UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: December 31, 2005

EXPLANATORY NOTE
This amended Form N-CSR is being filed for the purpose of correcting certain series and class identifier information of the registrant as set forth in the registrant’s original Form N-CSR filing.

Munder Balanced Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Munder Cash Investment Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Index 500 Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Intermediate Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder International Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets —Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder International Equity Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Internet Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Large-Cap Core Growth Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Large-Cap Value Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Michigan Tax-Free Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Munder Micro-Cap Equity Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Mid-Cap Core Growth Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Munder Power Plus Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Real Estate Equity Investment Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Small-Cap Value Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Small-Mid Cap Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Tax-Free Money Market Fund
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Munder Tax-Free Short & Intermediate Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Munder Technology Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Item 2. Code of Ethics
Item 3. Audit Committee Financial Expert
Item 4. Principal Accountant Fees and Services
Item 5. Audit Committees of Listed Registrants
Item 6. Schedule of Investments
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Item 10. Submission of Matters to a Vote of Security Holders
Item 11. Controls and Procedures
Item 12. Exhibits
SIGNATURES
Certifications Required by Rule 30A-2(A)
Certifications Required by Rule 30A-2(B)

SEMI-ANNUAL REPORT
December 31, 2005
Munder Balanced Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
26	Financial Highlights
33	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. Some of the Fund’s holdings are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. Fixed income securities will tend to experience smaller fluctuations in value than equity securities. However, investors in any fixed income product should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie charts illustrate the allocation of the Fund’s holdings by investment discipline. A complete list of holdings as of December 31, 2005 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INVESTMENT DISCIPLINE

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: John Adams, Robert Crosby, Tony Dong, Michael Gura, Anne Kennedy, Thomas Kenny, and Michael Vandenbossche

    The Fund earned a return of 4.41% for the six months ended December 31, 2005, relative to the 3.69% return for a 60%/40% blend of the Russell 3000 Index and the Lehman Brothers Intermediate Government/ Credit Index, and the 4.18% median return for the Lipper universe of balanced funds. As of December 31, 2005, the asset allocation was 65.2% equities and 34.8% fixed income and cash equivalents.

    The Fund is a diversified mutual fund with investments in both the fixed income and equity markets. The fixed income portion of the Fund includes bonds from the corporate, government and mortgage-related sectors, while equity holdings are divided into segments that include one or more categories of stocks. During the period, there were five equity segments in the Fund: large-cap value, large-cap growth, multi-cap growth, a blend of small-cap value and mid-cap core growth (sometimes referred to as “smid”), and real estate investment trusts or REITs.

    All segments of the Fund posted positive returns for the six-month period. The Fund’s fixed income holdings had the weakest performance, reflecting the relative weakness of the fixed income market during the latter half of 2005, especially in the third quarter. In the equity portion of the Fund, the multi-cap growth, large-cap growth and large-cap value holdings outperformed their respective segment benchmarks, while the smid and REIT holdings showed slight underperformance.

    The multi-cap growth segment of the Fund had the strongest overall performance, generating a positive double-digit return. This segment’s strength was the result of solid stock selection, especially in the energy sector. Multi-cap growth holdings in the health care, industrials, telecommunication services and consumer staples sectors also contributed to strong relative returns.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 3000 Index is an unmanaged index that represents approximately 98% of the U.S. equity market. The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of balanced funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$1,043.40	$7.83	1.52%
Class B	$1,000.00	$1,039.00	$11.67	2.27%
Class C	$1,000.00	$1,038.80	$11.67	2.27%
Class K	$1,000.00	$1,043.70	$7.83	1.52%
Class R	$1,000.00	$1,042.10	$9.11	1.77%
Class Y	$1,000.00	$1,044.10	$6.54	1.27%

Hypothetical
Class A	$1,000.00	$1,017.54	$7.73	1.52%
Class B	$1,000.00	$1,013.76	$11.52	2.27%
Class C	$1,000.00	$1,013.76	$11.52	2.27%
Class K	$1,000.00	$1,017.54	$7.73	1.52%
Class R	$1,000.00	$1,016.28	$9.00	1.77%
Class Y	$1,000.00	$1,018.80	$6.46	1.27%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Balanced Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 65.0%
Consumer Discretionary — 8.1%
Auto Components — 0.3%
2,000	Drew Industries Incorporated †	$56,380
5,350	Magna International, Inc., Class A	385,093

		441,473

Automobiles — 0.2%
5,450	Thor Industries, Inc.	218,381

Hotels, Restaurants & Leisure — 0.3%
4,620	Harrah’s Entertainment, Inc.	329,360
4,400	Penn National Gaming, Inc. †	144,980

		474,340

Household Durables — 3.0%
3,200	Beazer Homes USA, Inc.	233,088
10,720	Centex Corporation	766,373
15,200	D.R. Horton, Inc.	543,096
6,100	Hovnanian Enterprises, Inc., Class A †,(a)	302,804
3,450	Jarden Corporation †,(a)	104,018
6,500	KB HOME	472,290
2,540	M.D.C. Holdings, Inc.	157,429
15,620	Pulte Homes, Inc.	614,803
6,900	Ryland Group, Inc. (The) (a)	497,697
4,850	Standard Pacific Corporation	178,480
4,400	Toll Brothers, Inc. †	152,416

		4,022,494

Internet & Catalog Retail — 0.2%
5,350	eBay, Inc. †	231,387

Media — 1.3%
29,240	Comcast Corporation, Class A Special †	751,176
3,050	Getty Images, Inc. †,(a)	272,273
5,310	Omnicom Group Inc.	452,040
15,650	Time Warner Inc.	272,936

		1,748,425

Multiline Retail — 0.4%
5,250	J.C. Penney Corporation	291,900
5,400	Nordstrom, Inc.	201,960

		493,860

Specialty Retail — 2.0%
7,850	Abercrombie & Fitch Co., Class A	511,663
4,150	Chico’s FAS, Inc. †	182,309

See Notes to Financial Statements.

1

Munder Balanced Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Specialty Retail (Continued)
3,600	GameStop Corporation, Class A †,(a)	$114,552
8,850	Hibbett Sporting Goods, Inc. †	252,048
18,860	Home Depot, Inc. (The)	763,453
4,300	Jos. A. Bank Clothiers, Inc. †,(a)	186,663
7,450	Lowe’s Companies, Inc.	496,617
750	Tiffany & Co.	28,718
4,600	United Auto Group, Inc.	175,720

		2,711,743

Textiles, Apparel & Luxury Goods — 0.4%
4,650	Carter’s, Inc. †	273,653
3,180	NIKE, Inc., Class B	275,992

		549,645

Total Consumer Discretionary		10,891,748

Consumer Staples — 3.6%
Beverages — 0.7%
7,400	Constellation Brands, Inc., Class A †	194,102
2,000	Hansen Natural Corporation †,(a)	157,620
10,250	PepsiCo, Inc.	605,570

		957,292

Food & Staples Retailing — 1.3%
12,740	BJ’s Wholesale Club, Inc. †	376,594
9,840	CVS Corporation	259,973
18,270	Kroger Co. (The) †	344,938
12,785	Wal-Mart Stores, Inc.	598,338
3,450	Walgreen Company	152,697

		1,732,540

Food Products — 0.6%
13,745	Cadbury Schweppes PLC, ADR	526,296
15,590	Tyson Foods, Inc., Class A	266,589

		792,885

Household Products — 0.6%
6,500	Church & Dwight Co., Inc.	214,695
8,800	Procter & Gamble Company (The)	509,344

		724,039

Personal Products — 0.2%
5,675	Alberto-Culver Company	259,631

See Notes to Financial Statements.

2

Shares		Value

Consumer Staples (Continued)
Tobacco — 0.2%
4,150	Altria Group, Inc.	$310,088

Total Consumer Staples		4,776,475

Energy — 8.5%
Energy Equipment & Services — 2.7%
5,400	Cal Dive International, Inc. †,(a)	193,806
5,000	Grant Prideco, Inc. †	220,600
2,800	Halliburton Company	173,488
7,000	Helmerich & Payne, Inc.	433,370
8,480	National Oilwell Varco, Inc. †	531,696
5,530	Noble Corporation	390,086
7,900	Oil States International, Inc. †	250,272
19,488	Pason Systems Inc.	482,133
6,900	Patterson-UTI Energy, Inc.	227,355
1,700	Tenaris S.A., ADR	194,650
3,500	Unit Corporation †	192,605
10,580	Weatherford International Ltd. †	382,996

		3,673,057

Oil, Gas & Consumable Fuels — 5.8%
14,090	Apache Corporation	965,447
3,650	Arch Coal, Inc. (a)	290,175
1,400	Burlington Resources Inc.	120,680
9,130	Chevron Corporation	518,310
7,402	Cimarex Energy Company	318,360
16,050	ConocoPhillips	933,789
34,800	Exxon Mobil Corporation	1,954,716
3,900	Newfield Exploration Company †	195,273
4,200	Noble Energy, Inc.	169,260
2,100	Occidental Petroleum Corporation	167,748
3,000	Peabody Energy Corporation	247,260
5,600	Southwestern Energy Company †	201,264
4,800	Swift Energy Company †	216,336
3,340	Total SA, ADR(a)	422,176
8,400	Ultra Petroleum Corp. †	468,720
3,400	Valero Energy Corporation	175,440
10,033	XTO Energy Inc.	440,850

		7,805,804

Total Energy		11,478,861

See Notes to Financial Statements.

3

Munder Balanced Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials — 16.9%
Capital Markets — 1.8%
2,150	Affiliated Managers Group, Inc. †,(a)	$172,538
12,880	Bank of New York Company, Inc. (The)	410,228
1,600	BlackRock, Inc. (a)	173,568
4,340	Goldman Sachs Group, Inc. (The)	554,261
1,920	Lehman Brothers Holdings, Inc.	246,086
13,200	Merrill Lynch & Co., Inc.	894,036

		2,450,717

Commercial Banks — 2.2%
17,940	Bank of America Corporation	827,931
20,860	U.S. Bancorp	623,505
12,290	Wachovia Corporation	649,650
8,450	Wells Fargo & Company	530,914
5,070	Zions Bancorporation	383,089

		3,015,089

Consumer Finance — 0.6%
14,600	American Express Company	751,316

Diversified Financial Services — 2.9%
6,350	Asset Acceptance Capital Corp. †	142,621
15,870	CIT Group Inc.	821,749
40,403	Citigroup, Inc.	1,960,757
23,780	JPMorgan Chase & Co.	943,828

		3,868,955

Insurance — 3.1%
10,200	ACE Limited	545,088
8,170	Allstate Corporation (The)	441,752
12,675	American International Group, Inc.	864,815
4,400	AmerUs Group Co. (a)	249,348
3,100	Delphi Financial Group, Inc.	142,631
12,520	Genworth Financial, Inc., Class A	432,942
7,660	Hartford Financial Services Group, Inc.	657,917
4,200	Hub International Limited	108,360
3,650	Manulife Financial Corporation	214,620
9,150	W. R. Berkley Corporation	435,723

		4,093,196

Real Estate — 5.0%
975	Alexandria Real Estate Equities, Inc., REIT	78,488
825	AMB Property Corporation, REIT	40,565
10,900	American Home Mortgage Investment Corp., REIT	355,013

See Notes to Financial Statements.

4

Shares		Value

Financials (Continued)
Real Estate (Continued)
525	Apartment Investment and Management Company, Class A, REIT	$19,882
3,650	Archstone-Smith Trust, REIT	152,898
1,450	Arden Realty, Inc., REIT	65,004
6,125	Ashford Hospitality Trust, Inc., REIT	64,251
950	AvalonBay Communities, Inc., REIT	84,787
1,050	BioMed Realty Trust, Inc., REIT	25,620
1,975	Boston Properties, Inc. REIT	146,407
1,900	Camden Property Trust, REIT	110,048
1,350	CBL & Associates Properties, Inc., REIT	53,339
575	CenterPoint Properties Trust, REIT	28,451
550	CentraCore Properties Trust, REIT	14,779
4,275	Columbia Equity Trust, Inc. REIT (a)	69,041
2,500	Corporate Office Properties Trust, REIT	88,850
2,300	Developers Diversified Realty Corporation, REIT	108,146
300	Duke Realty Corporation, REIT	10,020
1,900	Equity Office Properties Trust, REIT	57,627
2,875	Equity One, Inc., REIT	66,470
2,750	Equity Residential, REIT	107,580
300	Essex Property Trust, Inc., REIT	27,660
8,125	Feldman Mall Properties, Inc., REIT (a)	97,581
2,775	First Potomac Realty Trust, REIT	73,815
14,840	General Growth Properties, Inc., REIT	697,332
1,625	Health Care REIT, Inc.	55,088
3,150	Hersha Hospitality Trust, Class A, REIT (a)	28,382
8,250	Host Marriott Corporation, REIT	156,337
10,250	JER Investors Trust Inc., REIT (a)	173,737
3,750	Kimco Realty Corporation, REIT	120,300
19,250	KKR Financial Corp., REIT	461,807
15,000	KKR Financial Corp., REIT, 144A †,(b),(c),(d),(e)	359,850
8,425	LaSalle Hotel Properties, REIT	309,366
4,075	Medical Properties Trust, Inc., REIT	39,854
900	Mid-America Apartment Communities, Inc., REIT	43,650
425	Mills Corporation (The), REIT	17,825
5,625	Newcastle Investment Corp., REIT (a)	139,781
7,800	NorthStar Realty Finance Corp., REIT	79,482
800	Pan Pacific Retail Properties, Inc., REIT	53,512
11,650	ProLogis, REIT	544,288
900	PS Business Parks, Inc., REIT	44,280
2,400	Public Storage, Inc., REIT	162,528
2,125	RAIT Investment Trust, REIT	55,080
3,025	Reckson Associates Realty Corp., REIT	108,839
825	Regency Centers Corporation, REIT	48,634

See Notes to Financial Statements.

5

Munder Balanced Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Real Estate (Continued)
3,600	Republic Property Trust, REIT (a)	$43,200
2,789	Simon Property Group, Inc., REIT	213,721
1,575	SL Green Realty Corp., REIT	120,314
1,450	Sovran Self Storage, Inc., REIT	68,107
1,200	Sunstone Hotel Investors, Inc., REIT	31,884
925	Town & Country Trust (The), REIT (a)	31,274
2,000	U-Store-It Trust, REIT	42,100
11,150	Ventas, Inc., REIT	357,023
1,750	Vornado Realty Trust, REIT	146,072
1,087	Weingarten Realty Investors, REIT	41,099

		6,741,068

Thrifts & Mortgage Finance — 1.3%
8,190	Federal Home Loan Mortgage Corporation	535,217
18,790	PMI Group, Inc. (The) (a)	771,705
10,630	Washington Mutual, Inc.	462,405

		1,769,327

Total Financials		22,689,668

Health Care — 6.8%
Biotechnology — 1.1%
5,200	Amgen, Inc. †	410,072
3,350	Genentech, Inc. †	309,875
14,550	Gilead Sciences, Inc. †	765,767

		1,485,714

Health Care Equipment & Supplies — 1.0%
11,200	Dade Behring Holdings, Inc.	457,968
4,400	Hologic, Inc. †	166,848
9,800	Kyphon Inc. †	400,134
6,800	St. Jude Medical, Inc. †	341,360

		1,366,310

Health Care Providers & Services — 3.2%
5,350	Aetna, Inc.	504,558
12,021	Caremark Rx, Inc. †	622,568
5,750	Community Health Systems, Inc. †	220,455
13,250	Coventry Health Care, Inc. †	754,720
3,200	Laboratory Corporation of America Holdings †,(a)	172,320
9,198	UnitedHealth Group, Inc.	571,564

See Notes to Financial Statements.

6

Shares		Value

Health Care (Continued)
Health Care Providers & Services (Continued)
8,000	VCA Antech, Inc. †	$225,600
15,732	WellPoint, Inc. †	1,255,256

		4,327,041

Pharmaceuticals — 1.5%
14,940	Johnson & Johnson	897,894
3,900	Novartis AG, ADR	204,672
22,330	Pfizer, Inc.	520,736
8,250	Wyeth	380,077

		2,003,379

Total Health Care		9,182,444

Industrials — 7.1%
Aerospace & Defense — 1.3%
3,000	Alliant Techsystems, Inc. †	228,510
9,300	Ceradyne, Inc. †,(a)	407,340
4,450	L-3 Communications Holdings, Inc.	330,857
13,700	United Technologies Corporation	765,967

		1,732,674

Commercial Services & Supplies — 0.5%
13,770	ARAMARK Corporation, Class B	382,531
3,500	Portfolio Recovery Associates, Inc. †,(a)	162,540
3,200	Stericycle, Inc. †	188,416

		733,487

Construction & Engineering — 0.3%
1,700	EMCOR Group, Inc. †	114,801
4,850	McDermott International, Inc. †	216,359

		331,160

Industrial Conglomerates — 1.6%
44,085	General Electric Company	1,545,179
20,020	Tyco International Ltd.	577,777

		2,122,956

Machinery — 2.1%
5,400	Caterpillar, Inc.	311,958
15,250	Danaher Corporation	850,645
3,800	Eaton Corporation	254,942
3,350	Graco Inc.	122,208
3,280	ITT Industries, Inc.	337,250
13,050	Joy Global, Inc.	522,000

See Notes to Financial Statements.

7

Munder Balanced Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery (Continued)
6,000	Oshkosh Truck Corporation	$267,540
2,000	Terex Corporation †	118,800

		2,785,343

Road & Rail — 0.7%
12,400	Norfolk Southern Corporation	555,892
16,500	Old Dominion Freight Line, Inc. †	445,170

		1,001,062

Trading Companies & Distributors — 0.6%
6,000	Beacon Roofing Supply, Inc. †	172,380
7,300	Rush Enterprises, Inc., Class A †	108,624
13,600	WESCO International, Inc. †	581,128

		862,132

Total Industrials		9,568,814

Information Technology — 8.2%
Communications Equipment — 1.0%
20,350	Cisco Systems, Inc. †	348,392
4,400	Harris Corporation	189,244
42,745	Nokia Corporation, ADR	782,234

		1,319,870

Computers & Peripherals — 1.2%
3,300	Apple Computer, Inc. †	237,237
10,650	Dell, Inc. †	319,394
19,550	EMC Corporation †	266,271
8,148	Hewlett-Packard Company	233,277
2,960	International Business Machines Corporation	243,312
2,600	Logitech International S.A., ADR †	121,602
13,800	Western Digital Corporation †	256,818

		1,677,911

Electronic Equipment & Instruments — 0.3%
6,790	Amphenol Corporation, Class A	300,525
5,150	Cogent, Inc. †	116,802

		417,327

See Notes to Financial Statements.

8

Shares		Value

Information Technology (Continued)
Information Technology Services — 1.5%
15,250	Accenture Ltd., Class A	$440,268
14,500	Cognizant Technology Solutions Corporation, Class A †	730,075
10,300	Satyam Computer Services Ltd., ADR	376,877
8,400	SRA International, Inc. †	256,536
8,500	Wright Express Corporation †	187,000

		1,990,756

Internet Software & Services — 1.1%
9,400	Akamai Technologies, Inc. †	187,342
5,000	aQuantive, Inc. †,(a)	126,200
350	Google Inc., Class A †	145,201
5,400	j2 Global Communications, Inc. †,(a)	230,796
7,100	NetEase.com, Inc., ADR †,(a)	398,736
2,610	TOM Online, Inc., ADR †	51,730
9,000	Yahoo! Inc. †	352,620

		1,492,625

Semiconductors & Semiconductor Equipment — 2.1%
6,450	Diodes Incorporated †	200,272
11,800	FormFactor, Inc. †	288,274
43,510	Intel Corporation	1,086,010
9,450	Marvell Technology Group Ltd. †	530,050
8,400	MEMC Electronic Materials, Inc. †	186,228
27,900	ON Semiconductor Corporation †	154,287
29,257	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	289,937
3,100	Texas Instruments Incorporated	99,417

		2,834,475

Software — 1.0%
6,350	Intuit, Inc. †	338,455
25,290	Microsoft Corporation	661,333
25,950	Oracle Corporation †	316,850

		1,316,638

Total Information Technology		11,049,602

Materials — 2.4%
Chemicals — 1.1%
5,255	BASF AG, ADR	401,903
15,050	Praxair, Inc.	797,048
5,960	Scotts Miracle-Gro Company (The) (a)	269,630

		1,468,581

See Notes to Financial Statements.

9

Munder Balanced Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Construction Materials — 0.7%
7,350	Florida Rock Industries, Inc.	$360,591
15,350	Headwaters Incorporated †,(a)	544,004

		904,595

Metals & Mining — 0.6%
6,550	Carpenter Technology Corporation	461,578
6,150	Nucor Corporation	410,328

		871,906

Total Materials		3,245,082

Telecommunication Services — 1.6%
Diversified Telecommunication Services — 0.7%
15,580	AT&T Inc.	381,554
20,370	BellSouth Corporation	552,027

		933,581

Wireless Telecommunication Services — 0.9%
5,710	ALLTEL Corporation	360,301
7,600	America Movil SA de CV, ADR, Series L	222,376
14,400	Turkcell Iletisim Hizmetleri AS, ADR	221,184
9,350	Vimpel Communications, Inc., ADR †,(a)	413,551

		1,217,412

Total Telecommunication Services		2,150,993

Utilities — 1.8%
Electric Utilities — 0.9%
6,050	American Electric Power Company, Inc.	224,394
3,270	Edison International	142,604
5,270	Exelon Corporation	280,048
4,320	FirstEnergy Corp.	211,637
4,030	FPL Group, Inc.	167,487
4,860	Southern Company (The)	167,816

		1,193,986

Gas Utilities — 0.4%
9,700	Equitable Resources, Inc.	355,893
1,350	New Jersey Resources Corporation	56,552
2,600	Questar Corporation	196,820

		609,265

Independent Power Producers & Energy Traders — 0.2%
8,540	Duke Energy Corporation	234,423

See Notes to Financial Statements.

10

Shares		Value

Utilities (Continued)
Multi-Utilities — 0.3%
3,100	Dominion Resources, Inc.	$239,320
3,370	Wisconsin Energy Corporation	131,632

		370,952

Water Utilities — 0.0% #
2,267	Aqua America, Inc.	61,880

Total Utilities		2,470,506

TOTAL COMMON STOCKS
(Cost $67,805,468)		87,504,193

INVESTMENT COMPANY SECURITY — 0.1%
(Cost $181,914)
Financials — 0.1%
Capital Markets — 0.1%
4,900	American Capital Strategies, Ltd.	177,429

WARRANT — 0.0% #
(Cost $788)
Communication Equipment — 0.0% #
536	Lucent Technologies, Incorporated, expires 12/10/2007, (exercise price: $2.75) †	303

Principal
Amount

ASSET-BACKED SECURITIES — 2.4%
Auto Loan — 0.3%
$425,000	DaimlerChrysler Auto Trust, Series 2005-A, Class A3, 3.490% due 12/08/2008	419,397

Credit Card — 1.0%
850,000	Capital One Master Trust, Series 2001-3A, Class A, 5.450% due 03/16/2009	852,600
455,000	Chemical Master Credit Card Trust 1, Series 1996-2, Class A, 5.980% due 09/15/2008	455,243

		1,307,843

Equipment — 0.6%
900,000	John Deere Owner Trust, Series 2004-A, Class A4, 3.020% due 03/15/2011	874,167

Utilities — 0.5%
329,294	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	331,388

See Notes to Financial Statements.

11

Munder Balanced Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Utilities (Continued)
$351,100	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	$355,719

		687,107

TOTAL ASSET-BACKED SECURITIES
(Cost $3,348,764)		3,288,514

CORPORATE BONDS AND NOTES — 13.3%
Financials — 6.0%
700,000	Aegon Funding Corp., 5.750% due 12/15/2020	710,587
140,000	Allstate Life Global FD, MTN, 4.250% due 02/26/2010 (a)	136,241
500,000	Block Financial Corporation, 8.500% due 04/15/2007	520,493
500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	545,167
435,000	Goldman Sachs Group, Inc., 6.875% due 01/15/2011	468,613
78,000	Household Finance Corporation, 8.000% due 07/15/2010	87,015
440,000	ING USA Global Funding Trust, 4.500% due 10/01/2010	431,333
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013 (a)	388,065
500,000	Keycorp, MTN, 4.394% due 07/23/2007 (f)	501,147
510,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	556,422
350,000	National Rural Utilities Cooperative Finance Corporation, 6.000% due 05/15/2006	351,617
450,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	434,885
	SLM Corporation, MTN:
250,000	4.340% due 07/27/2009 (f)	249,725
500,000	5.125% due 08/27/2012	500,725
300,000	Sovereign Bank 4.375% due 08/01/2013 (h)	294,440
600,000	TIAA Global Markets, Inc. 144A, 3.875% due 01/22/2008 (b),(c),(g)	588,374
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011	373,741

See Notes to Financial Statements.

12

Principal
Amount		Value

Financials (Continued)
$150,000	Wachovia Bank, N.A., 7.800% due 08/18/2010	$168,365
825,000	Wells Fargo & Company, 3.125% due 04/01/2009	781,480

		8,088,435

Industrials — 6.8%
300,000	American Standard, Inc., 7.375% due 02/01/2008 (a)	312,536
570,000	Bellsouth Corporation, 5.000% due 10/15/2006	570,775
650,000	BHP Billiton Finance, YNK, 4.800% due 04/15/2013 (a)	641,019
375,000	British Telecommunications PLC, YNK, 8.375% due 12/15/2010	426,885
440,000	Centex Corp, 5.800% due 09/15/2009	445,675
210,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	243,070
450,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	443,057
450,000	DaimlerChrysler Holding Corporation, 4.700% due 03/07/2007 (f)	449,540
100,000	Deluxe Corporation, 5.000% due 12/15/2012 (a)	84,915
550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	528,297
550,000	Diageo Capital PLC, YNK, 3.500% due 11/19/2007	535,692
365,000	Marathon Oil Corporation, 6.850% due 03/01/2008	379,256
815,000	Merck & Co., Inc., 4.750% due 03/01/2015 (a)	779,438
187,500	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	202,708
650,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	662,056
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010	462,760
510,000	Union Texas Petroleum Holdings, Inc. (MAPS), 7.000% due 04/15/2008	534,504
700,000	Verizon Maryland, Inc., 6.125% due 03/01/2012 (a)	715,345

See Notes to Financial Statements.

13

Munder Balanced Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrials (Continued)
$485,000	Wal-Mart Stores, Inc., 4.500% due 07/01/2015 (a)	$467,028
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	215,956

		9,100,512

Utilities — 0.5%
375,000	AEP Texas Central Company, Series D, 5.500% due 02/15/2013	379,461
350,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	341,361

		720,822

TOTAL CORPORATE BONDS AND NOTES
(Cost $18,120,584)		17,909,769

MORTGAGE-BACKED SECURITIES — 5.5%
Collateralized Mortgage Obligations (CMO) — Agency — 2.4%
	FHLMC:
191,988	Series 1737, Class H, 6.000% due 01/15/2023	192,113
450,000	Series 2866, Class WN, 4.500% due 01/15/2024	444,839
800,000	Series 2700, Class PG, 4.500% due 05/15/2032	755,928
900,000	Series 3029, Class PD, 5.000% due 11/15/2030	879,032
	FNMA:
55,696	Series 1994-23, Class PE, 6.000% due 08/25/2022	55,568
	GNMA:
931,443	Series 2002-9, Class B, 5.881% due 03/16/2024	946,565

		3,274,045

Collateralized Mortgage Obligations (CMO) — Non Agency — 0.7%
1,000,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A2 4.750% due 10/25/2035 (f)	980,422

See Notes to Financial Statements.

14

Principal
Amount		Value

Commercial Mortgage-Backed Securities — 1.2%
$140,224	DLJ Commercial Mortgage Corporation, Series 2000-CKP1, Class A1A, 6.930% due 11/10/2033	$143,403
1,000,000	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	1,075,062
450,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, 4.803% due 10/15/2041	436,594

		1,655,059

Mortgage Pass-Through Securities — 1.2%
	FHLMC:
4,247	Pool #E62394, 7.500% due 09/01/2010	4,283
	FNMA:
306,065	Pool #386314, 3.790% due 07/01/2013	285,484
370,306	Pool #780620, 5.500% due 05/01/2034	367,590
149,632	Pool #323406, 5.978% due 11/01/2008	152,483
638,325	Pool #380709, 6.080% due 10/01/2008	650,209
15,300	Pool #303105, 11.000% due 11/01/2020	16,920
58,209	Pool #100081, 11.500% due 08/20/2016	63,988
	GNMA:
11,167	Pool #780584, 7.000% due 06/15/2027	11,755

		1,552,712

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $7,536,017)		7,462,238

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.7%
Government Agency Debentures — 0.5%
400,000	Financing Corporation, 10.700% due 10/06/2017	602,506

Government Sponsored Enterprises (GSE) — 6.2%
	FHLB:
600,000	2.650% due 04/28/2006	596,214
490,000	5.750% due 05/15/2012	515,966

See Notes to Financial Statements.

15

Munder Balanced Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government Sponsored Enterprises (Continued)
	FHLMC:
$435,000	4.000% due 08/17/2007 (a)	$429,912
290,000	4.875% due 11/15/2013	291,372
1,000,000	5.500% due 11/22/2010	999,491
1,100,000	5.625% due 03/15/2011	1,143,383
750,000	6.250% due 03/05/2012	761,392
100,000	6.625% due 09/15/2009	106,244
	FNMA:
250,000	2.125% due 04/15/2006	248,254
1,000,000	4.125% due 04/15/2014	953,592
1,000,000	4.250% due 07/15/2007	992,551
455,000	4.300% due 02/17/2010	447,659
20,000	4.375% due 03/15/2013	19,475
665,000	5.500% due 03/15/2011	687,375
205,000	6.125% due 03/15/2012	219,377

		8,412,257

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,103,858)		9,014,763

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bill — 0.7%
1,000,000	4.146% due 06/22/2006 (i)	980,077

U.S. Treasury Bonds — 1.0%
375,000	6.250% due 05/15/2030 (a)	465,732
670,000	7.500% due 11/15/2016 (a)	841,583

		1,307,315

U.S. Treasury Notes — 2.9%
140,000	2.625% due 03/15/2009 (a)	132,710
125,000	3.000% due 02/15/2009 (a)	119,971
350,000	3.125% due 10/15/2008 (a)	338,557
425,000	3.250% due 08/15/2008 (a)	413,230
1,463,580	3.625% due 01/15/2008 TIPS (a)	1,502,857
45,000	4.000% due 11/15/2012	44,031
320,000	4.000% due 04/15/2010 (a)	315,350
550,000	4.250% due 08/15/2013 (a)	545,080
450,000	4.250% due 08/15/2015 (a)	444,182
40,000	4.375% due 08/15/2012 (a)	39,995

		3,895,963

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,216,342)		6,183,355

See Notes to Financial Statements.

16

Principal
Amount		Value

REPURCHASE AGREEMENT — 2.3%
(Cost $3,020,000)
$3,020,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $3,021,308 on 01/03/2006, collateralized by $3,070,000 FHLMC, 5.500% maturing 11/16/2015 (value $3,085,350)	$3,020,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 10.7%
(Cost $14,460,586)
14,460,586	State Street Navigator Securities Trust – Prime Portfolio (j)	14,460,586

TOTAL INVESTMENTS
(Cost $129,794,321)	110.6%	149,021,150
OTHER ASSETS AND LIABILITIES (Net)	(10.6)	(14,304,470)

NET ASSETS	100.0%	$134,716,680

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	Security, or a portion thereof, is on loan.

(b)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $359,850, 0.3% of net assets.

Security	Acquisition Date	Cost

KKR Financial Corp., REIT, 144A	08/05/2004	$300,000

See Notes to Financial Statements.

17

Munder Balanced Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

(e)	At December 31, 2005, KKR Financial Corp., REIT 144A was valued at $23.99 per share which represents 100.0% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on June 23, 2005.

(f)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2005.

(g)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(h)	Interest rate shown reflects the rate currently in effect through August 18, 2008. Thereafter the interest rate will be variable.

(i)	Rate represents annualized yield at date of purchase.

(j)	As of December 31, 2005, the market value of the securities on loan is $14,098,491.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Securities
MTN  — Medium Term Note
REIT  — Real Estate Investment Trust
TIPS  — Treasury Inflation-Protected Security
YNK  — Yankee Security

See Notes to Financial Statements.

18

[This Page Intentionally Left Blank]

19

Munder Balanced Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investment, at value
See accompanying schedules:
Securities (including $14,098,491 of securities loaned)	$146,001,150
Repurchase agreement	3,020,000

Total Investments	149,021,150
Cash	605
Interest receivable	479,702
Dividends receivable	86,981
Receivable for investment securities sold	1,052,290
Receivable for Fund shares sold	565,687
Prepaid expenses and other assets	37,347

Total Assets	151,243,762

LIABILITIES:
Payable upon return of securities loaned	14,460,586
Payable for investment securities purchased	1,218,474
Payable for Fund shares redeemed	625,658
Transfer agency/record keeping fees payable	77,401
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	50,817
Trustees’ fees and expenses payable	35,023
Administration fees payable	16,755
Custody fees payable	8,535
Investment advisory fees payable	4,212
Shareholder servicing fees payable — Class K Shares	2,497
Accrued expenses and other payables	27,124

Total Liabilities	16,527,082

NET ASSETS	$134,716,680

Investments, at cost	$129,794,321

See Notes to Financial Statements.

20

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(58,846)
Accumulated net realized loss on investments sold	(6,355,701)
Net unrealized appreciation of investments	19,226,808
Paid-in capital	121,904,419

$134,716,680

NET ASSETS:
Class A Shares	$43,135,850

Class B Shares	$30,006,381

Class C Shares	$18,256,616

Class K Shares	$11,750,552

Class R Shares	$2,341

Class Y Shares	$31,564,940

SHARES OUTSTANDING:
Class A Shares	3,612,320

Class B Shares	2,537,941

Class C Shares	1,537,615

Class K Shares	989,276

Class R Shares	196

Class Y Shares	2,656,878

CLASS A SHARES:
Net asset value and redemption price per share	$11.94

Maximum sales charge	5.50%
Maximum offering price per share	$12.64

CLASS B SHARES:
Net asset value and offering price per share*	$11.82

CLASS C SHARES:
Net asset value and offering price per share*	$11.87

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$11.88

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$11.94

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$11.88

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

21

Munder Balanced Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$1,017,893
Dividends(a)	674,224
Securities lending	14,834

Total Investment Income	1,706,951

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	51,702
Class B Shares	166,603
Class C Shares	92,831
Class R Shares	6
Shareholder servicing fees:
Class K Shares	14,441
Investment advisory fees	436,748
Transfer agency/ record keeping fees	158,174
Administration fees	103,466
Custody fees	46,456
Legal and audit fees	22,619
Registration and filing fees	20,865
Trustees’ fees and expenses	20,718
Other	45,886

Total Expenses	1,180,515

NET INVESTMENT INCOME	526,436

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	4,956,866
Foreign currency-related transactions	(1,577)
Net change in unrealized appreciation/(depreciation) of:
Securities	7,628
Foreign currency-related transactions	(21)

Net realized and unrealized gain on investments	4,962,896

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,489,332

(a)	Net of dividend withholding taxes of $2,763.

See Notes to Financial Statements.

22

Munder Balanced Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Net investment income	$526,436	$997,775
Net realized gain from security and foreign currency-related transactions	4,955,289	8,463,413
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	7,607	1,897,394

Net increase in net assets resulting from operations	5,489,332	11,358,582
Dividends to shareholders from net investment income:
Class A Shares	(241,831)	(401,353)
Class B Shares	(65,326)	(99,478)
Class C Shares	(37,817)	(45,747)
Class K Shares	(68,068)	(110,611)
Class R Shares	(11)	(17)
Class Y Shares	(215,114)	(312,838)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(170,178)	2,106,199
Class B Shares	(6,672,500)	(10,181,077)
Class C Shares	(861,194)	(564,499)
Class K Shares	184,722	(1,510,255)
Class R Shares	11	2,017
Class Y Shares	2,774,837	5,471,140
Short-term trading fees	1,052	463

Net increase in net assets	117,915	5,712,526
NET ASSETS
Beginning of period	134,598,765	128,886,239

End of period	$134,716,680	$134,598,765

Undistributed net investment income/ (Accumulated distributions in excess of net investment income)	$(58,846)	$42,885

(a)	The Munder Balanced Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

23

Munder Balanced Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Amount
Class A Shares:
Sold*	$10,136,398	$20,048,295
Issued as reinvestment of dividends	171,320	310,617
Redeemed	(10,477,896)	(18,252,713)

Net increase/(decrease)	$(170,178)	$2,106,199

Class B Shares:
Sold	$1,272,233	$4,556,767
Issued as reinvestment of dividends	46,715	69,771
Redeemed*	(7,991,448)	(14,807,615)

Net decrease	$(6,672,500)	$(10,181,077)

Class C Shares:
Sold	$1,051,336	$3,445,897
Issued as reinvestment of dividends	24,282	29,986
Redeemed	(1,936,812)	(4,040,382)

Net decrease	$(861,194)	$(564,499)

Class K Shares:
Sold	$772,208	$1,261,691
Issued as reinvestment of dividends	67,862	50,977
Redeemed	(655,348)	(2,822,923)

Net increase/(decrease)	$184,722	$(1,510,255)

Class R Shares:
Sold	$—	$2,000
Issued as reinvestment of dividends	11	17

Net increase	$11	$2,017

Class Y Shares:
Sold	$3,930,707	$8,374,576
Issued as reinvestment of dividends	149,663	196,334
Redeemed	(1,305,533)	(3,099,770)

Net increase	$2,774,837	$5,471,140

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder Balanced Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

24

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Shares
Class A Shares:
Sold*	860,069	1,810,632
Issued as reinvestment of dividends	14,439	27,798
Redeemed	(892,987)	(1,661,853)

Net increase/(decrease)	(18,479)	176,577

Class B Shares:
Sold	109,790	421,276
Issued as reinvestment of dividends	3,978	6,210
Redeemed*	(686,522)	(1,357,715)

Net decrease	(572,754)	(930,229)

Class C Shares:
Sold	89,895	318,045
Issued as reinvestment of dividends	2,057	2,675
Redeemed	(165,301)	(371,677)

Net decrease	(73,349)	(50,957)

Class K Shares:
Sold	65,783	114,701
Issued as reinvestment of dividends	5,755	4,511
Redeemed	(56,018)	(257,789)

Net increase/(decrease)	15,520	(138,577)

Class R Shares:
Sold	—	194
Issued as reinvestment of dividends	1	1

Net increase	1	195

Class Y Shares:
Sold	335,237	770,218
Issued as reinvestment of dividends	12,692	17,616
Redeemed	(111,866)	(278,480)

Net increase	236,063	509,354

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder Balanced Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

25

Munder Balanced Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$11.51		$10.64	$9.38	$9.22	$10.25	$12.13

Income/(loss) from investment operations:
Net investment income	0.06		0.11	0.08	0.09	0.16	0.19
Net realized and unrealized gain/(loss) on investments	0.44		0.87	1.25	0.17	(1.04)	(0.26)

Total from investment operations	0.50		0.98	1.33	0.26	(0.88)	(0.07)

Less distributions:
Dividends from net investment income	(0.07)		(0.11)	(0.07)	(0.10)	(0.15)	(0.18)
Distributions from net realized gains	—		—	—	—	—	(1.35)
Distributions in excess of net realized gains	—		—	—	—	—	(0.28)

Total distributions	(0.07)		(0.11)	(0.07)	(0.10)	(0.15)	(1.81)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—	—

Net asset value, end of period	$11.94		$11.51	$10.64	$9.38	$9.22	$10.25

Total return(b)	4.34%		9.24%	14.16%	2.86%	(8.60)%	(1.23)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$43,136		$41,806	$36,742	$26,766	$26,336	$20,621
Ratio of operating expenses to average net assets	1.52	%(e)	1.47%	1.54%	1.57%	1.37%	1.31%
Ratio of net investment income to average net assets	1.02	%(e)	1.03%	0.76%	1.07%	1.59%	1.80%
Portfolio turnover rate	28%		75%	65%	61%	79%	165%
Ratio of operating expenses to average net assets without expense waivers	1.52	%(e)	1.47%	1.55%	1.58%	1.37%	1.31%

(a)	The Munder Balanced Fund Class A Shares and Class B Shares commenced operations on April 30, 1993 and June 21, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

26

B Shares

Period Ended		Year	Year		Year	Year	Year
12/31/05(c)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)

$11.40		$10.53	$9.30		$9.15	$10.16	$12.08

0.02		0.03	0.00	(d)	0.03	0.08	0.11
0.42		0.87	1.23		0.15	(1.01)	(0.30)

0.44		0.90	1.23		0.18	(0.93)	(0.19)

(0.02)		(0.03)	(0.00	)(d)	(0.03)	(0.08)	(0.10)
—		—	—		—	—	(1.35)
—		—	—		—	—	(0.28)

(0.02)		(0.03)	—		(0.03)	(0.08)	(1.73)

0.00	(d)	0.00 (d)	—		—	—	—

$11.82		$11.40	$10.53		$9.30	$9.15	$10.16

3.90%		8.53%	13.26%		2.00%	(9.16)%	(2.30)%

$30,006		$35,462	$42,565		$39,406	$48,006	$47,329
2.27	%(e)	2.22%	2.29%		2.32%	2.12%	2.06%
0.27	%(e)	0.27%	0.01%		0.32%	0.84%	1.05%
28%		75%	65%		61%	79%	165%
2.27	%(e)	2.22%	2.30%		2.33%	2.12%	2.06%

See Notes to Financial Statements.

27

Munder Balanced Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/05(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$11.45		$10.58	$9.34		$9.19	$10.20	$12.12

Income/(loss) from investment operations:
Net investment income	0.02		0.03	0.00	(d)	0.03	0.08	0.11
Net realized and unrealized gain/(loss) on investments	0.42		0.87	1.24		0.15	(1.01)	(0.30)

Total from investment operations	0.44		0.90	1.24		0.18	(0.93)	(0.19)

Less distributions:
Dividends from net investment income	(0.02)		(0.03)	(0.00	)(d)	(0.03)	(0.08)	(0.10)
Distributions from net realized gains	—		—	—		—	—	(1.35)
Distributions in excess of net realized gains	—		—	—		—	—	(0.28)

Total distributions	(0.02)		(0.03)	—		(0.03)	(0.08)	(1.73)

Short-term trading fees	0.00	(d)	0.00 (d)	—		—	—	—

Net asset value, end of period	$11.87		$11.45	$10.58		$9.34	$9.19	$10.20

Total return(b)	3.88%		8.49%	13.31%		1.99%	(9.12)%	(2.38)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,257		$18,443	$17,580		$15,445	$20,041	$24,364
Ratio of operating expenses to average net assets	2.27	%(e)	2.22%	2.29%		2.32%	2.12%	2.06%
Ratio of net investment income to average net assets	0.27	%(e)	0.28%	0.01%		0.32%	0.84%	1.05%
Portfolio turnover rate	28%		75%	65%		61%	79%	165%
Ratio of operating expenses to average net assets without expense waivers	2.27	%(e)	2.22%	2.30%		2.33%	2.12%	2.06%

(a)	The Munder Balanced Fund Class C Shares and Class K Shares commenced operations on January 24, 1996 and April 16, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

28

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

$11.45		$10.58	$9.33	$9.17	$10.19	$12.14

0.06		0.11	0.08	0.09	0.16	0.20
0.44		0.87	1.24	0.17	(1.03)	(0.34)

0.50		0.98	1.32	0.26	(0.87)	(0.14)

(0.07)		(0.11)	(0.07)	(0.10)	(0.15)	(0.18)
—		—	—	—	—	(1.35)
—		—	—	—	—	(0.28)

(0.07)		(0.11)	(0.07)	(0.10)	(0.15)	(1.81)

0.00	(d)	0.00 (d)	—	—	—	—

$11.88		$11.45	$10.58	$9.33	$9.17	$10.19

4.37%		9.29%	14.13%	2.76%	(8.45)%	(1.81)%

$11,751		$11,153	$11,769	$11,571	$11,876	$17,713
1.52	%(e)	1.47%	1.54%	1.57%	1.37%	1.31%
1.02	%(e)	1.02%	0.76%	1.07%	1.59%	1.80%
28%		75%	65%	61%	79%	165%
1.52	%(e)	1.47%	1.55%	1.58%	1.37%	1.31%

See Notes to Financial Statements.

29

Munder Balanced Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Period Ended		Period
	12/31/05(c)		Ended
	(Unaudited)		6/30/05(c)

Net asset value, beginning of period	$11.52		$10.32

Income/(loss) from investment operations:
Net investment income	0.05		0.08
Net realized and unrealized gain/(loss) on investments	0.42		1.21

Total from investment operations	0.47		1.29

Less distributions:
Dividends from net investment income	(0.05)		(0.09)
Distributions from net realized gains	—		—
Distributions in excess of net realized gains	—		—

Total distributions	(0.05)		(0.09)

Short-term trading fees	0.00	(d)	0.00	(d)

Net asset value, end of period	$11.94		$11.52

Total return(b)	4.21%		12.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2		$2
Ratio of operating expenses to average net assets	1.77	%(e)	1.72	%(e)
Ratio of net investment income to average net assets	0.78	%(e)	0.81	%(e)
Portfolio turnover rate	28%		75%
Ratio of operating expenses to average net assets without expense waivers	1.77	%(e)	1.72	%(e)

(a)	The Munder Balanced Fund Class R Shares and Class Y Shares commenced operations on July 29, 2004 and, April 13, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

30

Y Shares

Period Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

$11.46		$10.58	$9.33	$9.18	$10.20	$12.14

0.07		0.14	0.10	0.11	0.18	0.22
0.43		0.88	1.24	0.16	(1.02)	(0.32)

0.50		1.02	1.34	0.27	(0.84)	(0.10)

(0.08)		(0.14)	(0.09)	(0.12)	(0.18)	(0.21)
—		—	—	—	—	(1.35)
—		—	—	—	—	(0.28)

(0.08)		(0.14)	(0.09)	(0.12)	(0.18)	(1.84)

0.00	(d)	0.00 (d)	—	—	—	—

$11.88		$11.46	$10.58	$9.33	$9.18	$10.20

4.41%		9.66%	14.41%	3.02%	(8.31)%	(1.46)%

$31,565		$27,733	$20,230	$13,238	$9,634	$10,821
1.27	%(e)	1.22%	1.29%	1.32%	1.12%	1.06%
1.27	%(e)	1.29%	1.01%	1.32%	1.84%	2.05%
28%		75%	65%	61%	79%	165%
1.27	%(e)	1.22%	1.30%	1.33%	1.12%	1.06%

See Notes to Financial Statements.

31

[This Page Intentionally Left Blank]

32

Munder Balanced Fund

Notes to Financial Statements, December 31, 2005 (Unaudited)

1. Organization

    As of December 31, 2005, The Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Balanced Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide an attractive investment return through a combination of long-term growth of capital and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are

33

Munder Balanced Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

34

Munder Balanced Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with

35

Munder Balanced Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

36

Munder Balanced Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.65% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $103,466 before payment of sub-administration fees and $67,027 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1539% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $527 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and

37

Munder Balanced Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $171 to Comerica Securities

38

Munder Balanced Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

and $14,449 to Comerica Bank for shareholder services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $30,293,410 and $35,560,507, respectively, for the period ended December 31, 2005. For the period ended December 31, 2005, cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $6,126,536 and $3,931,956, respectively.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $20,661,751, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,434,922 and net appreciation for financial reporting purposes was $19,226,829. At December 31, 2005, aggregate cost for financial reporting purposes was $129,794,321.

6. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $901.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally

39

Munder Balanced Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2005 distributions of $970,044 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital	Unrealized
Income	Loss Carryover	Appreciation	Total

$64,212	$(10,536,378)	$18,444,590	$7,972,424

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate trust basis adjustments, premium amortization accruals and deferred trustees’ fees.

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes, $10,536,378 of unused capital losses which expire in 2011.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2005 in the amount of $8,581,394.

9. Subsequent Event

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

10. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three

40

Munder Balanced Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

41

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNBLNC1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2005, which is further broken down by industry, where applicable, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

MUNDER BOND FUND

Portfolio Management Team: Michael Krushena and Peter Root

    The Fund earned a -0.41% return for the six months ended December 31, 2005, compared to the -0.08% return for the Lehman Brothers Aggregate Bond Index and the -0.30% median return for the Lipper universe of corporate debt A-rated funds. Prior to August, when the Fund merged with the Munder U.S. Government Income Fund, the Fund’s benchmark was a blended index, made up of 50% Lehman Brothers Aggregate Bond Index and 50% Lehman Brothers Credit Index, which had a return of -0.30% for the six-month period.

    The Fund’s negative return for the period was a reflection of the weak bond market during the period. On a relative basis, the lag in the Fund’s return compared to its Lehman Brothers Aggregate Bond Index benchmark was principally due to the impact of expenses, which are not deducted from the benchmark’s return.

    For the six months ended December 31, 2005, the relative performance of the Fund benefited from an underweight in mortgage-backed securities and a slight overweight in corporate bonds and notes, which was reduced during the fourth quarter.

    Duration is a measure of the price sensitivity of the Fund to changes in interest rates. During the period, the barbelled maturity structure of the Fund, with the targeted duration reached through a combination of longer-term and shorter-term securities, also helped to boost relative returns. Historically, this structure works best when the gap between shorter-term and longer-term rates is narrowing, as occurred during the six months ended December 31.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment-grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher. The Lehman Brothers Credit Index is an unmanaged index made up of publicly issued, fixed-rate, non-convertible, investment-grade U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of corporate debt A-rated funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$994.70	$6.54	1.30%
Class B	$1,000.00	$990.90	$10.29	2.05%
Class C	$1,000.00	$990.90	$10.29	2.05%
Class K	$1,000.00	$994.70	$6.54	1.30%
Class Y	$1,000.00	$995.90	$5.28	1.05%
Hypothetical
Class A	$1,000.00	$1,018.65	$6.61	1.30%
Class B	$1,000.00	$1,014.87	$10.41	2.05%
Class C	$1,000.00	$1,014.87	$10.41	2.05%
Class K	$1,000.00	$1,018.65	$6.61	1.30%
Class Y	$1,000.00	$1,019.91	$5.35	1.05%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Principal
Amount		Value

ASSET-BACKED SECURITIES — 9.5%
Auto Loan — 3.9%
$1,200,000	Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.160% due 03/17/2008	$1,200,209
149,469	Harley-Davidson Motorcycle Trust, Series 2004-3, Class A1, 2.310% due 03/15/2009	148,030
402,723	Navistar Financial Corporation Owner Trust, Series 2002-A, Class B, 4.950% due 04/15/2009	402,684
	WFS Financial Owner Trust:
800,000	Series 2003-2, Class A4, 2.410% due 12/20/2010	787,876
612,692	Series 2003-4, Class C, 3.020% due 05/20/2011	602,398

		3,141,197

Credit Card — 1.5%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 6.914% due 03/15/2011 (a),(b)	1,047,518
120,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	134,319

		1,181,837

Equipment Lease — 0.3%
250,000	CNH Equipment Trust, Series 2004-A, Class A3B, 2.940% due 10/15/2008	245,906

Home Equity Loans — 2.1%
375,000	Centex Home Equity Loan Trust, Series 2004-D, Class AF2, 3.350% due 04/25/2023	372,699
659,048	FHLMC, Series T-7, Class A6, 7.030% due 08/25/2028	656,915
651,977	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 4.669% due 03/25/2033 (b)	652,646

		1,682,260

See Notes to Financial Statements.

1

Munder Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Time Share Receivables — 0.7%
$612,045	Marriott Vacation Club Owner Trust, Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (c),(d),(e)	$605,023

Other — 1.0%
824,952	Zermatt CBO Limited, Series 1A, Class A, 144A, YNK 4.580% due 09/01/2010 (b),(c),(d),(f),(g)	825,777

TOTAL ASSET-BACKED SECURITIES
(Cost $7,681,884)		7,682,000

CORPORATE BONDS AND NOTES — 24.4%
Financials — 9.5%
1,000,000	Aegon Funding Corp., 5.750% due 12/15/2020	1,015,124
390,000	Axa, YNK, 8.600% due 12/15/2030	521,175
750,000	General Motors Acceptance Corp., 6.125% due 02/01/2007	715,985
500,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	478,943
500,000	International Lease Finance Corporation, 5.875% due 05/01/2013 (a)	517,420
1,055,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	1,151,030
800,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	859,855
1,036,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	1,001,203
500,000	SLM Corporation, MTN, 5.125% due 08/27/2012	500,725
950,000	Sovereign Bank, 5.125% due 03/15/2013	932,523

		7,693,983

See Notes to Financial Statements.

2

Principal
Amount		Value

Industrials — 14.5%
$1,000,000	American Standard, Inc., 7.375% due 02/01/2008 (a)	$1,041,788
570,000	Becton Dickinson & Co., 6.700% due 08/01/2028	657,788
500,000	British Telecommunications PLC, YNK, 8.375% due 12/15/2010	569,180
750,000	Centex Corp., 5.800% due 09/15/2009	759,673
195,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	225,708
450,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	443,057
200,000	DaimlerChrysler Holding Corporation, 4.700% due 03/07/2007 (b)	199,796
280,000	Deluxe Corporation, 5.000% due 12/15/2012 (a)	237,762
930,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	893,302
550,000	First Data Corp., 4.500% due 06/15/2010	531,123
465,000	Ford Motor Credit Company, 5.800% due 01/12/2009	405,638
1,250,000	Hutchison Whampoa International Ltd., 144A,YNK, 7.450% due 11/24/2033 (c),(d),(e)	1,443,797
660,000	Merck & Co., Inc., 4.750% due 03/01/2015	631,201
300,000	Nextel Communications, 5.950% due 03/15/2014	301,571
500,000	Packaging Corp. of America, 5.750% due 08/01/2013	491,039
1,000,000	S.C. Johnson & Son, Inc., Series 144A, 5.750% due 02/15/2033 (c),(d),(e)	1,002,665
500,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	510,961
380,000	Verizon New England, Inc., 6.500% due 09/15/2011	389,799

See Notes to Financial Statements.

3

Munder Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrials (Continued)
$500,000	Wal-Mart Stores, Inc., 4.500% due 07/01/2015	$481,473
500,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	479,902

		11,697,223

Utilities — 0.4%
350,000	AEP Texas Central Company, Series D, 5.500% due 02/15/2013	354,164

TOTAL CORPORATE BONDS AND NOTES
(Cost $19,803,446)		19,745,370

MORTGAGE-BACKED SECURITIES — 47.1%
Collateralized Mortgage Obligations (CMO) — Agency — 29.5%
	FHLMC:
1,072,014	Series 1531, Class M, 6.000% due 06/15/2008	1,078,074
1,196,324	Series 1603, Class J, 6.500% due 07/15/2023	1,214,946
533,538	Series 1610, Class PM, 6.250% due 04/15/2022	534,463
1,096,969	Series 1866, Class E, 7.000% due 01/15/2026	1,103,137
101,983	Series 2132, Class PD, 6.000% due 11/15/2027	102,947
127,570	Series 2351, Class DF, 6.500% due 01/15/2010	127,900
3,410,000	Series 2544, Class QC, 5.000% due 12/15/2017	3,367,007
1,000,000	Series 2700, Class PG, 4.500% due 05/15/2032	944,910
1,400,000	Series 2751, Class NY, 5.000% due 09/15/2024	1,394,309
600,000	Series 2780, Class LC, 5.000% due 07/15/2027	595,320
1,300,000	Series 2802 Class NC, 5.000% due 05/15/2028	1,292,759

See Notes to Financial Statements.

4

Principal
Amount		Value

Collateralized Mortgage Obligations (Continued)
	FHLMC (Continued):
$1,500,000	Series 2938, Class DB, 5.000% due 11/15/2028	$1,484,881
	FNMA:
443,199	Series 1990-5, Class J, 8.200% due 01/25/2020	469,964
4,500,000	Series 1993-203, Class PL, 6.500% due 10/25/2023	4,639,707
565,471	Series 1993-226, Class PN, 9.000% due 05/25/2022	564,709
1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024	1,696,136
2,277,778	Series 1996-28, Class PJ, 6.500% due 12/25/2024	2,292,032
1,000,000	Series 2004-101, Class PB, 5.000% due 02/25/2024	994,515

		23,897,716

Collateralized Mortgage Backed Securities — 0.7%
500,000	First Union National Bank — Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	526,927

Mortgage Pass-Through Securities — 16.9%
	FHLMC:
145,649	Pool #A01048, Gold, 8.500% due 02/01/2020	156,997
1,120,378	Pool #C01501, Gold, 5.500% due 03/01/2033	1,112,838
243,791	Pool #C30261, 7.500% due 08/01/2029	256,061
239,101	Pool #E00160, Gold, 7.000% due 11/01/2007	243,038
38,082	Pool #E62394, 7.500% due 09/01/2010	38,406
113,275	Pool #G00479, Gold, 9.000% due 04/01/2025	124,093
	FNMA:
10,956	Pool #040305, 11.500% due 02/01/2014	11,916

See Notes to Financial Statements.

5

Munder Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Mortgage Pass-Through Securities (Continued)
	FNMA (Continued):
$17,040	Pool #081585, 11.500% due 07/01/2012	$18,438
512,570	Pool #100081, 11.500% due 08/20/2016	563,462
2,262	Pool #210448, 11.500% due 11/01/2015	2,460
220,705	Pool #303105, 11.000% due 11/01/2020	244,071
1,883,479	Pool #386314, 3.790% due 07/01/2013	1,756,826
937,333	Pool #725495, 4.841% due 02/01/2034 (b)	929,106
3,055,027	Pool #735060, 6.000% due 11/01/2034	3,083,913
749,223	Pool #767413, 5.500% due 01/01/2034	742,604
2,804,888	Pool #776836, 6.500% due 08/01/2034	2,877,568
676,521	Pool #788520, 5.500% due 07/01/2034	670,544
575,010	Pool #788908, 6.000% due 08/01/2034	580,447
	GNMA:
177,134	Pool #627907, 5.000% due 02/15/2034	175,018
102,531	Pool #780584, 7.000% due 06/15/2027	107,931

		13,695,737

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $37,846,115)		38,120,380

See Notes to Financial Statements.

6

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
Government Sponsored Enterprises (GSE) — 3.1%
	FHLB:
$1,000,000	3.420% due 06/15/2006	$994,742
1,000,000	5.050% due 10/25/2010	990,772
	FHLMC,
500,000	6.250% due 03/05/2012	507,595

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,499,430)		2,493,109

U.S. TREASURY OBLIGATIONS — 15.2%
U.S. Treasury Bonds — 10.6%
1,125,000	6.250% due 08/15/2023 (a)	1,343,409
35,000	6.250% due 05/15/2030 (a)	43,468
1,140,000	6.500% due 11/15/2026 (a)	1,424,644
270,000	7.500% due 11/15/2016 (a)	339,145
2,000,000	8.000% due 11/15/2021 (a)	2,755,390
2,000,000	8.125% due 08/15/2019 (a)	2,713,282

		8,619,338

U.S. Treasury Notes — 4.6%
100,000	4.000% due 11/15/2012	97,848
1,620,000	4.250% due 08/15/2015 (a)	1,599,054
80,000	4.375% due 08/15/2012 (a)	79,991
1,400,000	4.875% due 02/15/2012 (a)	1,437,352
350,000	9.875% due 11/15/2015 (a)	500,035

		3,714,280

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,563,836)		12,333,618

FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Government — 2.2%
1,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	980,024
750,000	United Mexican States, MTN, YNK, 6.375% due 01/16/2013 (a)	796,875

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,736,252)		1,776,899

See Notes to Financial Statements.

7

Munder Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

REPURCHASE AGREEMENT — 1.0%
(Cost $824,000)
$824,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $824,357 on 01/03/2006, collateralized by $840,000 FHLMC 5.500% maturing 11/16/2015 (value $844,200)	$824,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 20.1%
(Cost $16,241,062)
16,241,062	State Street Navigator Securities Trust — Prime Portfolio (h)	16,241,062

TOTAL INVESTMENTS
(Cost $98,196,025)	122.6%	99,216,438
OTHER ASSETS AND LIABILITIES (Net)	(22.6)	(18,291,108)

NET ASSETS	100.0%	$80,925,330

(a)	Security, or a portion thereof, is on loan.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2005.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(f)	Fair valued security as of December 31, 2005 (see Notes to Financial Statements, Note 2). As of December 31, 2005, this security represents $825,777, 1.0% of net assets.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2005, this security represents $825,777, 1.0% of net assets.

Security	Acquisition Date	Cost

Zermatt CBO Limited, Series 1A, Class A, 144A, YNK 4.580% due 09/01/2010	10/24/2005	$831,654

(h)	As of December 31, 2005, the market value of the securities on loan is $15,903,247.

See Notes to Financial Statements.

8

ABBREVIATIONS:

CBO   — Collateralized Bond Obligation
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN  — Medium Term Note
REIT  — Real Estate Investment Trust
YNK  — Yankee Security

See Notes to Financial Statements.

9

Munder Bond Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $15,903,247 of securities loaned)	$98,392,438
Repurchase agreement	824,000

Total Investments	99,216,438
Cash	405
Interest receivable	742,867
Receivable for Fund shares sold	42,949
Prepaid expenses and other assets	37,314

Total Assets	100,039,973

LIABILITIES:
Payable for Fund shares redeemed	2,730,039
Payable upon return of securities loaned	16,241,062
Trustees’ fees and expenses payable	71,859
Transfer agency/record keeping fees payable	23,912
Distribution and shareholder servicing fees payable — Class A, B, and C Shares	9,779
Administration fees payable	8,427
Shareholder servicing fees payable — Class K Shares	8,376
Investment advisory fees payable	2,181
Custody fees payable	1,662
Accrued expenses and other payables	17,346

Total Liabilities	19,114,643

NET ASSETS	$80,925,330

Investments, at cost	$98,196,025

See Notes to Financial Statements.

10

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(458,100)
Accumulated net realized loss on investments sold	(12,898,802)
Net unrealized appreciation of investments	1,020,413
Paid-in capital	93,261,819

$80,925,330

NET ASSETS:
Class A Shares	$13,981,709

Class B Shares	$6,169,809

Class C Shares	$1,908,592

Class K Shares	$38,932,986

Class Y Shares	$19,932,234

SHARES OUTSTANDING:
Class A Shares	1,490,905

Class B Shares	657,876

Class C Shares	202,454

Class K Shares	4,147,990

Class Y Shares	2,123,199

CLASS A SHARES:
Net asset value and redemption price per share	$9.38

Maximum sales charge	4.00%
Maximum offering price per share	$9.77

CLASS B SHARES:
Net asset value and offering price per share*	$9.38

CLASS C SHARES:
Net asset value and offering price per share*	$9.43

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.39

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.39

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Bond Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$1,791,601
Securities lending	4,898

Total Investment Income	1,796,499

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	17,594
Class B Shares	32,561
Class C Shares	8,546
Shareholder servicing fees:
Class K Shares	43,902
Investment advisory fees	191,898
Administration fees	63,578
Trustees’ fees and expenses	27,257
Transfer agency/record keeping fees	22,603
Custody fees	20,015
Legal and audit fees	19,082
Registration and filing fees	18,300
Other	26,432

Total Expenses	491,768

NET INVESTMENT INCOME	1,304,731

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	267,072
Net change in unrealized appreciation/(depreciation) of securities	(1,642,479)

Net realized and unrealized loss on investments	(1,375,407)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(70,676)

See Notes to Financial Statements.

12

Munder Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Net investment income	$1,304,731	$1,659,788
Net realized gain from security transactions	267,072	595,282
Net change in unrealized appreciation/(depreciation) of securities	(1,642,479)	692,026

Net increase/(decrease) in net assets resulting from operations	(70,676)	2,947,096
Dividends to shareholders from net investment income:
Class A Shares	(327,142)	(202,482)
Class B Shares	(121,859)	(159,381)
Class C Shares	(32,668)	(18,903)
Class K Shares	(811,021)	(459,407)
Class Y Shares	(468,567)	(1,213,087)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	9,064,449	1,029,603
Class B Shares	2,834,929	(2,114,353)
Class C Shares	1,423,767	(30,459)
Class K Shares	29,925,176	(2,875,732)
Class Y Shares	2,840,869	(14,450,465)

Net increase/(decrease) in net assets	44,257,257	(17,547,570)
NET ASSETS
Beginning of period	36,668,073	54,215,643

End of period	$80,925,330	$36,668,073

Accumulated distributions in excess of net investment income	$(458,100)	$(1,574)

See Notes to Financial Statements.

13

Munder Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Amount
Class A Shares:
Sold*	$5,552,679	$5,028,325
Issued as reinvestment of dividends	189,960	158,773
Proceeds received in merger	10,517,330	—
Redeemed	(7,195,520)	(4,157,495)

Net increase	$9,064,449	$1,029,603

Class B Shares:
Sold	$364,143	$952,760
Issued as reinvestment of dividends	59,678	70,461
Proceeds received in merger	5,108,688	—
Redeemed*	(2,697,580)	(3,137,574)

Net increase/(decrease)	$2,834,929	$(2,114,353)

Class C Shares:
Sold	$57,198	$99,133
Issued as reinvestment of dividends	16,002	5,274
Proceeds received in merger	1,684,985	—
Redeemed	(334,418)	(134,866)

Net increase/(decrease)	$1,423,767	$(30,459)

Class K Shares:
Sold	$9,252,252	$1,129,128
Issued as reinvestment of dividends	196,497	39,020
Proceeds received in merger	28,358,064	—
Redeemed	(7,881,637)	(4,043,880)

Net increase/(decrease)	$29,925,176	$(2,875,732)

Class Y Shares:
Sold	$3,382,684	$4,100,083
Issued as reinvestment of dividends	234,208	110,553
Proceeds received in merger	1,579,834	—
Redeemed	(2,355,857)	(18,661,101)

Net increase/(decrease)	$2,840,869	$(14,450,465)

*	May include amounts converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Shares
Class A Shares:
Sold*	587,205	522,776
Issued as reinvestment of dividends	20,155	16,545
Issued in exchange for proceeds received in merger	1,104,784	—
Redeemed	(764,025)	(431,038)

Net increase	948,119	108,283

Class B Shares:
Sold	38,282	99,018
Issued as reinvestment of dividends	6,332	7,339
Issued in exchange for proceeds received in merger	536,643	—
Redeemed*	(285,769)	(326,733)

Net increase/(decrease)	295,488	(220,376)

Class C Shares:
Sold	5,991	10,284
Issued as reinvestment of dividends	1,690	547
Issued in exchange for proceeds received in merger	176,068	—
Redeemed	(35,192)	(13,943)

Net increase/(decrease)	148,557	(3,112)

Class K Shares:
Sold	971,423	117,342
Issued as reinvestment of dividends	20,828	4,077
Issued in exchange for proceeds received in merger	2,975,753	—
Redeemed	(833,434)	(420,544)

Net increase/(decrease)	3,134,570	(299,125)

Class Y Shares:
Sold	356,757	425,765
Issued as reinvestment of dividends	24,795	11,513
Issued in exchange for proceeds received in merger	165,783	—
Redeemed	(248,405)	(1,943,362)

Net increase/(decrease)	298,930	(1,506,084)

*	May include amounts converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

15

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$9.65		$9.47	$9.89	$9.34	$9.49	$9.23

Income/(loss) from investment operations:
Net investment income	0.17		0.33	0.35	0.40	0.53	0.60
Net realized and unrealized gain/(loss) on investments	(0.22)		0.26	(0.37)	0.60	(0.12)	0.28

Total from investment operations	(0.05)		0.59	(0.02)	1.00	0.41	0.88

Less distributions:
Dividends from net investment income	(0.22)		(0.41)	(0.40)	(0.45)	(0.56)	(0.62)

Total distributions	(0.22)		(0.41)	(0.40)	(0.45)	(0.56)	(0.62)

Net asset value, end of period	$9.38		$9.65	$9.47	$9.89	$9.34	$9.49

Total return(b)	(0.53)%		6.33%	(0.24)%	10.93%	4.41%	9.80%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$13,982		$5,239	$4,117	$5,019	$6,697	$6,139
Ratio of operating expenses to average net assets	1.30	%(d)	1.42%	1.25%	1.10%	0.95%	0.98%
Ratio of net investment income to average net assets	3.44	%(d)	3.39%	3.67%	4.14%	5.59%	6.30%
Portfolio turnover rate	31%		79%	148%	207%	185%	347%
Ratio of operating expenses to average net assets without expense waivers	1.30	%(d)	1.42%	1.25%	1.10%	0.95%	0.98%

(a)	The Munder Bond Fund Class A Shares and Class B Shares commenced operations on December 9, 1992 and March 13, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

$9.65		$9.48	$9.89	$9.35	$9.50	$9.23

0.13		0.25	0.28	0.32	0.46	0.53
(0.22)		0.26	(0.37)	0.59	(0.12)	0.29

(0.09)		0.51	(0.09)	0.91	0.34	0.82

(0.18)		(0.34)	(0.32)	(0.37)	(0.49)	(0.55)

(0.18)		(0.34)	(0.32)	(0.37)	(0.49)	(0.55)

$9.38		$9.65	$9.48	$9.89	$9.35	$9.50

(0.91)%		5.42%	(0.87)%	9.98%	3.63%	9.10%

$6,170		$3,498	$5,522	$9,267	$7,255	$6,833
2.05	%(d)	2.17%	2.00%	1.85%	1.70%	1.73%
2.66	%(d)	2.64%	2.92%	3.39%	4.84%	5.55%
31%		79%	148%	207%	185%	347%
2.05	%(d)	2.17%	2.00%	1.85%	1.70%	1.73%

See Notes to Financial Statements.

17

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$9.70		$9.52	$9.94	$9.39	$9.54	$9.27

Income/(loss) from investment operations:
Net investment income	0.13		0.26	0.28	0.33	0.46	0.53
Net realized and unrealized gain/(loss) on investments	(0.22)		0.26	(0.38)	0.59	(0.12)	0.29

Total from investment operations	(0.09)		0.52	(0.10)	0.92	0.34	0.82

Less distributions:
Dividends from net investment income	(0.18)		(0.34)	(0.32)	(0.37)	(0.49)	(0.55)

Total distributions	(0.18)		(0.34)	(0.32)	(0.37)	(0.49)	(0.55)

Net asset value, end of period	$9.43		$9.70	$9.52	$9.94	$9.39	$9.54

Total return(b)	(0.91)%		5.50%	(0.97)%	10.05%	3.61%	9.06%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,909		$523	$543	$1,036	$988	$930
Ratio of operating expenses to average net assets	2.05	%(d)	2.17%	2.00%	1.85%	1.70%	1.73%
Ratio of net investment income to average net assets	2.69	%(d)	2.64%	2.92%	3.39%	4.84%	5.55%
Portfolio turnover rate	31%		79%	148%	207%	185%	347%
Ratio of operating expenses to average net assets without expense waivers	2.05	%(d)	2.17%	2.00%	1.85%	1.70%	1.73%

(a)	The Munder Bond Fund Class C Shares and Class K Shares commenced operations on March 25, 1996 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

18

K Shares

Period
Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

$9.66		$9.48	$9.90	$9.35	$9.50	$9.24

0.17		0.33	0.36	0.40	0.53	0.60
(0.22)		0.26	(0.38)	0.60	(0.12)	0.28

(0.05)		0.59	0.02	1.00	0.41	0.88

(0.22)		(0.41)	(0.40)	(0.45)	(0.56)	(0.62)

(0.22)		(0.41)	(0.40)	(0.45)	(0.56)	(0.62)

$9.39		$9.66	$9.48	$9.90	$9.35	$9.50

(0.53)%		6.32%	(0.24)%	10.92%	4.41%	9.79%

$38,933		$9,786	$12,444	$40,172	$46,312	$48,685
1.30	%(d)	1.42%	1.25%	1.10%	0.95%	0.98%
3.44	%(d)	3.39%	3.67%	4.14%	5.59%	6.30%
31%		79%	148%	207%	185%	347%
1.30	%(d)	1.42%	1.25%	1.10%	0.95%	0.98%

See Notes to Financial Statements.

19

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$9.66		$9.49	$9.90	$9.36	$9.50	$9.24

Income/(loss) from investment operations:
Net investment income	0.18		0.36	0.38	0.42	0.56	0.62
Net realized and unrealized gain/(loss) on investments	(0.22)		0.24	(0.37)	0.59	(0.12)	0.29

Total from investment operations	(0.04)		0.60	0.01	1.01	0.44	0.91

Less distributions:
Dividends from net investment income	(0.23)		(0.43)	(0.42)	(0.47)	(0.58)	(0.65)

Total distributions	(0.23)		(0.43)	(0.42)	(0.47)	(0.58)	(0.65)

Net asset value, end of period	$9.39		$9.66	$9.49	$9.90	$9.36	$9.50

Total return(b)	(0.41)%		6.48%	0.12%	11.07%	4.78%	10.70%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$19,932		$17,622	$31,590	$45,110	$72,628	$111,198
Ratio of operating expenses to average net assets	1.05	%(d)	1.17%	1.00%	0.85%	0.70%	0.73%
Ratio of net investment income to average net assets	3.61	%(d)	3.65%	3.92%	4.39%	5.84%	6.55%
Portfolio turnover rate	31%		79%	148%	207%	185%	347%
Ratio of operating expenses to average net assets without expense waivers	1.05	%(d)	1.17%	1.00%	0.85%	0.70%	0.73%

(a)	The Munder Bond Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

20

Munder Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited)

1. Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide a high level of current income. It’s secondary goal is capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On August 12, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Munder U.S. Government Income Fund in a tax-free exchange of shares of and the subsequent liquidation of the Munder U.S. Government Income Fund. The Agreement and Plan of Reorganization was approved by the shareholders of the Munder U.S. Government Income Fund at a Special Meeting of the Shareholders held on August 11, 2005.

Number of Shares outstanding of the Munder U.S. Government Income Fund prior to merger:
Class A	1,051,330
Class B	509,916
Class C	168,429
Class K	2,830,515
Class Y	157,268

21

Munder Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

Number of Shares issued of the Fund for Shares of the Munder U.S. Government Income Fund:
Class A	1,104,784
Class B	536,643
Class C	176,068
Class K	2,975,753
Class Y	165,783
Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Munder U.S. Government Income Fund	$1,726,491

There were no undistributed income or gain amounts unpaid prior to the merger of the Munder U.S. Government Income Fund.

	Prior to Merger	After Merger

Net assets of Munder U.S. Government Income Fund
Class A	$10,517,330	$—
Class B	5,108,688	—
Class C	1,684,985	—
Class K	28,358,064	—
Class Y	1,579,834	—
Net assets of Fund
Class A	$5,538,571	$16,055,900
Class B	3,323,294	8,431,982
Class C	501,674	2,186,659
Class K	17,075,494	45,433,558
Class Y	18,102,934	19,682,768

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Securities for which market quotations are not readily

22

Munder Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are

23

Munder Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $1 billion of assets, and 0.45% on assets exceeding $1 billion. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.5000% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

24

Munder Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $63,578 before payment of sub-administration fees and $39,915 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1657% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,657 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay

25

Munder Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $50 to Comerica Securities and $46,353 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $26,648,209 and $5,620,285, respectively, for the period ended December 31, 2005. Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $12,323,788 and $16,731,011, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,948,544, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $928,131 and net appreciation for financial reporting purposes was $1,020,413. At December 31, 2005, aggregate cost for financial reporting purposes was $98,196,025.

26

Munder Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

6.	Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $626.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2005, dividends of $2,053,260 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital Loss	Unrealized
Income	Carryover	Appreciation	Total

$20,652	$(12,973,696)	$744,223	$(12,208,821)

    The differences between book and tax distributable earnings are primarily due to premium amortization adjustments, wash sales and deferred trustees’ fees.

27

Munder Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes, $12,973,696 of unused capital losses of which $3,071,265, $7,929,451, $527,926, $738,710, $310,004 and $396,340 expire in 2008, 2009, 2010, 2011, 2012 and 2013, respectively.

9. Subsequent Event

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

10. Shareholder Meeting Results

    A Special Meeting of Shareholders (the “Special Meeting”) of the Munder U.S. Government Income Fund, a series of MST, was held on August 11, 2005. The purpose of the Special Meeting was to seek the approval or disapproval from the shareholders of the Munder U.S. Government Income Fund of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and the assumption of all of the liabilities of the Munder U.S. Government Income Fund by the Fund in exchange for shares of the Fund and the subsequent liquidation of the Munder U.S. Government Income Fund. The Agreement and Plan of Reorganization was approved by the shareholders. The results of the vote were 6,652,706 votes For, 26,671 votes Against, 19,213 Abstentions and 0 Broker Non-Votes.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,

28

Munder Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or and on the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

29

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNBOND1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Cash
Investment Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%. The three-month Treasury bill, a proxy for money market performance, had a 1.75% return for the six months ended December 31, 2005, higher than its 1.29% return for the first half of the year.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information about the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$1,016.10	$2.95	0.58%
Class B	$1,000.00	$1,013.10	$5.89	1.16%
Class C	$1,000.00	$1,013.10	$5.89	1.16%
Class K	$1,000.00	$1,016.60	$2.44	0.48%
Class Y	$1,000.00	$1,017.40	$1.68	0.33%

Hypothetical
Class A	$1,000.00	$1,022.28	$2.96	0.58%
Class B	$1,000.00	$1,019.36	$5.90	1.16%
Class C	$1,000.00	$1,019.36	$5.90	1.16%
Class K	$1,000.00	$1,022.79	$2.45	0.48%
Class Y	$1,000.00	$1,023.54	$1.68	0.33%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Munder Cash Investment Fund

Investment Allocation, December 31, 2005 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2005 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Principal
Amount		Value

CERTIFICATES OF DEPOSIT — 5.1%
Domestic Security — 1.7%
$10,000,000	Washington Mutual, Inc., 4.130% due 01/03/2006	$10,000,000

Yankee Securities — 3.4%
10,000,000	Rabobank Nederland, 3.550% due 02/13/2006	10,000,000
10,000,000	Royal Bank of Scotland PLC, 4.010% due 07/20/2006	10,000,000

		20,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $30,000,000)		30,000,000

COMMERCIAL PAPER — 58.8%
Domestic Securities — 49.2%
10,000,000	Barton Capital LLC, 4.000% due 01/09/2006 (a)	9,993,333
10,000,000	CAFCO LLC, 3.990% due 01/09/2006 (a)	9,993,350
10,000,000	CHARTA LLC, 4.250% due 02/08/2006 (a)	9,957,500
10,000,000	CIESCO, L.P., 4.160% due 01/11/2006 (a)	9,990,756
10,000,000	CRC Funding LLC, 4.330% due 02/15/2006 (a)	9,948,281
10,000,000	Crown Point Capital Company, 4.400% due 03/16/2006 (a)	9,912,000
10,000,000	Edison Asset Securitization LLC, 4.160% due 01/13/2006 (a)	9,988,445
10,000,000	Falcon Asset Securitization Corporation, 4.070% due 01/17/2006 (a)	9,984,172
10,000,000	Fcar Owner Trust, Series I, 4.410% due 03/15/2006 (a)	9,913,025
10,000,000	Galaxy Funding, Inc., 4.250% due 02/15/2006 (a)	9,949,236
10,000,000	Golden Funding Corporation, 4.330% due 03/07/2006 (a)	9,924,225
10,000,000	ING U.S. Funding LLC, 4.235% due 01/06/2006 (a)	9,996,471

See Notes to Financial Statements.

1

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
Domestic Securities (Continued)
$10,000,000	Jupiter Securitization Corporation, 4.300% due 01/20/2006 (a)	$9,979,694
10,000,000	Lexington Parker Capital Corporation, 4.040% due 01/18/2006 (a)	9,983,167
10,000,000	Mont Blanc Capital Corporation, 4.300% due 01/20/2006 (a)	9,979,695
10,000,000	National City Credit Corporation, 4.230% due 01/17/2006 (a)	9,983,550
20,000,000	New Center Asset Trust, 4.230% due 01/03/2006 (a)	20,000,000
10,000,000	Old Line Funding Corporation, 4.180% due 01/09/2006 (a)	9,993,033
	Park Avenue Receivables Corporation:
10,000,000	4.290% due 01/13/2006 (a)	9,988,083
10,000,000	4.340% due 02/02/2006 (a)	9,963,833
10,000,000	Preferred Receivables Funding Corporation, 4.300% due 01/20/2006 (a)	9,979,694
10,000,000	Ranger Funding Company LLC, 4.300% due 01/17/2006 (a)	9,983,278
10,000,000	Scaldis Capital LLC, 4.110% due 01/25/2006 (a)	9,974,883
10,000,000	Sheffield Receivables Corp., 4.300% due 01/24/2006 (a)	9,974,917
10,000,000	Sigma Finance, Inc., 4.180% due 02/08/2006 (a)	9,958,200
10,000,000	Thunder Bay Funding, Inc., 4.390% due 03/14/2006 (a)	9,914,639
	Variable Funding Capital Corporation:
10,000,000	4.150% due 01/04/2006 (a)	9,998,847
12,000,000	4.260% due 01/17/2006 (a)	11,980,120

		291,186,427

Yankee Securities — 9.6%
15,000,000	Bank of Ireland, 4.302% due 04/13/2006 (a)	15,000,000
10,000,000	HBOS Treasury Services PLC, 4.215% due 02/09/2006 (a)	9,956,679

See Notes to Financial Statements.

2

Principal
Amount		Value

Yankee Securities (Continued)
$12,000,000	Macquarie Bank Limited, 4.340% due 07/12/2006 (a)	$12,000,000
10,000,000	Skandinaviska Enskilda Banken AB, 4.300% due 02/09/2006 (a)	9,955,806
10,000,000	UBS Finance, Inc., 4.190% due 01/03/2006 (a)	10,000,000

		56,912,485

TOTAL COMMERCIAL PAPER
(Cost $348,098,912)		348,098,912

CORPORATE BONDS AND NOTES — 13.5%
10,000,000	Bank of America NA, 4.420% due 03/20/2006 (b)	10,000,000
15,000,000	Beta Finance, Inc., MTN, 144A, 4.326% due 01/27/2006 (b),(c),(d),(e)	14,999,975
10,000,000	CC USA, Inc., MTN, 144A, 4.324% due 07/28/2006 (b),(c),(d),(e)	9,999,718
10,000,000	K2 USA LLC, MTN, 144A, 4.310% due 06/12/2006 (b),(c),(d),(e)	10,000,000
10,000,000	Toyota Motor Credit Corporation, Series B, MTN, 4.319% due 04/26/2006 (b)	10,000,000
15,000,000	Wells Fargo Bank NA, 4.310% due 03/22/2006 (b)	15,000,000
10,000,000	World Savings Bank FSB, 4.070% due 01/18/2006 (b)	10,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $79,999,693)		79,999,693

FUNDING AGREEMENT — 4.2%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Co., 4.050% due 09/27/2006 (b),(f),(g)	25,000,000

See Notes to Financial Statements.

3

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

REPURCHASE AGREEMENTS — 18.2%
$85,000,000	Agreement with Merrill Lynch & Company, Inc., 4.250% dated 12/30/2005, to be repurchased at $85,040,139 on 01/03/2006, collateralized by $88,622,567 FHLMC, 5.000%-5.500% having maturities from 06/01/2035-10/01/35 (value $87,552,513)	$85,000,000
23,043,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $23,052,985, on 01/03/2006, collateralized by $23,275,000 U.S. Treasury Note, 4.125% maturing 08/15/2008 (value $23,507,750)	23,043,000

TOTAL REPURCHASE AGREEMENTS
(Cost $108,043,000)		108,043,000

TOTAL INVESTMENTS
(Cost $591,141,605)	99.8%	591,141,605
OTHER ASSETS AND LIABILITIES (Net)	0.2	910,565

NET ASSETS	100.0%	$592,052,170

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2005.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(f)	Security subject to restrictions on resale under the terms of the Funding Agreement.

See Notes to Financial Statements.

4

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At December 31, 2005, this security represents $25,000,000, 4.2% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Co., 4.050% due 09/27/2006	09/27/2005	$25,000,000

ABBREVIATIONS:

FHLMC — Federal Home Loan Mortgage Corporation
MTN   — Medium Term Note

See Notes to Financial Statements.

5

Munder Cash Investment Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$483,098,605
Repurchase agreements	108,043,000

Total Investments	591,141,605
Cash	739
Interest receivable	1,062,557
Receivable from Advisor	4,486
Receivable for Fund shares sold	2,208,875
Prepaid expenses and other assets	48,513

Total Assets	594,466,775

LIABILITIES:
Payable for Fund shares redeemed	548,963
Dividends payable	1,553,511
Transfer agency/record keeping fees payable	86,604
Trustees’ fees and expenses payable	68,399
Shareholder servicing fees payable — Class K Shares	59,563
Administration fees payable	38,737
Distribution and shareholder services fees payable — Class A, B and C Shares	27,843
Custody fees payable	7,152
Accrued expenses and other payables	23,833

Total Liabilities	2,414,605

NET ASSETS	$592,052,170

Investments, at cost	$591,141,605

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net realized loss on investments sold	$(13,757)
Paid-in capital	592,065,927

$592,052,170

NET ASSETS:
Class A Shares	$70,127,298

Class B Shares	$6,054,971

Class C Shares	$1,405,770

Class K Shares	$457,472,715

Class Y Shares	$56,991,416

SHARES OUTSTANDING:
Class A Shares	70,130,942

Class B Shares	6,055,968

Class C Shares	1,406,347

Class K Shares	457,480,585

Class Y Shares	56,994,983

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS B SHARES:
Net asset value and offering price per share*	$1.00

CLASS C SHARES:
Net asset value and offering price per share*	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Cash Investment Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	11,618,332

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	94,856
Class B Shares	37,239
Class C Shares	9,143
Shareholder servicing fees:
Class K Shares	362,123
Investment advisory fees	1,093,599
Administration fees	357,561
Transfer agency/record keeping fees	181,843
Custody fees	52,052
Legal and audit fees	27,698
Trustees’ fees and expenses	21,886
Registration and filing fees	20,200
Other	61,491

Total Expenses	2,319,691
Fees waived by Advisor and distributor	(789,401)

Net Expenses	1,530,290

NET INVESTMENT INCOME	10,088,042

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,088,042

See Notes to Financial Statements.

8

Munder Cash Investment Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Net investment income	$10,088,042	$10,416,376

Net increase in net assets resulting from operations	10,088,042	10,416,376
Dividends to shareholders from net investment income:
Class A Shares	(1,189,015)	(1,224,012)
Class B Shares	(94,737)	(118,265)
Class C Shares	(23,358)	(18,623)
Class K Shares	(7,816,271)	(7,623,837)
Class Y Shares	(964,661)	(1,431,639)
Net decrease in net assets from Fund share transactions:
Class A Shares	(6,050,309)	(20,909,093)
Class B Shares	(2,958,142)	(9,387,516)
Class C Shares	(173,356)	(1,158,245)
Class K Shares	(36,449,958)	(43,129,267)
Class Y Shares	(1,733,659)	(79,023,369)

Net decrease in net assets	(47,365,424)	(153,607,490)
NET ASSETS:
Beginning of period	639,417,594	793,025,084

End of period	$592,052,170	$639,417,594

See Notes to Financial Statements.

9

Munder Cash Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity(a)

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Amount
Class A Shares:
Sold	$53,113,017	$92,269,580
Issued as reinvestment of dividends	1,189,015	1,217,719
Redeemed	(60,352,341)	(114,396,392)

Net decrease	$(6,050,309)	$(20,909,093)

Class B Shares:
Sold	$2,131,502	$4,829,058
Issued as reinvestment of dividends	85,074	105,901
Redeemed	(5,174,718)	(14,322,475)

Net decrease	$(2,958,142)	$(9,387,516)

Class C Shares:
Sold	$2,303,280	$1,286,055
Issued as reinvestment of dividends	20,526	17,195
Redeemed	(2,497,162)	(2,461,495)

Net decrease	$(173,356)	$(1,158,245)

Class K Shares:
Sold	$200,882,151	$383,037,766
Issued as reinvestment of dividends	336,578	156,406
Redeemed	(237,668,687)	(426,323,439)

Net decrease	$(36,449,958)	$(43,129,267)

Class Y Shares:
Sold	$31,805,154	$222,978,452
Issued as reinvestment of dividends	674,304	312,140
Redeemed	(34,213,117)	(302,313,961)

Net decrease	$(1,733,659)	$(79,023,369)

(a)	Since the Fund has sold, issued as reinvestment of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

10

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11

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period
	Ended		Year	Year	Year	Year	Year
	12/31/05		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05	6/30/04	6/30/03	6/30/02	6/30/01

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.016		0.015	0.003	0.008	0.020	0.052

Total from investment operations	0.016		0.015	0.003	0.008	0.020	0.052

Less distributions:
Dividends from net investment income	(0.016)		(0.015)	(0.003)	(0.008)	(0.020)	(0.052)

Total distributions	(0.016)		(0.015)	(0.003)	(0.008)	(0.020)	(0.052)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	1.63%		1.49%	0.31%	0.82%	1.97%	5.36%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$70,127		$76,178	$97,087	$113,956	$123,370	$117,222
Ratio of operating expenses to average net assets	0.58	%(c)	0.73%	0.81%	0.80%	0.76%	0.81%
Ratio of net investment income to average net assets	3.13	%(c)	1.45%	0.31%	0.82%	1.97%	5.20%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.83	%(c)	0.82%	0.81%	0.80%	0.76%	0.81%

(a)	The Munder Cash Investment Fund Class A Shares, Class B Shares and Class C Shares commenced operations on December 1, 1992, November 1, 2002, and November 5, 2002, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

(d)	Amount represents less than $0.001 per share.

See Notes to Financial Statements.

12

B Shares							C Shares

Period							Period
Ended		Year	Year		Period		Ended		Year	Year		Period
12/31/05		Ended	Ended		Ended		12/31/05		Ended	Ended		Ended
(Unaudited)		6/30/05	6/30/04		6/30/03		(Unaudited)		6/30/05	6/30/04		6/30/03

$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

0.013		0.010	0.000	(d)	0.001		0.013		0.010	0.000	(d)	0.001

0.013		0.010	0.000	(d)	0.001		0.013		0.010	0.000	(d)	0.001

(0.013)		(0.010)	(0.000	)(d)	(0.001)		(0.013)		(0.010)	(0.000	)(d)	(0.001)

(0.013)		(0.010)	(0.000	)(d)	(0.001)		(0.013)		(0.010)	(0.000	)(d)	(0.001)

$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

1.33%		0.99%	0.01%		0.06%		1.33%		0.99%	0.01%		0.06%

$6,055		$9,013	$18,401		$29,030		$1,406		$1,579	$2,737		$3,273
1.16	%(c)	1.23%	1.11%		1.33	%(c)	1.16	%(c)	1.23%	1.11%		1.33	%(c)
2.54	%(c)	0.84%	0.01%		0.07	%(c)	2.55	%(c)	0.87%	0.01%		0.07	%(c)
1.58	%(c)	1.57%	1.56%		1.55	%(c)	1.58	%(c)	1.57%	1.56%		1.55	%(c)

See Notes to Financial Statements.

13

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares

	Period
	Ended		Year	Year	Year	Year	Year
	12/31/05		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05	6/30/04	6/30/03	6/30/02	6/30/01

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.017		0.016	0.004	0.009	0.021	0.053

Total from investment operations	0.017		0.016	0.004	0.009	0.021	0.053

Less distributions:
Dividends from net investment income	(0.017)		(0.016)	(0.004)	(0.009)	(0.021)	(0.053)

Total distributions	(0.017)		(0.016)	(0.004)	(0.009)	(0.021)	(0.053)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	1.68%		1.59%	0.41%	0.92%	2.08%	5.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$457,473		$493,923	$537,052	$652,701	$702,492	$849,108
Ratio of operating expenses to average net assets	0.48	%(c)	0.63%	0.71%	0.70%	0.66%	0.71%
Ratio of net investment income to average net assets	3.24	%(c)	1.58%	0.41%	0.92%	2.07%	5.30%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.73	%(c)	0.72%	0.71%	0.70%	0.66%	0.71%

(a)	The Munder Cash Investment Fund Class K Shares and Class Y Shares commenced operations on November 23, 1992 and March 14, 1990, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

14

Y Shares

Period
Ended		Year	Year	Year	Year	Year
12/31/05		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05	6/30/04	6/30/03	6/30/02	6/30/01

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.018		0.017	0.006	0.011	0.022	0.055

0.018		0.017	0.006	0.011	0.022	0.055

(0.018)		(0.017)	(0.006)	(0.011)	(0.022)	(0.055)

(0.018)		(0.017)	(0.006)	(0.011)	(0.022)	(0.055)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

1.76%		1.75%	0.56%	1.07%	2.23%	5.62%

$56,991		$58,725	$137,748	$210,797	$251,634	$203,875
0.33	%(c)	0.48%	0.56%	0.55%	0.51%	0.56%
3.39	%(c)	1.53%	0.56%	1.07%	2.22%	5.45%
0.58	%(c)	0.57%	0.56%	0.55%	0.51%	0.56%

See Notes to Financial Statements.

15

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16

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2005 (Unaudited)

1.	Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Cash Investment Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares of the Fund are sold at net asset value without a front-end sales charge. Class B and Class C Shares are also sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed

17

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

18

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor voluntarily waived a portion of its advisory fees during the period ended December 31, 2005 in an amount equal to $781,142, which is reflected as part of fees waived by Advisor and distributor in the accompanying Statement of Operations. Although the Advisor may seek reimbursement for the amount of this and other advisory fee waivers that occurred on or after February 12, 2003 pursuant to a Reimbursement Agreement with the Fund, it does not intend to do so. At December 31, 2005, the total amount eligible for reimbursement to the Advisor was $1,566,271. The Fund may only grant such reimbursement provided it has a yield that exceeds 0.05% and it receives approval from the Board of Trustees. The Reimbursement Agreement is subject to annual review by the Board of Trustees. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1010% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is also entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $361,318 before payment of sub-administration fees and $240,951 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1156% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain

19

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $24,338 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected by the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

20

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.15%

    No payments are made under the Plan with regard to Class Y Shares.

    The Distributor voluntarily waived a portion of its 12b-1 fees for Class B and Class C Shares of the Fund during the period ended December 31, 2005. Such waivers were $6,569 and $1,690, respectively, and are reflected as part of fees waived by Advisor and distributor in the accompanying Statement of Operations. This voluntary waiver was discontinued effective November 1, 2005. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement for the portion of these and other waivers that occurred on or after February 12, 2003 and which represents amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At December 31, 2005, the total amounts eligible for reimbursement to the Distributor were $57,077 and $2,675 for Class B and Class C Shares, respectively. The Fund may only grant such reimbursement provided it has a yield that exceeds 0.05% and it receives approval from the Board of Trustees. This Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $434 to Comerica Securities and $362,018 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing

21

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During the year ended June 30, 2005, distributions of $10,416,376 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$1,101,845	$(13,757)	$1,088,088

    The difference between book and tax distributable earnings is primarily due to year-end dividends payable and deferred trustees’ fees.

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes, $13,757 of unused capital losses of which $287, $4,695, $650 and $8,125 expire in 2007, 2008, 2009, and 2010, respectively.

    In addition, $287, $4,695 and $650 of the losses expiring in 2007, 2008, and 2009, respectively, may be further limited as these amounts were acquired in the reorganization with the Munder Money Market Fund that occurred on January 24, 2003.

    At December 31, 2005, aggregate cost for financial reporting purposes was $591,141,605.

7.	Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

22

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

8.	Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

9.	Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

23

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNCASH1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Index 500 Fund
Class A, B, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts in the equity market were seen during the last half of 2005 as well. According to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    In addition to a wide variety of traditional equity, fixed income and money market mutual funds, Munder Capital Management, the investment advisor for The Munder Funds, offers quantitative and indexed investment products, such as the Munder Index 500 Fund, through its World Asset Management division. World Asset Management has focused exclusively on quantitative and indexed products and services since the mid-1970s.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Munder Index 500 Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
26	Financial Highlights
31	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2005, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Kenneth Schluchter and Kevin Yousif

    The Fund earned a return of 5.52% for the six months ended December 31, 2005, compared to the 5.77% return for the S&P 500® Index and the 5.51% median return for the Lipper universe of funds with the objective of tracking the S&P 500® Index.

    The Fund’s goal is to track closely the total return of the S&P 500® Index. The weight of each of the 500 stocks held in the Fund is monitored relative to its weight in the S&P 500® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the six months ended December 31, 2005 was in line with that of its S&P 500® benchmark, with the difference due primarily to the fact that expenses are deducted from the Fund before its return is calculated.

    Nine of the ten S&P 500® sectors earned a positive return for the six-month period. The materials sector was the only sector to generate a positive double-digit return. Top contributors to that sector’s performance included two companies involved in the metals & mining industry: Phelps Dodge Corporation, whose activities include copper mining, and Newmont Mining Corporation, whose principal activity is gold mining. Monsanto Company, a producer of agricultural chemical products, also made a significant contribution to the Index’s materials sector.

    Based on both performance and weight in the Index and the Fund, the financials sector had the largest positive impact on the Index’s performance and the Fund’s performance for the six-month period, followed by the information technology, industrials and energy sectors. Telecommunication services was the only sector to post a negative return for the six months ended December 31, 2005. Verizon Communications, Inc. and Sprint Nextel Corporation were the largest detractors from returns in that sector.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of funds with the objective of tracking the S&P 500® Index represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class B Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$1,054.00	$3.47	0.67%
Class B	$1,000.00	$1,053.10	$4.76	0.92%
Class K	$1,000.00	$1,054.00	$3.47	0.67%
Class R	$1,000.00	$1,052.70	$4.76	0.92%
Class Y	$1,000.00	$1,055.20	$2.18	0.42%
Hypothetical
Class A	$1,000.00	$1,021.83	$3.41	0.67%
Class B	$1,000.00	$1,020.57	$4.69	0.92%
Class K	$1,000.00	$1,021.83	$3.41	0.67%
Class R	$1,000.00	$1,020.57	$4.69	0.92%
Class Y	$1,000.00	$1,023.09	$2.14	0.42%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Index 500 Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 97.1%
Consumer Discretionary — 10.5%
Auto Components — 0.2%
4,621	Cooper Tire & Rubber Company	$70,794
11,349	Dana Corporation	81,486
13,288	Goodyear Tire & Rubber Company †	230,945
14,531	Johnson Controls, Inc.	1,059,455

		1,442,680

Automobiles — 0.3%
140,773	Ford Motor Company	1,086,768
42,855	General Motors Corporation	832,244
20,811	Harley-Davidson, Inc.	1,071,558

		2,990,570

Distributors — 0.1%
13,136	Genuine Parts Company	576,933

Diversified Consumer Services — 0.1%
11,037	Apollo Group, Inc., Apollo Educational Group, Class A †	667,297
24,829	H&R Block, Inc.	609,552

		1,276,849

Hotels, Restaurants & Leisure — 1.5%
32,831	Carnival Corporation	1,755,474
9,923	Darden Restaurants, Inc.	385,806
13,856	Harrah’s Entertainment, Inc.	987,794
24,860	Hilton Hotels Corporation	599,375
25,534	International Game Technology	785,937
12,474	Marriott International, Inc., Class A	835,384
95,377	McDonald’s Corporation	3,216,112
58,236	Starbucks Corporation †	1,747,662
16,613	Starwood Hotels & Resorts Worldwide, Inc.	1,060,906
8,718	Wendy’s International, Inc.	481,757
21,540	YUM! Brands, Inc.	1,009,795

		12,866,002

Household Durables — 0.7%
5,942	Black & Decker Corporation	516,716
9,685	Centex Corporation	692,381
20,543	D.R. Horton, Inc.	734,002
11,017	Fortune Brands, Inc.	859,546
5,853	KB HOME	425,279
13,941	Leggett & Platt, Incorporated	320,085
10,408	Lennar Corporation, Class A	635,096
6,027	Maytag Corporation	113,428

See Notes to Financial Statements.

1

Munder Index 500 Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
20,877	Newell Rubbermaid, Inc.	$496,455
16,190	Pulte Homes, Inc.	637,239
4,363	Snap-On, Inc.	163,874
5,479	Stanley Works (The)	263,211
5,041	Whirlpool Corporation	422,234

		6,279,546

Internet & Catalog Retail — 0.6%
23,147	Amazon.com, Inc. †	1,091,381
86,610	eBay, Inc. †	3,745,883

		4,837,264

Leisure Equipment & Products — 0.2%
7,341	Brunswick Corporation	298,485
21,675	Eastman Kodak Company	507,195
13,509	Hasbro, Inc.	272,612
30,601	Mattel, Inc.	484,108

		1,562,400

Media — 3.2%
40,953	Clear Channel Communications, Inc.	1,287,972
164,560	Comcast Corporation, Class A †	4,271,978
4,439	Dow Jones & Company, Inc.	157,540
6,400	E.W. Scripps Company (The)	307,328
18,179	Gannett Co., Inc.	1,101,102
32,626	Interpublic Group of Companies, Inc. †	314,841
5,237	Knight-Ridder, Inc.	331,502
28,410	McGraw-Hill Companies, Inc.	1,466,808
3,163	Meredith Corporation	165,551
10,963	New York Times Company (The), Class A	289,971
184,401	News Corporation	2,867,435
13,743	Omnicom Group Inc.	1,169,942
353,341	Time Warner, Inc.	6,162,267
19,841	Tribune Company	600,389
16,943	Univision Communications, Inc., Class A †	497,955
117,115	Viacom, Inc., Class B	3,817,949
145,774	Walt Disney Company (The)	3,494,203

		28,304,733

Multiline Retail — 1.1%
8,591	Big Lots, Inc. †	103,178
4,668	Dillard’s, Inc., Class A	115,860
23,994	Dollar General Corporation	457,566

See Notes to Financial Statements.

2

Shares		Value

Consumer Discretionary (Continued)
Multiline Retail (Continued)
11,690	Family Dollar Stores, Inc.	$289,795
20,629	Federated Department Stores, Inc.	1,368,322
17,599	J.C. Penney Company, Inc.	978,504
26,126	Kohl’s Corporation †	1,269,724
16,566	Nordstrom, Inc.	619,568
7,563	Sears Holdings Corporation †	873,753
66,626	Target Corporation	3,662,431

		9,738,701

Specialty Retail — 2.1%
13,720	AutoNation, Inc. †	298,136
4,196	AutoZone, Inc. †	384,983
22,496	Bed Bath & Beyond, Inc. †	813,230
30,974	Best Buy Co., Inc.	1,346,750
11,869	Circuit City Stores, Inc.	268,121
43,495	Gap, Inc. (The)	767,252
160,982	Home Depot, Inc. (The)	6,516,551
26,349	Limited Brands, Inc.	588,900
59,255	Lowe’s Companies, Inc.	3,949,938
23,405	Office Depot, Inc. †	734,917
5,337	OfficeMax Incorporated	135,346
10,134	RadioShack Corporation	213,118
8,591	Sherwin-Williams Company (The)	390,203
55,460	Staples, Inc.	1,259,497
10,749	Tiffany & Co.	411,579
34,911	TJX Companies, Inc.	810,983

		18,889,504

Textiles, Apparel & Luxury Goods — 0.4%
28,802	Coach, Inc. †	960,259
8,935	Jones Apparel Group, Inc.	274,483
8,099	Liz Claiborne, Inc.	290,106
14,415	NIKE, Inc., Class B	1,251,078
3,967	Reebok International Ltd.	230,998
6,741	V.F. Corporation	373,047

		3,379,971

Total Consumer Discretionary		92,145,153

Consumer Staples — 9.3%
Beverages — 2.1%
58,832	Anheuser-Busch Companies, Inc.	2,527,423
6,262	Brown-Forman Corporation, Class B	434,082
156,859	Coca-Cola Company (The)	6,322,986

See Notes to Financial Statements.

3

Munder Index 500 Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Beverages (Continued)
22,965	Coca-Cola Enterprises, Inc.	$440,239
14,908	Constellation Brands, Inc., Class A †	391,037
4,317	Molson Coors Brewing Company	289,196
10,478	Pepsi Bottling Group, Inc. (The)	299,775
125,736	PepsiCo, Inc.	7,428,483

		18,133,221

Food & Staples Retailing — 2.4%
27,946	Albertson’s, Inc.	596,647
35,776	Costco Wholesale Corporation	1,769,839
61,701	CVS Corporation	1,630,141
54,931	Kroger Co. (The) †	1,037,097
34,048	Safeway, Inc.	805,576
10,255	SUPERVALU, Inc.	333,082
47,007	SYSCO Corporation	1,459,567
189,310	Wal-Mart Stores, Inc. (a)	8,859,708
76,697	Walgreen Company	3,394,609
10,400	Whole Foods Market, Inc.	804,752

		20,691,018

Food Products — 1.0%
49,499	Archer-Daniels-Midland Company	1,220,645
14,104	Campbell Soup Company	419,876
39,324	ConAgra Foods, Inc.	797,491
26,923	General Mills, Inc.	1,327,842
25,361	H.J. Heinz Company	855,173
13,723	Hershey Foods Corporation	758,196
19,462	Kellogg Company	841,148
10,104	McCormick & Company, Incorporated	312,416
57,559	Sara Lee Corporation	1,087,865
19,073	Tyson Foods, Inc., Class A	326,148
13,566	Wm. Wrigley Jr. Company	902,003

		8,848,803

Household Products — 2.2%
11,450	Clorox Company	651,390
39,201	Colgate-Palmolive Company	2,150,175
35,404	Kimberly-Clark Corporation	2,111,849
254,003	Procter & Gamble Company (The)	14,701,694

		19,615,108

See Notes to Financial Statements.

4

Shares		Value

Consumer Staples (Continued)
Personal Products — 0.1%
5,690	Alberto-Culver Company	$260,318
34,737	Avon Products, Inc.	991,741

		1,252,059

Tobacco — 1.5%
157,806	Altria Group, Inc.	11,791,264
6,451	Reynolds American, Inc.	614,974
12,405	UST, Inc. †	506,496

		12,912,734

Total Consumer Staples		81,452,943

Energy — 9.0%
Energy Equipment & Services — 1.7%
25,905	Baker Hughes, Incorporated	1,574,506
24,427	BJ Services Company	895,738
38,864	Halliburton Company	2,408,013
11,883	Nabors Industries Ltd. †	900,137
13,208	National Oilwell Varco, Inc. †	828,142
10,317	Noble Corporation	727,761
8,219	Rowan Companies, Inc.	292,925
44,642	Schlumberger Limited	4,336,970
25,014	Transocean, Inc. †	1,743,226
26,344	Weatherford International Ltd. †	953,653

		14,661,071

Oil, Gas & Consumable Fuels — 7.3%
6,028	Amerada Hess Corporation	764,471
17,975	Anadarko Petroleum Corporation	1,703,131
24,954	Apache Corporation	1,709,848
28,648	Burlington Resources Inc.	2,469,458
170,129	Chevron Corporation	9,658,223
105,152	ConocoPhillips	6,117,743
33,669	Devon Energy Corporation	2,105,659
49,965	El Paso Corporation	607,574
18,307	EOG Resources, Inc.	1,343,185
471,545	Exxon Mobil Corporation (a)	26,486,683
8,706	Kerr-McGee Corporation	791,027
7,942	Kinder Morgan, Inc.	730,267
27,772	Marathon Oil Corporation	1,693,259
12,513	Murphy Oil Corporation	675,577
30,464	Occidental Petroleum Corporation	2,433,464
10,308	Sunoco, Inc.	807,941

See Notes to Financial Statements.

5

Munder Index 500 Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
46,731	Valero Energy Corporation	$2,411,320
43,424	Williams Companies, Inc.	1,006,134
27,523	XTO Energy Inc.	1,209,361

		64,724,325

Total Energy		79,385,396

Financials — 20.7%
Capital Markets — 3.1%
18,730	Ameriprise Financial, Inc.	767,930
58,368	Bank of New York Company, Inc. (The)	1,859,021
8,488	Bear Stearns Companies, Inc. (The)	980,619
78,174	Charles Schwab Corporation (The)	1,146,813
31,000	E*TRADE Financial Corporation †	646,660
6,393	Federated Investors, Inc., Class B	236,797
11,203	Franklin Resources, Inc.	1,053,194
34,162	Goldman Sachs Group, Inc. (The)	4,362,829
16,345	Janus Capital Group, Inc.	304,507
20,302	Lehman Brothers Holdings, Inc.	2,602,107
31,686	Mellon Financial Corporation	1,085,245
69,639	Merrill Lynch & Co., Inc.	4,716,649
81,687	Morgan Stanley	4,634,920
14,007	Northern Trust Corporation	725,843
24,849	State Street Corporation	1,377,629
9,904	T. Rowe Price Group, Inc.	713,385

		27,214,148

Commercial Banks — 5.6%
26,447	AmSouth Bancorporation	693,176
304,346	Bank of America Corporation (a)	14,045,568
41,096	BB&T Corporation	1,722,333
12,623	Comerica Incorporated (b)	716,481
9,385	Compass Bancshares, Inc.	453,202
41,971	Fifth Third Bancorp	1,583,146
9,548	First Horizon National Corporation	367,025
17,293	Huntington Bancshares Incorporated	410,709
30,890	KeyCorp	1,017,208
6,097	M&T Bank Corporation	664,878
15,850	Marshall & Ilsley Corporation	682,184
41,767	National City Corporation	1,402,118
36,105	North Fork Bancorporation, Inc.	987,833
22,146	PNC Financial Services Group	1,369,287
34,753	Regions Financial Corporation	1,187,162

See Notes to Financial Statements.

6

Shares		Value

Financials (Continued)
Commercial Banks (Continued)
27,360	SunTrust Banks, Inc.	$1,990,714
23,667	Synovus Financial Corp.	639,246
137,646	U.S. Bancorp	4,114,239
117,724	Wachovia Corporation	6,222,891
126,725	Wells Fargo & Company	7,962,132
7,876	Zions Bancorporation	595,110

		48,826,642

Consumer Finance — 1.3%
94,097	American Express Company	4,842,232
22,697	Capital One Financial Corporation	1,961,021
95,112	MBNA Corporation	2,582,291
31,624	SLM Corporation	1,742,166

		11,127,710

Diversified Financial Services — 3.6%
15,222	CIT Group Inc.	788,195
383,379	Citigroup, Inc. (a)	18,605,383
265,114	JPMorgan Chase & Co.	10,522,374
18,804	Moody’s Corporation	1,154,942
21,230	Principal Financial Group, Inc.	1,006,939

		32,077,833

Insurance — 4.8%
24,426	ACE Limited	1,305,325
37,863	AFLAC Incorporated	1,757,600
49,155	Allstate Corporation (The)	2,657,811
7,971	Ambac Financial Group, Inc.	614,245
196,700	American International Group, Inc. (a)	13,420,841
24,251	Aon Corporation	871,823
15,149	Chubb Corporation	1,479,300
13,191	Cincinnati Financial Corporation	589,374
28,541	Genworth Financial, Inc. Class A	986,948
22,763	Hartford Financial Services Group, Inc.	1,955,114
10,171	Jefferson-Pilot Corporation	579,035
13,128	Lincoln National Corporation	696,178
10,230	Loews Corporation	970,316
41,278	Marsh & McLennan Companies, Inc.	1,310,989
10,116	MBIA, Inc.	608,579
57,387	MetLife, Inc.	2,811,963
14,883	Progressive Corporation (The)	1,738,037
38,269	Prudential Financial, Inc.	2,800,908
9,440	SAFECO Corporation	533,360
52,475	St. Paul Travelers Companies, Inc.	2,344,058

See Notes to Financial Statements.

7

Munder Index 500 Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Insurance (Continued)
7,873	Torchmark Corporation	$437,739
22,584	UnumProvident Corporation	513,786
13,150	XL Capital Ltd., Class A	886,047

		41,869,376

Real Estate — 0.7%
7,207	Apartment Investment and Management Company, Class A, REIT	272,929
15,980	Archstone-Smith Trust, REIT	669,402
30,780	Equity Office Properties Trust, REIT	933,557
21,837	Equity Residential, REIT	854,263
13,884	Plum Creek Timber Company, Inc., REIT	500,518
18,452	ProLogis, REIT	862,078
6,237	Public Storage, Inc., REIT	422,370
14,129	Simon Property Group, Inc., REIT	1,082,705
8,897	Vornado Realty Trust, REIT	742,633

		6,340,455

Thrifts & Mortgage Finance — 1.6%
45,255	Countrywide Financial Corporation	1,547,268
52,365	Federal Home Loan Mortgage Corporation	3,422,053
73,349	Federal National Mortgage Association	3,580,165
19,284	Golden West Financial Corporation	1,272,744
6,875	MGIC Investment Corporation	452,512
27,066	Sovereign Bancorp, Inc.	585,167
74,774	Washington Mutual, Inc.	3,252,669

		14,112,578

Total Financials		181,568,742

Health Care — 12.9%
Biotechnology — 1.5%
93,539	Amgen, Inc. †	7,376,485
14,240	Applera Corporation — Applied Biosystems Group	378,214
25,721	Biogen Idec Inc. †	1,165,933
8,223	Chiron Corporation †	365,595
19,568	Genzyme Corporation †	1,385,023
34,702	Gilead Sciences, Inc. †	1,826,366
18,590	MedImmune, Inc. †	651,022

		13,148,638

See Notes to Financial Statements.

8

Shares		Value

Health Care (Continued)
Health Care Equipment & Supplies — 2.1%
4,057	Bausch & Lomb, Inc.	$275,470
47,259	Baxter International, Inc.	1,779,301
19,100	Becton, Dickinson and Company	1,147,528
18,834	Biomet, Inc.	688,759
44,713	Boston Scientific Corporation †	1,095,021
7,946	C.R. Bard, Inc.	523,800
9,201	Fisher Scientific International, Inc. †	569,174
25,144	Guidant Corporation	1,628,074
12,189	Hospira, Inc. †	521,445
91,665	Medtronic, Inc.	5,277,154
3,891	Millipore Corporation †	256,962
9,830	PerkinElmer, Inc.	231,595
27,780	St. Jude Medical, Inc. †	1,394,556
22,097	Stryker Corporation	981,770
12,197	Thermo Electron Corporation †	367,496
8,387	Waters Corporation †	317,029
18,776	Zimmer Holdings, Inc. †	1,266,254

		18,321,388

Health Care Providers & Services — 3.1%
21,674	Aetna, Inc.	2,044,075
15,666	AmerisourceBergen Corporation	648,572
32,452	Cardinal Health, Inc.	2,231,075
34,084	Caremark Rx, Inc. †	1,765,210
9,531	CIGNA Corporation	1,064,613
12,311	Coventry Health Care, Inc. †	701,235
11,036	Express Scripts, Inc. †	924,817
32,125	HCA Inc.	1,622,312
18,655	Health Management Associates, Inc., Class A	409,664
12,257	Humana, Inc. †	665,923
17,558	IMS Health, Inc.	437,545
10,072	Laboratory Corporation of America Holdings †	542,377
5,968	Manor Care, Inc.	237,347
23,271	McKesson Corporation	1,200,551
23,307	Medco Health Solutions, Inc. †	1,300,531
10,408	Patterson Companies, Inc. †	347,627
12,561	Quest Diagnostics Incorporated	646,640
35,572	Tenet Healthcare Corporation †	272,482
103,264	UnitedHealth Group, Inc.	6,416,825
49,983	WellPoint, Inc. †	3,988,144

		27,467,565

See Notes to Financial Statements.

9

Munder Index 500 Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Pharmaceuticals — 6.2%
117,555	Abbott Laboratories	$4,635,194
9,973	Allergan, Inc.	1,076,685
148,269	Bristol-Myers Squibb Company	3,407,222
86,135	Eli Lilly and Company	4,874,380
25,651	Forest Laboratories, Inc. †	1,043,483
225,446	Johnson & Johnson (a)	13,549,305
18,243	King Pharmaceuticals, Inc. †	308,671
165,700	Merck & Co. Inc.	5,270,917
16,566	Mylan Laboratories, Inc.	330,657
558,618	Pfizer, Inc. (a)	13,026,972
111,997	Schering-Plough Corporation	2,335,137
7,685	Watson Pharmaceuticals, Inc. †	249,839
101,719	Wyeth	4,686,194

		54,794,656

Total Health Care		113,732,247

Industrials — 11.0%
Aerospace & Defense — 2.2%
61,176	Boeing Company (The)	4,297,002
15,170	General Dynamics Corporation	1,730,139
9,314	Goodrich Corporation	382,805
63,865	Honeywell International, Inc.	2,378,971
9,104	L-3 Communications Holdings, Inc.	676,883
27,097	Lockheed Martin Corporation	1,724,182
26,949	Northrop Grumman Corporation	1,619,904
33,853	Raytheon Company	1,359,198
13,092	Rockwell Collins, Inc.	608,385
77,195	United Technologies Corporation	4,315,973

		19,093,442

Air Freight & Logistics — 1.0%
22,964	FedEx Corporation	2,374,248
4,846	Ryder System, Inc.	198,783
83,565	United Parcel Service, Inc., Class B	6,279,910

		8,852,941

Airlines — 0.1%
52,865	Southwest Airlines Co.	868,572

See Notes to Financial Statements.

10

Shares		Value

Industrials (Continued)
Building Products — 0.2%
13,842	American Standard Companies, Inc.	$552,988
32,116	Masco Corporation	969,582

		1,522,570

Commercial Services & Supplies — 0.7%
16,466	Allied Waste Industries, Inc. †	143,913
8,336	Avery Dennison Corporation	460,731
77,629	Cendant Corporation	1,339,100
10,416	Cintas Corporation	428,931
9,829	Equifax, Inc.	373,698
9,328	Monster Worldwide, Inc. †	380,769
17,271	Pitney Bowes, Inc.	729,700
16,467	R.R. Donnelley & Sons Company	563,336
12,906	Robert Half International, Inc.	489,008
41,819	Waste Management, Inc.	1,269,207

		6,178,393

Construction & Engineering — 0.1%
6,545	Fluor Corporation	505,667

Electrical Equipment — 0.4%
13,024	American Power Conversion Corporation	286,528
6,989	Cooper Industries, Ltd., Class A	510,197
31,176	Emerson Electric Co.	2,328,847
13,575	Rockwell Automation, Inc.	803,097

		3,928,669

Industrial Conglomerates — 4.3%
57,589	3M Company	4,463,147
800,724	General Electric Company (a)	28,065,376
10,095	Textron, Inc.	777,113
152,553	Tyco International Ltd.	4,402,680

		37,708,316

Machinery — 1.3%
51,547	Caterpillar, Inc.	2,977,870
3,508	Cummins, Inc.	314,773
17,933	Danaher Corporation	1,000,303
18,202	Deere & Company	1,239,738
15,282	Dover Corporation	618,768
11,124	Eaton Corporation	746,309
15,517	Illinois Tool Works, Inc.	1,365,341
25,071	Ingersoll-Rand Company Limited, Class A	1,012,116
6,996	ITT Industries, Inc.	719,329

See Notes to Financial Statements.

11

Munder Index 500 Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery (Continued)
4,656	Navistar International Corporation †	$133,255
12,829	PACCAR, Inc.	888,151
9,387	Pall Corporation	252,135
9,032	Parker-Hannifin Corporation	595,751

		11,863,839

Road & Rail — 0.7%
28,298	Burlington Northern Santa Fe Corporation	2,004,065
16,373	CSX Corporation	831,257
30,799	Norfolk Southern Corporation	1,380,719
20,077	Union Pacific Corporation	1,616,399

		5,832,440

Trading Companies & Distributors — 0.0% #
5,716	W.W. Grainger, Inc.	406,408

Total Industrials		96,761,257

Information Technology — 14.6%
Communications Equipment — 2.6%
8,792	ADC Telecommunications, Inc. †	196,413
12,260	Andrew Corporation †	131,550
31,735	Avaya, Inc. †	338,612
43,799	CIENA Corporation †	130,083
465,494	Cisco Systems, Inc. †	7,969,257
15,308	Comverse Technology, Inc. †	407,040
115,488	Corning, Incorporated †	2,270,494
125,222	JDS Uniphase Corporation †	295,524
336,839	Lucent Technologies, Inc. †	895,992
188,757	Motorola, Inc.	4,264,020
124,599	QUALCOMM Incorporated	5,367,725
11,562	Scientific-Atlanta, Inc.	497,975
33,984	Tellabs, Inc. †	370,426

		23,135,111

Computers & Peripherals — 3.6%
63,866	Apple Computer, Inc. †	4,591,327
178,354	Dell, Inc. †	5,348,836
181,171	EMC Corporation †	2,467,549
20,077	Gateway, Inc. †	50,393
217,114	Hewlett-Packard Company	6,215,974
119,698	International Business Machines Corporation (a)	9,839,176
8,794	Lexmark International, Inc., Class A †	394,235
13,913	NCR Corporation †	472,207

See Notes to Financial Statements.

12

Shares		Value

Information Technology (Continued)
Computers & Peripherals (Continued)
28,198	Network Appliance, Inc. †	$761,346
6,072	QLogic Corporation †	197,401
258,738	Sun Microsystems, Inc. †	1,084,112

		31,422,556

Electronic Equipment & Instruments — 0.3%
31,154	Agilent Technologies, Inc. †	1,037,117
13,184	Jabil Circuit, Inc. †	488,995
10,937	Molex Incorporated	283,815
39,832	Sanmina-SCI Corporation †	169,684
69,234	Solectron Corporation †	253,396
19,018	Symbol Technologies, Inc.	243,811
6,376	Tektronix, Inc.	179,867

		2,656,685

Information Technology Services — 1.0%
9,479	Affiliated Computer Services, Inc., Class A †	560,967
43,787	Automatic Data Processing, Inc.	2,009,385
13,945	Computer Sciences Corporation †	706,175
10,569	Convergys Corporation †	167,519
39,523	Electronic Data Systems Corporation	950,133
57,901	First Data Corporation	2,490,322
13,981	Fiserv, Inc. †	604,958
25,273	Paychex, Inc.	963,407
9,895	Sabre Holdings Corporation, Class A	238,568
25,862	Unisys Corporation †	150,775

		8,842,209

Internet Software & Services — 0.4%
95,687	Yahoo! Inc. †	3,749,017

Office Electronics — 0.1%
72,781	Xerox Corporation †	1,066,242

Semiconductors & Semiconductor Equipment — 3.1%
30,621	Advanced Micro Devices, Inc. †	937,003
27,468	Altera Corporation †	508,982
27,799	Analog Devices, Inc.	997,150
122,955	Applied Materials, Inc.	2,205,813
22,640	Applied Micro Circuits Corporation †	58,185
21,915	Broadcom Corporation, Class A †	1,033,292
31,100	Freescale Semiconductor, Inc., Class B †	782,787
456,889	Intel Corporation	11,403,949
14,911	KLA-Tencor Corporation	735,560
23,153	Linear Technology Corporation	835,129

See Notes to Financial Statements.

13

Munder Index 500 Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
29,683	LSI Logic Corporation †	$237,464
24,746	Maxim Integrated Products, Inc.	896,795
46,832	Micron Technology, Inc. †	623,334
26,044	National Semiconductor Corporation	676,623
10,107	Novellus Systems, Inc. †	243,781
12,972	NVIDIA Corporation †	474,256
13,886	PMC-Sierra, Inc. †	107,061
14,848	Teradyne, Inc. †	216,335
122,619	Texas Instruments Incorporated	3,932,391
26,376	Xilinx, Inc.	664,939

		27,570,829

Software — 3.5%
45,561	Adobe Systems Incorporated †	1,683,935
17,490	Autodesk, Inc.	751,195
16,448	BMC Software, Inc. †	337,019
13,364	Citrix Systems, Inc. †	384,616
34,774	Computer Associates International, Inc.	980,279
29,287	Compuware Corporation †	262,704
22,778	Electronic Arts, Inc. †	1,191,517
13,409	Intuit, Inc. †	714,700
6,535	Mercury Interactive Corporation †	181,608
693,739	Microsoft Corporation (a)	18,141,275
28,948	Novell, Inc. †	255,611
285,003	Oracle Corporation †	3,479,887
20,551	Parametric Technology Corporation†	125,361
40,095	Siebel Systems, Inc.	424,205
81,956	Symantec Corporation †	1,434,230

		30,348,142

Total Information Technology		128,790,791

Materials — 2.9%
Chemicals — 1.5%
16,731	Air Products & Chemicals, Inc.	990,308
5,438	Ashland Inc.	314,860
73,138	Dow Chemical Company (The)	3,204,907
69,671	E.I. du Pont de Nemours and Company	2,961,017
6,149	Eastman Chemical Company	317,227
13,896	Ecolab, Inc.	504,008
9,066	Engelhard Corporation	273,340
8,510	Hercules, Inc. †	96,163
6,162	International Flavors & Fragrances, Inc.	206,427

See Notes to Financial Statements.

14

Shares		Value

Materials (Continued)
Chemicals (Continued)
20,273	Monsanto Company	$1,571,766
12,657	PPG Industries, Inc.	732,840
24,400	Praxair, Inc.	1,292,224
10,971	Rohm & Haas Company	531,216
5,094	Sigma-Aldrich Corporation	322,399

		13,318,702

Construction Materials — 0.1%
7,719	Vulcan Materials Company	522,962

Containers & Packaging — 0.2%
7,884	Ball Corporation	313,153
8,068	Bemis Company, Inc.	224,855
10,858	Pactiv Corporation †	238,876
6,254	Sealed Air Corporation †	351,287
8,526	Temple-Inland, Inc.	382,391

		1,510,562

Metals & Mining — 0.8%
65,946	Alcoa, Inc.	1,950,023
6,349	Allegheny Technologies, Inc.	229,072
13,947	Freeport-McMoRan Copper & Gold, Inc., Class B	750,349
33,858	Newmont Mining Corporation	1,808,017
11,791	Nucor Corporation	786,695
7,695	Phelps Dodge Corporation	1,107,080
8,622	United States Steel Corporation	414,460

		7,045,696

Paper & Forest Products — 0.3%
37,170	International Paper Company	1,249,284
8,015	Louisiana-Pacific Corporation	220,172
13,751	MeadWestvaco Corporation	385,440
18,487	Weyerhaeuser Company	1,226,428

		3,081,324

Total Materials		25,479,246

Telecommunication Services — 2.9%
Diversified Telecommunication Services — 0.6%
138,576	BellSouth Corporation	3,755,410
9,926	CenturyTel, Inc.	329,146
25,303	Citizens Communications Company	309,456
116,991	Qwest Communications International, Inc. †	660,999

		5,055,011

See Notes to Financial Statements.

15

Munder Index 500 Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Telecommunication Services (Continued)
Wireless Telecommunication Services — 2.3%
296,034	AT&T, Inc.	$7,249,873
29,017	ALLTEL Corporation	1,830,973
223,895	Sprint Nextel Corporation	5,230,187
209,535	Verizon Communications, Inc.	6,311,194

		20,622,227

Total Telecommunication Services		25,677,238

Utilities — 3.3%
Electric Utilities — 1.5%
12,282	Allegheny Energy, Inc. †	388,725
29,834	American Electric Power Company, Inc.	1,106,543
15,113	Cinergy Corporation	641,698
24,690	Edison International	1,076,731
15,666	Entergy Corporation	1,075,471
50,607	Exelon Corporation	2,689,256
24,995	FirstEnergy Corp.	1,224,505
29,922	FPL Group, Inc.	1,243,558
7,453	Pinnacle West Capital Corporation	308,182
28,807	PPL Corporation	846,926
19,071	Progress Energy, Inc.	837,598
56,191	Southern Company (The)	1,940,275

		13,379,468

Gas Utilities — 0.1%
3,331	Nicor, Inc.	130,942
2,977	Peoples Energy Corporation	104,403

		235,345

Independent Power Producers & Energy Traders — 0.6%
49,498	AES Corporation (The) †	783,553
13,432	Constellation Energy Group, Inc.	773,683
70,292	Duke Energy Corporation	1,929,516
22,737	Dynegy, Inc., Class A †	110,047
36,589	TXU Corp.	1,836,402

		5,433,201

Multi-Utilities — 1.1%
15,480	Ameren Corporation	793,195
23,500	CenterPoint Energy, Inc.	301,975
16,679	CMS Energy Corporation †	242,012
18,563	Consolidated Edison, Inc.	860,024
26,317	Dominion Resources, Inc.	2,031,673

See Notes to Financial Statements.

16

Shares		Value

Utilities (Continued)
Multi-Utilities (Continued)
13,421	DTE Energy Company	$579,653
13,153	KeySpan Corporation	469,431
20,564	NiSource, Inc.	428,965
26,001	PG&E Corporation	965,157
18,998	Public Service Enterprise Group, Inc.	1,234,300
19,482	Sempra Energy	873,573
15,687	TECO Energy, Inc.	269,503
30,531	Xcel Energy, Inc.	563,602

		9,613,063

Total Utilities		28,661,077

TOTAL COMMON STOCKS
(Cost $492,407,148)		853,654,090

Principal
Amount

U.S. TREASURY BILL — 0.5%
(Cost $4,183,356)
$4,200,000	3.658% due 02/09/2006 (a),(c)	4,183,356

REPURCHASE AGREEMENT — 3.4%
(Cost $29,704,000)
29,704,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $29,716,872 on 1/03/2006, collateralized by $30,150,000 FHLMC, 5.500% maturing 11/16/2015 (value $30,300,750)	29,704,000

TOTAL INVESTMENTS
(Cost $526,294,504)	101.0%	887,541,446
OTHER ASSETS AND LIABILITIES (Net)	(1.0)	(9,010,700)

NET ASSETS	100.0%	$878,530,746

#	Amount represents less than 0.1% of net assets.

†	Non-income producing security.

(a)	Security, or a portion thereof, pledged as collateral for futures contracts.

(b)	Affiliated company security (see Note 6).

(c)	Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

17

Munder Index 500 Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

ABBREVIATIONS:

FHLMC  — Federal Home Loan Mortgage Corporation
REIT   — Real Estate Investment Trust

See Notes to Financial Statements.

18

[This Page Intentionally Left Blank]

19

Munder Index 500 Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $496,158,217)	$857,120,965
Securities of affiliated company (cost — $432,287)	716,481
Repurchase agreement (cost — $29,704,000)	29,704,000

Total Investments	887,541,446
Cash	830
Interest receivable	6,436
Dividends receivable	1,152,218
Receivable for investment securities sold	60,886
Receivable for Fund shares sold	593,069
Prepaid expenses and other assets	67,969

Total Assets	889,422,854

LIABILITIES:
Payable for investment securities purchased	1,067,663
Payable for Fund shares redeemed	8,875,579
Variation margin payable on open futures contracts	147,626
Transfer agency/record keeping fees payable	369,617
Distribution and shareholder servicing fees payable — Class A, B and R Shares	150,381
Administration fees payable	71,785
Trustees’ fees and expenses payable	61,392
Shareholder servicing fees payable — Class K Shares	50,738
Custody fees payable	15,757
Investment advisory fees payable	6,219
Accrued expenses and other payables	75,351

Total Liabilities	10,892,108

NET ASSETS	$878,530,746

Investments, at cost	$526,294,504

See Notes to Financial Statements.

20

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(56,887)
Accumulated net realized loss on investments sold	(85,141,654)
Net unrealized appreciation of investments	360,591,716
Paid-in capital	603,137,571

$878,530,746

NET ASSETS:
Class A Shares	$472,923,461

Class B Shares	$107,185,138

Class K Shares	$224,938,574

Class R Shares	$144,887

Class Y Shares	$73,338,686

SHARES OUTSTANDING:
Class A Shares	18,214,329

Class B Shares	4,126,888

Class K Shares	8,667,477

Class R Shares	5,581

Class Y Shares	2,819,186

CLASS A SHARES:
Net asset value and redemption price per share	$25.96

Maximum sales charge	2.50%
Maximum offering price per share	$26.63

CLASS B SHARES:
Net asset value and offering price per share*	$25.97

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$25.95

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$25.96

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$26.01

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

21

Munder Index 500 Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$377,802
Dividends on securities of unaffiliated companies	8,778,264
Dividends on securities of affiliated company	14,907

Total Investment Income	9,170,973

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	599,902
Class B Shares	607,971
Class R Shares	258
Shareholder servicing fees:
Class K Shares	336,815
Transfer agency/record keeping fees	629,679
Investment advisory fees	559,967
Administration fees	486,668
Custody fees	95,983
Legal and audit fees	35,368
Registration and filing fees	23,191
Trustees’ fees and expenses	22,836
Other	131,338

Total Expenses	3,529,976
Fees waived by distributor	(304,100)

Net Expenses	3,225,876

NET INVESTMENT INCOME	5,945,097

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions of unaffiliated companies	18,118,830
Security transactions of affiliated company	9,058
Futures contracts	2,160,679
Net change in unrealized appreciation/(depreciation) of:
Securities	24,984,332
Futures contracts	(404,511)

Net realized and unrealized gain on investments	44,868,388

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,813,485

See Notes to Financial Statements.

22

Munder Index 500 Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Net investment income	$5,945,097	$14,453,984
Net realized gain from security transactions and futures contracts	20,288,567	4,820,352
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	24,579,821	35,146,636

Net increase in net assets resulting from operations	50,813,485	54,420,972
Dividends to shareholders from net investment income:
Class A Shares	(3,275,957)	(6,539,934)
Class B Shares	(637,261)	(2,114,156)
Class K Shares	(1,697,316)	(4,106,573)
Class R Shares	(796)	(149)
Class Y Shares	(637,749)	(1,457,708)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(8,614,168)	5,242,266
Class B Shares	(33,663,395)	(87,720,981)
Class K Shares	(62,126,379)	(37,266,101)
Class R Shares	124,528	15,999
Class Y Shares	(10,732,216)	(10,075,965)
Short-term trading fees	18,138	5,117

Net decrease in net assets	(70,429,086)	(89,597,213)
NET ASSETS:
Beginning of period	948,959,832	1,038,557,045

End of period	$878,530,746	$948,959,832

(Accumulated distributions in excess of net investment income)/ Undistributed net investment income	$(56,887)	$247,095

(a)	The Munder Index 500 Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

23

Munder Index 500 Fund

Statement of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Amount
Class A Shares:
Sold*	$63,402,325	$144,465,259
Issued as reinvestment of dividends	2,612,842	5,257,007
Redeemed	(74,629,335)	(144,480,000)

Net increase/(decrease)	$(8,614,168)	$5,242,266

Class B Shares:
Sold	$2,124,736	$8,731,568
Issued as reinvestment of dividends	466,071	1,504,276
Redeemed*	(36,254,202)	(97,956,825)

Net decrease	$(33,663,395)	$(87,720,981)

Class K Shares:
Sold	$16,099,452	$28,589,564
Issued as reinvestment of dividends	1,049,743	895,018
Redeemed	(79,275,574)	(66,750,683)

Net decrease	$(62,126,379)	$(37,266,101)

Class R Shares:
Sold	$124,013	$15,850
Issued as reinvestment of dividends	796	149
Redeemed	(281)	—

Net increase	$124,528	$15,999

Class Y Shares:
Sold	$4,479,982	$12,784,047
Issued as reinvestment of dividends	248,265	300,391
Redeemed	(15,460,463)	(23,160,403)

Net decrease	$(10,732,216)	$(10,075,965)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder Index 500 Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

24

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Shares
Class A Shares:
Sold*	2,481,901	5,954,656
Issued as reinvestment of dividends	101,277	213,660
Redeemed	(2,905,913)	(5,953,289)

Net increase/(decrease)	(322,735)	215,027

Class B Shares:
Sold	82,968	361,326
Issued as reinvestment of dividends	18,072	61,110
Redeemed*	(1,419,476)	(4,027,784)

Net decrease	(1,318,436)	(3,605,348)

Class K Shares:
Sold	632,587	1,176,106
Issued as reinvestment of dividends	40,710	36,245
Redeemed	(3,052,192)	(2,763,209)

Net decrease	(2,378,895)	(1,550,858)

Class R Shares:
Sold	4,882	673
Issued as reinvestment of dividends	31	6
Redeemed	(11)	—

Net increase	4,902	679

Class Y Shares:
Sold	175,676	524,135
Issued as reinvestment of dividends	9,615	12,181
Redeemed	(602,881)	(947,227)

Net decrease	(417,590)	(410,911)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder Index 500 Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

25

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05	6/30/04	6/30/03(c)	6/30/02	6/30/01

Net asset value, beginning of period	$24.80		$23.81	$20.33	$20.65	$25.57	$30.71

Income/(loss) from investment operations:
Net investment income	0.16		0.36	0.23	0.20	0.22	0.21
Net realized and unrealized gain/(loss) on investments	1.18		0.99	3.48	(0.32)	(4.93)	(4.86)

Total from investment operations	1.34		1.35	3.71	(0.12)	(4.71)	(4.65)

Less distributions:
Dividends from net investment income	(0.18)		(0.36)	(0.23)	(0.20)	(0.21)	(0.21)
Distributions from net realized gains	—		—	—	—	—	(0.27)
Distributions in excess of net realized gains	—		—	—	—	—	(0.01)

Total distributions	(0.18)		(0.36)	(0.23)	(0.20)	(0.21)	(0.49)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—	—

Net asset value, end of period	$25.96		$24.80	$23.81	$20.33	$20.65	$25.57

Total return(b)	5.40%		5.67%	18.33%	(0.47)%	(18.48)%	(15.30)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$472,923		$459,667	$436,216	$373,247	$340,271	$419,631
Ratio of operating expenses to average net assets	0.67	%(e)	0.65%	0.67%	0.70%	0.55%	0.51%
Ratio of net investment income to average net assets	1.26	%(e)	1.48%	1.03%	1.09%	0.92%	0.76%
Portfolio turnover rate	3%		4%	2%	8%	3%	9%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	0.67	%(e)	0.65%	0.68%	0.70%	0.64%	0.61%

(a)	The Munder Index 500 Fund Class A Shares and Class B Shares commenced operations on December 9, 1992 and October 31, 1995, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

26

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/05		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05	6/30/04	6/30/03(c)	6/30/02	6/30/01

$24.80		$23.82	$20.33	$20.65	$25.58	$30.71

0.13		0.29	0.17	0.16	0.13	0.12
1.18		0.99	3.50	(0.32)	(4.93)	(4.85)

1.31		1.28	3.67	(0.16)	(4.80)	(4.73)

(0.14)		(0.30)	(0.18)	(0.16)	(0.13)	(0.12)
—		—	—	—	—	(0.27)
—		—	—	—	—	(0.01)

(0.14)		(0.30)	(0.18)	(0.16)	(0.13)	(0.40)

0.00	(d)	0.00 (d)	—	—	—	—

$25.97		$24.80	$23.82	$20.33	$20.65	$25.58

5.31%		5.37%	18.08%	(0.72)%	(18.79)%	(15.56)%

$107,185		$135,069	$215,549	$227,447	$281,790	$368,079
0.92	%(e)	0.90%	0.92%	0.95%	0.89%	0.86%
1.01	%(e)	1.23%	0.78%	0.84%	0.58%	0.41%
3%		4%	2%	8%	3%	9%
1.42	%(e)	1.40%	1.43%	1.45%	1.39%	1.36%

See Notes to Financial Statements.

27

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05	6/30/04	6/30/03(c)	6/30/02	6/30/01

Net asset value, beginning of period	$24.79		$23.80	$20.32	$20.64	$25.56	$30.69

Income/(loss) from investment operations:
Net investment income	0.16		0.36	0.23	0.21	0.19	0.18
Net realized and unrealized gain/(loss) on investments	1.18		0.99	3.48	(0.33)	(4.92)	(4.85)

Total from investment operations	1.34		1.35	3.71	(0.12)	(4.73)	(4.67)

Less distributions:
Dividends from net investment income	(0.18)		(0.36)	(0.23)	(0.20)	(0.19)	(0.18)
Distributions from net realized gains	—		—	—	—	—	(0.27)
Distributions in excess of net realized gains	—		—	—	—	—	(0.01)

Total distributions	(0.18)		(0.36)	(0.23)	(0.20)	(0.19)	(0.46)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—	—

Net asset value, end of period	$25.95		$24.79	$23.80	$20.32	$20.64	$25.56

Total return(b)	5.40%		5.68%	18.34%	(0.47)%	(18.56)%	(15.36)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$224,939		$273,790	$299,782	$307,427	$207,675	$267,827
Ratio of operating expenses to average net assets	0.67	%(e)	0.65%	0.67%	0.70%	0.64%	0.61%
Ratio of net investment income to average net assets	1.26	%(e)	1.48%	1.03%	1.09%	0.83%	0.66%
Portfolio turnover rate	3%		4%	2%	8%	3%	9%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	0.67	%(e)	0.65%	0.68%	0.70%	0.64%	0.61%

(a)	The Munder Index 500 Fund Class K Shares and Class R Shares commenced operations on December 7, 1992 and July 29, 2004, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

28

R Shares

Period Ended		Period
12/31/05		Ended
(Unaudited)		6/30/2005

$24.80		$22.98

0.13		0.32
1.17		1.81

1.30		2.13

(0.14)		(0.31)
—		—
—		—

(0.14)		(0.31)

0.00	(d)	0.00	(d)

$25.96		$24.80

5.27%		9.26%

$145		$17
0.92	%(e)	0.90	%(e)
1.01	%(e)	1.24	%(e)
3%		4%
0.92	%(e)	0.90	%(e)

See Notes to Financial Statements.

29

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period
	Ended		Year	Year	Year	Year	Year
	12/31/05		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05	6/30/04	6/30/03(c)	6/30/02	6/30/01

Net asset value, beginning of period	$24.84		$23.85	$20.37	$20.68	$25.62	$30.76

Income/(loss) from investment operations:
Net investment income	0.20		0.44	0.29	0.25	0.27	0.35
Net realized and unrealized gain/(loss) on investments	1.18		0.97	3.48	(0.31)	(4.97)	(4.96)

Total from investment operations	1.38		1.41	3.77	(0.06)	(4.70)	(4.61)

Less distributions:
Dividends from net investment income	(0.21)		(0.42)	(0.29)	(0.25)	(0.24)	(0.25)
Distributions from net realized gains	—		—	—	—	—	(0.27)
Distributions in excess of net realized gains	—		—	—	—	—	(0.01)

Total distributions	(0.21)		(0.42)	(0.29)	(0.25)	(0.24)	(0.53)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—	—

Net asset value, end of period	$26.01		$24.84	$23.85	$20.37	$20.68	$25.62

Total return(b)	5.52%		5.97%	18.59%	(0.17)%	(18.40)%	(15.15)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$73,339		$80,418	$87,010	$72,148	$68,555	$93,902
Ratio of operating expenses to average net assets	0.42	%(e)	0.40%	0.42%	0.45%	0.39%	0.36%
Ratio of net investment income to average net assets	1.51	%(e)	1.73%	1.28%	1.34%	1.08%	0.91%
Portfolio turnover rate	3%		4%	2%	8%	3%	9%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	0.42	%(e)	0.40%	0.43%	0.45%	0.39%	0.36%

(a)	The Munder Index 500 Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

30

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2005 (Unaudited)

1. Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Index 500 Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide performance and income that is comparable to the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”), a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

31

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Equity securities, including financial futures contracts, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: The Fund entered into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intended to purchase, or in order to maintain liquidity. Upon entering into a futures contract, the Fund deposited with the broker, or pledged as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) were made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in a futures contract are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose

32

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. The Fund instructs the custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), through its World Asset Management division, is entitled to receive from the

33

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

Fund a fee, computed and payable daily, based on the average daily net assets at an annual rate of 0.20% on the first $250 million; 0.12% on the next $250 million; and 0.07% on assets exceeding $500 million. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1176% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $486,668 before payment of sub-administration fees and $325,062 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1022% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $10,368 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $52 from commissions on sales of Class A Shares for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board

34

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to Class A, Class B, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    During the period ended December 31, 2005, the Distributor voluntarily waived 0.50% of 12b-1 fees for Class B Shares of the Fund. For the period

35

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

ended December 31, 2005, this waiver amounted to $304,100 and is reflected as fees waived by distributor in the accompanying Statement of Operations.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $271 to Comerica Securities and $336,738 to Comerica Bank for shareholder services provided to Class A, Class B, Class K and Class R shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $31,551,747 and $142,395,102, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $396,679,826, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $35,432,884 and net appreciation for financial reporting purposes was $361,246,942. At December 31, 2005, aggregate cost for financial reporting purposes was $526,294,504.

    At December 31, 2005, the Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value	Value	Unrealized
	Contracts	of Contracts	of Contracts	Depreciation

S&P 500 Index, March 2006	106	$33,907,426	$33,252,200	$655,226

6. Transactions with “Affiliated” Companies

    The term “affiliated companies” includes any company with control over the Fund’s advisor. At, or during the period ended December 31, 2005, the Fund held the following security of an affiliated company:

	Value	Purchased		Sold		Value
	at					at	Realized	Dividend
Affiliated Company	6/30/05	Cost	Shares	Cost	Shares	12/31/05	Gain	Income

Comerica Incorporated	$829,199	$6,115	100	$105,858	1,823	$716,481	$9,058	$14,907

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which

36

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $6,444.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2005, distributions of $14,218,520 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital	Unrealized
Income	Loss Carryover	Appreciation	Total

$291,326	$(93,563,884)	$324,145,558	$230,873,000

    The differences between book and tax distributable earnings are primarily due to wash sales, tax accounting for futures contracts, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes, $93,563,884 of unused capital losses of which $36,863,356,

37

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

$49,075,455, $386,077 and $7,238,996 expire in 2010, 2011, 2012 and 2013, respectively.

10. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

38

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

World Asset Management,
a division of Munder Capital Management
255 East Brown Street
Birmingham, MI 48009
ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINDEX1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Intermediate
Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
23	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2005, which is further broken down by industry, where applicable, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Peter Root and Michael Vandenbossche

    The Fund generated a 0.09% return for the six months ended December 31, 2005, relative to the -0.01% return for the Lehman Brothers Intermediate Government/ Credit Index and a -0.01% median return for the Lipper universe of short-intermediate investment grade debt funds.

    The Fund’s modest return for the period was a reflection of the weak bond market during the period. On a relative basis, compared to its Lehman Brothers benchmark, the Fund’s strength for the six-month period was largely due to its barbelled maturity structure, with the desired duration reached through a combination of shorter-term and longer-term securities. (Duration is a measure of the Fund’s price sensitivity to changes in interest rates.) Historically, this structure has worked best when the gap between shorter-term and longer-term yields is narrowing, as was the case during the six months ended December 31. A second factor helping to the boost the Fund’s relative performance was the reduction in the weighting of corporate bonds and notes, with most of the proceeds redeployed to the U.S. Treasury and U.S. Government Agency sectors.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short-intermediate investment grade debt funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$999.60	$5.14	1.02%
Class B	$1,000.00	$994.70	$8.90	1.77%
Class C	$1,000.00	$994.70	$8.90	1.77%
Class K	$1,000.00	$998.50	$5.14	1.02%
Class Y	$1,000.00	$1,000.90	$3.88	0.77%

Hypothetical
Class A	$1,000.00	$1,020.06	$5.19	1.02%
Class B	$1,000.00	$1,016.28	$9.00	1.77%
Class C	$1,000.00	$1,016.28	$9.00	1.77%
Class K	$1,000.00	$1,020.06	$5.19	1.02%
Class Y	$1,000.00	$1,021.32	$3.92	0.77%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Principal
Amount		Value

ASSET-BACKED SECURITIES — 13.7%
Auto Loan — 3.0%
$2,428,909	National City Auto Receivables Trust, Series 2004-A, Class A3, 2.110% due 07/15/2008	$2,395,884
	Volkswagen Auto Loan Enhanced Trust:
5,000,000	Series 2003-2, Class A4, 2.940% due 03/22/2010	4,882,901
2,406,726	Series 2005-1, Class A1, 4.366% due 11/20/2006	2,405,349
1,225,384	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	1,204,797

		10,888,931

Credit Card — 4.9%
5,000,000	Bank One Issuance Trust, Series 2002-A3, Class A3, 3.590% due 05/17/2010	4,899,993
1,550,000	Capital One Master Trust, Series 2001-5, Class A, 5.300% due 06/15/2009	1,554,199
1,300,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 6.919% due 03/15/2011 (a),(b)	1,361,775
	MBNA Credit Card Master Note Trust:
2,000,000	Series 2001-C3, Class C3, 6.550% due 12/15/2008	2,018,246
2,400,000	Series 2004-A7, Class A7, 4.469% due 12/15/2011 (b)	2,406,732
5,050,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	5,652,583

		17,893,528

Equipment Lease — 1.3%
4,780,000	Distribution Financial Services Floorplan Master Trust, Series 2003-2, Class A, 4.469% due 04/15/2008 (b)	4,781,586

See Notes to Financial Statements.

1

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Home Equity Loans — 0.4%
$398,972	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	$398,251
1,130,093	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 4.669% due 03/25/2033 (b)	1,131,252

		1,529,503

Student Loans — 0.2%
725,840	SLM Student Loan Trust, Series 1997-1, Class A2, 4.569% due 01/25/2010 (b)	729,149

Time Share Receivables — 1.2%
	Marriott Vacation Club Owner Trust, MTN:
691,082	Series 2000-1A, Class B, 144A,
	7.050% due 09/20/2017 (c),(d),(e)	694,105
3,672,270	Series 2004-2A, Class A, 144A,
	4.192% due 10/20/2026 (c),(d),(e)	3,624,891

		4,318,996

Utilities — 1.1%
1,083,608	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	1,090,498
2,984,345	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	3,023,613

		4,114,111

Other — 1.6%
3,540,000	AIG Credit Premium Finance Master Trust, Series 2003-1, Class A, 4.669% due 11/15/2007 (b)	3,540,824
2,038,116	Zermatt CBO Limited, Series 1A, Class A, 144A, YNK (b),(c),(d),(f),(g) 4.580% due 09/01/2010	2,040,155

		5,580,979

TOTAL ASSET-BACKED SECURITIES
(Cost $50,152,633)		49,836,783

See Notes to Financial Statements.

2

Principal
Amount		Value

CORPORATE BONDS AND NOTES — 45.1%
Financials — 28.0%
$5,300,000	Aegon Funding Corp., 5.750% due 12/15/2020	$5,380,157
2,000,000	Banco Mercantil Del Norte SA, 144A, YNK, 5.875% due 02/17/2014 (b),(c),(d),(g)	1,985,000
3,875,000	Block Financial Corporation, 5.125% due 10/30/2014	3,637,075
2,000,000	Countrywide Home Loans, Inc., MTN, 5.625% due 07/15/2009	2,030,254
5,000,000	Deutsche Bank Financial, 6.700% due 12/13/2006	5,078,960
6,500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	7,087,177
4,900,000	Goldman Sachs Group, Inc., (The), 5.250% due 10/15/2013	4,898,819
2,260,000	Household Finance Corporation, 8.000% due 07/15/2010	2,521,202
3,000,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	2,873,658
5,000,000	Inter-American Development Bank, YNK, 7.375% due 01/15/2010	5,502,770
	International Lease Finance Corporation
2,650,000	4.375% due 11/01/2009	2,574,261
3,435,000	5.875% due 05/01/2013	3,554,675
3,000,000	Jackson National Life Global Funding, MTN, 144A, 5.250% due 03/15/2007 (c),(d),(e)	3,001,887
5,000,000	Key Bank National Association, MTN, 5.800% due 07/01/2014	5,195,080
3,365,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	3,671,296
2,515,000	Morgan Stanley Group, Inc., 5.300% due 03/01/2013	2,520,045
2,000,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	2,149,638
6,900,000	Protective Life Secured Trust, MTN, 3.700% due 11/24/2008	6,696,484

See Notes to Financial Statements.

3

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Financials (Continued)
$1,750,000	RBS Capital Trust I, (becomes variable June 2013), 4.709% due 12/29/2049	$1,663,267
	SLM Corporation, MTN:
4,825,000	3.625% due 03/17/2008	4,703,521
2,265,000	4.340% due 07/27/2009 (b)	2,262,509
5,000,000	SunAmerica Institutional, MTN, 5.750% due 02/16/2009	5,117,795
800,000	Suntrust Bank, 5.450% due 12/01/2017	816,573
3,360,000	Swiss Bank Corporation, 7.250% due 09/01/2006	3,404,782
5,000,000	UBS Preferred Funding Trust II, (becomes variable June 2011), 7.247% due 06/26/2049	5,485,705
2,970,000	US Bank National Association, 2.870% due 02/01/2007	2,906,053
2,500,000	Washington Mutual Bank FA, MTN, 4.550% due 07/25/2006 (b)	2,505,050
2,656,000	Westdeutsche Landesbank, 4.796% due 07/15/2015	2,605,432

		101,829,125

Industrials — 16.2%
3,485,000	American Standard, Inc., 7.375% due 02/01/2008	3,630,631
3,000,000	Bellsouth Corporation, 5.000% due 10/15/2006	3,004,080
3,250,000	British Telecommunications PLC, YNK, 8.375% due 12/15/2010	3,699,673
3,000,000	Centex Corp, 5.800% due 09/15/2009	3,038,691
2,000,000	City National Corporation, 5.125% due 02/15/2013	1,988,304
1,840,000	Comcast Cable Communications Holdings, Inc., 8.375% due 03/15/2013	2,129,758
4,475,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	4,405,955

See Notes to Financial Statements.

4

Principal
Amount		Value

Industrials (Continued)
$3,000,000	CVS Corporation, 4.000% due 09/15/2009	$2,885,340
4,550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	4,370,457
1,700,000	Ford Motor Credit Company, 6.500% due 02/15/2006	1,692,046
5,500,000	Hutchison Whampoa International Ltd., 144A, YNK, (becomes variable May 2015), 6.500% due 02/13/2013 (b),(c),(d),(e)	5,824,143
7,275,000	Merck & Co., Inc., 4.750% due 03/01/2015	6,957,555
1,500,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	1,621,665
1,050,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	1,069,474
3,255,000	Unilever Capital Corporation, 7.125% due 11/01/2010	3,544,197
5,000,000	Union Texas Petroleum Holdings, Inc. (MAPS), 7.000% due 04/15/2008	5,240,230
4,000,000	WMC Finance USA, YNK, 5.125% due 05/15/2013	3,982,548

		59,084,747

Utilities — 0.9%
3,500,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	3,413,610

TOTAL CORPORATE BONDS AND NOTES
(Cost $164,838,716)		164,327,482

MORTGAGE-BACKED SECURITIES — 13.9%
Collateralized Mortgage Obligations (CMO) — Agency — 6.9%
	FHLMC:
5,363,312	Series 1650 Class J, 6.500% due 06/15/2023	5,452,765
24,872	Series 1669 Class G, 6.500% due 02/15/2023	24,827
4,000,000	Series 2734 Class PD, 5.000% due 01/15/2027	3,964,271
8,000,000	Series 2780 Class TC, 5.000% due 05/15/2027	7,934,436

See Notes to Financial Statements.

5

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Collateralized Mortgage Obligations (Continued)
	FHLMC (Continued):
$4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	$4,474,936
3,333,257	FNMA, Series 2003-63, Class GU, 4.000% due 07/25/2033	3,281,666

		25,132,901

Commercial Mortgage-Backed Securities — 2.5%
2,211,776	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	2,271,956
1,915,000	First Union National Bank — Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	2,018,130
2,000,000	GE Capital Commercial Mortgage Corporation, Series 2003-C2, Class A4, 5.145% due 07/10/2037	2,001,098
3,000,000	Morgan Stanley Capital I Inc., Series 2004-HQ4, Class A6, 4.830% due 04/14/2040	2,938,619

		9,229,803

Mortgage Pass-Through Securities — 4.5%
	FHLMC:
170,634	Pool #A00813, 9.000% due 10/01/2020	179,835
16,922	Pool #E61740, 9.000% due 04/01/2010	16,964
344,501	Pool #F70013, Gold, 7.000% due 12/01/2011	357,024
	FNMA:
227,981	Pool #070225, 7.500% due 08/01/2018	238,949
471,711	Pool #250550, 6.500% due 05/01/2026	486,072
935,312	Pool #251518, 6.000% due 02/01/2013	955,639
1,110,567	Pool #251760, 6.000% due 06/01/2013	1,134,817

See Notes to Financial Statements.

6

Principal
Amount		Value

Mortgage Pass-Through Securities (Continued)
	FNMA (Continued):
$987,345	Pool #323406, 5.978% due 11/01/2008	$1,006,158
323,918	Pool #490365, 5.465% due 12/01/2028 (b)	331,799
2,302,010	Pool #555290, 4.913% due 02/01/2013	2,288,548
6,022,982	Pool #780620, 5.500% due 05/01/2034	5,978,813
1,137,274	Pool #790362, 4.875% due 08/01/2034 (b)	1,136,112
	GNMA:
156,650	Pool #780077, 8.000% due 03/15/2025	167,696
1,875,960	Pool #781008, 6.000% due 03/15/2029	1,923,928

		16,202,354

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $51,299,897)		50,565,058

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.1%
Government Sponsored Enterprises (GSE) — 14.1%
2,165,000	FHLB,
	5.125% due 03/06/2006	2,166,684
	FHLMC:
705,000	2.375% due 04/15/2006	700,566
1,000,000	2.375% due 02/15/2007	974,177
2,150,000	4.500% due 07/15/2013	2,110,309
1,050,000	5.625% due 03/15/2011	1,091,411
14,000,000	6.875% due 09/15/2010	15,239,714
	FNMA:
5,600,000	2.125% due 04/15/2006	5,560,901
7,200,000	2.875% due 11/09/2006	7,089,775
6,000,000	4.375% due 09/07/2007	5,955,000
2,000,000	4.625% due 10/15/2013 (a)	1,976,078
3,600,000	5.250% due 04/15/2007	3,621,064

See Notes to Financial Statements.

7

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government Sponsored Enterprises (Continued)
	FNMA (Continued):
$3,800,000	6.000% due 05/15/2011 (a)	$4,019,020
625,000	7.125% due 06/15/2010	683,652

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $51,757,003)		51,188,351

U.S. TREASURY OBLIGATIONS — 8.3%
U.S. Treasury Bonds — 0.4%
	U.S. Treasury Bonds:
1,145,000	7.500% due 11/15/2016 (a)	1,438,228

U.S. Treasury Notes — 7.9%
	U.S. Treasury Notes:
565,000	2.625% due 03/15/2009 (a)	535,580
10,000,000	4.000% due 11/15/2012 (a)	9,784,770
5,000,000	4.250% due 10/15/2010 (a)	4,973,830
1,000,000	4.250% due 11/15/2013	990,469
1,800,000	4.250% due 08/15/2014 (a)	1,780,311
4,185,000	4.250% due 08/15/2015 (a)	4,130,888
700,000	5.000% due 08/15/2011 (a)	722,504
4,085,000	9.875% due 11/15/2015 (a)	5,836,125

		28,754,477

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,145,248)		30,192,705

FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Government — 1.3%
3,000,000	Chuo Mitsui Trust & Banking Co Ltd, 144A, YNK, 5.506% due 04/15/2049 (b),(c),(d),(e)	2,907,036
2,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	1,960,048

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,994,489)		4,867,084

See Notes to Financial Statements.

8

Principal
Amount		Value

REPURCHASE AGREEMENT — 2.9%
(Cost $10,478,000)
10,478,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $10,482,540 on 01/03/2006, collateralized by $10,635,000 FHLMC 5.500% maturing 11/16/2015 (value $10,688,175)	$10,478,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 9.3%
(Cost $34,005,517)
34,005,517	State Street Navigator Securities Trust — Prime Portfolio (h)	34,005,517

TOTAL INVESTMENTS
(Cost $397,671,503)	108.6%	395,460,980
OTHER ASSETS AND LIABILITIES (Net)	(8.6)	(31,339,108)

NET ASSETS	100.0%	$364,121,872

(a)	Security, or a portion thereof, is on loan.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2005.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(f)	Fair valued security as of December 31, 2005 (see Notes to Financial Statements, Note 2). As of December 31, 2005, this security represents $2,040,155, 0.6% of net assets.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2005, these securities represent $4,025,155, 1.1% of net assets.

Security	Acquisition Date	Cost

Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 4.580% due 09/01/2010	10/24/2005	$2,054,675
Banco Mercantil Del Norte SA, 144A, YNK, 5.875%, due 02/17/2014	02/10/2004	1,990,860

(h)	As of December 31, 2005, the market value of the securities on loan is $33,302,938.

See Notes to Financial Statements.

9

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

ABBREVIATIONS:

CBO   — Collateralized Bond Obligation
FHLB  — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Security
MTN   — Medium Term Note
YNK   — Yankee Security

See Notes to Financial Statements.

10

[This Page Intentionally Left Blank]

11

Munder Intermediate Bond Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $33,302,938 of securities loaned)	$384,982,980
Repurchase agreement	10,478,000

Total Investments	395,460,980
Cash	776
Interest receivable	3,922,655
Receivable for Fund shares sold	88,303
Prepaid expenses and other assets	39,433

Total Assets	399,512,147

LIABILITIES:
Payable for Fund shares redeemed	1,138,683
Payable upon return of securities loaned	34,005,517
Transfer agency/record keeping fees payable	57,596
Shareholder servicing fees payable — Class K Shares	55,027
Trustees’ fees and expenses payable	42,395
Administration fees payable	37,697
Investment advisory fees payable	11,136
Distribution and shareholder servicing fees payable — Class A, B and C Shares	4,967
Custody fees payable	6,517
Accrued expenses and other payables	30,740

Total Liabilities	35,390,275

NET ASSETS	$364,121,872

Investments, at cost	$397,671,503

See Notes to Financial Statements.

12

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(1,041,356)
Accumulated net realized loss on investments sold	(16,896,658)
Net unrealized depreciation of investments	(2,210,523)
Paid-in capital	384,270,409

$364,121,872

NET ASSETS:
Class A Shares	$9,958,273

Class B Shares	$2,564,726

Class C Shares	$807,252

Class K Shares	$255,390,251

Class Y Shares	$95,401,370

SHARES OUTSTANDING:
Class A Shares	1,078,090

Class B Shares	278,392

Class C Shares	87,234

Class K Shares	27,689,098

Class Y Shares	10,338,687

CLASS A SHARES:
Net asset value and redemption price per share	$9.24

Maximum sales charge	4.00%
Maximum offering price per share	$9.63

CLASS B SHARES:
Net asset value and offering price per share*	$9.21

CLASS C SHARES:
Net asset value and offering price per share*	$9.25

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.22

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.23

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”)

See Notes to Financial Statements.

13

Munder Intermediate Bond Fund

Statement of Operations, Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$8,409,183
Securities lending	34,003

Total Investment Income	8,443,186

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	11,578
Class B Shares	16,521
Class C Shares	5,195
Shareholder servicing fees:
Class K Shares	333,189
Investment advisory fees	932,327
Administration fees	241,631
Transfer agency/record keeping fees	99,863
Custody fees	40,089
Legal and audit fees	26,326
Trustees’ fees and expenses	23,413
Registration and filing fees	18,918
Other	46,513

Total Expenses	1,795,563

NET INVESTMENT INCOME	6,647,623

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions	(1,143,878)
Net change in unrealized appreciation/(depreciation) of securities	(5,771,440)

Net realized and unrealized loss on investments	(6,915,318)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(267,695)

See Notes to Financial Statements.

14

Munder Intermediate Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Net investment income	$6,647,623	$13,369,720
Net realized loss from security transactions	(1,143,878)	(721,267)
Net change in unrealized appreciation/(depreciation) of securities	(5,771,440)	4,394,927

Net increase/(decrease) in net assets resulting from operations	(267,695)	17,043,380
Dividends to shareholders from net investment income:
Class A Shares	(194,403)	(330,221)
Class B Shares	(55,095)	(191,861)
Class C Shares	(17,090)	(47,579)
Class K Shares	(5,540,370)	(11,517,380)
Class Y Shares	(2,060,907)	(3,995,090)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	1,067,708	474,157
Class B Shares	(1,291,959)	(3,905,256)
Class C Shares	(420,614)	(280,083)
Class K Shares	(9,142,860)	(25,332,843)
Class Y Shares	7,609,570	(3,990,598)

Net decrease in net assets	(10,313,715)	(32,073,374)
NET ASSETS:
Beginning of period	374,435,587	406,508,961

End of period	$364,121,872	$374,435,587

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(1,041,356)	$178,886

See Notes to Financial Statements.

15

Munder Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Amount
Class A Shares:
Sold*	$2,290,942	$4,357,028
Issued as reinvestment of dividends	135,890	239,965
Redeemed	(1,359,124)	(4,122,836)

Net increase	$1,067,708	$474,157

Class B Shares:
Sold	$125,263	$621,766
Issued as reinvestment of dividends	30,902	89,685
Redeemed*	(1,448,124)	(4,616,707)

Net decrease	$(1,291,959)	$(3,905,256)

Class C Shares:
Sold	$47,533	$713,945
Issued as reinvestment of dividends	9,023	25,598
Redeemed	(477,170)	(1,019,626)

Net decrease	$(420,614)	$(280,083)

Class K Shares:
Sold	$17,984,585	$30,481,584
Issued as reinvestment of dividends	186,119	150,227
Redeemed	(27,313,564)	(55,964,654)

Net decrease	$(9,142,860)	$(25,332,843)

Class Y Shares:
Sold	$10,558,394	$14,145,478
Issued as reinvestment of dividends	173,337	198,652
Redeemed	(3,122,161)	(18,334,728)

Net increase/(decrease)	$7,609,570	$(3,990,598)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

16

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Shares
Class A Shares:
Sold*	246,333	461,014
Issued as reinvestment of dividends	14,637	25,385
Redeemed	(145,980)	(434,960)

Net increase	114,990	51,439

Class B Shares:
Sold	13,417	65,618
Issued as reinvestment of dividends	3,335	9,496
Redeemed*	(156,199)	(488,670)

Net decrease	(139,447)	(413,556)

Class C Shares:
Sold	5,090	74,879
Issued as reinvestment of dividends	970	2,700
Redeemed	(51,252)	(107,380)

Net decrease	(45,192)	(29,801)

Class K Shares:
Sold	1,938,022	3,216,397
Issued as reinvestment of dividends	20,068	16,003
Redeemed	(2,946,200)	(5,910,473)

Net decrease	(988,110)	(2,678,073)

Class Y Shares:
Sold	1,136,354	1,493,752
Issued as reinvestment of dividends	18,680	21,080
Redeemed	(335,386)	(1,942,000)

Net increase/(decrease)	819,648	(427,168)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

17

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period
	Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$9.44		$9.42	$9.88	$9.50	$9.39	$9.09

Income/(loss) from investment operations:
Net investment income	0.16		0.32	0.32	0.39	0.49	0.54
Net realized and unrealized gain/(loss) on investments	(0.16)		0.08	(0.40)	0.41	0.13	0.31

Total from investment operations	0.00		0.40	(0.08)	0.80	0.62	0.85

Less distributions:
Dividends from net investment income	(0.20)		(0.38)	(0.38)	(0.42)	(0.51)	(0.55)

Total distributions	(0.20)		(0.38)	(0.38)	(0.42)	(0.51)	(0.55)

Net asset value, end of period	$9.24		$9.44	$9.42	$9.88	$9.50	$9.39

Total return(b)	(0.04)%		4.33%	(0.79)%	8.66%	6.71%	9.60%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$9,958		$9,093	$8,588	$10,222	$10,321	$9,768
Ratio of operating expenses to average net assets	1.02	%(d)	1.00%	1.00%	0.98%	0.94%	0.96%
Ratio of net investment income to average net assets	3.51	%(d)	3.33%	3.36%	3.98%	5.13%	5.87%
Portfolio turnover rate	33%		63%	86%	87%	85%	179%
Ratio of operating expenses to average net assets without expense waivers	1.02	%(d)	1.00%	1.00%	0.98%	0.94%	0.96%

(a)	The Munder Intermediate Bond Fund Class A Shares and Class B Shares commenced operations on November 24, 1992 and October 25, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

18

B Shares

Period
Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

$9.42		$9.40	$9.85	$9.47	$9.36	$9.07

0.13		0.24	0.25	0.31	0.41	0.48
(0.18)		0.09	(0.39)	0.42	0.14	0.29

(0.05)		0.33	(0.14)	0.73	0.55	0.77

(0.16)		(0.31)	(0.31)	(0.35)	(0.44)	(0.48)

(0.16)		(0.31)	(0.31)	(0.35)	(0.44)	(0.48)

$9.21		$9.42	$9.40	$9.85	$9.47	$9.36

(0.53)%		3.56%	(1.43)%	7.87%	5.93%	8.69%

$2,565		$3,935	$7,812	$15,266	$11,608	$7,563
1.77	%(d)	1.75%	1.75%	1.73%	1.69%	1.71%
2.76	%(d)	2.57%	2.61%	3.23%	4.38%	5.12%
33%		63%	86%	87%	85%	179%
1.77	%(d)	1.75%	1.75%	1.73%	1.69%	1.71%

See Notes to Financial Statements.

19

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period
	Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$9.46		$9.44	$9.89	$9.51	$9.40	$9.11

Income/(loss) from investment operations:
Net investment income	0.13		0.24	0.25	0.31	0.42	0.51
Net realized and unrealized gain/(loss) on investments	(0.18)		0.09	(0.39)	0.42	0.13	0.26

Total from investment operations	(0.05)		0.33	(0.14)	0.73	0.55	0.77

Less distributions:
Dividends from net investment income	(0.16)		(0.31)	(0.31)	(0.35)	(0.44)	(0.48)

Total distributions	(0.16)		(0.31)	(0.31)	(0.35)	(0.44)	(0.48)

Net asset value, end of period	$9.25		$9.46	$9.44	$9.89	$9.51	$9.40

Total return(b)	(0.53)%		3.54%	(1.42)%	7.83%	5.91%	8.65%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$807		$1,252	$1,531	$1,937	$1,321	$904
Ratio of operating expenses to average net assets	1.77	%(d)	1.75%	1.75%	1.73%	1.69%	1.71%
Ratio of net investment income to average net assets	2.75	%(d)	2.58%	2.61%	3.23%	4.38%	5.12%
Portfolio turnover rate	33%		63%	86%	87%	85%	179%
Ratio of operating expenses to average net assets without expense waivers	1.77	%(d)	1.75%	1.75%	1.73%	1.69%	1.71%

(a)	The Munder Intermediate Bond Fund Class C Shares and Class K Shares commenced operations on April 19, 1996 and November 20, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

20

K Shares

Period
Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

$9.43		$9.41	$9.86	$9.48	$9.37	$9.08

0.16		0.32	0.32	0.38	0.49	0.55
(0.17)		0.08	(0.39)	0.42	0.13	0.29

(0.01)		0.40	(0.07)	0.80	0.62	0.84

(0.20)		(0.38)	(0.38)	(0.42)	(0.51)	(0.55)

(0.20)		(0.38)	(0.38)	(0.42)	(0.51)	(0.55)

$9.22		$9.43	$9.41	$9.86	$9.48	$9.37

(0.15)%		4.34%	(0.69)%	8.67%	6.72%	9.50%

$255,390		$270,367	$294,966	$238,012	$242,929	$254,904
1.02	%(d)	1.00%	1.00%	0.98%	0.94%	0.96%
3.51	%(d)	3.33%	3.36%	3.98%	5.13%	5.87%
33%		63%	86%	87%	85%	179%
1.02	%(d)	1.00%	1.00%	0.98%	0.94%	0.96%

See Notes to Financial Statements.

21

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period
	Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$9.43		$9.41	$9.87	$9.49	$9.38	$9.08

Income/(loss) from investment operations:
Net investment income	0.18		0.34	0.35	0.41	0.51	0.58
Net realized and unrealized gain/(loss) on investments	(0.17)		0.09	(0.40)	0.42	0.13	0.29

Total from investment operations	0.01		0.43	(0.05)	0.83	0.64	0.87

Less distributions:
Dividends from net investment income	(0.21)		(0.41)	(0.41)	(0.45)	(0.53)	(0.57)

Total distributions	(0.21)		(0.41)	(0.41)	(0.45)	(0.53)	(0.57)

Net asset value, end of period	$9.23		$9.43	$9.41	$9.87	$9.49	$9.38

Total return(b)	0.09%		4.60%	(0.54)%	8.93%	6.99%	9.88%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$95,401		$89,788	$93,612	$81,411	$119,919	$107,226
Ratio of operating expenses to average net assets	0.77	%(d)	0.75%	0.75%	0.73%	0.69%	0.71%
Ratio of net investment income to average net assets	3.76	%(d)	3.58%	3.61%	4.23%	5.38%	6.12%
Portfolio turnover rate	33%		63%	86%	87%	85%	179%
Ratio of operating expenses to average net assets without expense waivers	0.77	%(d)	0.75%	0.75%	0.73%	0.69%	0.71%

(a)	The Munder Intermediate Bond Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

22

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited)

1. Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Intermediate Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are

23

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax

24

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $1 billion of assets, and 0.45% based on assets exceeding $1 billion. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.5000% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

25

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $241,631 before payment of sub-administration fees and $160,520 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1296% for administrative services.

    Comerica, Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $16,521 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No

26

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $53 to Comerica Securities and $332,252 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $35,943,070 and $40,177,943, respectively, for the period ended December 31, 2005. Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $92,849,685 and $77,013,221, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost

27

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

was $2,002,454, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,212,977 and net depreciation for financial reporting purposes was $2,210,523. At December 31, 2005, aggregate cost for financial reporting purposes was $397,671,503.

6. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $2,519.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2005, dividends of $16,082,131 were paid to shareholders from ordinary income on a tax basis.

28

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post-October
Ordinary	Loss/Capital	Unrealized
Income	Loss Carryover	Appreciation	Total

$206,456	$(13,206,848)	$1,014,985	$(11,985,407)

    The differences between book and tax distributable earnings are primarily due to wash sales, premium amortization adjustments and deferred trustees’ fees.

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes, $11,008,580 of unused capital losses of which $4,995,681, $5,157,371 and $855,528 expire in 2008, 2009 and 2013, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2004 and June 30, 2005 of $2,198,268.

    Capital losses of the Fund in the amount of $9,662,259 expired during the year ended June 30, 2005.

9. Subsequent Event

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

10. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

29

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

11. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

30

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNIMDBD1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder International
Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The U.S. stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    In the international arena, performance was weak during both halves of the year. The Citigroup Non-U.S. Dollar World Government Bond Index, which measures the performance of various foreign currency-denominated government issued bonds, had a -3.71% return for the six months ended December 31, 2005 and a -5.71% return for the prior six months.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Munder International Bond Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. International bond funds tend to fluctuate in value more than domestic bond funds, but less than stock funds. However, investors in any fixed income securities should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities. The Fund also concentrates its holdings in a small number of investments. Both factors increase the Fund’s risk because each investment has a greater effect on performance.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by currency exposure. A complete list of holdings as of December 31, 2005 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 CURRENCY EXPOSURE

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses.

ii

These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Sharon Fayolle and Paul LaCoursiere

    The Fund earned a return of -4.55% for the six months ended December 31, 2005, relative to the -3.71% return for the Citigroup Non-U.S. Dollar World Government Bond Index and the -2.80% return for the Lipper universe of international income funds.

    The Fund’s negative return for the period was a reflection of the weak international bond market during the period. On a relative basis, the lag in the Fund’s return compared to its Citigroup benchmark was largely due to an overweight in exposure to the Japanese yen. Because of valuation considerations, this overweight was maintained during most of 2005. An underweight in exposure to the Canadian dollar was established after the third quarter. This also held back relative performance, given the strong performance of the Canadian market during the last three months of 2005. These negative factors were only partially offset by the positive impact of an overweight in exposure to the Australian dollar.

    Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Citigroup Non-U.S. Dollar World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, €15 billion and ¥2.5 trillion. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

    The Lipper universe of international income funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$953.50	$6.99	1.42%
Class B	$1,000.00	$949.80	$10.66	2.17%
Class C	$1,000.00	$950.60	$10.67	2.17%
Class K	$1,000.00	$971.40	$7.06	1.42%
Class Y	$1,000.00	$954.50	$5.76	1.17%

Hypothetical
Class A	$1,000.00	$1,018.05	$7.22	1.42%
Class B	$1,000.00	$1,014.27	$11.02	2.17%
Class C	$1,000.00	$1,014.27	$11.02	2.17%
Class K	$1,000.00	$1,018.05	$7.22	1.42%
Class Y	$1,000.00	$1,019.31	$5.96	1.17%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder International Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Principal
Amount(a)			Value

FOREIGN BONDS AND NOTES — 85.4%
Austria — 6.8%
Government — 6.8%
		Republic of Austria:
EUR	1,770,000	4.300% due 07/15/2014	$2,246,577
	1,100,000	4.650% due 01/15/2018	1,460,834

			3,707,411

Belgium — 3.1%
Government — 3.1%
		Kingdom of Belgium,
EUR	845,000	3.000% due 09/28/2008	997,673
	460,000	5.500% due 03/28/2028	700,111

			1,697,784

Canada — 2.4%
Government — 2.4%
JPY	154,000,000	Province of Quebec,
		1.600% due 05/09/2013	1,332,786

Denmark — 1.1%
Government — 1.1%
DKK	3,750,000	Kingdom of Denmark,
		4.000% due 08/15/2008	608,921

Finland — 4.0%
Government — 4.0%
EUR	1,750,000	Republic of Finland,
		5.000% due 04/25/2009	2,195,581

France — 7.7%
Government — 7.7%
		Republic of France:
EUR	1,015,000	4.000% due 10/25/2013	1,260,601
	935,000	5.500% due 04/25/2010	1,211,593
	1,125,000	5.500% due 04/25/2029	1,726,556

			4,198,750

See Notes to Financial Statements.

1

Munder International Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount(a)			Value

FOREIGN BONDS AND NOTES (Continued)
Germany — 8.2%
Corporate — 6.0%
JPY	189,000,000	Bayerische Landesbank, MTN,
		1.400% due 04/22/2013	$1,619,868
EUR	530,000	KfW Bankengruppe, MTN,
		3.125% due 11/15/2006	626,929
JPY	122,000,000	Landwirtschaftliche Rentenbank, MTN,
		0.650% due 09/30/2008	1,041,009
Government — 2.2%
		Federal Republic of Germany:
EUR	720,000	4.250% due 07/04/2014	910,304
	225,000	5.250% due 07/04/2010	289,585

			4,487,695

Greece — 1.2%
Government — 1.2%
EUR	500,000	Republic of Greece, 4.500% due 05/20/2014	635,404

Italy — 6.6%
Government — 6.6%
		Republic of Italy:
JPY	95,000,000	0.650% due 03/20/2009	810,431
EUR	500,000	1.650% due 09/15/2008	599,801
JPY	140,000,000	1.800% due 02/23/2010	1,240,012
EUR	750,000	5.000% due 02/01/2012	972,645

			3,622,889

Japan — 19.5%
Government — 19.5%
JPY	175,000,000	Development Bank of Japan, Global Bond, 1.750% due 06/21/2010	1,548,444
		Government of Japan:
	360,000,000	0.600% due 09/20/2008	3,063,858
	310,000,000	1.400% due 06/20/2011	2,691,080
	185,000,000	1.900% due 03/20/2008	1,622,240
	203,000,000	Japan Financial Corporation, 1.350% due 11/26/2013	1,731,062

			10,656,684

See Notes to Financial Statements.

2

Principal
Amount(a)			Value

Netherlands — 10.1%
Corporate — 4.4%
		Bank Nederlandse Gemeenten NV, MTN:
AUD	750,000	5.000% due 02/04/2008	$543,570
EUR	1,000,000	4.375% due 07/04/2013	1,261,507
	500,000	Diageo Capital BV, MTN, 3.875% due 01/06/2009	599,811
Government — 5.7%
		Kingdom of Netherlands:
EUR	520,000	2.750% due 01/15/2009	609,806
	1,645,000	5.500% due 01/15/2028	2,501,465

			5,516,159

Norway — 0.4%
Government — 0.4%
NOK	1,250,000	Kingdom of Norway, 6.500% due 05/15/2013	218,829

South Africa — 1.2%
Government — 1.2%
EUR	500,000	Republic of South Africa, 5.250% due 05/16/2013	639,169

Spain — 2.9%
Corporate — 2.9%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria SA, 5.750% due 09/27/2010	1,575,431

Supranational — 4.2%
Corporate — 4.2%
EUR	1,750,000	European Investment Bank, 4.625% due 04/15/2020	2,307,614

Sweden — 0.6%
Government — 0.6%
SEK	2,500,000	Government of Sweden, Series 1037, 8.000% due 08/15/2007	340,795

See Notes to Financial Statements.

3

Munder International Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount(a)			Value

FOREIGN BONDS AND NOTES (Continued)
United Kingdom — 5.4%
Corporate — 3.2%
		AIG SunAmerica Institutional Funding III Ltd., MTN:
JPY	106,000,000	0.950% due 07/15/2009	$900,999
GBP	520,000	4.375% due 12/30/2008	884,786
Government — 2.2%
GBP	650,000	United Kingdom Gilts, 4.750% due 03/07/2020	1,192,287

			2,978,072

TOTAL FOREIGN BONDS AND NOTES
(Cost $45,941,978)			46,719,974

U.S. BONDS AND NOTES — 5.4%
Corporate — 5.4%
EUR	500,000	Bank Of America Corporation, 4.750% due 05/06/2019	635,627
JPY	100,000,000	General Electric Capital Corporation, 1.900% due 08/06/2009	881,162
	165,000,000	Proctor & Gamble Company, 2.000% due 06/21/2010	1,465,834

TOTAL U.S. BONDS AND NOTES
(Cost $2,928,531)			2,982,623

REPURCHASE AGREEMENT — 7.9%
(Cost $4,302,000)
U.S.	4,302,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $4,303,864 on 01/03/2006, collateralized by $4,370,000 FHLMC, 5.500% maturing 11/16/2015 (value $4,391,850)	4,302,000

See Notes to Financial Statements.

4

		Value

TOTAL INVESTMENTS
(Cost $53,172,509)	98.7%	$54,004,597
OTHER ASSETS AND LIABILITIES (Net)	1.3	684,005

NET ASSETS	100.0%	$54,688,602

(a)	Principal amount expressed in terms of local currency.

ABBREVIATIONS:

AUD  — Australian Dollar
DKK   — Danish Krone
EUR  — Euro Currency
FHLMC — Federal Home Loan Mortgage Corporation
GBP   — Great Britain Pound
JPY   — Japanese Yen
MTN  — Medium Term Note
NOK   — Norwegian Krone
SEK   — Swedish Krona
U.S.   — United States Dollar

See Notes to Financial Statements.

5

Munder International Bond Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$49,702,597
Repurchase agreement	4,302,000

Total Investments	54,004,597
Cash	108
Interest receivable	835,619
Receivable for Fund shares sold	10,698
Prepaid expenses and other assets	28,854

Total Assets	54,879,876

LIABILITIES:
Payable for Fund shares redeemed	104,077
Trustees’ fees and expenses payable	32,471
Transfer agency/record keeping fees payable	19,297
Custody fees payable	6,946
Administration fees payable	6,536
Distribution and shareholder servicing fees payable — Class A, B and C Shares	2,049
Investment advisory fees payable	1,370
Shareholder servicing fees payable — Class K Shares	3
Accrued expenses and other payables	18,525

Total Liabilities	191,274

NET ASSETS	$54,688,602

Investments, at cost	$53,172,509

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(547,549)
Accumulated net realized losses on investments sold	(42,012)
Net unrealized appreciation of investments	804,327
Paid-in capital	54,473,836

$54,688,602

NET ASSETS:
Class A Shares	$4,701,673

Class B Shares	$1,146,523

Class C Shares	$834,542

Class K Shares	$20,057

Class Y Shares	$47,985,807

SHARES OUTSTANDING:
Class A Shares	452,535

Class B Shares	112,051

Class C Shares	80,183

Class K Shares	1,930

Class Y Shares	4,592,310

CLASS A SHARES:
Net asset value and redemption price per share	$10.39

Maximum sales charge	4.00%
Maximum offering price per share	$10.82

CLASS B SHARES:
Net asset value and offering price per share*	$10.23

CLASS C SHARES:
Net asset value and offering price per share*	$10.41

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.39

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.45

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder International Bond Fund

Statement of Operations, For the Period Ending December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest(a)	$734,574

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,385
Class B Shares	7,505
Class C Shares	4,090
Shareholder servicing fees:
Class K Shares	7
Investment advisory fees	131,960
Administration fees	45,237
Transfer agency/record keeping fees	31,323
Legal and audit fees	21,399
Trustees’ fees and expenses	20,542
Registration and filing fees	18,057
Custody fees	18,045
Printing and mailing fees	17,541
Other	4,380

Total Expenses	321,471

NET INVESTMENT INCOME	413,103

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	95,208
Foreign currency-related transactions	(88,976)
Net change in unrealized appreciation/(depreciation) of:
Securities	(2,868,965)
Foreign currency-related transactions	12,313

Net realized and unrealized loss on investments	(2,850,420)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,437,317)

(a)	Net of foreign withholding taxes of $404.

See Notes to Financial Statements.

8

Munder International Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Net investment income	$413,103	$865,099
Net realized gain from security and foreign currency-related transactions	6,232	2,719,151
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(2,856,652)	689,930

Net increase/(decrease) in net assets resulting from operations	(2,437,317)	4,274,180
Dividends to shareholders from net investment income:
Class A Shares	(104,318)	(416,279)
Class B Shares	(50,804)	(88,499)
Class C Shares	(27,475)	(75,482)
Class K Shares	(470)	(304)
Class Y Shares	(2,159,487)	(3,033,379)
Distributions to shareholders from net realized gains:
Class A Shares	(9,038)	(88,063)
Class B Shares	(9,498)	(18,761)
Class C Shares	(4,603)	(17,566)
Class K Shares	(44)	(21)
Class Y Shares	(291,596)	(538,005)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	4,028,776	(5,006,734)
Class B Shares	(471,155)	165,552
Class C Shares	(102,759)	(679,371)
Class K Shares	15,834	5,420
Class Y Shares	2,898,764	3,974,603
Short-term trading fees	546	4,034

Net increase in net assets	1,275,356	(1,538,675)
NET ASSETS:
Beginning of period	53,413,246	54,951,921

End of period	54,688,602	$53,413,246

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(547,549)	$1,381,902

See Notes to Financial Statements.

9

Munder International Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Amount
Class A Shares:
Sold*	$4,416,069	$3,325,113
Issued as reinvestment of dividends and distributions	27,540	130,600
Redeemed	(414,833)	(8,462,447)

Net increase/(decrease)	$4,028,776	$(5,006,734)

Class B Shares:
Sold	$171,552	$988,940
Issued as reinvestment of dividends and distributions	23,075	48,070
Redeemed*	(665,782)	(871,458)

Net increase/(decrease)	$(471,155)	$165,552

Class C Shares:
Sold	$293,191	$322,382
Issued as reinvestment of dividends and distributions	14,924	37,669
Redeemed	(410,874)	(1,039,422)

Net decrease	$(102,759)	$(679,371)

Class K Shares:
Sold	$15,592	$5,095
Issued as reinvestment of dividends and distributions	242	325

Net increase	$15,834	$5,420

Class Y Shares:
Sold	$2,893,582	$4,183,470
Issued as reinvestment of dividends and distributions	19,620	27,757
Redeemed	(14,438)	(236,624)

Net increase	$2,898,764	$3,974,603

*	May includes amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Shares
Class A Shares:
Sold*	414,774	283,218
Issued as reinvestment of dividends and distributions	2,557	10,884
Redeemed	(38,740)	(705,988)

Net increase/(decrease)	378,591	(411,886)

Class B Shares:
Sold	15,866	83,967
Issued as reinvestment of dividends and distributions	2,173	4,070
Redeemed*	(62,553)	(74,524)

Net increase/(decrease)	(44,514)	13,513

Class C Shares:
Sold	27,221	26,665
Issued as reinvestment of dividends and distributions	1,387	3,137
Redeemed	(36,789)	(86,699)

Net decrease	(8,181)	(56,897)

Class K Shares:
Sold	1,455	423
Issued as reinvestment of dividends and distributions	23	28

Net increase	1,478	451

Class Y Shares:
Sold	267,734	346,012
Issued as reinvestment of dividends and distributions	1,816	2,295
Redeemed	(1,334)	(19,920)

Net increase	268,216	328,387

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

11

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year		Year
	12/31/05(c)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)

Net asset value, beginning of period	$11.44		$11.48	$11.50	$9.70	$8.60		$9.29

Income/(loss) from investment operations:
Net investment income	0.07		0.16	0.16	0.25	0.25		0.25
Net realized and unrealized gain/(loss) on investments	(0.59)		0.65	0.52	1.64	0.99		(0.94)

Total from investment operations	(0.52)		0.81	0.68	1.89	1.24		(0.69)

Less distributions:
Dividends from net investment income	(0.46)		(0.72)	(0.58)	(0.09)	(0.14)		—
Distributions from net realized gains	(0.07)		(0.13)	(0.12)	—	—		—
Distributions from capital	—		—	—	—	(0.00	)(d)	—

Total distributions	(0.53)		(0.85)	(0.70)	(0.09)	(0.14)		—

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—		—

Net asset value, end of period	$10.39		$11.44	$11.48	$11.50	$9.70		$8.60

Total return(b)	(4.65)%		6.75%	5.82%	19.63%	14.50%		(7.43)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,702		$846	$5,576	$3,191	$1,308		$1,327
Ratio of operating expenses to average net assets	1.42	%(e)	1.36%	1.41%	1.39%	1.14%		1.10%
Ratio of net investment income to average net assets	1.36	%(e)	1.34%	1.37%	2.31%	2.83%		2.78%
Portfolio turnover rate	7%		57%	64%	87%	25%		87%
Ratio of operating expenses to average net assets without expense waivers	1.42	%(e)	1.36%	1.42%	1.40%	1.14%		1.10%

(a)	The Munder International Bond Fund Class A Shares and Class B Shares commenced operations on October 17, 1996 and June 9, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year	Year	Year		Year
12/31/05(c)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)

$11.23		$11.26	$11.30	$9.53	$8.48		$9.23

0.03		0.06	0.07	0.16	0.18		0.18
(0.58)		0.66	0.50	1.63	0.98		(0.93)

(0.55)		0.72	0.57	1.79	1.16		(0.75)

(0.38)		(0.62)	(0.49)	(0.02)	(0.11)		—
(0.07)		(0.13)	(0.12)	—	—		—
—		—	—	—	(0.00	)(d)	—

(0.45)		(0.75)	(0.61)	(0.02)	(0.11)		—

0.00	(d)	0.00 (d)	—	—	—		—

$10.23		$11.23	$11.26	$11.30	$9.53		$8.48

(5.02)%		6.13%	4.91%	18.75%	13.78%		(8.13)%

$1,147		$1,758	$1,611	$1,784	$258		$132
2.17	%(e)	2.11%	2.16%	2.14%	1.89%		1.85%
0.61	%(e)	0.55%	0.62%	1.56%	2.08%		2.03%
7%		57%	64%	87%	25%		87%
2.17	%(e)	2.11%	2.17%	2.15%	1.89%		1.85%

See Notes to Financial Statements.

13

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year		Year
	12/31/05(c)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)

Net asset value, beginning of period	$11.41		$11.44	$11.46	$9.67	$8.61		$9.29

Income/(loss) from investment operations:
Net investment income	0.03		0.07	0.07	0.17	0.19		0.18
Net realized and unrealized gain/(loss) on investments	(0.58)		0.65	0.52	1.64	0.98		(0.86)

Total from investment operations	(0.55)		0.72	0.59	1.81	1.17		(0.68)

Less distributions:
Dividends from net investment income	(0.38)		(0.62)	(0.49)	(0.02)	(0.11)		—
Distributions from net realized gains	(0.07)		(0.13)	(0.12)	—	—		—
Distributions from capital	—		—	—	—	(0.00	)(d)	—

Total distributions	(0.45)		(0.75)	(0.61)	(0.02)	(0.11)		—

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—		—

Net asset value, end of period	$10.41		$11.41	$11.44	$11.46	$9.67		$8.61

Total return(b)	(4.94)%		6.03%	5.02%	18.68%	13.69%		(7.32)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$835		$1,009	$1,662	$1,053	$237		$37
Ratio of operating expenses to average net assets	2.17	%(f)	2.11%	2.16%	2.14%	1.89%		1.85%
Ratio of net investment income to average net assets	0.61	%(f)	0.57%	0.62%	1.56%	2.08%		2.03%
Portfolio turnover rate	7%		57%	64%	87%	25%		87%
Ratio of operating expenses to average net assets without expense waivers	2.17	%(f)	2.11%	2.17%	2.15%	1.89%		1.85%

(a)	The Munder International Bond Fund Class C Shares and Class K Shares commenced operations on June 4, 1998 and March 25, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Net assets at end of period were less than $1,000.

(f)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year	Year	Year		Year
12/31/05(c)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)

$11.44		$11.48	$11.42	$9.72	$8.61		$9.29

0.08		0.15	0.18	0.25	0.26		0.25
(0.60)		0.66	0.58	1.54	0.99		(0.93)

(0.52)		0.81	0.76	1.79	1.25		(0.68)

(0.46)		(0.72)	(0.58)	(0.09)	(0.14)		—
(0.07)		(0.13)	(0.12)	—	—		—
—		—	—	—	(0.00	)(d)	—

(0.53)		(0.85)	(0.70)	(0.09)	(0.14)		—

0.00	(d)	0.00 (d)	—	—	—		—

$10.39		$11.44	$11.48	$11.42	$9.72		$8.61

(4.55)%		6.75%	6.72%	18.55%	14.60%		(7.32)%

$20		$5	$0 (e)	$0 (e)	$7		$95
1.42	%(f)	1.36%	1.41%	1.39%	1.14%		1.10%
1.51	%(f)	1.36%	1.37%	2.31%	2.83%		2.78%
7%		57%	64%	87%	25%		87%
1.42	%(f)	1.36%	1.42%	1.40%	1.14%		1.10%

See Notes to Financial Statements.

15

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year		Year
	12/31/05(c)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)

Net asset value, beginning of period	$11.52		$11.54	$11.56	$9.76	$8.66		$9.33

Income/(loss) from investment operations:
Net investment income	0.09		0.19	0.19	0.27	0.28		0.27
Net realized and unrealized gain/(loss) on investments	(0.60)		0.67	0.52	1.65	1.00		(0.94)

Total from investment operations	(0.51)		0.86	0.71	1.92	1.28		(0.67)

Less distributions:
Dividends from net investment income	(0.49)		(0.75)	(0.61)	(0.12)	(0.18)		—
Distributions from net realized gains	(0.07)		(0.13)	(0.12)	—	—		—
Distributions from capital	—		—	—	—	(0.00	)(d)	—

Total distributions	(0.56)		(0.88)	(0.73)	(0.12)	(0.18)		—

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—		—

Net asset value, end of period	$10.45		$11.52	$11.54	$11.56	$9.76		$8.66

Total return(b)	(4.55)%		7.18%	6.06%	19.80%	14.98%		(7.18)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$47,986		$49,796	$46,103	$39,434	$35,057		$31,083
Ratio of operating expenses to average net assets	1.17	%(e)	1.11%	1.16%	1.14%	0.89%		0.85%
Ratio of net investment income to average net assets	1.62	%(e)	1.55%	1.62%	2.56%	3.08%		3.03%
Portfolio turnover rate	7%		57%	64%	87%	25%		87%
Ratio of operating expenses to average net assets without expense waivers	1.17	%(e)	1.11%	1.17%	1.15%	0.89%		0.85%

(a)	The Munder International Bond Fund Class Y Shares commenced operations on October 2, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

16

Munder International Bond Fund

Notes to Financial Statements, December 31, 2005 (Unaudited)

1. Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund’s goal is to realize a competitive total return through a combination of current income and capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are

17

Munder International Bond Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into

18

Munder International Bond Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded

19

Munder International Bond Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in-capital. These fees (if any) are shown in the accompanying Statement of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

20

Munder International Bond Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $45,237 before payment of sub-administration fees and $27,448 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1716% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,264 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No

21

Munder International Bond Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $0 to Comerica Securities and $1 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $5,129,938 and $3,315,769, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,252,948, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,420,860 and net appreciation for financial reporting purposes was

22

Munder International Bond Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

$832,088. At December 31, 2005, aggregate cost for financial reporting purposes was $53,172,509.

6. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuation of currency and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $366.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed

23

Munder International Bond Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

to shareholders on redemptions of shares as a part of the dividends paid deduction.

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2005 were as follows:

	Ordinary Income	Long-term Capital Gains	Total

June 30, 2005	$3,681,882	$594,477	$4,276,359

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized
Ordinary Income	Appreciation	Total

$1,667,574	$3,660,979	$5,328,553

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

10. Subsequent Event

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at

24

Munder International Bond Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

25

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal
Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINTLBD1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder International
Equity Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77% for the six months ended December 31, 2005. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81%. The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, which measures the performance of developed countries other than the U.S. and Canada (net of foreign withholding taxes applicable to U.S. investors), followed the same pattern. It generated a positive return of 14.88% for the six months ended December 31, 2005, and a negative return of -1.17% for the first half of the year.

    Other shifts were seen in the U.S. and international equity markets during the last half of 2005 as well. In the U.S. equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the international arena, the growth segment of the MSCI EAFE Index bested the value segment during the latter half of the year, but lagged the value segment during the first six months of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Munder International Equity Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Statements of Changes in Net Assets — Capital Stock Activity
20	Financial Highlights
25	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2005 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 COUNTRY ALLOCATION*

*	Country classification is based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country.”

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Brian Kozeliski, Armando Lacayo and T. Scott Wittman

    The Fund generated a return of 16.51% for the six months ended December 31, relative to the 14.88% return for the Morgan Stanley Capital International (MSCI)

ii

Europe, Australasia, Far East (EAFE) Index and the 15.89% median return for the Lipper universe of international large-cap core funds.

    The Fund benefited during the period from a strong market for international equity investors. The Fund also performed well on a relative basis compared to its MSCI EAFE benchmark, although country weights had a neutral impact on relative returns during the six-month period. In contrast, stock selection within countries and sectors had a significant and positive impact on the Fund’s relative performance.

    The greatest strength in stock selection occurred in the Hong Kong, United Kingdom, Swedish and French markets. In terms of economic sectors, information technology, financials, telecommunications services and energy made the largest positive contributions to the Fund’s return.

    China Overseas Land & Investment Limited (0.6% of the Fund), a Hong Kong company involved in property investment, development and management, had a significant positive impact on relative performance, as did SSAB Svenskt Stal AB (0.7% of the Fund), a Swedish specialty steel provider.

    Two Japanese stocks had the greatest positive impact on relative performance: Point, Inc. (0.8% of the Fund), a global software and services company specializing in global positioning system (GPS) solutions, and SOFTBANK Corp. (0.3% of the Fund), which focuses on e-commerce, finance and technology services available through the Internet. Within the Japan portion of the Fund, however, the strong performance from these two holdings was offset by other Japanese holdings with weaker relative returns.

    Other partially offsetting factors were the disappointing relative returns from a few of the holdings, including HSBC Holdings PLC (1.9% of the Fund), a U.K.-based international banking and financial services company, TUI AG, (0.7% of the Fund), a tourism business headquartered in Germany, and Enel SpA, (0.6% of the Fund), Italy’s largest electric utility.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed equity market performance, excluding the U.S. and Canada. Returns provided for the MSCI EAFE Index are net of foreign withholding taxes applicable to U.S. investors. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international large-cap core funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$1,166.60	$8.57	1.57%
Class B	$1,000.00	$1,162.80	$12.65	2.32%
Class C	$1,000.00	$1,162.60	$12.65	2.32%
Class K	$1,000.00	$1,167.40	$8.58	1.57%
Class Y	$1,000.00	$1,168.70	$7.22	1.32%

Hypothetical
Class A	$1,000.00	$1,017.29	$7.98	1.57%
Class B	$1,000.00	$1,013.51	$11.77	2.32%
Class C	$1,000.00	$1,013.51	$11.77	2.32%
Class K	$1,000.00	$1,017.29	$7.98	1.57%
Class Y	$1,000.00	$1,018.55	$6.72	1.32%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder International Equity Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 99.4%
Australia — 3.9%
3,550	Australia & New Zealand Banking Group Ltd., ADR (a)	$312,507
34,000	Australian Gas Light Co., Ltd.	428,730
51,500	Caltex Australia Limited	732,134
18,400	CSL Limited	573,636
19,300	Foster’s Group Limited, ADR (a)	78,648
3,000	National Australia Bank Ltd., ADR (a)	356,250
655,500	Pacific Brands Limited	1,279,039
18,700	Rinker Group Ltd.	225,651
970	Rio Tinto Ltd., ADR	196,386
65,000	Santos Ltd.	584,089
9,300	Santos Ltd., ADR (a)	333,684
2,500	St. George Bank Ltd., ADR	108,786
11,900	Telstra Corporation Ltd., ADR (a)	170,527
155,700	Ten Network Holdings	360,915
3,400	Westpac Banking Corp., ADR	284,172

		6,025,154

Austria — 0.1%
4,700	Erste Bank der oesterreichischen Sparkassen AG, ADR (a)	131,130
2,400	Telekom Austria AG, ADR	107,040

		238,170

Belgium — 0.8%
7,200	Almancora Communication Va.	785,580
12,550	Fortis, ADR (a)	399,718

		1,185,298

Brazil — 0.3%
12,000	Companhia Vale do Rio Doce, ADR, PRF, Class A	435,000

China — 0.9%
486,000	Bio-Treat Technology Ltd.	327,351
408,000	Foxconn International Holdings Ltd. †	655,132
268,000	People’s Food Holdings Ltd.	172,456
750,000	Tianjin Capital Environmental Protection Company Ltd.	177,016

		1,331,955

Denmark — 0.1%
6,500	Danske Bank AS, ADR	228,313

See Notes to Financial Statements.

1

Munder International Equity Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Finland — 2.0%
16,350	Elisa Corporation Oyj, Series A	$301,820
49,600	Fortum Oyj	926,730
50,200	M-real Oyj	249,881
5,500	Nokia Corporation, ADR	100,650
16,500	Rautaruukki Oyj	399,956
30,000	Sampo Oyj, A Shares	520,889
13,000	TietoEnator Oyj	473,058
5,100	UPM-Kymmene Oyj, ADR (a)	99,960

		3,072,944

France — 8.2%
2,000	Accor SA	109,604
26,000	Air France-KLM	554,789
5,308	Air Liquide, ADR (a)	209,135
2,400	Atos Origin SA †	157,541
15,670	AXA	503,861
36,800	AXA, ADR	1,189,744
17,100	BNP Paribas, ADR (a)	690,840
10,000	BNP Paribas SA	806,222
14,000	Casino Guichard-Perrachon SA	928,896
23,800	France Telecom, ADR (a)	591,192
400	Iliad SA	24,676
6,566	Lafarge SA, ADR (a)	147,866
4,700	Nexans SA	222,476
3,425	Pernod-Ricard, ADR (a)	149,587
2,375	Peugeot SA, ADR	136,800
13,000	Publicis Groupe	450,824
8,750	Publicis Groupe, ADR (a)	304,063
4,650	Sanofi-Aventis	405,883
38,391	Sanofi-Aventis, ADR	1,685,365
21,500	Societe Generale, ADR	528,363
9,700	Suez SA, ADR (a)	303,028
10,005	Total SA, ADR (a)	1,264,632
3,743	Total SA, Class B	936,875
10,300	Vivendi Universal SA, ADR	323,729

		12,625,991

See Notes to Financial Statements.

2

Shares		Value

Germany — 7.9%
2,450	Adidas-Salomon AG	$462,384
2,469	Allianz AG	372,601
27,700	Allianz AG, ADR	419,378
3,000	AMB Generali Holding AG	297,954
2,100	AXA Konzern AG	318,797
5,300	BASF AG, ADR	405,344
5,260	Bayerische Hypo- und Vereinsbank AG, ADR †	158,063
1,100	Continental AG, ADR	97,597
5,200	Deutsche Bank AG (a),(b)	503,724
5,000	Deutsche Bank AG (b)	483,026
74,400	Deutsche Lufthansa AG, ADR	1,086,240
11,813	Deutsche Telekom AG	196,191
15,950	E.ON AG	1,644,140
28,650	E.ON AG, ADR (a)	988,998
13,600	Muenchener Rueckversicherungs-Gesellschaft AG	1,834,870
1,900	Rheinmetall AG	119,363
6,550	RWE AG	483,265
5,100	RWE AG, ADR (a)	376,635
1,500	Schering AG, ADR (a)	100,365
6,650	Siemens AG, ADR	569,173
50,700	TUI AG	1,034,595
15,500	Volkswagen AG, ADR	161,975

		12,114,678

Greece — 1.1%
27,000	EFG Eurobank Ergasias	845,242
7,600	Hellenic Telecommunication Organization SA, ADR †	79,648
15,500	National Bank of Greece SA	657,092
15,966	National Bank of Greece SA, ADR (a)	136,669

		1,718,651

Hong Kong — 1.8%
10,000,000	Asia Standard International Group Ltd.	361,125
622,500	Chaoda Modern Agriculture (Holdings) Ltd.	258,922
2,000,000	China Overseas Land & Investment Limited	857,671
111,111	China State Construction International Holdings Limited †	26,941
23,200	CLP Holdings Ltd., ADR (a)	133,400
18,500	Hang Seng Bank Ltd., ADR	241,464
20,600	Hong Kong Electric Holdings Ltd., ADR (a)	102,485
690,000	i-CABLE Communications Ltd.	169,084

See Notes to Financial Statements.

3

Munder International Equity Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Hong Kong (Continued)
29,200	i-CABLE Communications Ltd., ADR (a)	$134,323
108,000	Li & Fung Ltd.	208,240
310,000	Midland Realty (Holdings) Ltd.	159,927
9,000	Swire Pacific Ltd., ADR, Class A	80,550

		2,734,132

Indonesia — 0.0%
7,150	Toba Pulp Lestari Tbk PT, ADR †,(c)	0

Ireland — 1.3%
18,850	Allied Irish Banks PLC	401,333
7,500	Allied Irish Banks PLC, ADR	322,200
33,340	Anglo Irish Bank Corporation PLC	504,555
600	Anglo Irish Bank Corporation PLC, ADR (a)	90,802
1,900	Bank of Ireland, ADR (a)	120,289
5,100	CRH, ADR (a)	151,011
170,000	eircom Group PLC	397,036

		1,987,226

Italy — 3.6%
52,500	Banca Intesa SpA	277,120
53,100	Benetton Group SpA, ADR (a)	1,218,114
22,900	Enel SpA, ADR (a)	900,428
28,411	ENI SpA	785,191
98,000	IFIL — Investments SpA	417,012
800,000	Pirelli & Co. SpA	732,265
16,400	Snai SpA †	163,462
9,993	Telecom Italia SpA, ADR (a)	291,896
5,611	Telecom Italia SpA, ADR, SAV	137,862
97,608	UniCredito Italiano SpA	667,774

		5,591,124

Japan — 25.1%
50,000	Asahi Glass Co., Ltd.	645,175
12,800	Canon, Inc.	748,284
8,600	Canon, Inc., ADR (a)	505,938
20,000	Credit Saison Co., Ltd.	998,051
120	DeNA Co., Ltd. †	346,692
1,250	Denso Corporation, ADR (a)	172,414
42,500	EDION Corporation	921,800

See Notes to Financial Statements.

4

Shares		Value

Japan (Continued)
2,850	Eisai Company Ltd., ADR (a)	$120,128
5,000	Fuji Photo Film Company Ltd., ADR	166,050
31,000	Hankyu Department Stores, Inc.	270,524
15,700	Hitachi Ltd., ADR	1,058,180
7,000	Honda Motor Co., Ltd.	399,136
18,100	Honda Motor Co., Ltd., ADR	524,357
7,000	JAFCO Co., Ltd.	624,502
600	Kao Corporation, ADR	160,935
250	KDDI Corporation	1,440,312
76,000	Kintetsu Corp.	303,923
9,500	Kirin Brewery Company Ltd., ADR (a)	110,295
6,000	Konami Corp.	131,916
50,000	Kyowa Hakko Kogyo Co., Ltd.	348,640
23,700	Matsushita Electric Industrial Company Ltd., ADR	459,306
105,700	MEDICEO Holdings Co., Ltd	1,528,678
3,400	Millea Holdings, Inc., ADR (a)	292,570
36,000	Mitsubishi Corporation	796,069
15,300	Mitsubishi Corporation, ADR	681,998
62,495	Mitsubishi UFJ Financial Group, Inc., ADR (a)	855,557
600	Mitsui & Company Ltd., ADR (a)	154,200
11,400	Mitsui Sumitomo Insurance Company Ltd., ADR (a)	1,393,731
41,000	NEC Corporation	254,969
113,300	NEC Corporation, ADR (a)	701,327
37,000	Nichirei Corporation	154,232
24,000	Nikko Cordial Corporation, ADR (a)	391,200
10,900	Nintendo Company Ltd., ADR	164,590
167,000	Nippon Meat Packers, Inc.	1,751,639
77,500	Nippon Mining Holdings, Inc.	550,898
68,000	Nippon Oil Corporation	527,154
10,000	Nippon Telegraph & Telephone Corporation, ADR (a)	228,100
4,600	Nippon Yusen Kabushiki Kaisha, ADR	314,903
53,200	Nishimatsu Construction Co., Ltd.	218,155
31,000	Nissan Motor Co., Ltd.	313,861
21,850	Nissan Motor Co., Ltd., ADR (a)	446,614
39,000	Nissay Dowa General Insurance Company, Limited	271,939
93,500	Nisshin Steel Co., Ltd.	301,817
19,000	Nomura Holdings, Inc., ADR (a)	365,180
400	NTT DoCoMo, Inc.	610,014
48,450	NTT DoCoMo, Inc., ADR (a)	742,254
1,280	Orix Corporation, ADR (a)	162,944

See Notes to Financial Statements.

5

Munder International Equity Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Japan (Continued)
14,500	Point, Inc.	$1,207,617
250	Rakuten, Inc. †	241,464
62	Resona Holdings, Inc.	249,513
10,280	Sega Sammy Holdings Inc., ADR (a)	86,609
8,350	Seiko Epson Corporation	209,758
28,000	Sekisui Chemical Co., Ltd.	189,308
11,250	SOFTBANK Corp.	474,668
80,000	Sumitomo Forestry Co., Ltd.	799,797
70	Sumitomo Mitsui Financial Group, Inc.	741,337
200,000	Sumitomo Osaka Cement Co., Ltd.	582,903
52,200	SUZUKEN Co., Ltd.	1,667,322
10,200	Takeda Chemical Industries Ltd.	551,351
9,600	TIS Inc.	296,060
26,200	Tokyo Steel Manufacturing Co., Ltd.	379,581
35,000	TonenGeneral Sekiyu K.K	376,006
81,000	Toshiba Corporation	483,131
30,000	Toshiba TEC Corporation	161,908
58,000	Tosoh Corporation	254,545
17,470	Toyota Motor Corporation, ADR (a)	1,827,711
111,000	UNY Co., Ltd.	1,750,157
48	West Japan Railway Company	200,085
320	Yahoo! Japan Corporation	485,300
24,000	YAKULT HONSHA CO., LTD	498,178
18,400	Yamaha Corporation, ADR †	305,705

		38,651,165

Netherlands — 5.4%
16,849	ABN AMRO Holding, ADR (a)	440,439
120,207	AEGON Insurance, NYR	1,961,778
2,800	Akzo Nobel, ADR	129,024
12,900	European Aeronautic Defence and Space Company †	485,397
177	Indigo N.V. †,(c)	0
21,279	ING Groep N.V., ADR	740,935
106,300	James Hardie Industries	701,787
7,297	Koninklijke Ahold, ADR †,(a)	54,946
8,900	Mittal Steel Company NV	234,945
15,000	Nutreco Holding NV	660,135
3,600	Reed Elsevier NV, ADR (a)	100,584
20,100	Royal Dutch Shell PLC, Class A	1,235,949

See Notes to Financial Statements.

6

Shares		Value

Netherlands (Continued)
13,360	Royal Dutch Shell plc, Class B (a)	$862,121
23,219	Royal KPN NV, ADR (a)	233,119
5,500	Unilever NV, NYR (a)	377,575
4,000	Vodafone Libertel NV, ADR †	51,900

		8,270,634

Norway — 0.6%
11,500	Statoil ASA, ADR (a)	264,040
45,438	Telenor ASA	444,566
10,200	Telenor ASA, ADR (a)	299,880

		1,008,486

Portugal — 0.2%
3,500	Electricidade de Portugal SA, ADR (a)	108,045
8,190	Sonae Industria SGPS SA †	61,826
120,800	Sonae, SGPS, SA	168,138

		338,009

Singapore — 1.0%
389,536	SembCorp Industries Limited	641,887
290,000	SembCorp Marine Limited	481,357
16,007	Singapore Telecommunications Limited, ADR	254,511
420,000	Sinomem Technology Ltd.	178,073

		1,555,828

South Korea — 1.1%
10,600	GS Holdings Corporation †	246,950
9,800	KT Corporation	396,033
1,531	Samsung Electronics Company Ltd.	998,100

		1,641,083

Spain — 2.8%
103,000	Acerinox SA	1,493,157
60,360	Banco Santander Central Hispano SA, ADR	796,148
10,200	Endesa SA, ADR	265,302
237,800	Iberia Lineas Aereas de Espana SA	642,338
21,602	Telefonica SA	323,859
16,552	Telefonica SA, ADR (a)	745,171

		4,265,975

Sweden — 3.4%
55,923	Atlas Copco AB, ADR, Class A (a)	1,252,675

See Notes to Financial Statements.

7

Munder International Equity Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Sweden (Continued)
5,000	ForeningsSparbanken AB, ADR (a)	$136,017
98,000	Nordea Bank AB	1,015,882
2,550	Sandvik AB, ADR (a)	118,958
29,500	SSAB Svenskt Stal AB, Series A	1,071,231
1,500	Svenska Cellulosa AB, ADR	55,950
40,400	Swedish Match AB	474,631
24,900	Volvo AB, ADR (a)	1,172,292

		5,297,636

Switzerland — 6.9%
38,550	Credit Suisse Group, ADR (a)	1,964,122
1,705	Nestle SA	508,415
15,600	Nestle SA, ADR (a)	1,164,540
7,361	Novartis AG	385,657
26,832	Novartis AG, ADR (a)	1,408,143
3,281	Roche Holding Ltd.	491,173
13,600	Roche Holding Ltd., ADR (a)	1,017,975
6,400	Swisscom AG, ADR	201,664
5,394	Syngenta AG, ADR †,(a)	134,365
10,890	UBS AG (a),(b)	1,036,183
6,029	UBS AG (b)	572,274
22,300	Xstrata PLC	520,656
56,800	Zurich Financial Services AG, ADR †	1,209,840

		10,615,007

Thailand — 0.4%
520,000	Siam City Bank Public Company Ltd.	308,195
23,500	Siam Commercial Bank Public Company Ltd.	29,805
375,000	Siam Panich Leasing Public Company Ltd.	299,543

		637,543

United Kingdom — 20.5%
16,500	Amvescap PLC, ADR (a)	253,935
16,250	Anglo American PLC, ADR (a)	565,175
16,800	Asia Energy PLC †	109,165
22,400	AstraZeneca PLC, ADR (a)	1,088,640
53,100	Aviva PLC	642,674
10,200	BAA PLC, ADR (a)	109,650
15,600	Barclays PLC, ADR (a)	656,448
6,792	BG Group PLC, ADR (a)	337,359

See Notes to Financial Statements.

8

Shares		Value

United Kingdom (Continued)
22,000	BHP Billiton PLC	$358,612
11,886	BHP Billiton PLC, ADR (a)	387,602
6,600	BOC Group PLC, ADR (a)	272,250
179,000	Bodycote International PLC	682,202
95,376	BP PLC	1,013,530
44,800	BP PLC, ADR (a)	2,877,056
691,250	Brit Insurance Holdings PLC	1,056,166
9,800	British Airways PLC, ADR †,(a)	563,500
19,200	British American Tobacco PLC	428,501
10,391	British American Tobacco PLC, ADR (a)	468,011
22,500	Burren Energy PLC	352,277
29,400	Cadbury Schweppes PLC, ADR (a)	1,125,726
126,460	Cobham PLC	367,985
354,500	COLT Telecom Group PLC †	340,809
7,283	Diageo PLC, ADR (a)	424,599
285,900	GKN PLC, ADR	1,408,058
24,618	GlaxoSmithKline PLC	620,843
28,336	GlaxoSmithKline PLC, ADR (a)	1,430,401
14,200	Go-Ahead Group PLC (The)	397,359
8,342	GUS PLC, ADR (a)	147,793
12,500	HBOS PLC, ADR (a)	645,000
25,000	Homeserve PLC	519,746
35,600	HSBC Holdings PLC, ADR (a)	2,864,732
3,525	Imperial Tobacco Group PLC, ADR	213,227
39,200	Informa PLC	291,899
179,300	International Power PLC	737,213
34,400	iSOFT Group PLC	230,024
4,025	J Sainsbury plc, ADR (a)	86,940
13,400	Lloyds TSB Group PLC, ADR (a)	452,920
57,400	Marconi Corp PLC †	381,109
2,980	Marks & Spencer Group PLC, ADR (a)	155,258
5,238	National Grid PLC, ADR (a)	255,038
3,600	Peninsular & Oriental Steam Navigation Co. (The), ADR (a)	58,050
102,600	Premier Foods PLC	526,654
3,000	Reed Elsevier PLC, ADR (a)	112,530
9,500	Rexam PLC, ADR	414,249
2,600	Rio Tinto PLC, ADR (a)	475,254
34,400	Royal Bank of Scotland Group PLC	1,036,436

See Notes to Financial Statements.

9

Munder International Equity Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
United Kingdom (Continued)
9,694	SABMiller PLC, ADR (a)	$180,405
8,300	Scottish & Southern Energy PLC, ADR	147,118
18,500	Scottish Power PLC, ADR (a)	691,530
19,638	Standard Chartered PLC	436,590
7,053	Unilever PLC, ADR	282,966
23,200	United Business Media PLC, ADR	253,708
111,995	Vodafone Group PLC	241,296
63,723	Vodafone Group PLC, ADR (a)	1,368,133
2,850	Wolseley PLC, ADR (a)	121,923

		31,666,274

TOTAL COMMON STOCKS
(Cost $116,688,468)		153,236,276

INVESTMENT COMPANY SECURITY — 0.7%
(Cost $909,899)
Multi-Country — 0.7%
17,500	iShares MSCI EAFE Index Fund	1,040,550

Principal
Amount

REPURCHASE AGREEMENT — 0.3%
(Cost $491,000)
$491,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $491,213 on 01/03/2006, collateralized by $500,000 FHLMC, 5.500% maturing 11/16/2015 (value $502,500)	491,000

Shares

RIGHT — 0.0%#
(Cost $0)
Thailand — 0.0%#
205,263	True Corporation Public Company Ltd., expires 03/01/2008, (exercise price: THB 11.85) †,(c)	4,030

COLLATERAL FOR SECURITIES ON LOAN — 20.4%
(Cost $31,411,941)
31,411,941	State Street Navigator Securities Trust — Prime Portfolio (d)	31,411,941

See Notes to Financial Statements.

10

TOTAL INVESTMENTS
(Cost $149,501,308)	120.8%	$186,183,797
OTHER ASSETS AND LIABILITIES (Net)	(20.8)	(32,080,991)

NET ASSETS	100.0%	$154,102,806

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	Security, or a portion thereof, is on loan.

(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(c)	Fair valued security as of December 31, 2005 (see Notes to Financial Statements, Note 2). As of December 31, 2005, these securities represent $4,030, less than 0.1% of net assets.

(d)	As of December 31, 2005, the market value of the securities on loan is $30,529,644.

ABBREVIATIONS:
ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
NYR   — New York Registered Shares
PRF   — Preferred Shares
SAV   — Savings Shares
THB   — Thailand Baht

See Notes to Financial Statements.

11

Munder International Equity Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

At December 31, 2005, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	12.7%	$19,589,503
Oil, Gas & Consumable Fuels	8.5	13,032,995
Insurance	8.0	12,285,650
Pharmaceuticals	6.6	10,228,200
Metals & Mining	4.5	6,928,538
Food Products	4.2	6,541,631
Electric Utilities	3.8	5,908,175
Diversified Telecommunication Services	3.7	5,765,601
Capital Markets	3.1	4,747,647
Wireless Telecommunication Services	2.9	4,402,009
Automobiles	2.5	3,810,454
Diversified Financial Services	2.4	3,635,427
Specialty Retail	2.2	3,408,456
Health Care Equipment & Supplies	2.1	3,196,000
Machinery	2.0	3,025,281
Airlines	1.8	2,846,868
Auto Components	1.6	2,529,697
Media	1.6	2,501,659
Multiline Retail	1.4	2,175,939
Food & Staples Retailing	1.3	1,981,632
Construction Materials	1.2	1,809,218
Industrial Conglomerates	1.2	1,809,148
Trading Companies & Distributors	1.1	1,754,189
Electronic Equipment & Instruments	1.1	1,703,219
Textiles, Apparel & Luxury Goods	1.1	1,680,498
Tobacco	1.0	1,584,370
Office Electronics	1.0	1,463,980
Multi-Utilities	0.9	1,417,966
Chemicals	0.9	1,404,663
Real Estate	0.9	1,378,723
Hotels, Restaurants & Leisure	0.9	1,307,661
Paper & Forest Products	0.8	1,205,587
Consumer Finance	0.8	1,160,995
Communications Equipment	0.7	1,136,891
Semiconductors & Semiconductor Equipment	0.6	998,100
Internet Software & Services	0.6	959,968
Computers & Peripherals	0.6	956,296
Household Durables	0.6	954,319
Beverages	0.6	943,534

See Notes to Financial Statements.

12

	% of
	Net Assets	Value

Information Technology Services	0.6%	$926,659
Road & Rail	0.6	901,366
Construction & Engineering	0.6	886,982
Aerospace & Defense	0.6	853,381
Independent Power Producers & Energy Traders	0.5	737,213
Internet & Catalog Retail	0.5	735,949
Water Utilities	0.4	682,441
Building Products	0.4	645,175
Software	0.3	526,530
Gas Utilities	0.3	428,731
Containers & Packaging	0.3	414,249
Marine	0.2	372,953
Leisure Equipment & Products	0.2	252,659
Electrical Equipment	0.1	222,476
Distributors	0.1	208,240
Personal Products	0.1	160,935
Transportation Infrastructure	0.1	109,650

TOTAL COMMON STOCKS	99.4	153,236,276
INVESTMENT COMPANY SECURITY	0.7	1,040,550
REPURCHASE AGREEMENT	0.3	491,000
RIGHT	0.0 #	4,030
COLLATERAL FOR SECURITIES ON LOAN	20.4	31,411,941

TOTAL INVESTMENTS	120.8	186,183,797
OTHER ASSETS AND LIABILITIES (Net)	(20.8)	(32,080,991)

NET ASSETS	100.0%	$154,102,806

#	Amount represents 0.1% of net assets.

See Notes to Financial Statements.

13

Munder International Equity Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $30,529,644 of securities loaned)	$185,692,797
Repurchase agreement	491,000

Total Investments	186,183,797
Cash	15
Foreign currency, at value	66
Interest receivable	106
Dividends receivable	274,540
Receivable for Fund shares sold	121,220
Prepaid expenses and other assets	33,723

Total Assets	186,613,467

LIABILITIES:
Payable upon return of securities loaned	31,411,941
Payable for investment securities purchased	10,073
Payable for Fund shares redeemed	859,784
Accrued foreign capital gains taxes payable	604
Trustees’ fees and expenses payable	74,372
Transfer agency/record keeping fees payable	35,030
Custody fees payable	20,445
Administration fees payable	15,067
Distribution and shareholder servicing fees payable — Class A, B and C Shares	8,749
Shareholder servicing fees payable — Class K Shares	9,232
Investment advisory fees payable	7,562
Accrued expenses and other payables	57,802

Total Liabilities	32,510,661

NET ASSETS	$154,102,806

Investments, at cost	$149,501,308

Foreign currency, at cost	$62

See Notes to Financial Statements.

14

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(68,550)
Accumulated net realized loss on investments sold	(23,137,512)
Net unrealized appreciation of investments	36,675,987
Paid-in capital	140,632,881

$154,102,806

NET ASSETS:
Class A Shares	$10,833,999

Class B Shares	$4,441,944

Class C Shares	$3,205,133

Class K Shares	$44,771,326

Class Y Shares	$90,850,404

SHARES OUTSTANDING:
Class A Shares	665,350

Class B Shares	281,985

Class C Shares	201,431

Class K Shares	2,750,049

Class Y Shares	5,531,808

CLASS A SHARES:
Net asset value and redemption price per share	$16.28

Maximum sales charge	5.50%
Maximum offering price per share	$17.23

CLASS B SHARES:
Net asset value and offering price per share*	$15.75

CLASS C SHARES:
Net asset value and offering price per share*	$15.91

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$16.28

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$16.42

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

15

Munder International Equity Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$9,669
Dividends(a)	1,165,438
Securities lending	43,175

Total Investment Income	1,218,282

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	13,170
Class B Shares	22,840
Class C Shares	14,934
Shareholder servicing fees:
Class K Shares	53,548
Investment advisory fees	548,244
Administration fees	111,028
Transfer agency/record keeping fees	88,053
Custody fees	84,037
Legal and audit fees	42,131
Trustees’ fees and expenses	22,256
Registration and filing fees	20,365
Other	52,126

Total Expenses	1,072,732

NET INVESTMENT INCOME	145,550

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions(b)	6,350,844
Foreign currency-related transactions	(80,619)
Net change in unrealized appreciation/(depreciation) of:
Securities(c)	15,570,954
Foreign currency-related transactions	797

Net realized and unrealized gain on investments	21,841,976

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,987,526

(a)	Net of foreign withholding taxes of $60,784.

(b)	Net of foreign capital gains taxes of $22,904.

(c)	Net of foreign capital gains taxes of $604.

See Notes to Financial Statements.

16

Munder International Equity Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Net investment income	$145,550	$1,469,388
Net realized gain from security and foreign currency-related transactions	6,270,225	10,994,782
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	15,571,751	(4,380,171)

Net increase in net assets resulting from operations	21,987,526	8,083,999
Dividends to shareholders from net investment income:
Class A Shares	(98,038)	(28,466)
Class B Shares	(15,473)	—
Class C Shares	(9,546)	—
Class K Shares	(421,725)	(137,258)
Class Y Shares	(1,040,040)	(265,441)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(2,237,410)	4,752,378
Class B Shares	(892,070)	2,578,723
Class C Shares	(368,142)	1,206,506
Class K Shares	(568,981)	16,619,599
Class Y Shares	817,747	39,114,519
Short-term trading fees	2,237	777
Voluntary contribution from Advisor	514,465	—

Net increase in net assets	17,670,550	71,925,336
NET ASSETS:
Beginning of period	136,432,256	64,506,920

End of period	$154,102,806	$136,432,256

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(68,550)	$1,370,722

See Notes to Financial Statements.

17

Munder International Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Amount
Class A Shares:
Sold*	$1,383,227	$3,657,059
Issued as reinvestment of dividends	73,808	23,317
Proceeds received in merger	—	4,056,274
Redeemed	(3,694,445)	(2,984,272)

Net increase/(decrease)	$(2,237,410)	$4,752,378

Class B Shares:
Sold	$385,503	$1,144,985
Issued as reinvestment of dividends	11,134	—
Proceeds received in merger	—	3,662,334
Redeemed*	(1,288,707)	(2,228,596)

Net increase/(decrease)	$(892,070)	$2,578,723

Class C Shares:
Sold	$309,883	$558,577
Issued as reinvestment of dividends	4,897	—
Proceeds received in merger	—	1,115,600
Redeemed	(682,922)	(467,671)

Net increase/(decrease)	$(368,142)	$1,206,506

Class K Shares:
Sold	$2,564,758	$18,819,905
Issued as reinvestment of dividends	13,439	4,460
Proceeds received in merger	—	2,997,313
Redeemed	(3,147,178)	(5,202,079)

Net increase/(decrease)	$(568,981)	$16,619,599

Class Y Shares:
Sold	$3,380,910	$3,866,847
Issued as reinvestment of dividends	74,358	14,147
Proceeds received in merger	—	37,934,507
Redeemed	(2,637,521)	(2,700,982)

Net increase	$817,747	$39,114,519

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

18

Munder International Equity Fund

Statement of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Shares
Class A Shares:
Sold*	$91,186	$264,272
Issued as reinvestment of dividends	4,746	1,626
Issued in exchange for proceeds received in merger	—	286,658
Redeemed	(246,843)	(213,371)

Net increase/(decrease)	$(150,911)	$339,185

Class B Shares:
Sold	$25,979	$86,052
Issued as reinvestment of dividends	743	—
Issued in exchange for proceeds received in merger	—	267,327
Redeemed*	(88,312)	(163,825)

Net increase/(decrease)	$(61,590)	$189,554

Class C Shares:
Sold	$20,100	$42,626
Issued as reinvestment of dividends	324	—
Issued in exchange for proceeds received in merger	—	80,606
Redeemed	(47,154)	(34,503)

Net increase/(decrease)	$(26,730)	$88,729

Class K Shares:
Sold	$169,277	$1,366,929
Issued as reinvestment of dividends	864	312
Issued in exchange for proceeds received in merger	—	211,828
Redeemed	(203,837)	(375,953)

Net increase/(decrease)	$(33,696)	$1,203,116

Class Y Shares:
Sold	$214,840	$278,354
Issued as reinvestment of dividends	4,731	981
Issued in exchange for proceeds received in merger	—	2,656,440
Redeemed	(166,480)	(190,133)

Net increase	$53,091	$2,745,642

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

19

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$14.09		$12.64	$10.04	$10.52	$12.15	$18.06

Income/(Loss) from investment operations:
Net investment income/(loss)	0.01		0.19	0.09	0.11	0.11	0.08
Net realized and unrealized gain/(loss) on investments	2.28		1.32	2.74	(0.49)	(1.70)	(4.66)

Total from investment operations	2.29		1.51	2.83	(0.38)	(1.59)	(4.58)

Less distributions:
Dividends from net investment income	(0.15)		(0.06)	(0.23)	(0.10)	(0.04)	(0.10)
Distributions from net realized gains	—		—	—	—	—	(1.23)

Total distributions	(0.15)		(0.06)	(0.23)	(0.10)	(0.04)	(1.33)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	0.05		—	—	—	—	—

Net asset value, end of period	$16.28		$14.09	$12.64	$10.04	$10.52	$12.15

Total return(b)	16.66	%(f)	11.93%	28.09%	(3.38)%	(13.11)%	(26.58)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$10,834		$11,497	$6,031	$3,849	$5,576	$8,728
Ratio of operating expenses to average net assets	1.57	%(e)	1.65%	1.83%	1.56%	1.38%	1.38%
Ratio of net investment income/(loss) to average net assets	0.09	%(e)	1.37%	0.77%	1.17%	0.98%	0.62%
Portfolio turnover rate	20%		54%	37%	31%	22%	27%
Ratio of operating expenses to average net assets without expense waivers	1.57	%(e)	1.65%	1.84%	1.56%	1.38%	1.38%

(a)	The Munder International Equity Fund Class A Shares and Class B Shares commenced operations on November 30, 1992 and March 9, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 16.30% for Class A Shares and 15.91% for Class B Shares.

See Notes to Financial Statements.

20

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

$13.59		$12.24	$9.73	$10.21	$11.84	$17.68

(0.05)		0.11	0.02	0.04	0.02	(0.02)
2.21		1.24	2.62	(0.47)	(1.64)	(4.54)

2.16		1.35	2.64	(0.43)	(1.62)	(4.56)

(0.05)		—	(0.13)	(0.05)	(0.01)	(0.05)
—		—	—	—	—	(1.23)

(0.05)		—	(0.13)	(0.05)	(0.01)	(1.28)

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

0.05		—	—	—	—	—

$15.75		$13.59	$12.24	$9.73	$10.21	$11.84

16.28	%(f)	11.03%	27.20%	(4.17)%	(13.64)%	(27.10)%

$4,442		$4,670	$1,885	$812	$1,289	$2,201
2.32	%(e)	2.40%	2.58%	2.31%	2.13%	2.13%
(0.65	)%(e)	0.85%	(0.20)%	0.42%	0.23%	(0.13)%
20%		54%	37%	31%	22%	27%
2.32	%(e)	2.40%	2.59%	2.31%	2.13%	2.13%

See Notes to Financial Statements.

21

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$13.73		$12.36	$9.82	$10.31	$11.95	$17.86

Income/(Loss) from investment operations:
Net investment income/(loss)	(0.05)		0.08	0.00 (d)	0.04	0.02	0.04
Net realized and unrealized gain/(loss) on investments	2.23		1.29	2.67	(0.48)	(1.65)	(4.67)

Total from investment operations	2.18		1.37	2.67	(0.44)	(1.63)	(4.63)

Less distributions:
Dividends from net investment income	(0.05)		—	(0.13)	(0.05)	(0.01)	(0.05)
Distributions from net realized gains	—		—	—	—	—	(1.23)

Total distributions	(0.05)		—	(0.13)	(0.05)	(0.01)	(1.28)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—	—

Voluntary contribution from Advisor	0.05		—	—	—	—	—

Net asset value, end of period	$15.91		$13.73	$12.36	$9.82	$10.31	$11.95

Total return(b)	16.26	%(f)	11.08%	27.26%	(4.23)%	(13.67)%	(27.12)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,205		$3,132	$1,724	$1,270	$1,805	$3,483
Ratio of operating expenses to average net assets	2.32	%(e)	2.40%	2.58%	2.31%	2.13%	2.13%
Ratio of net investment income/(loss) to average net assets	(0.65	)%(e)	0.59%	(0.00)%	0.42%	0.23%	(0.13)%
Portfolio turnover rate	20%		54%	37%	31%	22%	27%
Ratio of operating expenses to average net assets without expense waivers	2.32	%(e)	2.40%	2.59%	2.31%	2.13%	2.13%

(a)	The Munder International Equity Fund Class C Shares and Class K Shares commenced operations on September 29, 1995 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 15.89% for Class C Shares and 16.38% for Class K Shares.

See Notes to Financial Statements.

22

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

$14.08		$12.64	$10.05	$10.53	$12.14	$18.03

0.01		0.17	0.06	0.11	0.11	0.09
2.29		1.33	2.76	(0.49)	(1.68)	(4.65)

2.30		1.50	2.82	(0.38)	(1.57)	(4.56)

(0.15)		(0.06)	(0.23)	(0.10)	(0.04)	(0.10)
—		—	—	—	—	(1.23)

(0.15)		(0.06)	(0.23)	(0.10)	(0.04)	(1.33)

0.00	(d)	0.00 (d)	—	—	—	—

0.05		—	—	—	—	—

$16.28		$14.08	$12.64	$10.05	$10.53	$12.14

16.74	%(f)	11.85%	28.09%	(3.48)%	(12.96)%	(26.51)%

$44,771		$39,206	$19,980	$22,581	$63,082	$80,634
1.57	%(e)	1.65%	1.83%	1.56%	1.38%	1.38%
0.10	%(e)	1.25%	0.53%	1.17%	0.98%	0.62%
20%		54%	37%	31%	22%	27%
1.57	%(e)	1.65%	1.84%	1.56%	1.38%	1.38%

See Notes to Financial Statements.

23

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$14.22		$12.76	$10.14	$10.62	$12.23	$18.16

Income/(loss) from investment operations:
Net investment income	0.03		0.24	0.11	0.13	0.13	0.15
Net realized and unrealized gain/(loss) on investments	2.31		1.31	2.77	(0.49)	(1.69)	(4.72)

Total from investment operations	2.34		1.55	2.88	(0.36)	(1.56)	(4.57)

Less distributions:
Dividends from net investment income	(0.19)		(0.09)	(0.26)	(0.12)	(0.05)	(0.13)
Distributions from net realized gains	—		—	—	—	—	(1.23)

Total distributions	(0.19)		(0.09)	(0.26)	(0.12)	(0.05)	(1.36)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—	—

Voluntary contribution from Advisor	0.05		—	—	—	—	—

Net asset value, end of period	$16.42		$14.22	$12.76	$10.14	$10.62	$12.23

Total return(b)	16.87	%(f)	12.09%	28.56%	(3.26)%	(12.70)%	(26.36)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$90,850		$77,927	$34,887	$27,185	$38,790	$47,444
Ratio of operating expenses to average net assets	1.32	%(e)	1.40%	1.58%	1.31%	1.13%	1.13%
Ratio of net investment income to average net assets	0.34	%(e)	1.74%	0.95%	1.42%	1.23%	0.87%
Portfolio turnover rate	20%		54%	37%	31%	22%	27%
Ratio of operating expenses to average net assets without expense waivers	1.32	%(e)	1.40%	1.59%	1.32%	1.13%	1.13%

(a)	The Munder International Equity Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 16.51% for Class Y Shares.

See Notes to Financial Statements.

24

Munder International Equity Fund

Notes To Financial Statements, December 31, 2005 (Unaudited)

1. Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On February 4, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Munder Emerging Markets Fund and the Munder International Growth Fund in a tax-free exchange of shares of the Fund and subsequent liquidation of the Munder Emerging Markets Fund and the Munder International Growth Fund. The Agreement and Plan of Reorganization was approved by the Board of Trustees on November 9, 2004.

25

Munder International Equity Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

    Number of Shares outstanding of the Munder Emerging Markets Fund and the Munder International Growth Fund prior to merger:

	Munder Emerging	Munder International
	Markets Fund	Growth Fund

Class A	161,706	126,810
Class B	181,918	85,586
Class C	44,749	40,206
Class K	179,713	19,955
Class Y	588,468	2,359,318

    Number of Shares issued of the Fund for Shares of the Munder Emerging Markets Fund and the Munder International Growth Fund:

	Munder Emerging	Munder International
	Markets Fund	Growth Fund

Class A	177,808	108,850
Class B	195,953	71,374
Class C	47,277	33,329
Class K	194,839	16,989
Class Y	634,994	2,021,446

    Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Munder Emerging Markets Fund and the Munder International Growth Fund was $11,036,488.

    There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Emerging Markets Fund and the Munder International Growth Fund.

	Prior to Merger	After Merger

Net assets of Munder Emerging Markets Fund
Class A	$2,516,040	$—
Class B	2,684,526	—
Class C	654,331	—
Class K	2,756,908	—
Class Y	9,067,873	—
Net assets of Munder International Growth Fund
Class A	$1,540,234	$—
Class B	977,808	—
Class C	461,269	—
Class K	240,405	—
Class Y	28,866,634	—

26

Munder International Equity Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

	Prior to Merger	After Merger

Net assets of Fund
Class A	$6,930,622	$10,986,896
Class B	2,281,538	5,943,872
Class C	2,131,330	3,246,930
Class K	33,652,767	36,650,080
Class Y	39,877,182	77,811,689

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

27

Munder International Equity Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at

28

Munder International Equity Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. The Fund instructs the custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

29

Munder International Equity Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions made within 60 days of purchase of Fund shares as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $111,028 before payment of sub-administration fees and $72,166 after payment of sub-administration fees for its administrative services to the Fund. During the

30

Munder International Equity Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

period ended December 31, 2005, the Fund paid an annual effective rate of 0.1517% for administrative services.

    The Advisor made a voluntary capital contribution to the Fund during the period ended December 31, 2005 of $514,465 after completing a review of certain shareholder trading activities and the application of the Fund’s redemption fee policy in prior years.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $5,716 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations

31

Munder International Equity Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

(collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $225 to Comerica Securities and $53,632 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $32,917,544 and $35,979,678, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $38,803,172, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,120,683 and net appreciation for financial reporting purposes was $36,682,489. At December 31, 2005, aggregate cost for financial reporting purposes was $149,501,308.

6. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities

32

Munder International Equity Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $929.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2005, dividends of $431,165 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital	Unrealized
Income	Loss Carryover	Appreciation	Total

$1,396,708	$(28,981,549)	$20,678,048	$(6,906,793)

33

Munder International Equity Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes, $28,981,549 of unused capital losses of which $5,245,146, $7,504,911 and $16,231,492 expires in 2009, 2010 and 2011, respectively. Some of the losses were inherited in the February 4, 2005 merger with the Munder International Growth and the Munder Emerging Markets Funds. The losses obtained in these mergers may be subject to limitations.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2005 in the amount of $10,975,605.

10. Subsequent Event

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the exchange rates generally determined as of 4:00p.m. Eastern Time.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

34

Munder International Equity Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

13. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

35

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36

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37

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Compliance Officer and Chief Legal Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINTLEQ1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Internet Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in technology and Internet-related securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Investments by the Fund in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by industry. A complete list of holdings as of December 31, 2005 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

MUNDER INTERNET FUND

Portfolio Management Team: Mark Lebovitz, Kenneth Smith and Jonathan Woodley

    The Fund earned a return of 16.53% for the six-month period ended December 31, 2005, compared to the 8.12% return for the Morgan Stanley Internet Index, the 13.87% return for the Inter@ctive Week Internet Index and the 11.37% median return for the Lipper universe of science and technology funds.

    The Fund’s absolute returns for the period were helped by strength in Internet-related investments in general. Strong relative performance, compared to the Fund’s Morgan Stanley Internet Index benchmark, came from a variety of factors.

    Within the information technology sector, the Internet software & services industry was a key driver of relative performance of the Fund, adding over three percentage points to the Fund’s return compared to the Morgan Stanley Internet Index. The strong relative performance in that sector was due to a position in HomeStore, Inc. (3.7% of the Fund), which is not represented in the Morgan Stanley Internet Index, and an overweighted position in Google Inc. (8.1% of the Fund). HomeStore provides products and services that help to connect real estate professionals to consumers through websites, such as REALTOR.com, while Google provides global Internet search solutions. The elimination of VeriSign, Inc. from the Fund in August also helped to boost returns in that sector. VeriSign, which provides a variety of Internet and communication-related services, including Internet security, directory, database, billing and payment services, had a negative double-digit return for the six-month period.

    Also within the information technology sector, the relative performance of the Fund’s computers & peripherals industry holdings was boosted by an overweight in Apple Computer, Inc., (2.9% of the Fund).

    The capital markets industry within the financials sector was another source of positive relative returns, with strong performance from Ameritrade Holding Corporation (2.2% of the Fund) and E*TRADE Financial Corporation (2.3% of the Fund). Ameritrade and E*TRADE Financial provide online brokerage and other financial services.

    In contrast to these areas of comparative strength, consumer discretionary stocks within the Internet & catalog retail industry detracted from the Fund’s relative returns for the six-month period. This was largely due to an underweight in IAC/InterActiveCorp (1.7% of the Fund), and overweights in priceline.com Incorporated (1.7% of the Fund) and Expedia, Inc. (1.6% of the Fund.) IAC/ InterActiveCorp has two divisions, one that includes online market places, including the Home Shopping Network and Ticketmaster, and a second division that consists of USA Cable, Studios USA and USA Films. Expedia provides online travel products and services.

    The small private equity portion of the Fund had strong returns for the six-month period. WebCT, Inc. (1.4% of the Fund), a provider of Internet-based education software and services, agreed to be acquired by Blackboard, Inc. (0.5% of the Fund). As a result, the value of WebCT, Inc. was increased to reflect the financial terms of the

iii

acquisition agreement. The acquisition is expected to be completed in the first quarter of 2006.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Inter@ctive Week Internet Index is a modified market capitalization-weighted index designed to measure a cross section of companies involved in providing Internet infrastructure and access, developing and marketing Internet content and software, and conducting business over the Internet. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading companies drawn from nine Internet subsectors that are driving the growth of Internet usage. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05 to 12/31/05	Ratio

Actual
Class A	$1,000.00	$1,168.60	$11.86	2.17%
Class B	$1,000.00	$1,164.60	$15.93	2.92%
Class C	$1,000.00	$1,164.50	$15.93	2.92%
Class K	$1,000.00	$1,169.10	$11.86	2.17%
Class R	$1,000.00	$1,167.20	$13.22	2.42%
Class Y	$1,000.00	$1,170.30	$10.50	1.92%

Hypothetical
Class A	$1,000.00	$1,014.27	$11.02	2.17%
Class B	$1,000.00	$1,010.49	$14.80	2.92%
Class C	$1,000.00	$1,010.49	$14.80	2.92%
Class K	$1,000.00	$1,014.27	$11.02	2.17%
Class R	$1,000.00	$1,013.01	$12.28	2.42%
Class Y	$1,000.00	$1,015.53	$9.75	1.92%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Internet Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 98.5%
Consumer Discretionary — 24.9%
Diversified Consumer Services — 0.4%
54,097	Apollo Group, Inc., Apollo Educational Group, Class A †,(a)	$3,270,705

Hotels, Restaurants & Leisure — 0.6%
72,200	Ctrip.com International Ltd., ADR (a)	4,169,550

Internet & Catalog Retail — 20.3%
597,000	Amazon.com, Inc. †,(a)	28,148,550
48,000	Blue Nile, Inc. †,(a)	1,934,880
305,318	Celebrate Express, Inc. †,(a)	4,121,793
62,000	DoveBid, Inc. †,(b),(c),(d)	0
235,000	drugstore.com, inc. †,(a)	669,750
1,001,001	eBay, Inc. †,(a)	43,293,293
319,800	eDiets.com, Inc. †,(a)	1,934,790
487,211	Expedia, Inc. †,(a)	11,673,576
179,000	FTD Group, Inc. †,(a)	1,859,810
196,000	GSI Commerce, Inc. †,(a)	2,957,640
456,211	IAC/ InterActiveCorp †,(a)	12,915,333
144,000	Netflix, Inc. †,(a)	3,896,640
135,000	PetMed Express, Inc. †,(a)	1,912,950
570,916	priceline.com Incorporated †,(a)	12,742,845
129,096	Provide Commerce, Inc. †,(a)	4,274,369
800,775	Stamps.com Inc. †,(a)	18,385,794

		150,722,013

Media — 3.6%
301,000	Getty Images, Inc. †,(a)	26,870,270

Total Consumer Discretionary		185,032,538

Financials — 4.5%
Capital Markets — 4.5%
693,400	Ameritrade Holding Corporation †,(a)	16,641,600
815,000	E*TRADE Financial Corporation †,(a)	17,000,900

		33,642,500

See Notes to Financial Statements.

1

Munder Internet Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials — 4.2%
Commercial Services & Supplies — 4.2%
75,000	51job, Inc., ADR †,(a)	$1,098,750
726,300	Monster Worldwide, Inc. †,(a)	29,647,566

		30,746,316

Information Technology — 64.5%
Communications Equipment — 3.7%
476,300	Cisco Systems, Inc. †,(a)	8,154,256
147,141	Juniper Networks, Inc. †,(a)	3,281,244
172,000	Motorola, Inc.(a)	3,885,480
204,500	Nokia Corporation, ADR	3,742,350
193,000	QUALCOMM Incorporated	8,314,440

		27,377,770

Computers & Peripherals — 6.3%
303,500	Apple Computer, Inc. †,(a)	21,818,615
159,000	Dell, Inc. †,(a)	4,768,410
1,233,700	EMC Corporation †	16,802,994
299,000	Novatel Wireless, Inc. †,(a)	3,620,890

		47,010,909

Information Technology Services — 2.1%
339,000	CheckFree Corporation †,(a)	15,560,100

Internet Software & Services — 39.7%
265,000	24/7 Real Media, Inc. †,(a)	1,945,100
108,000	Akamai Technologies, Inc. †,(a)	2,152,440
145,000	Aptimus, Inc. †	1,146,950
588,000	aQuantive, Inc. †,(a)	14,841,120
558,277	Autobytel, Inc. †,(a)	2,757,888
3,900	Baidu.com †,(a)	245,388
261,619	Bankrate, Inc. †,(a)	7,722,993
927,113	CNET Networks, Inc. †,(a)	13,619,290
72,981	Digital River, Inc. †,(a)	2,170,455
536,000	Digitas Inc. †,(a)	6,710,720
144,418	Google Inc., Class A †,(a)	59,913,252
5,456,470	HomeStore, Inc. †,(a)	27,827,997
525,000	HouseValues, Inc. †,(a)	6,840,750
354,000	Hurray! Holding Co., Ltd., ADR †,(a)	3,182,460
400,000	iVillage Inc. †,(a)	3,208,000

See Notes to Financial Statements.

2

Shares		Value

Information Technology (Continued)
Internet Software & Services (Continued)
220,000	j2 Global Communications, Inc. †,(a)	$9,402,800
318,000	Knot, Inc. (The) †,(a)	3,637,920
176,000	LivePerson, Inc. †,(a)	987,360
247,000	NetEase.com, Inc., ADR †,(a)	13,871,520
112,000	Openwave Systems Inc. †,(a)	1,956,640
763,000	SINA Corporation †,(a)	18,434,080
465,000	Sohu.com, Inc. †,(a)	8,528,100
1,809,000	Tencent Holdings Ltd †	1,936,494
284,500	TOM Online, Inc., ADR †,(a)	5,638,790
90,000	Travelzoo Inc. †,(a)	1,980,000
572,731	ValueClick, Inc. †,(a)	10,372,158
133,800	Websense, Inc. †,(a)	8,782,632
1,396,580	Yahoo! Inc. †,(a)	54,718,004

		294,531,301

Semiconductors & Semiconductor Equipment — 3.4%
569,000	Intel Corporation(a)	14,202,240
38,000	KLA-Tencor Corporation	1,874,540
244,000	Maxim Integrated Products, Inc.(a)	8,842,560

		24,919,340

Software — 9.3%
164,400	Adobe Systems Incorporated(a)	6,076,224
136,950	Blackboard, Inc. †,(a)	3,968,811
122,000	Check Point Software Technologies Ltd. †	2,452,200
415,184	Intermap Technologies Corp. †	1,777,101
88,000	JAMDAT Mobile Inc. †	2,339,040
257,000	KongZhong Corporation, ADR †,(a)	3,212,500
92,000	McAfee, Inc. †,(a)	2,495,960
959,000	Microsoft Corporation	25,077,850
309,000	Oracle Corporation †	3,772,890
165,800	Red Hat, Inc. †,(a)	4,516,392
129,000	salesforce.com, inc. †,(a)	4,134,450
614,500	Shanda Interactive Entertainment Limited, ADR †,(a)	9,364,980

		69,188,398

Total Information Technology		478,587,818

See Notes to Financial Statements.

3

Munder Internet Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Telecommunication Services — 0.4%
Wireless Telecommunication Services — 0.4%
289,000	Linktone Ltd., ADR †,(a)	$3,005,600

TOTAL COMMON STOCKS
(Cost $698,980,879)		731,014,772

LIMITED PARTNERSHIPS — 0.6%
Information Technology — 0.6%
Internet Software & Services — 0.1%
1,916,082	@Ventures Expansion Fund, L.P. †,(b),(c),(d)	630,720
2,848,467	@Ventures III, L.P. †,(b),(c),(d)	257,667

		888,387

Multi-Industry — 0.5%
4,000,000	New Enterprise Associates 10, L.P. †,(b),(c),(d)	2,892,384
1,507,032	Trident Capital Fund V, L.P. †,(b),(c),(d)	1,133,247

		4,025,631

TOTAL LIMITED PARTNERSHIPS
(Cost $8,505,704)		4,914,018

PREFERRED STOCKS — 1.4%
Information Technology — 1.4%
Internet Software & Services — 1.4%
85,719	Mainstream Data Services, Inc., Series D †,(b),(c),(d)	0
1,105,552	WebCT, Inc., Series G †,(b),(c),(d)	10,403,134

TOTAL PREFERRED STOCKS
(Cost $10,213,440)		10,403,134

Principal
Amount

REPURCHASE AGREEMENT — 0.0% #
(Cost $50,000)
$50,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $50,022 on 01/03/2006, collateralized by $55,000 FHLMC, 5.500% maturing 11/16/2015 (value $55,275)	50,000

See Notes to Financial Statements.

4

Shares		Value

COLLATERAL FOR SECURITIES ON LOAN — 23.3%
(Cost $172,906,052)
172,906,052	State Street Navigator Securities Trust – Prime Portfolio(e)	$172,906,052

TOTAL INVESTMENTS
(Cost $890,656,075)	123.8%	919,287,976
OTHER ASSETS AND LIABILITIES (Net)	(23.8)	(176,981,596)

NET ASSETS	100.0%	$742,306,380

†	Non-income producing security.

#	Amount represents less than 0.1% of the net assets.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2005 (see Notes to Financial Statements, Note 2.) As of December 31, 2005, these securities represent $15,317,152, 2.1% of net assets.

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

See Notes to Financial Statements.

5

Munder Internet Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $15,317,152, 2.1% of net assets.

Security	Acquisition Date	Cost

@Ventures Expansion Fund, L.P.	2/24/00	$157,014
	3/23/00	628,057
	6/15/00	471,043
	3/15/01	392,536
@Ventures III, L.P.	11/06/98	622,048
	1/05/99	128,877
	4/01/99	414,098
	7/23/99	515,509
	9/24/99	515,509
	1/21/00	128,877
	5/08/00	38,663
	9/18/00	25,776
	1/30/01	33,214
	7/18/01	27,208
DoveBid, Inc.	4/10/02	248,000
Mainstream Data Services, Inc. Series D	8/29/00	213,440
New Enterprise Associates 10, L.P.	10/26/00	360,752
	1/05/01	180,376
	7/27/01	90,188
	9/26/01	180,376
	1/16/02	190,842
	4/23/02	190,842
	7/12/02	190,842
	11/12/02	190,842
	2/04/03	192,981
	7/16/03	195,614
	9/19/03	201,846
	12/10/03	202,480
	4/19/04	203,193
	8/16/04	205,668
	12/28/04	219,450
	7/11/05	120,898
Trident Capital Fund V, L.P.	10/18/00	249,996
	6/26/02	88,232
	11/08/02	88,232
	1/15/03	176,464
	10/01/03	89,212
	12/05/03	89,212
	2/06/04	89,212
	6/10/04	93,198
	11/23/04	94,408
	1/28/05	94,408
	8/02/05	56,645
	10/17/05	80,866
WebCT, Inc., Series G	9/14/00	10,000,000

(e)	As of December 31, 2005, the market value of the securities on loan is $166,888,936.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

6

At December 31, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	87.6%	$650,354,909
China	9.8	72,688,212
Finland	0.5	3,742,350
Israel	0.3	2,452,200
Canada	0.3	1,777,101

TOTAL COMMON STOCKS	98.5	731,014,772
LIMITED PARTNERSHIPS	0.6	4,914,018
PREFERRED STOCKS	1.4	10,403,134
REPURCHASE AGREEMENT	0.0 #	50,000
COLLATERAL FOR SECURITIES ON LOAN	23.3	172,906,052

TOTAL INVESTMENTS	123.8	919,287,976
OTHER ASSETS AND LIABILITIES (Net)	(23.8)	(176,981,596)

NET ASSETS	100.0%	$742,306,380

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

7

Munder Internet Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $166,888,936 of securities loaned)	$919,237,976
Repurchase agreement	50,000

Total Investments	919,287,976
Cash	819
Interest receivable	11
Dividends receivable	52,550
Receivable for investment securities sold	12,082,116
Receivable for Fund shares sold	249,691
Prepaid expenses and other assets	127,350

Total Assets	931,800,513

LIABILITIES:
Payable for Fund shares redeemed	5,264,653
Payable for investment securities purchased	8,539,880
Payable upon return of securities loaned	172,906,052
Transfer agency/record keeping fees payable	1,575,713
Investment advisory fees payable	647,908
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	311,968
Trustees’ fees and expenses payable	73,864
Administration fees payable	59,556
Custody fees payable	11,782
Shareholder servicing fees payable — Class K Shares	10
Accrued expenses and other payables	102,747

Total Liabilities	189,494,133

NET ASSETS	$742,306,380

Investments, at cost	$890,656,075

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(7,762,008)
Accumulated net realized loss on investments sold	(3,567,240,818)
Net unrealized appreciation of investments	28,638,150
Paid-in capital	4,288,671,056

$742,306,380

NET ASSETS:
Class A Shares	$469,878,087

Class B Shares	$141,952,867

Class C Shares	$124,449,761

Class K Shares	$42,150

Class R Shares	$13,051

Class Y Shares	$5,970,464

SHARES OUTSTANDING:
Class A Shares	22,745,087

Class B Shares	7,270,148

Class C Shares	6,370,042

Class K Shares	2,039

Class R Shares	634

Class Y Shares	283,023

CLASS A SHARES:
Net asset value and redemption price per share	$20.66

Maximum sales charge	5.50%
Maximum offering price per share	$21.86

CLASS B SHARES:
Net asset value and offering price per share*	$19.53

CLASS C SHARES:
Net asset value and offering price per share*	$19.54

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$20.67

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$20.59

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$21.10

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Internet Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$33,030
Dividends	440,709
Securities lending	704,692

Total Investment Income	1,178,431

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	516,412
Class B Shares	855,206
Class C Shares	631,260
Class R Shares	30
Shareholder servicing fees:
Class K Shares	76
Investment advisory fees	3,581,481
Transfer agency/record keeping fees	2,388,552
Administration fees	393,658
Printing and mailing fees	168,607
Legal and audit fees	108,809
Custody fees	67,734
Registration and filing fees	28,198
Trustees’ fees and expenses	22,158
Other	125,406

Total Expenses	8,887,587

NET INVESTMENT LOSS	(7,709,156)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	5,017,931
Foreign currency-related transactions	(98)
Net change in unrealized appreciation/(depreciation) of:
Securities	110,329,596
Foreign currency-related transactions	(717)

Net realized and unrealized gain on investments	115,346,712

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,637,556

See Notes to Financial Statements.

10

Munder Internet Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Net investment loss	$(7,709,156)	$(16,585,914)
Net realized gain/(loss) from security and foreign currency-related transactions	5,017,833	(198,995,717)
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	110,328,879	155,771,042

Net increase in net assets resulting from operations	107,637,556	(59,810,589)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	46,668,948	12,435,888
Class B Shares	(80,275,127)	(189,023,538)
Class C Shares	(19,379,280)	(55,325,365)
Class K Shares	(35,812)	(148,646)
Class R Shares	—	10,000
Class Y Shares	(506,041)	(478,008)
Short-term trading fees	15,022	70,157
Voluntary contribution from Advisor	3,107,321	—

Net increase/(decrease) in net assets	57,232,587	(292,270,101)
NET ASSETS
Beginning of period	685,073,793	977,343,894

End of period	$742,306,380	$685,073,793

Accumulated net investment loss	$(7,762,008)	$(52,852)

(a)	The Munder Internet Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

11

Munder Internet Fund

Statements of Changes In Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Amount
Class A Shares:
Sold*	$70,715,561	$141,128,764
Proceeds received in merger	50,307,216	—
Redeemed	(74,353,829)	(128,692,876)

Net increase	$46,668,948	$12,435,888

Class B Shares:
Sold	$2,612,885	$7,389,474
Redeemed*	(82,888,012)	(196,413,012)

Net decrease	$(80,275,127)	$(189,023,538)

Class C Shares:
Sold	$1,842,856	$4,215,404
Redeemed	(21,222,136)	(59,540,769)

Net decrease	$(19,379,280)	$(55,325,365)

Class K Shares:
Sold	$—	$17,084
Redeemed	(35,812)	(165,730)

Net decrease	$(35,812)	$(148,646)

Class R Shares:
Sold	$—	$10,000

Net increase	$—	$10,000

Class Y Shares:
Sold	$127,134	$652,334
Redeemed	(633,175)	(1,130,342)

Net decrease	$(506,041)	$(478,008)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	The Munder Internet Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Shares
Class A Shares:
Sold*	3,662,472	8,327,586
Issued in exchange for proceeds received in merger	2,682,927	—
Redeemed	(3,853,430)	(7,653,168)

Net increase	2,491,969	674,418

Class B Shares:
Sold	142,422	459,408
Redeemed*	(4,546,729)	(12,179,182)

Net decrease	(4,404,307)	(11,719,774)

Class C Shares:
Sold	99,538	258,537
Redeemed	(1,165,055)	(3,747,794)

Net decrease	(1,065,517)	(3,489,257)

Class K Shares:
Sold	—	1,078
Redeemed	(1,818)	(9,452)

Net decrease	(1,818)	(8,374)

Class R Shares:
Sold	—	634

Net increase	—	634

Class Y Shares:
Sold	6,522	38,461
Redeemed	(32,304)	(65,336)

Net decrease	(25,782)	(26,875)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	The Munder Internet Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

13

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$17.70		$18.53	$14.58	$10.66	$24.65	$70.03

Income/(loss) from investment operations:
Net investment loss	(0.18)		(0.31)	(0.40)	(0.30)	(0.28)	(0.61)
Net realized and unrealized gain/(loss) on investments	3.06		(0.52)	4.35	4.22	(13.71)	(44.30)

Total from investment operations	2.88		(0.83)	3.95	3.92	(13.99)	(44.91)

Less distributions:
Distributions from net realized gains	—		—	—	—	—	(0.47)

Total distributions	—		—	—	—	—	(0.47)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	0.08		—	—	—	—	—

Net asset value, end of period	$20.66		$17.70	$18.53	$14.58	$10.66	$24.65

Total return(b)	16.86	%(e)	(4.59)%	27.09%	36.77%	(56.75)%	(64.54)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$469,878		$358,457	$362,780	$335,313	$298,741	$826,510
Ratio of operating expenses to average net assets	2.17	%(f)	2.29%	2.47%	3.04%	2.60%	1.86%
Ratio of net investment loss to average net assets	(1.82	)%(f)	(1.75)%	(2.36)%	(2.80)%	(1.71)%	(1.36)%
Portfolio turnover rate	36%		72%	43%	40%	50%	44%
Ratio of operating expenses to average net assets without expense waivers	2.17	%(f)	2.31%	2.55%	3.16%	2.64%	1.86%

(a)	The Munder Internet Fund Class A Shares and Class B Shares commenced operations on August 19, 1996 and June 1, 1998, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 16.40% for Class A Shares and 15.92% for Class B Shares.

(f)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

$16.79		$17.71	$14.04	$10.34	$24.10	$68.98

(0.24)		(0.42)	(0.50)	(0.36)	(0.39)	(1.07)
2.90		(0.50)	4.17	4.06	(13.37)	(43.34)

2.66		(0.92)	3.67	3.70	(13.76)	(44.41)

—		—	—	—	—	(0.47)

—		—	—	—	—	(0.47)

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

0.08		—	—	—	—	—

$19.53		$16.79	$17.71	$14.04	$10.34	$24.10

16.46	%(e)	(5.31)%	26.14%	35.78%	(57.10)%	(64.80)%

$141,953		$196,038	$414,394	$386,440	$352,103	$994,190
2.92	%(f)	3.04%	3.22%	3.79%	3.35%	2.61%
(2.63	)%(f)	(2.47)%	(3.11)%	(3.55)%	(2.46)%	(2.11)%
36%		72%	43%	40%	50%	44%
2.92	%(f)	3.06%	3.30%	3.91%	3.39%	2.61%

See Notes to Financial Statements.

15

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$16.80		$17.72	$14.05	$10.35	$24.12	$69.03

Income/(loss) from investment operations:
Net investment loss	(0.24)		(0.42)	(0.50)	(0.36)	(0.39)	(1.14)
Net realized and unrealized gain/(loss) on investments	2.90		(0.50)	4.17	4.06	(13.38)	(43.30)

Total from investment operations	2.66		(0.92)	3.67	3.70	(13.77)	(44.44)

Less distributions:
Distributions from net realized gains	—		—	—	—	—	(0.47)

Total distributions	—		—	—	—	—	(0.47)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	0.08		—	—	—	—	—

Net asset value, end of period	$19.54		$16.80	$17.72	$14.05	$10.35	$24.12

Total return(b)	16.45	%(e)	(5.30)%	26.12%	35.75%	(57.09)%	(64.79)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$124,450		$124,925	$193,615	$175,609	$153,079	$464,624
Ratio of operating expenses to average net assets	2.92	%(f)	3.04%	3.22%	3.79%	3.35%	2.61%
Ratio of net investment loss to average net assets	(2.60	)%(f)	(2.49)%	(3.11)%	(3.55)%	(2.46)%	(2.11)%
Portfolio turnover rate	36%		72%	43%	40%	50%	44%
Ratio of operating expenses to average net assets without expense waivers	2.92	%(f)	3.06%	3.30%	3.91%	3.39%	2.61%

(a)	The Munder Internet Fund Class C Shares, Class K Shares, and Class R Shares commenced operations on November 3, 1998, April 30, 2002, and July 29, 2004, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 15.91% for Class C Shares, 16.29% for Class K Shares and 16.21% for Class R Shares.

(f)	Annualized.

See Notes to Financial Statements.

16

K Shares							R Shares

Period							Period
Ended		Year	Year	Year	Period		Ended		Period
12/31/05(c)		Ended	Ended	Ended	Ended		12/31/05(c)		Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)		(Unaudited)		6/30/05(c)

$17.71		$18.54	$14.59	$10.66	$12.45		$17.66		$15.78

(0.18)		(0.31)	(0.40)	(0.30)	(0.03)		(0.20)		(0.32)
3.06		(0.52)	4.35	4.23	(1.76)		3.05		2.20

2.88		(0.83)	3.95	3.93	(1.79)		2.85		1.88

—		—	—	—	—		—		—

—		—	—	—	—		—		—

0.00	(d)	0.00 (d)	0.00 (d)	—	—		0.00	(d)	0.00	(d)

0.08		—	—	—	—		0.08		—

$20.67		$17.71	$18.54	$14.59	$10.66		$20.59		$17.66

16.91	%(e)	(4.59)%	27.00%	36.87%	(14.38)%		16.72	%(e)	11.79%

$42		$68	$227	$290	$610		$13		$11
2.17	%(f)	2.29%	2.47%	3.04%	2.60	%(f)	2.42	%(f)	2.54	%(f)
(1.85	)%(f)	(1.71)%	(2.36)%	(2.80)%	(1.71	)%(f)	(2.08	)%(f)	(1.92	)%(f)
36%		72%	43%	40%	50%		36%		72%
2.17	%(f)	2.31%	2.55%	3.16%	2.64	%(f)	2.42	%(f)	2.56	%(f)

See Notes to Financial Statements.

17

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/2001

Net asset value, beginning of period	$18.05		$18.85	$14.79	$10.79	$24.91	$70.56

Income/(loss) from investment operations:
Net investment loss	(0.16)		(0.27)	(0.36)	(0.27)	(0.24)	(0.45)
Net realized and unrealized gain/ (loss) on investments	3.13		(0.53)	4.42	4.27	(13.88)	(44.73)

Total from investment operations	2.97		(0.80)	4.06	4.00	(14.12)	(45.18)

Less distributions:
Distributions from net realized gains	—		—	—	—	—	(0.47)

Total distributions	—		—	—	—	—	(0.47)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	0.08		—	—	—	—	—

Net asset value, end of period	$21.10		$18.05	$18.85	$14.79	$10.79	$24.91

Total return(b)	17.03	%(e)	(4.35)%	27.36%	37.16%	(56.68)%	(64.43)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$5,970		$5,574	$6,328	$4,220	$3,620	$8,037
Ratio of operating expenses to average net assets	1.92	%(f)	2.04%	2.22%	2.79%	2.35%	1.61%
Ratio of net investment loss to average net assets	(1.59	)%(f)	(1.47)%	(2.11)%	(2.55)%	(1.46)%	(1.11)%
Portfolio turnover rate	36%		72%	43%	40%	50%	44%
Ratio of operating expenses to average net assets without expense waivers	1.92	%(f)	2.06%	2.30%	2.91%	2.39%	1.61%

(a)	The Munder Internet Fund Class Y Shares commenced operations on June 1, 1998.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 16.53% for Class Y Shares.

(f)	Annualized.

See Notes to Financial Statements.

18

Munder Internet Fund

Notes to Financial Statements, December 31, 2005 (Unaudited)

1. Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Internet Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On October 21, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Amerindo Technology Fund in a tax-free exchange of shares and the subsequent liquidation of the Amerindo Technology Fund. The Agreement and Plan of Reorganization was approved by the shareholders of the Amerindo Technology Fund at a Special Meeting of the Shareholders held on October 14, 2005.

Number of Shares outstanding of the Amerindo Technology Fund prior to merger:
Class D	5,965,241

Number of Shares issued of the Fund for Shares of the Amerindo Technology Fund:
Class A	2,682,927

    Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Amerindo Technology Fund was $9,254,384

19

Munder Internet Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

There were no undistributed income or gain amounts unpaid prior to the merger of the Amerindo Technology Fund.

	Prior to Merger	After Merger

Net assets of Amerindo Technology Fund
Class D	$50,307,216	$—
Net assets of the Fund
Class A	$374,134,933	$424,442,149
Class B	162,069,134	162,069,134
Class C	119,529,867	119,529,867
Class K	57,212	57,212
Class R	11,847	11,847
Class Y	5,545,960	5,545,960

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on

20

Munder Internet Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition,

21

Munder Internet Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

22

Munder Internet Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% on the first $1 billion and 0.90% on assets exceeding $1 billion. During the period ended December 31, 2005, the Fund paid an annual effective rate of 1.00% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $393,658 before payment of sub-administration fees and $262,662 after payment of

23

Munder Internet Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1098% for administrative services.

    The Advisor made a voluntary capital contribution to the Fund during the period ended December 31, 2005 of $3,107,321 after completing a review of certain shareholder trading activities in prior years.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $227 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for

24

Munder Internet Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R
Shares	Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $334 to Comerica Securities and $311 to Comerica Bank for shareholder services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $256,780,560 and $359,795,351, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $129,446,536, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $100,814,635 and net appreciation for financial reporting purposes was $28,631,901. At December 31, 2005, aggregate cost for financial reporting purposes was $890,656,075.

6. Investment Concentration

    The Fund primarily invests in equity securities of domestic and, to a lesser extent, foreign companies positioned to benefit from the growth of the Internet. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.

25

Munder Internet Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $4,574.

8. Commitments

    The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At December 31, 2005, the Fund had total commitments to contribute $1,610,568 to various issuers when and if required.

9. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Post October
Loss/Capital	Unrealized
Loss Carryover	Depreciation	Total

$(3,548,860,889)	$(114,342,875)	$(3,663,203,764)

26

Munder Internet Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    The differences between book and tax distributable earnings are primarily due to wash sales, partnership basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes, $3,489,553,573 of unused capital losses of which $102,926,897, $2,122,142,797, $859,651,331, $245,904,886 and $158,927,662 expire in 2009, 2010, 2011, 2012 and 2013, respectively. In addition, $24,327,273 of the losses expiring in 2009 may be further limited as this amount was acquired in the reorganization with the Munder International NetNet Fund that occurred on May 3, 2002.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2004 and June 30, 2005 of $59,307,316.

11. Subsequent Event

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

12. Shareholder Meeting Results

    A Special Meeting of Shareholders (the “Special Meeting”) of the Amerindo Technology Fund (the “Amerindo Fund”), a series of Amerindo Funds, Inc., was held on October 14, 2005. The shareholders of the Amerindo Fund were asked to consider the following proposals at the Special Meeting: Proposal 1(A), the approval or disapproval of an Agreement and Plan of Reorganization (“Reorganization Agreement”) providing for the acquisition of all of the assets and the assumption of all of the liabilities of the Amerindo Fund by the Fund in exchange for shares of the Fund; Proposal 1(B), the approval or disapproval of the liquidation of the Amerindo Fund and subsequent deregistration and dissolution of Amerindo Funds, Inc. in the event the Reorganization Agreement is approved but the reorganization does not occur; and Proposal 2, the approval or disapproval of an investment advisory agreement between Amerindo Funds, Inc. and the Advisor. The shareholders of the Amerindo Fund approved each of the proposals as follows:

    Proposal 1(A) — Agreement and Plan of Reorganization. The results of the vote were 3,522,867 votes For, 113,792 votes Against, 297,181 Abstentions and 0 Broker Non-Votes.

27

Munder Internet Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    Proposal 1(B) — Liquidation of Amerindo Fund. The results of the vote were 3,497,079 votes For, 138,229 votes Against, 298,529 Abstentions and 0 Broker Non-Votes.

    Proposal 2 — Liquidation of Amerindo Fund. The results of the vote were 3,520,462 votes For, 110,178 votes Against, 303,202 Abstentions and 0 Broker Non-Votes.

13. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

14. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

28

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNNET1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Large-Cap Core
Growth Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2005, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Michael Bryk, Michael Gura, Suresh Rajagopal and Geoffrey Wilson

    The Fund generated a return of 5.67% for the six months ended December 31, 2005. This compares to the 5.77% return for the S&P 500®, the 5.75% median return

ii

for the Lipper universe of large-cap core funds and the 9.93% median return for the Lipper universe of multi-cap growth funds. (The Fund is included in the Lipper multi-cap growth universe.)

    During the period, the Fund benefited from solid performance of large-cap stocks in general. On a relative basis compared to the Fund’s S&P 500® benchmark, performance of the Fund was helped by contributions from the health care, energy, utilities and financials sectors. An overweight in Express Scripts, Inc. (0.7% of the Fund), a provider of pharmacy benefit management and administration services, drove the strong performance of the health care sector. An overweight in UnitedHealth Group, Inc. (1.5% of the Fund) also helped to boost returns in that sector.

    The strong relative performance in the energy sector was primarily due to overweights in Ultra Petroleum Corp. (1.0% of the Fund), BJ Services Company (0.8% of the Fund), XTO Energy Inc. (0.8% of the Fund) and Valero Energy Corporation (0.7% of the Fund). Aqua America, Inc., a water utility, was the primary contributor to the positive relative return in the utilities sector. The position in Aqua America was eliminated in August because of valuation concerns.

    In the financials sector, overweights in two insurance companies, W.R. Berkley Corporation, (1.5% of the Fund), and Brown & Brown, Inc., (0.7% of the Fund) made the largest contribution to relative returns. Neither stock is represented in the S&P 500® Index.

    The positive contributors to relative performance were only partially offset by the weak relative return of the Fund’s information technology sector. The largest detractors from relative returns in that sector included Dell, Inc. (1.5% of the Fund), a computer manufacturer, Symantec Corporation (1.0% of the Fund), a provider of security software, and CACI International, Inc. (0.7% of the Fund), a supplier of systems integration, managed network, knowledge management and engineering services.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper large-cap core funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$1,060.70	$7.95	1.53%
Class B	$1,000.00	$1,055.60	$11.81	2.28%
Class C	$1,000.00	$1,055.90	$11.81	2.28%
Class K	$1,000.00	$1,060.60	$7.95	1.53%
Class Y	$1,000.00	$1,061.90	$6.65	1.28%

Hypothetical
Class A	$1,000.00	$1,017.49	$7.78	1.53%
Class B	$1,000.00	$1,013.71	$11.57	2.28%
Class C	$1,000.00	$1,013.71	$11.57	2.28%
Class K	$1,000.00	$1,017.49	$7.78	1.53%
Class Y	$1,000.00	$1,018.75	$6.51	1.28%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Large-Cap Core Growth Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 95.3%
Consumer Discretionary — 11.8%
Diversified Consumer Services — 1.3%
56,800	Education Management Corporation †	$1,903,368

Household Durables — 2.5%
52,800	D.R. Horton, Inc.	1,886,544
47,600	Pulte Homes, Inc.	1,873,536

		3,760,080

Multiline Retail — 2.0%
31,700	Nordstrom, Inc.	1,185,580
33,000	Target Corporation	1,814,010

		2,999,590

Specialty Retail — 6.0%
31,750	Advance Auto Parts, Inc. †	1,379,855
41,000	Bed Bath & Beyond, Inc. †	1,482,150
40,967	Lowe’s Companies, Inc.	2,730,860
47,566	O’Reilly Automotive, Inc. †,(a)	1,522,588
77,250	Staples, Inc.	1,754,347

		8,869,800

Total Consumer Discretionary		17,532,838

Consumer Staples — 8.7%
Beverages — 2.8%
54,200	Constellation Brands, Inc., Class A †	1,421,666
47,600	PepsiCo, Inc.	2,812,208

		4,233,874

Food & Staples Retailing — 2.3%
33,033	Wal-Mart Stores, Inc.	1,545,944
42,233	Walgreen Company	1,869,233

		3,415,177

Household Products — 2.3%
58,034	Procter & Gamble Company (The)	3,359,008

Personal Products — 1.3%
41,613	Alberto-Culver Company (a)	1,903,795

Total Consumer Staples		12,911,854

See Notes to Financial Statements.

1

Munder Large-Cap Core Growth Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy — 8.9%
Energy Equipment & Services — 1.6%
31,500	BJ Services Company	$1,155,105
7,919	Noble Corporation	558,606
6,700	Schlumberger Limited	650,905

		2,364,616

Oil, Gas & Consumable Fuels — 7.3%
11,200	BP PLC, ADR	719,264
31,700	ConocoPhillips	1,844,306
79,300	Exxon Mobil Corporation	4,454,281
26,600	Ultra Petroleum Corp. †	1,484,280
21,100	Valero Energy Corporation	1,088,760
28,100	XTO Energy Inc.	1,234,714

		10,825,605

Total Energy		13,190,221

Financials — 20.8%
Capital Markets — 1.2%
18,500	Franklin Resources, Inc.	1,739,185

Commercial Banks — 3.7%
67,100	Bank of America Corporation	3,096,665
37,000	Wells Fargo & Company	2,324,710

		5,421,375

Consumer Finance — 3.7%
38,300	American Express Company	1,970,918
15,900	Capital One Financial Corporation	1,373,760
39,000	SLM Corporation	2,148,510

		5,493,188

Diversified Financial Services — 1.2%
35,700	CIT Group Inc.	1,848,546

Insurance — 6.9%
43,681	American International Group, Inc.	2,980,354
35,642	Brown & Brown, Inc. (a)	1,088,507
27,700	Manulife Financial Corporation (a)	1,628,760

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Insurance (Continued)
33,000	Prudential Financial, Inc.	$2,415,270
45,550	W. R. Berkley Corporation	2,169,091

		10,281,982

Real Estate — 1.9%
45,480	General Growth Properties, Inc., REIT	2,137,105
21,100	New Century Financial Corporation, REIT (a)	761,077

		2,898,182

Thrifts & Mortgage Finance — 2.2%
21,100	Federal Home Loan Mortgage Corporation	1,378,885
27,700	Golden West Financial Corporation	1,828,200

		3,207,085

Total Financials		30,889,543

Health Care — 13.9%
Biotechnology — 2.6%
34,355	Amgen, Inc. †	2,709,236
11,900	Genentech, Inc. †	1,100,750

		3,809,986

Health Care Equipment & Supplies — 2.6%
42,300	Biomet, Inc.	1,546,911
39,600	Medtronic, Inc.	2,279,772

		3,826,683

Health Care Providers & Services — 6.3%
35,743	Caremark Rx, Inc. †	1,851,130
12,516	Express Scripts, Inc. †	1,048,841
50,871	Health Management Associates, Inc., Class A (a)	1,117,127
15,900	Quest Diagnostics Incorporated	818,532
35,644	UnitedHealth Group, Inc.	2,214,918
29,100	WellPoint, Inc. †	2,321,889

		9,372,437

Pharmaceuticals — 2.4%
59,473	Johnson & Johnson	3,574,327

Total Health Care		20,583,433

See Notes to Financial Statements.

3

Munder Large-Cap Core Growth Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials — 11.7%
Aerospace & Defense — 1.4%
27,763	L-3 Communications Holdings, Inc.	$2,064,179

Air Freight & Logistics — 1.5%
29,100	United Parcel Service, Inc., Class B	2,186,865

Electrical Equipment — 0.8%
14,700	Emerson Electric Co.	1,098,090

Industrial Conglomerates — 4.4%
25,100	3M Company	1,945,250
129,448	General Electric Company	4,537,152

		6,482,402

Machinery — 1.8%
48,900	Danaher Corporation	2,727,642

Road & Rail — 1.8%
60,800	Norfolk Southern Corporation	2,725,664

Total Industrials		17,284,842

Information Technology — 13.8%
Communications Equipment — 1.3%
111,017	Cisco Systems, Inc. †	1,900,611

Computers & Peripherals — 1.5%
72,688	Dell, Inc. †	2,179,913

Electronic Equipment & Instruments — 0.9%
24,000	CDW Corporation	1,381,680

Information Technology Services — 3.1%
58,100	Accenture Ltd., Class A	1,677,347
18,400	CACI International, Inc. †	1,055,792
51,500	Satyam Computer Services Ltd., ADR (a)	1,884,385

		4,617,524

Semiconductors & Semiconductor Equipment — 4.4%
132,614	Intel Corporation	3,310,046
33,000	Marvell Technology Group Ltd. †	1,850,970
37,000	Maxim Integrated Products, Inc.	1,340,880

		6,501,896

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Software — 2.6%
200,800	Oracle Corporation †	$2,451,768
82,708	Symantec Corporation †	1,447,390

		3,899,158

Total Information Technology		20,480,782

Materials — 2.2%
Chemicals — 1.3%
37,000	Praxair, Inc.	1,959,520

Construction Materials — 0.9%
26,400	Florida Rock Industries, Inc.	1,295,184

Total Materials		3,254,704

Telecommunication Services — 2.1%
Wireless Telecommunication Services — 2.1%
27,700	ALLTEL Corporation	1,747,870
60,282	Sprint Nextel Corporation	1,408,188

		3,156,058

Utilities — 1.4%
Electric Utilities — 1.4%
38,300	Exelon Corporation	2,035,262

TOTAL COMMON STOCKS
(Cost $115,957,206)		141,319,537

Principal
Amount

REPURCHASE AGREEMENT — 4.6%
(Cost $6,749,000)
$6,749,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $6,751,925 on 01/03/2006, collateralized by $6,850,000 FHLMC, 5.500% maturing 11/16/2015 (value $6,884,250)	6,749,000

See Notes to Financial Statements.

5

Munder Large-Cap Core Growth Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COLLATERAL FOR SECURITIES ON LOAN — 2.5%
(Cost $3,709,892)
3,709,892	State Street Navigator Securities Trust – Prime Portfolio (b)	$3,709,892

TOTAL INVESTMENTS
(Cost $126,416,098)	102.4%	151,778,429
OTHER ASSETS AND LIABILITIES (Net)	(2.4)	(3,588,376)

NET ASSETS	100.0%	$148,190,053

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	As of December 31, 2005, the market value of the securities on loan is $3,591,174.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

6

At December 31, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Munder Large-Cap Core Growth Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	90.1%	$133,558,811
Bermuda	2.4	3,528,317
India	1.2	1,884,385
Canada	1.1	1,628,760
United Kingdom	0.5	719,264

TOTAL COMMON STOCKS	95.3	141,319,537
REPURCHASE AGREEMENT	4.6	6,749,000
COLLATERAL FOR SECURITIES ON LOAN	2.5	3,709,892

TOTAL INVESTMENTS	102.4	151,778,429
OTHER ASSETS AND LIABILITIES (Net)	(2.4)	(3,588,376)

NET ASSETS	100.0%	$148,190,053

See Notes to Financial Statements.

7

Munder Large-Cap Core Growth Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $3,591,174 of securities loaned)	$145,029,429
Repurchase agreement	6,749,000

Total Investments	151,778,429
Cash	552
Interest receivable	1,462
Dividends receivable	118,339
Receivable for Fund shares sold	190,217
Prepaid expenses and other assets	32,533

Total assets	152,121,532

LIABILITIES:
Payable for Fund shares redeemed	70,989
Payable upon return of securities loaned	3,709,892
Trustees’ fees and expenses payable	49,678
Transfer agency/record keeping fees payable	38,950
Administration fees payable	15,743
Distribution and shareholder servicing fees payable — Class A, B and C Shares	15,531
Shareholder servicing fees payable — Class K Shares	11,128
Investment advisory fees payable	7,567
Custody fees payable	2,217
Accrued expenses and other payables	9,784

Total liabilities	3,931,479

NET ASSETS	$148,190,053

Investments, at cost	$126,416,098

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(93,477)
Accumulated net realized loss on investments sold	(22,250,211)
Net unrealized appreciation of investments	25,362,331
Paid-in capital	145,171,410

$148,190,053

NET ASSETS:
Class A Shares	$30,025,116

Class B Shares	$4,504,447

Class C Shares	$4,226,689

Class K Shares	$50,063,856

Class Y Shares	$59,369,945

SHARES OUTSTANDING:
Class A Shares	1,910,447

Class B Shares	320,518

Class C Shares	298,219

Class K Shares	3,177,251

Class Y Shares	3,643,253

CLASS A SHARES:
Net asset value and redemption price per share	$15.72

Maximum sales charge	5.50%
Maximum offering price per share	$16.63

CLASS B SHARES:
Net asset value and offering price per share*	$14.05

CLASS C SHARES:
Net asset value and offering price per share*	$14.17

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$15.76

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$16.30

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Core Growth Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$68,794
Dividends(a)	659,848
Securities lending	1,770

Total Investment Income	730,412

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	37,332
Class B Shares	24,708
Class C Shares	21,944
Shareholder servicing fees:
Class K Shares	17,260
Investment advisory fees	406,003
Administration fees	86,679
Transfer agency/record keeping fees	55,166
Legal and audit fees	46,943
Trustees’ fees and expenses	24,059
Registration and filing fees	19,727
Custody fees	14,038
Other	40,214

Total Expenses	794,073

NET INVESTMENT LOSS	(63,661)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	4,786,476
Futures contracts	(31,896)
Foreign currency-related transactions	139
Net change in unrealized appreciation/(depreciation) of securities	106,400

Net realized and unrealized gain on investments	4,861,119

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,797,458

(a)	Net of dividend withholding taxes of $1,499.

See Notes to Financial Statements.

10

Munder Large-Cap Core Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Net investment income/(loss)	$(63,661)	$5,938
Net realized gain from security transactions, futures contracts and foreign currency-related transactions	4,754,719	7,023,193
Net change in unrealized appreciation/(depreciation) of securities	106,400	1,621,825

Net increase in net assets resulting from operations	4,797,458	8,650,956
Dividends to shareholders from net investment income:
Class A Shares	—	—
Class B Shares	—	—
Class C Shares	—	—
Class K Shares	—	—
Class Y Shares	(1,346)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(950,908)	(3,456,776)
Class B Shares	(1,268,798)	(3,196,086)
Class C Shares	(619,970)	(391,051)
Class K Shares	42,728,589	(3,395,798)
Class Y Shares	3,290,565	(7,807,977)
Short-term trading fees	1,449	149
Voluntary contribution from Advisor	534,519	—

Net increase/(decrease) in net assets	48,511,558	(9,596,583)
NET ASSETS:
Beginning of period	99,678,495	109,275,078

End of period	$148,190,053	$99,678,495

Accumulated net investment loss	$(93,477)	$(28,470)

See Notes to Financial Statements.

11

Munder Large-Cap Core Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Amount
Class A Shares:
Sold*	$1,919,322	$3,136,905
Redeemed	(2,870,230)	(6,593,681)

Net decrease	$(950,908)	$(3,456,776)

Class B Shares:
Sold	$504,783	$612,844
Redeemed*	(1,773,581)	(3,808,930)

Net decrease	$(1,268,798)	$(3,196,086)

Class C Shares:
Sold	$380,654	$729,895
Redeemed	(1,000,624)	(1,120,946)

Net decrease	$(619,970)	$(391,051)

Class K Shares:
Sold	$43,822,909	$424,802
Redeemed	(1,094,320)	(3,820,600)

Net increase/(decrease)	$42,728,589	$(3,395,798)

Class Y Shares:
Sold	$5,519,327	$3,126,036
Issued as reinvestment of dividends	116	—
Redeemed	(2,228,878)	(10,934,013)

Net increase/(decrease)	$3,290,565	$(7,807,977)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Shares
Class A Shares:
Sold*	124,686	221,410
Redeemed	(187,231)	(469,452)

Net decrease	(62,545)	(248,042)

Class B Shares:
Sold	36,915	47,572
Redeemed*	(129,183)	(302,482)

Net decrease	(92,268)	(254,910)

Class C Shares:
Sold	27,329	58,235
Redeemed	(71,932)	(88,276)

Net decrease	(44,603)	(30,041)

Class K Shares:
Sold	2,746,117	29,930
Redeemed	(71,236)	(272,492)

Net increase/(decrease)	2,674,881	(242,562)

Class Y Shares:
Sold	339,358	214,879
Issued as reinvestment of dividends	7	—
Redeemed	(140,151)	(767,109)

Net increase/(decrease)	199,214	(552,230)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

13

Munder Large-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year		Year
	12/31/05(c)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)

Net asset value, beginning of period	$14.82		$13.59	$11.39	$11.72	$15.64		$20.63

Income/(loss) from investment operations:
Net investment loss	(0.01)		(0.01)	(0.05)	(0.02)	(0.03)		(0.06)
Net realized and unrealized gain/(loss) on investments	0.83		1.24	2.25	(0.31)	(3.34)		(2.64)

Total from investment operations	0.82		1.23	2.20	(0.33)	(3.37)		(2.70)

Less distributions:
Distributions from net realized gains	—		—	—	—	(0.55)		(2.29)
Distributions from capital	—		—	—	—	(0.00	)(d)	—

Total distributions	—		—	—	—	(0.55)		(2.29)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—		—

Voluntary contribution from Advisor	0.08		—	—	—	—		—

Net asset value, end of period	$15.72		$14.82	$13.59	$11.39	$11.72		$15.64

Total return (b)	6.07	%(f)	9.05%	19.32%	(2.82)%	(21.72)%		(14.51)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$30,025		$29,248	$30,186	$28,983	$32,255		$48,009
Ratio of operating expenses to average net assets	1.53	%(e)	1.50%	1.48%	1.33%	1.21%		1.21%
Ratio of net investment loss to average net assets	(0.18	)%(e)	(0.04)%	(0.38)%	(0.14)%	(0.19)%		(0.30)%
Portfolio turnover rate	26%		29%	43%	66%	20%		38%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.53	%(e)	1.50%	1.48%	1.33%	1.21%		1.42%

(a)	The Munder Large-Cap Core Growth Fund Class A Shares and Class B Shares commenced operations on August 4, 1993 and April 29, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 5.47% for Class A Shares and 5.03% for Class B Shares.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year		Year
12/31/05(c)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)

$13.31		$12.30	$10.38	$10.75	$14.50		$19.52

(0.06)		(0.10)	(0.13)	(0.09)	(0.12)		(0.18)
0.72		1.11	2.05	(0.28)	(3.08)		(2.55)

0.66		1.01	1.92	(0.37)	(3.20)		(2.73)

—		—	—	—	(0.55)		(2.29)
—		—	—	—	(0.00	)(d)	—

—		—	—	—	(0.55)		(2.29)

0.00	(d)	0.00 (d)	—	—	—		—

0.08		—	—	—	—		—

$14.05		$13.31	$12.30	$10.38	$10.75		$14.50

5.56	%(f)	8.21%	18.50%	(3.53)%	(22.21)%		(15.54)%

$4,504		$5,493	$8,210	$10,377	$12,602		$25,574
2.28	%(e)	2.25%	2.23%	2.08%	1.96%		1.96%
(0.92	)%(e)	(0.79)%	(1.13)%	(0.89)%	(0.94)%		(1.05)%
26%		29%	43%	66%	20%		38%
2.28	% (e)	2.25%	2.23%	2.08%	1.96%		2.17%

See Notes to Financial Statements.

15

Munder Large-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year		Year
	12/31/05(c)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)

Net asset value, beginning of period	$13.42		$12.40	$10.46	$10.85	$14.62		$19.55

Income/(loss) from investment operations:
Net investment loss	(0.06)		(0.10)	(0.13)	(0.09)	(0.12)		(0.18)
Net realized and unrealized gain/(loss) on investments	0.73		1.12	2.07	(0.30)	(3.10)		(2.46)

Total from investment operations	0.67		1.02	1.94	(0.39)	(3.22)		(2.64)

Less distributions:
Distributions from net realized gains	—		—	—	—	(0.55)		(2.29)
Distributions from capital	—		—	—	—	(0.00	)(d)	—

Total distributions	—		—	—	—	(0.55)		(2.29)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—		—

Voluntary contribution from Advisor	0.08		—	—	—	—		—

Net asset value, end of period	$14.17		$13.42	$12.40	$10.46	$10.85		$14.62

Total return (b)	5.59	%(f)	8.23%	18.55%	(3.59)%	(22.23)%		(15.05)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$4,227		$4,600	$4,622	$4,836	$4,153		$7,715
Ratio of operating expenses to average net assets	2.28	%(e)	2.25%	2.23%	2.08%	1.96%		1.96%
Ratio of net investment loss to average net assets	(0.92	)%(e)	(0.79)%	(1.13)%	(0.89)%	(0.94)%		(1.05)%
Portfolio turnover rate	26%		29%	43%	66%	20%		38%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.28	%(e)	2.25%	2.23%	2.08%	1.96%		2.17%

(a)	The Munder Large-Cap Core Growth Fund Class C Shares and Class K Shares commenced operations on September 20, 1993 and June 23, 1995, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 5.07% for Class C Shares and 5.92% for Class K Shares.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year	Year	Year		Year
12/31/05(c)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)

$14.86		$13.63	$11.42	$11.74	$15.66		$20.63

(0.02)		(0.01)	(0.05)	(0.01)	(0.03)		(0.05)
0.84		1.24	2.26	(0.31)	(3.34)		(2.63)

0.82		1.23	2.21	(0.32)	(3.37)		(2.68)

—		—	—	—	(0.55)		(2.29)
—		—	—	—	(0.00	)(d)	—

—		—	—	—	(0.55)		(2.29)

0.00	(d)	0.00 (d)	—	—	—		—

0.08		—	—	—	—		—

$15.76		$14.86	$13.63	$11.42	$11.74		$15.66

6.06	%(f)	9.02%	19.35%	(2.81)%	(21.63)%		(14.41)%

$50,064		$7,467	$10,151	$15,646	$121,485		$195,746
1.53	%(e)	1.50%	1.48%	1.33%	1.21%		1.21%
(0.20	)%(e)	(0.04)%	(0.38)%	(0.14)%	(0.19)%		(0.30)%
26%		29%	43%	66%	20%		38%
1.53	%(e)	1.50%	1.48%	1.33%	1.21%		1.42%

See Notes to Financial Statements.

17

Munder Large-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (Continued)

	Y Shares

	Period Ended		Year	Year	Year	Year		Year
	12/31/05(c)		Ended	Ended	Ended	Ended		Ended
	Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)		6/30/01(c)

Net asset value, beginning of period	$15.35		$14.04	$11.73	$12.04	$16.00		$20.98

Income/(loss) from investment operations:
Net investment income/(loss)	0.01		0.03	(0.02)	0.01	0.01		(0.01)
Net realized and unrealized gain/(loss) on investments	0.86		1.28	2.33	(0.32)	(3.42)		(2.68)

Total from investment operations	0.87		1.31	2.31	(0.31)	(3.41)		(2.69)

Less distributions:
Dividends from net investment income	(0.00	)(d)	—	—	—	—		—
Distributions from net realized gains	—		—	—	—	(0.55)		(2.29)
Distributions from capital	—		—	—	—	(0.00	)(d)	—

Total distributions	—		—	—	—	(0.55)		(2.29)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—		—

Voluntary contribution from Advisor	0.08		—	—	—	—		—

Net asset value, end of period	$16.30		$15.35	$14.04	$11.73	$12.04		$16.00

Total return (b)	6.19	%(f)	9.33%	19.69%	(2.66)%	(21.41)%		(14.20)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$59,370		$52,871	$56,106	$54,610	$80,489		$159,736
Ratio of operating expenses to average net assets	1.28	%(e)	1.25%	1.23%	1.08%	0.96%		0.96%
Ratio of net investment loss to average net assets	0.07	%(e)	0.21%	(0.13)%	0.11%	0.06%		(0.05)%
Portfolio turnover rate	26%		29%	43%	66%	20%		38%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.28	%(e)	1.25%	1.23%	1.08%	0.96%		1.17%

(a)	The Munder Large-Cap Core Growth Fund Class Class Y Shares commenced operations on August 16, 1993.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 5.67% for Class Y Shares.

See Notes to Financial Statements.

18

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2005 (Unaudited)

1. Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Large-Cap Core Growth Fund (the “Fund”), a series of MST. Financial statements of the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which my be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

19

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to

20

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Futures Contracts: The Fund used futures contracts for hedging purposes, for cash management purposes, for the purpose of remaining fully invested, or for the purpose of maintaining liquidity. Upon entering into a futures contract, the Fund deposited with the broker, or pledged as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) were made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in a futures contract were recorded as unrealized appreciation/(depreciation) of futures contracts. A Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the

21

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

22

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 0.75% on assets up to $1 billion; 0.725% on assets from $1 billion to $2 billion; and 0.70% on assets exceeding $2 billion. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.7500% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $86,679 before payment of sub-administration fees and $55,617 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1600% for administrative services.

    The Advisor made a voluntary capital contribution to the Fund during the period ended December 31, 2005 of $534,519 after completing a review of certain shareholder trading activities in prior years.

23

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,963 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

24

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $1,672 to Comerica Securities and $16,789 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $65,206,081 and $26,730,034, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $26,532,143, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,169,812 and net appreciation for financial reporting purposes was $25,362,331. At December 31, 2005, aggregate cost for financial reporting purposes was $126,416,098.

6. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $662.

25

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital	Unrealized
Income	Loss Carryover	Appreciation	Total

$1,272	$(26,547,743)	$24,798,744	$(1,747,727)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes, $26,547,743 of unused capital losses of which $1,581,070 and $24,966,673 expire in 2010 and 2011, respectively. In addition, $1,581,070 of the losses expiring in 2010 may be further limited as this amount was acquired on May 9, 2003 in the reorganization with the Munder Large-Cap Growth Fund.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2005 in the amount of $7,009,211.

9. Subsequent Event

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

26

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

10. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

27

[This Page Intentionally Left Blank]

28

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLCCG1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Large-Cap
Value Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
v	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. This Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2005, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: John Adams, John Kreiter and Joseph Skornicka

    The Fund earned a return of 5.43% for the six months ended December 31, 2005, relative to the 5.20% return for the Russell 1000 Value Index, the 5.42% median return for the Lipper universe of large-cap value funds and the 5.37% median return for the Lipper universe of multi-cap value funds. (The Fund is included in the Lipper multi-cap value universe.)

    During the period, the Fund benefited from solid performance of large-cap stocks in general. On a relative basis, compared to its Russell benchmark, the financials sector made the largest positive contribution to the Fund’s return. The strong relative return of the sector came largely from four overweighted holdings: Merrill Lynch & Co., Inc. (2.4% of the Fund); Lehman Brothers Holdings, Inc. (0.7% of the Fund); CIT Group Inc. (1.6% of the Fund) and ACE Limited (1.5% of the Fund). Merrill Lynch and Lehman Brothers are global investment firms, CIT Group provides financing and leasing products and advisory services to companies in more than 30 industries, and ACE is an insurance company, focusing on property and casualty insurance and reinsurance.

    Other top contributors to the Fund’s positive relative performance included WellPoint, Inc. (2.7% of the Fund), National Oilwell Varco, Inc. (0.7% of the Fund), Praxair, Inc. (2.1% of the Fund), The Scotts Miracle-Gro Company (0.7% of the Fund) and Accenture Ltd. (1.2% of the Fund). WellPoint is a provider of health benefit programs, including group life and disability insurance benefits and pharmacy benefit management. National Oilwell Varco manufactures oilfield equipment. Praxair supplies specialty gases and surface coatings. Scotts Miracle-Gro manufactures and markets lawn and garden products, and Accenture provides technology consulting services to the communications, technology, media and entertainment industries.

    Partially offsetting these positive factors was the weaker relative performance in the consumer staples sector. Weakness in the sector came primarily from an overweight in BJ’s Wholesale Club, Inc. (1.1% of the Fund) and CVS Corporation (0.7% of the Fund), and the lack of a position in Altria Group, Inc. BJ’s Wholesale Club offers brand name and general merchandise items. CVS has both a retail pharmacy segment and a pharmacy benefit management division. Altria Group includes such well-known subsidiaries as Phillip Morris (a cigarette manufacturer), and Kraft Foods.

    Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies (the 1,000 largest companies in the Russell 3000 Index, an index representing approximately 99% of the U.S. equity market) with lower price-to-book ratios and lower forecasted growth rates. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iii

    The Lipper universe of multi-cap value funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper large-cap value funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iv

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

v

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$1,053.70	$7.45	1.44%
Class B	$1,000.00	$1,049.40	$11.31	2.19%
Class C	$1,000.00	$1,049.50	$11.31	2.19%
Class K	$1,000.00	$1,053.70	$7.45	1.44%
Class Y	$1,000.00	$1,054.30	$6.16	1.19%

Hypothetical
Class A	$1,000.00	$1,017.95	$7.32	1.44%
Class B	$1,000.00	$1,014.17	$11.12	2.19%
Class C	$1,000.00	$1,014.17	$11.12	2.19%
Class K	$1,000.00	$1,017.95	$7.32	1.44%
Class Y	$1,000.00	$1,019.21	$6.06	1.19%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vi

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 99.6%
Consumer Discretionary — 10.5%
Auto Components — 1.0%
16,095	Magna International, Inc., Class A	$1,158,518

Hotels, Restaurants & Leisure — 0.9%
14,152	Harrah’s Entertainment, Inc.	1,008,896

Household Durables — 2.8%
31,374	Centex Corporation	2,242,927
23,360	Pulte Homes, Inc.	919,450

		3,162,377

Media — 4.0%
86,324	Comcast Corporation, Class A Special †	2,217,664
16,250	Omnicom Group Inc.	1,383,362
47,030	Time Warner Inc.	820,203

		4,421,229

Specialty Retail — 1.1%
29,220	Home Depot, Inc. (The)	1,182,826

Textiles, Apparel & Luxury Goods — 0.7%
9,560	NIKE, Inc., Class B	829,712

Total Consumer Discretionary		11,763,558

Consumer Staples — 4.9%
Food & Staples Retailing — 2.7%
43,170	BJ’s Wholesale Club, Inc. †,(a)	1,276,105
29,090	CVS Corporation	768,558
54,890	Kroger Co. (The) †	1,036,323

		3,080,986

Food Products — 2.2%
41,860	Cadbury Schweppes PLC, ADR (a)	1,602,820
47,490	Tyson Foods, Inc., Class A	812,079

		2,414,899

Total Consumer Staples		5,495,885

Energy — 13.4%
Energy Equipment & Services — 2.8%
12,670	National Oilwell Varco, Inc. †	794,409
16,620	Noble Corporation	1,172,375
32,200	Weatherford International Ltd. †	1,165,640

		3,132,424

See Notes to Financial Statements.

1

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels — 10.6%
32,880	Apache Corporation	$2,252,937
27,958	Chevron Corporation	1,587,176
38,590	ConocoPhillips	2,245,166
78,849	Exxon Mobil Corporation	4,428,948
10,220	Total SA, ADR (a)	1,291,808

		11,806,035

Total Energy		14,938,459

Financials — 36.9%
Capital Markets — 5.7%
39,430	Bank of New York Company, Inc. (The)	1,255,845
12,911	Goldman Sachs Group, Inc. (The)	1,648,864
5,758	Lehman Brothers Holdings, Inc.	738,003
39,420	Merrill Lynch & Co., Inc.	2,669,917

		6,312,629

Commercial Banks — 8.2%
54,452	Bank of America Corporation	2,512,960
63,880	U.S. Bancorp	1,909,373
36,880	Wachovia Corporation	1,949,477
24,788	Wells Fargo & Company	1,557,430
15,520	Zions Bancorporation	1,172,691

		9,101,931

Consumer Finance — 1.2%
25,400	American Express Company	1,307,084

Diversified Financial Services — 8.2%
33,550	CIT Group Inc.	1,737,219
97,471	Citigroup, Inc.	4,730,268
67,639	JPMorgan Chase & Co.	2,684,592

		9,152,079

Insurance — 6.4%
30,756	ACE Limited	1,643,601
23,880	Allstate Corporation (The)	1,291,192
13,414	American International Group, Inc.	915,237
38,000	Genworth Financial, Inc. Class A	1,314,040
22,760	Hartford Financial Services Group, Inc.	1,954,856

		7,118,926

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Real Estate — 2.3%
30,708	General Growth Properties, Inc., REIT	$1,442,969
24,020	ProLogis, REIT	1,122,214

		2,565,183

Thrifts & Mortgage Finance — 4.9%
23,972	Federal Home Loan Mortgage Corporation	1,566,570
57,530	PMI Group, Inc. (The) (a)	2,362,757
36,260	Washington Mutual, Inc.	1,577,310

		5,506,637

Total Financials		41,064,469

Health Care — 5.9%
Health Care Providers & Services — 2.7%
37,668	WellPoint, Inc. †	3,005,530

Pharmaceuticals — 3.2%
13,450	Johnson & Johnson	808,345
66,520	Pfizer, Inc.	1,551,246
25,270	Wyeth	1,164,189

		3,523,780

Total Health Care		6,529,310

Industrials — 8.2%
Aerospace & Defense — 2.1%
41,948	United Technologies Corporation	2,345,313

Commercial Services & Supplies — 1.0%
42,180	ARAMARK Corporation, Class B (a)	1,171,760

Industrial Conglomerates — 2.7%
37,010	General Electric Company	1,297,201
58,648	Tyco International Ltd.	1,692,581

		2,989,782

Machinery — 2.4%
32,160	Danaher Corporation	1,793,885
8,615	ITT Industries, Inc.	885,794

		2,679,679

Total Industrials		9,186,534

Information Technology — 6.1%
Communications Equipment — 1.1%
66,730	Nokia Corporation, ADR	1,221,159

See Notes to Financial Statements.

3

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Computers & Peripherals — 1.0%
24,283	Hewlett-Packard Company	$695,222
5,198	International Business Machines Corporation	427,276

		1,122,498

Electronic Equipment & Instruments — 0.8%
19,750	Amphenol Corporation, Class A (a)	874,135

Information Technology Services — 1.2%
46,710	Accenture Ltd., Class A	1,348,518

Semiconductors & Semiconductor Equipment — 1.1%
46,710	Intel Corporation	1,165,881

Software — 0.9%
19,460	Intuit, Inc. †	1,037,218

Total Information Technology		6,769,409

Materials — 5.0%
Chemicals — 3.8%
15,170	BASF AG, ADR	1,160,202
43,118	Praxair, Inc.	2,283,529
17,920	Scotts Miracle-Gro Company (The) (a)	810,701

		4,254,432

Metals & Mining — 1.2%
19,150	Nucor Corporation	1,277,688

Total Materials		5,532,120

Telecommunication Services — 3.5%
Diversified Telecommunication Services — 2.5%
46,416	AT&T Inc.	1,136,728
62,380	BellSouth Corporation	1,690,498

		2,827,226

Wireless Telecommunication Services — 1.0%
17,151	ALLTEL Corporation	1,082,228

Total Telecommunication Services		3,909,454

Utilities — 5.2%
Electric Utilities — 3.2%
18,180	American Electric Power Company, Inc.	674,296
9,815	Edison International	428,032
15,832	Exelon Corporation	841,313
12,400	FirstEnergy Corp.	607,476

See Notes to Financial Statements.

4

Shares		Value

Utilities (Continued)
Electric Utilities (Continued)
12,108	FPL Group, Inc.	$503,208
14,590	Southern Company (The)	503,793

		3,558,118

Gas Utilities — 0.4%
11,006	Equitable Resources, Inc.	403,810

Independent Power Producers & Energy Traders — 0.6%
25,663	Duke Energy Corporation	704,449

Multi-Utilities — 1.0%
9,310	Dominion Resources, Inc.	718,732
10,062	Wisconsin Energy Corporation	393,022

		1,111,754

Total Utilities		5,778,131

TOTAL COMMON STOCKS
(Cost $87,484,720)		110,967,329

COLLATERAL FOR SECURITIES ON LOAN — 4.9%
(Cost $5,414,993)
5,414,993	State Street Navigator Securities Lending Trust – Prime Portfolio, (b)	5,414,993

TOTAL INVESTMENTS
(Cost $92,899,713)	104.5%	116,382,322
OTHER ASSETS AND LIABILITIES (Net)	(4.5)	(5,012,623)

NET ASSETS	100.0%	$111,369,699

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	As of December 31, 2005, the market value of the securities on loan is $5,250,636.

ABBREVIATIONS:

ADR   — American Depositary Receipt
REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

5

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

At December 31, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Munder Large-Cap Value Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.7%	$99,848,124
Bermuda	4.2	4,684,700
United Kingdom	1.4	1,602,819
France	1.2	1,291,808
Finland	1.1	1,221,159
Germany	1.0	1,160,201
Canada	1.0	1,158,518

TOTAL COMMON STOCKS	99.6	110,967,329
COLLATERAL FOR SECURITIES ON LOAN	4.9	5,414,993

TOTAL INVESTMENTS	104.5	116,382,322
OTHER ASSETS AND LIABILITIES (Net)	(4.5)	(5,012,623)

NET ASSETS	100.0%	$111,369,699

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Large-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value* (see accompanying schedule)	$116,382,322
Dividends receivable	101,891
Receivable for investment securities sold	621,202
Receivable for Fund shares sold	222,599
Prepaid expenses and other assets	32,045

Total Assets	117,360,059

LIABILITIES:
Custodian overdraft payable	152,772
Payable for Fund shares redeemed	293,580
Payable upon return of securities loaned	5,414,993
Trustees’ fees and expenses payable	36,346
Transfer agency/record keeping fees payable	31,585
Administration fees payable	12,466
Distribution and shareholder servicing fees payable — Class A, B and C Shares	11,172
Shareholder servicing fees payable — Class K Shares	8,261
Investment advisory fees payable	4,807
Custody fees payable	3,039
Accrued expenses and other payables	21,339

Total Liabilities	5,990,360

NET ASSETS	$111,369,699

Investments, at cost	$92,899,713

*	Including $5,250,636 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(202,624)
Undistributed net realized gain on investments	1,928,670
Net unrealized appreciation of investments	23,483,015
Paid-in capital	86,160,638

$111,369,699

NET ASSETS:
Class A Shares	$9,606,907

Class B Shares	$6,673,684

Class C Shares	$3,098,648

Class K Shares	$36,822,076

Class Y Shares	$55,168,384

SHARES OUTSTANDING:
Class A Shares	630,113

Class B Shares	446,329

Class C Shares	207,359

Class K Shares	2,413,235

Class Y Shares	3,614,368

CLASS A SHARES:
Net asset value and redemption price per share	$15.25

Maximum sales charge	5.50%
Maximum offering price per share	$16.14

CLASS B SHARES:
Net asset value and offering price per share*	$14.95

CLASS C SHARES:
Net asset value and offering price per share*	$14.94

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$15.26

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$15.26

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$29,062
Dividends(a)	1,065,012
Securities lending	3,399

Total Investment Income	1,097,473

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	11,470
Class B Shares	38,407
Class C Shares	15,912
Shareholder servicing fees:
Class K Shares	48,496
Investment advisory fees	421,276
Administration fees	89,663
Transfer agency/record keeping fees	53,194
Legal and audit fees	22,193
Trustees’ fees and expenses	20,812
Registration and filing fees	19,234
Custody fees	17,133
Other	27,793

Total Expenses	785,583

NET INVESTMENT INCOME	311,890

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from securities transactions	4,093,856
Net change in unrealized appreciation/(depreciation) of:
Securities	1,446,739
Foreign currency-related transactions	(48)

Net realized and unrealized gain on investments	5,540,547

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,852,437

(a)	Net of foreign withholding taxes of $4,672.

See Notes to Financial Statements.

10

Munder Large-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Net investment income	$311,890	$505,766
Net realized gain from security transactions	4,093,856	7,265,168
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	1,446,691	3,335,336

Net increase in net assets resulting from operations	5,852,437	11,106,270
Dividends to shareholders from net investment income:
Class A Shares	(42,415)	(36,174)
Class B Shares	(9,524)	(7,971)
Class C Shares	(4,427)	(2,483)
Class K Shares	(166,931)	(161,659)
Class Y Shares	(312,605)	(261,419)
Distributions to shareholders from net realized gains:
Class A Shares	(225,197)	—
Class B Shares	(173,346)	—
Class C Shares	(75,988)	—
Class K Shares	(903,149)	—
Class Y Shares	(1,301,138)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	874,338	1,448,174
Class B Shares	(1,865,813)	(2,708,579)
Class C Shares	(184,952)	(399,758)
Class K Shares	5,176,235	(12,597,086)
Class Y Shares	1,523,380	16,325,513
Short-term trading fees	109	153

Net increase in net assets	8,161,014	12,704,981
NET ASSETS:
Beginning of period	103,208,685	90,503,704

End of period	$111,369,699	$103,208,685

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(202,624)	$21,388

See Notes to Financial Statements.

11

Munder Large-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Amount
Class A Shares:
Sold*	$2,078,180	$3,285,631
Issued as reinvestment of dividends and distributions	190,220	26,902
Redeemed	(1,394,062)	(1,864,359)

Net increase	$874,338	$1,448,174

Class B Shares:
Sold	$544,489	$2,060,168
Issued as reinvestment of dividends and distributions	98,817	4,168
Redeemed*	(2,509,119)	(4,772,915)

Net decrease	$(1,865,813)	$(2,708,579)

Class C Shares:
Sold	$176,639	$458,374
Issued as reinvestment of dividends and distributions	50,424	1,607
Redeemed	(412,015)	(859,739)

Net decrease	$(184,952)	$(399,758)

Class K Shares:
Sold	$12,242,245	$1,190,673
Issued as reinvestment of dividends and distributions	237,374	78
Redeemed	(7,303,384)	(13,787,837)

Net increase/(decrease)	$5,176,235	$(12,597,086)

Class Y Shares:
Sold	$4,960,158	$22,302,927
Issued as reinvestment of dividends and distributions	980,293	47,056
Redeemed	(4,417,071)	(6,024,470)

Net increase	$1,523,380	$16,325,513

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Shares
Class A Shares:
Sold*	135,827	230,133
Issued as reinvestment of dividends and distributions	12,479	1,843
Redeemed	(91,147)	(132,832)

Net increase	57,159	99,144

Class B Shares:
Sold	36,189	149,765
Issued as reinvestment of dividends and distributions	6,614	291
Redeemed*	(167,250)	(343,566)

Net decrease	(124,447)	(193,510)

Class C Shares:
Sold	11,766	32,466
Issued as reinvestment of dividends and distributions	3,375	112
Redeemed	(27,696)	(63,073)

Net decrease	(12,555)	(30,495)

Class K Shares:
Sold	815,837	85,088
Issued as reinvestment of dividends and distributions	15,570	6
Redeemed	(478,689)	(979,469)

Net increase/(decrease)	352,718	(894,375)

Class Y Shares:
Sold	324,497	1,509,771
Issued as reinvestment of dividends and distributions	64,239	3,177
Redeemed	(289,966)	(415,144)

Net increase	98,770	1,097,804

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year		Year	Year
	12/31/05(c)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02	6/30/01

Net asset value, beginning of period	$14.89		$13.21	$10.98	$11.42		$13.06	$11.83

Income/(loss) from investment operations:
Net investment income/(loss)	0.04		0.08	0.06	0.07		0.05	0.08
Net realized and unrealized gain/(loss) on investments	0.76		1.67	2.23	(0.44)		(1.25)	1.70

Total from investment operations	0.80		1.75	2.29	(0.37)		(1.20)	1.78

Less distributions:
Dividends from net investment income	(0.07)		(0.07)	(0.06)	(0.07)		(0.04)	(0.07)
Distributions from net realized gains	(0.37)		—	—	—		(0.40)	(0.48)
Distributions from capital	—		—	—	(0.00	)(d)	—	—

Total distributions	(0.44)		(0.07)	(0.06)	(0.07)		(0.44)	(0.55)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—		—	—

Net asset value, end of period	$15.25		$14.89	$13.21	$10.98		$11.42	$13.06

Total return(b)	5.37%		13.27%	20.86%	(3.16)%		(9.06)%	15.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,607		$8,532	$6,259	$5,675		$7,179	$6,654
Ratio of operating expenses to average net assets	1.44	%(e)	1.48%	1.47%	1.35%		1.28%	1.22%
Ratio of net investment income/(loss) to average net assets	0.50	%(e)	0.58%	0.52%	0.71%		0.34%	0.52%
Portfolio turnover rate	25%		47%	31%	30%		30%	65%
Ratio of operating expenses to average net assets without expense waivers	1.44	%(e)	1.48%	1.47%	1.35%		1.28%	1.22%

(a)	The Munder Large-Cap Value Fund Class A Shares and Class B Shares commenced operations on August 8, 1994 and August 9, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year		Year	Year
12/31/05(c)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02	6/30/01

$14.62		$13.02	$10.84	$11.29		$12.97	$11.79

(0.02)		(0.02)	(0.03)	(0.01)		(0.04)	(0.02)
0.74		1.63	2.21	(0.44)		(1.24)	1.69

0.72		1.61	2.18	(0.45)		(1.28)	1.67

(0.02)		(0.01)	—	(0.00	)(d)	—	(0.01)
(0.37)		—	—	—		(0.40)	(0.48)
—		—	—	(0.00	)(d)	—	—

(0.39)		(0.01)	—	—		(0.40)	(0.49)

0.00(d	)	0.00(d )	—	—		—	—

$14.95		$14.62	$13.02	$10.84		$11.29	$12.97

4.94%		12.37%	20.11%	(3.98)%		(9.72)%	14.39%

$6,674		$8,346	$9,948	$9,119		$11,994	$10,905
2.19%(e	)	2.23%	2.22%	2.10%		2.03%	1.97%
(0.23	)%(e)	(0.18)%	(0.23)%	(0.04)%		(0.41)%	(0.23)%
25%		47%	31%	30%		30%	65%
2.19%(e	)	2.23%	2.22%	2.10%		2.03%	1.97%

See Notes to Financial Statements.

15

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year		Year	Year
	12/31/05(c)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02	6/30/01

Net asset value, beginning of period	$14.61		$13.01	$10.84	$11.28		$12.96	$11.78

Income/(loss) from investment operations:
Net investment income/(loss)	(0.02)		(0.02)	(0.03)	(0.01)		(0.04)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.74		1.63	2.20	(0.43)		(1.24)	1.69

Total from investment operations	0.72		1.61	2.17	(0.44)		(1.28)	1.67

Less distributions:
Dividends from net investment income	(0.02)		(0.01)	—	(0.00	)(d)	—	(0.01)
Distributions from net realized gains	(0.37)		—	—	—		(0.40)	(0.48)
Distributions from capital	—		—	—	(0.00	)(d)	—	—

Total distributions	(0.39)		(0.01)	—	—		(0.40)	(0.49)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—		—	—

Net asset value, end of period	$14.94		$14.61	$13.01	$10.84		$11.28	$12.96

Total return(b)	4.95%		12.38%	20.02%	(3.89)%		(9.73)%	14.40%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,099		$3,214	$3,257	$2,817		$3,733	$3,781
Ratio of operating expenses to average net assets	2.19	%(e)	2.23%	2.22%	2.10%		2.03%	1.97%
Ratio of net investment income/(loss) to average net assets	(0.24	)%(e)	(0.18)%	(0.23)%	(0.04)%		(0.41)%	(0.23)%
Portfolio turnover rate	25%		47%	31%	30%		30%	65%
Ratio of operating expenses to average net assets without expense waivers	2.19	%(e)	2.23%	2.22%	2.10%		2.03%	1.97%

(a)	The Munder Large-Cap Value Fund Class C Shares and Class K Shares commenced operations on December 5, 1995 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year	Year		Year	Year
12/31/05(c)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02	6/30/01

$14.90		$13.22	$10.98	$11.43		$13.06	$11.84

0.04		0.08	0.06	0.07		0.05	0.08
0.76		1.67	2.24	(0.45)		(1.24)	1.69

0.80		1.75	2.30	(0.38)		(1.19)	1.77

(0.07)		(0.07)	(0.06)	(0.07)		(0.04)	(0.07)
(0.37)		—	—	—		(0.40)	(0.48)
—		—	—	(0.00	)(d)	—	—

(0.44)		(0.07)	(0.06)	(0.07)		(0.44)	(0.55)

0.00	(d)	0.00 (d)	—	—		—	—

$15.26		$14.90	$13.22	$10.98		$11.43	$13.06

5.37%		13.26%	20.96%	(3.25)%		(8.98)%	15.22%

$36,822		$30,709	$39,063	$47,087		$55,232	$80,625
1.44	%(e)	1.48%	1.47%	1.35%		1.28%	1.22%
0.50	%(e)	0.59%	0.52%	0.71%		0.34%	0.52%
25%		47%	31%	30%		30%	65%
1.44	%(e)	1.48%	1.47%	1.35%		1.28%	1.22%

See Notes to Financial Statements.

17

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year		Year	Year
	12/31/05(c)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02	6/30/01

Net asset value, beginning of period	$14.91		$13.23	$10.99	$11.43		$13.07	$11.84

Income/(loss) from investment operations:
Net investment income	0.06		0.12	0.09	0.10		0.07	0.10
Net realized and unrealized gain/(loss) on investments	0.75		1.67	2.24	(0.44)		(1.24)	1.71

Total from investment operations	0.81		1.79	2.33	(0.34)		(1.17)	1.81

Less distributions:
Dividends from net investment income	(0.09)		(0.11)	(0.09)	(0.10)		(0.07)	(0.10)
Distributions from net realized gains	(0.37)		—	—	—		(0.40)	(0.48)
Distributions from capital	—		—	—	(0.00	)(d)	—	—

Total distributions	(0.46)		(0.11)	(0.09)	(0.10)		(0.47)	(0.58)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—		—	—

Net asset value, end of period	$15.26		$14.91	$13.23	$10.99		$11.43	$13.07

Total return(b)	5.43%		13.53%	21.24%	(2.92)%		(8.83)%	15.59%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$55,168		$52,409	$31,977	$27,033		$77,446	$79,553
Ratio of operating expenses to average net assets	1.19	%(e)	1.23%	1.22%	1.10%		1.03%	0.97%
Ratio of net investment income to average net assets	0.75	%(e)	0.83%	0.77%	0.96%		0.59%	0.77%
Portfolio turnover rate	25%		47%	31%	30%		30%	65%
Ratio of operating expenses to average net assets without expense waivers	1.19	%(e)	1.24%	1.22%	1.10%		1.03%	0.97%

(a)	The Munder Large-Cap Value Fund Class Y Shares commenced operations on July 5, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

18

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited)

1. Organization

    As of December 31, 2005, The Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Large-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

19

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to

20

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation or depreciation from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

21

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.75% on the first $100 million, and 0.70% on assets exceeding $100 million. During the period ended December 31, 2005, the Fund paid an effective rate of 0.7462% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

22

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $89,663 before payment of sub-administration fees and $57,645 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1588% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3,805 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $30 from commissions on sales of Class A Shares of the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These

23

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $44 to Comerica Securities and $48,751 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $33,313,848 and $27,758,550, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $24,830,064, aggregate gross unrealized depreciation for all securities for

24

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

which there was an excess of financial reporting cost over value was $1,347,455 and net appreciation for financial reporting purposes was $23,482,609. At December 31, 2005, aggregate cost for financial reporting purposes was $92,899,713.

6. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $660.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2005, dividends of $469,706 were paid to shareholders from ordinary income on a tax basis.

25

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Capital
Ordinary	Long-Term	Loss	Unrealized
Income	Gain	Carryover	Appreciation	Total

$43,752	$1,063,820	$(335,888)	$21,822,021	$22,593,705

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes $335,888 of unused capital losses which expire in 2009. These losses may be limited as they were acquired in the reorganization with the Munder Framlington Global Financial Services Fund that occurred on May 3, 2002.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2005 in the amount of $6,411,390.

9. Subsequent Event

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

10. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,

26

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

27

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28

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29

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLCV1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Michigan
Tax-Free Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08% for the six-month period ended December 31, 2005. This was a significant contrast to the first half of the year, during which the Lehman Brothers Aggregate Bond Index earned 2.51%.

    The Lehman Brothers Municipal Bond Index, which measures the performance of the investment-grade municipal bond market, also had its strongest performance during the first half of the year, returning 2.91%. Unlike the taxable bond market, however, it avoided negative returns during the latter half of 2005, posting a 0.60% return for that period.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Michigan Tax-Free Bond Fund, which we plan to liquidate no later than March 17, 2006.

    If you have any questions about the liquidation or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments geographically within the state of Michigan, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Further, a portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes. Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by maturity range. A complete list of holdings as of December 31, 2005 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available holdings data by calling (800) 438-5789.

 MATURITY ALLOCATION*

*	For all municipal securities, maturity allocation is based on stated final maturity, except in the case of pre-refunded bonds, which use the pre-refunded date, and variable rate securities, which use the next interest rate reset date. No specific maturity is assigned to investment company securities.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses.

ii

These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Roger Soderstrom and Adam Thayer

    The Fund earned a return of -1.11% for the six months ended December 31, 2005, relative to the 0.23% return for its blended Lehman Brothers Managed Money benchmark (50% Lehman Brothers Municipal Managed Money Short Term and 50% Lehman Brothers Municipal Managed Money Short/Intermediate Indexes) and the 0.27% median return for the Lipper universe of Michigan municipal debt funds. The blended Lehman Brothers Managed Money benchmark was adopted during the second quarter of 2005. The Fund’s former benchmark, a blended index made up of an equally weighted combination of the Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes, had a return of 0.61% for the six-month period.

    The market for investors in Michigan municipal debt securities was weak during the period, and the Fund’s performance suffered as a result. On a relative basis, the lag in the Fund’s return compared to its blended Lehman Brothers Managed Money benchmark was principally due to the impact of expenses, which are not deducted from the benchmark’s return.

    In addition, the Fund’s transition from a longer-maturity to a shorter-maturity fund, which had begun late in the second quarter of 2005, continued into the third quarter. During the third quarter, the Fund’s longer duration, relative to its new benchmark, negatively impacted the performance of the Fund. (Duration is a measure of price sensitivity to changes in interest rates.)

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Municipal Managed Money Short Term Index and Lehman Brothers Municipal Managed Money Short/ Intermediate Index is made up of municipal bonds, other than alternative minimum tax (AMT) bonds and airline, hospital, housing and tobacco bonds, which were issued within the last five years and are rated at least Aa3. The Short Term Index is limited to bonds with maturities between one and five years, while the Short/ Intermediate Index is limited to bonds with maturities between one and ten years. The Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes are rules-based, market-value-weighted indexes that measure the performance of the investment-grade tax-exempt bond market with maturities ranging from 8-12 years, 12-17 years and 17-22 years, respectively. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of Michigan municipal debt funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you

iv

determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$987.70	$12.17	2.43%
Class B	$1,000.00	$984.00	$15.90	3.18%
Class C	$1,000.00	$984.00	$15.90	3.18%
Class K	$1,000.00	$987.70	$11.77	2.35%
Class Y	$1,000.00	$988.90	$10.93	2.18%

Hypothetical
Class A	$1,000.00	$1,012.96	$12.33	2.43%
Class B	$1,000.00	$1,009.17	$16.10	3.18%
Class C	$1,000.00	$1,009.17	$16.10	3.18%
Class K	$1,000.00	$1,013.36	$11.93	2.35%
Class Y	$1,000.00	$1,014.22	$11.07	2.18%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Michigan Tax-Free Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES — 98.0%
Michigan — 98.0%
$300,000	Charles Stewart Mott Community College, GO, (FGIC Insured), 5.500% due 05/01/2019, Pre-Refunded 05/01/2010	$325,236
305,000	Charlevoix, Michigan, Public School District, GO, (FSA Insured), 5.700% due 05/01/2016, Pre-Refunded 05/01/2009	327,640
350,000	Charlotte, Michigan, Public School District, GO, (Q-SBLF), 5.250% due 05/01/2019, Pre-Refunded 05/01/2009	371,066
200,000	City of Portage, Michigan, Capital Improvement, Series A, GO (MBIA Insured), 4.000% due 07/01/2010	204,704
515,000	Clinton Township, Michigan Building Authority, Revenue, Refunding, (AMBAC Insured), 4.750% due 11/01/2012	549,876
310,000	Clinton, Michigan, Community Schools, GO, Refunding, (MBIA Insured, Q-SBLF), 3.250% due 05/01/2008	309,715
300,000	Detroit, Michigan, GO, Series B, (MBIA Insured), 6.000% due 04/01/2015, Pre-Refunded 04/01/2010	332,631
300,000	East Jackson, Michigan, Community Schools, GO, (MBIA Insured, Q-SBLF), 3.750% due 05/01/2013	301,710
200,000	Fowlerville, Michigan, Community Schools District, GO, (MBIA Insured Q-SBLF), 6.500% due 05/01/2007	208,228
300,000	Frankenmuth, Michigan, School District, GO, (FGIC Insured, Q-SBLF), 5.750% due 05/01/2020, Pre-Refunded 05/01/2010	327,597
300,000	Fraser, Michigan, Public School District, GO, (FSA Insured, Q-SBLF), 5.000% due 05/01/2014	326,580

See Notes to Financial Statements.

1

Munder Michigan Tax-Free Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$500,000	Grand Rapids, Michigan, Community College, GO, (MBIA Insured), 5.375% due 05/01/2019	$508,205
300,000	Haslett, Michigan, Public School District, GO, (Q-SBLF), 5.625% due 05/01/2020, Pre-Refunded 11/01/2011	332,466
200,000	Hopkins, Michigan, Public Schools, GO, Refunding, (FGIC Insured, Q-SBLF), 5.700% due 05/01/2021, Pre-Refunded 05/01/2007	206,282
300,000	Jonesville, Michigan, Community Schools District, GO, (FGIC Insured, Q-SBLF), 5.750% due 05/01/2029, Pre-Refunded 05/01/2009	322,248
300,000	L’Anse Creuse, Michigan, Public Schools, GO, (FSA Insured, Q-SBLF), 5.000% due 05/01/2014	326,580
300,000	Lake Orion, Michigan, Community School District, GO, Series A, (FGIC Insured, Q-SBLF), 5.850% due 05/01/2016, Pre-Refunded 05/01/2010	329,424
500,000	Lincoln, Michigan, Consolidated School District, GO, (FSA Insured, Q-SBLF), 5.000% due 05/01/2018, Pre-Refunded 05/01/2008	519,055
275,000	Livonia, Michigan, Municipal Building Authority, GO, Refunding, (AMBAC Insured), 4.000% due 05/01/2013	280,945
300,000	Lowell, Michigan, Area Schools, GO, Refunding, (MBIA Insured, Q-SBLF), 4.000% due 05/01/2012	307,230
500,000	Mattawan, Michigan, Consolidated School District, GO, (FSA Insured, Q-SBLF), 5.750% due 05/01/2025, Pre-Refunded 05/01/2010	547,045
200,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.000% due 10/01/2009	211,136

See Notes to Financial Statements.

2

Principal
Amount		Value

Michigan (Continued)
$300,000	Michigan State Environmental Protection Program, GO, 6.250% due 11/01/2012	$335,796
315,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	345,379
340,000	Michigan State Trunk Line, Series A, (FSA Insured), 5.000% due 11/01/2025, Pre-Refunded 11/01/2011	362,943
250,000	New Buffalo, Michigan, Area Schools, GO, Series A, Refunding, (FSA Insured, Q-SBLF), 3.500% due 05/01/2011	250,112
225,000	Oakland County, Michigan, GO, Oxford Township Water Supply Systems, 3.750% due 10/01/2011	226,960
500,000	Plainwell, Michigan, Community School District, GO, Refunding, (FSA Insured, Q-SBLF), 5.000% due 05/01/2018, Pre-Refunded 05/01/2008	519,055
340,000	Quincy, Michigan, Community Schools, GO, Refunding, (FSA Insured, Q-SBLF), 4.000% due 05/01/2012	348,194
150,000	South Lake, Michigan, Public Schools, GO, (FGIC Insured, Q-SBLF), 5.125% due 05/01/2014	164,619
215,000	Troy, Michigan, City School District, GO, Refunding, (Q-SBLF), 4.850% due 05/01/2009, Pre-Refunded 05/01/2007	219,408
400,000	Vicksburg, Michigan, Community School District, GO, (Q-SBLF), 5.000% due 05/01/2013	431,468
300,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-Refunded 05/01/2010	327,597

See Notes to Financial Statements.

3

Munder Michigan Tax-Free Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$500,000	Willow Run, Michigan, Community Schools, GO, (AMBAC Insured, Q-SBLF), 5.000% due 05/01/2016	$507,610
300,000	Wyoming, Michigan, Building Authority, GO, (MBIA Insured), 5.000% due 05/01/2013	325,860

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $11,743,213)		11,840,600

Shares

INVESTMENT COMPANY SECURITY — 2.3%
(Cost $277,619)
277,619	Valiant Tax Exempt Money Market Fund	277,619

TOTAL INVESTMENTS
(Cost $12,020,832)	100.3%	12,118,219
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(36,146)

NET ASSETS	100.0%	$12,082,073

ABBREVIATIONS:

AMBAC  — American Municipal Bond Assurance Corporation
ETM    — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA    — Financial Security Assurance
GO     — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
Q-SBLF  — Qualified School Bond Loan Fund

See Notes to Financial Statements.

4

At December 31, 2005, the sector diversification of the Munder Michigan Tax Free Bond Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Pre-Refunded/ ETM	47.3%	$5,715,072
Insured	40.7	4,920,168
General Obligation	8.3	994,224
Revenue	1.7	211,136

TOTAL MUNICIPAL BONDS AND NOTES	98.0	11,840,600
INVESTMENT COMPANY SECURITY	2.3	277,619

TOTAL INVESTMENTS	100.3%	12,118,219
OTHER ASSETS AND LIABILITIES (Net)	(0.3)%	(36,146)

NET ASSETS	100.0%	$12,082,073

See Notes to Financial Statements.

5

Munder Michigan Tax-Free Bond Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$12,118,219
Interest receivable	96,101
Dividends receivable	1,766
Prepaid expenses and other assets	2,924

Total Assets	12,219,010

LIABILITIES:
Payable for Fund shares redeemed	61,082
Trustees’ fees and expenses payable	33,133
Transfer agency/ record keeping fees payable	17,394
Administration fees payable	6,822
Shareholder servicing fees payable — Class K Shares	2,037
Distribution and shareholder servicing fees payable — Class A, B and C Shares	1,153
Custody fees payable	658
Investment advisory fees payable	265
Accrued expenses and other payables	14,393

Total Liabilities	136,937

NET ASSETS	$12,082,073

Investments, at cost	$12,020,832

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$84
Accumulated net realized loss on investments sold	(856)
Net unrealized appreciation of investments	97,387
Paid-in capital	11,985,458

$12,082,073

NET ASSETS:
Class A Shares	$1,585,087

Class B Shares	$596,375

Class C Shares	$292,300

Class K Shares	$9,375,870

Class Y Shares	$232,441

SHARES OUTSTANDING:
Class A Shares	171,224

Class B Shares	64,207

Class C Shares	31,613

Class K Shares	1,012,854

Class Y Shares	25,139

CLASS A SHARES:
Net asset value and redemption price per share	$9.26

Maximum sales charge	4.00%
Maximum offering price per share	$9.65

CLASS B SHARES:
Net asset value and offering price per share*	$9.29

CLASS C SHARES:
Net asset value and offering price per share*	$9.25

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.26

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.25

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Michigan Tax-Free Bond Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$349,122
Dividends	6,054

Total Investment Income	355,176

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	2,171
Class B Shares	3,629
Class C Shares	1,503
Shareholder servicing fees:
Class K Shares	17,449
Investment advisory fees	42,396
Administration fees	42,162
Transfer agency/record keeping fees	26,233
Legal and audit fees	20,853
Trustees’ fees and expenses	20,631
Printing and mailing fees	13,624
Custody fees	10,505
Registration and filing fees	1,506
Other	1,290

Total Expenses	203,952

NET INVESTMENT INCOME	151,224

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain from security transactions	195,119
Net change in unrealized appreciation/(depreciation) of securities	(595,141)

Net realized and unrealized loss on investments	(400,022)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(248,798)

See Notes to Financial Statements.

8

Munder Michigan Tax-Free Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Net investment income	$151,224	$406,796
Net realized gain from security transactions	195,119	470,846
Net change in unrealized appreciation/(depreciation) of securities	(595,141)	313,767

Net increase/(decrease) in net assets resulting from operations	(248,798)	1,191,409
Dividends to shareholders from net investment income:
Class A Shares	(16,874)	(45,136)
Class B Shares	(4,343)	(13,594)
Class C Shares	(1,790)	(3,233)
Class K Shares	(133,351)	(289,188)
Class Y Shares	(2,582)	(56,984)
Distributions to shareholders from net realized gains:
Class A Shares	(55,562)	(74,451)
Class B Shares	(22,321)	(32,274)
Class C Shares	(9,909)	(7,680)
Class K Shares	(424,177)	(439,193)
Class Y Shares	(7,782)	(138,981)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(32,185)	(452,668)
Class B Shares	(224,258)	(114,249)
Class C Shares	5,267	(21,180)
Class K Shares	(6,190,453)	2,275,748
Class Y Shares	7,415	(3,801,841)

Net decrease in net assets	(7,361,703)	(2,023,495)
NET ASSETS
Beginning of period	19,443,776	21,467,271

End of period	$12,082,073	$19,443,776

Undistributed net investment income	$84	$7,800

See Notes to Financial Statements.

9

Munder Michigan Tax-Free Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Amount
Class A Shares:
Sold*	$242,990	$185,453
Issued as reinvestment of dividends and distributions	48,959	78,093
Redeemed	(324,134)	(716,214)

Net decrease	$(32,185)	$(452,668)

Class B Shares:
Sold	$5,915	$9,295
Issued as reinvestment of dividends and distributions	11,238	20,521
Redeemed*	(241,411)	(144,065)

Net decrease	$(224,258)	$(114,249)

Class C Shares:
Sold	$345	$167,919
Issued as reinvestment of dividends and distributions	4,967	7,435
Redeemed	(45)	(196,534)

Net increase/(decrease)	$5,267	$(21,180)

Class K Shares:
Sold	$145,734	$8,177,884
Redeemed	(6,336,187)	(5,902,136)

Net increase/(decrease)	$(6,190,453)	$2,275,748

Class Y Shares:
Issued as reinvestment of dividends and distributions	$7,958	$8,333
Redeemed	(543)	(3,810,174)

Net increase/(decrease)	$7,415	$(3,801,841)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Shares
Class A Shares:
Sold*	25,291	18,808
Issued as reinvestment of dividends and distributions	5,207	7,973
Redeemed	(34,013)	(73,449)

Net decrease	(3,515)	(46,668)

Class B Shares:
Sold	627	946
Issued as reinvestment of dividends and distributions	1,191	2,089
Redeemed*	(25,229)	(14,717)

Net decrease	(23,411)	(11,682)

Class C Shares:
Sold	36	17,254
Issued as reinvestment of dividends and distributions	529	760
Redeemed	(4)	(19,952)

Net increase/(decrease)	561	(1,938)

Class K Shares:
Sold	15,325	836,513
Redeemed	(670,078)	(604,410)

Net increase/(decrease)	(654,753)	232,103

Class Y Shares:
Issued as reinvestment of dividends and distributions	849	850
Redeemed	(57)	(390,387)

Net increase/(decrease)	792	(389,537)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

11

Munder Michigan Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$9.79		$9.74	$10.71	$10.21	$9.97	$9.44

Income/(loss) from investment operations:
Net investment income	0.08		0.22	0.29	0.35	0.39	0.39
Net realized and unrealized gain/(loss) on investments	(0.20)		0.39	(0.46)	0.50	0.24	0.53

Total from investment operations	(0.12)		0.61	(0.17)	0.85	0.63	0.92

Less distributions:
Dividends from net investment income	(0.09)		(0.22)	(0.29)	(0.35)	(0.39)	(0.39)
Distributions from net realized gains	(0.32)		(0.34)	(0.51)	—	—	—

Total distributions	(0.41)		(0.56)	(0.80)	(0.35)	(0.39)	(0.39)

Net asset value, end of period	$9.26		$9.79	$9.74	$10.71	$10.21	$9.97

Total return(b)	(1.23)%		6.31%	(1.63)%	8.48%	6.47%	9.87%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,585		$1,711	$2,157	$2,404	$2,426	$1,951
Ratio of operating expenses to average net assets	2.43	%(d)	2.07%	1.48%	1.26%	0.93%	0.98%
Ratio of net investment income to average net assets	1.76	%(d)	2.26%	2.89%	3.31%	3.83%	3.98%
Portfolio turnover rate	8%		53%	11%	15%	10%	11%
Ratio of operating expenses to average net assets without expense waivers	2.43	%(d)	2.17%	1.48%	1.26%	0.93%	0.98%

(a)	The Munder Michigan Tax-Free Bond Fund Class A Shares and Class B Shares commenced operations on February 15, 1994 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

$9.82		$9.77	$10.73	$10.23	$9.99	$9.47

0.05		0.15	0.22	0.27	0.31	0.32
(0.20)		0.38	(0.45)	0.50	0.25	0.52

(0.15)		0.53	(0.23)	0.77	0.56	0.84

(0.06)		(0.14)	(0.22)	(0.27)	(0.32)	(0.32)
(0.32)		(0.34)	(0.51)	—	—	—

(0.38)		(0.48)	(0.73)	(0.27)	(0.32)	(0.32)

$9.29		$9.82	$9.77	$10.73	$10.23	$9.99

(1.60)%		5.50%	(2.26)%	7.65%	5.66%	8.92%

$596		$861	$970	$1,299	$1,420	$662
3.18	%(d)	2.83%	2.23%	2.01%	1.68%	1.73%
1.03	%(d)	1.51%	2.14%	2.56%	3.08%	3.23%
8%		53%	11%	15%	10%	11%
3.18	%(d)	2.93%	2.23%	2.01%	1.68%	1.73%

See Notes to Financial Statements.

13

Munder Michigan Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$9.78		$9.73	$10.70	$10.21	$9.97	$9.46

Income/(loss) from investment operations:
Net investment income	0.05		0.15	0.22	0.27	0.31	0.31
Net realized and unrealized gain/(loss) on investments	(0.20)		0.38	(0.46)	0.49	0.25	0.52

Total from investment operations	(0.15)		0.53	(0.24)	0.76	0.56	0.83

Less distributions:
Dividends from net investment income	(0.06)		(0.14)	(0.22)	(0.27)	(0.32)	(0.32)
Distributions from net realized gains	(0.32)		(0.34)	(0.51)	—	—	—

Total distributions	(0.38)		(0.48)	(0.73)	(0.27)	(0.32)	(0.32)

Net asset value, end of period	$9.25		$9.78	$9.73	$10.70	$10.21	$9.97

Total return(b)	(1.60)%		5.53%	(2.36)%	7.57%	5.67%	8.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$292		$304	$321	$1,095	$125	$103
Ratio of operating expenses to average net assets	3.18	%(d)	2.81%	2.23%	2.01%	1.68%	1.73%
Ratio of net investment income to average net assets	1.01	%(d)	1.53%	2.14%	2.56%	3.08%	3.23%
Portfolio turnover rate	8%		53%	11%	15%	10%	11%
Ratio of operating expenses to average net assets without expense waivers	3.18	%(d)	2.89%	2.23%	2.01%	1.68%	1.73%

(a)	The Munder Michigan Tax-Free Bond Fund Class C Shares and Class K Shares commenced operations on October 4, 1996 and January 3, 1994 respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

$9.79		$9.74	$10.71	$10.21	$9.97	$9.45

0.08		0.22	0.29	0.35	0.39	0.39
(0.20)		0.39	(0.46)	0.50	0.24	0.52

(0.12)		0.61	(0.17)	0.85	0.63	0.91

(0.09)		(0.22)	(0.29)	(0.35)	(0.39)	(0.39)
(0.32)		(0.34)	(0.51)	—	—	—

(0.41)		(0.56)	(0.80)	(0.35)	(0.39)	(0.39)

$9.26		$9.79	$9.74	$10.71	$10.21	$9.97

(1.23)%		6.31%	(1.63)%	8.48%	6.47%	9.75%

$9,376		$16,330	$13,983	$32,071	$41,647	$45,498
2.35	%(d)	2.08%	1.48%	1.26%	0.93%	0.98%
1.84	%(d)	2.23%	2.89%	3.31%	3.83%	3.98%
8%		53%	11%	15%	10%	11%
2.35	%(d)	2.17%	1.48%	1.26%	0.93%	0.98%

See Notes to Financial Statements.

15

Munder Michigan Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ened	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$9.78		$9.75	$10.72	$10.22	$9.98	$9.46

Income from investment operations:
Net investment income	0.10		0.25	0.32	0.38	0.41	0.42
Net realized and unrealized gain/(loss) on investments	(0.20)		0.36	(0.46)	0.50	0.25	0.51

Total from investment operations	(0.10)		0.61	(0.14)	0.88	0.66	0.93

Less distributions:
Dividends from net investment income	(0.11)		(0.24)	(0.32)	(0.38)	(0.42)	(0.41)
Distributions from net realized gains	(0.32)		(0.34)	(0.51)	—	—	—

Total distributions	(0.43)		(0.58)	(0.83)	(0.38)	(0.42)	(0.41)

Net asset value, end of period	$9.25		$9.78	$9.75	$10.72	$10.22	$9.98

Total return(b)	(1.11)%		6.36%	(1.38)%	8.74%	6.73%	10.02%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$232		$238	$4,036	$4,490	$885	$1,483
Ratio of operating expenses to average net assets	2.18	%(d)	1.74%	1.23%	1.01%	0.68%	0.73%
Ratio of net investment income to average net assets	2.01	%(d)	2.57%	3.14%	3.56%	4.08%	4.23%
Portfolio turnover rate	8%		53%	11%	15%	10%	11%
Ratio of operating expenses to average net assets without expense waivers	2.18	%(d)	1.75%	1.23%	1.01%	0.68%	0.73%

(a)	The Munder Michigan Tax-Free Bond Fund Class Y Shares commenced operations on January 3, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited)

1.	Organization

    As of December 31, 2005, The Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Michigan Tax-Free Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and Michigan state income tax, which is consistent with prudent investment management and preservation of capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

17

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

18

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee of $74,000:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $42,162 before payment of sub-administration fees and $25,230 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.4974% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $718 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit

19

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $0 to Comerica Securities and $17,566 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

20

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $1,317,505 and $8,084,567, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $199,055, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $101,668 and net appreciation for financial reporting purposes was $97,387. At December 31, 2005, aggregate cost for financial reporting purposes was $12,020,832.

6. Geographic Concentration

    The Fund primarily invests in debt obligations issued by the State of Michigan and its political subdivisions. The Fund, therefore, may be subject to additional risks compared to funds that invest in multiple states. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. Although Michigan has diversified its economy, the state is still heavily dependent upon certain industries, especially automobile manufacturing and related industries. Any downturn in these industries may adversely affect Michigan’s economy. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At December 31, 2005, investments in these insured securities represented 40.7% of the Fund.

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005 total commitment fees for the Fund were $115.

21

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2005 were as follows:

	Tax-Exempt		Long-term
	Income	Ordinary Income	Capital Gains	Total

June 30, 2005	$405,930	$2,205	$692,579	$1,100,714

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Undistributed
Tax-exempt	Ordinary	Long-Term	Unrealized
Income	Income	Gain	Appreciation	Total

$27,471	$5,035	$318,741	$692,528	$1,043,775

    The difference between book and tax distributable earnings are primarily due to deferred trustees’ fees.

10. Subsequent Event

    On February 14, 2006, the Fund’s Board of Trustees approved the liquidation of the Fund effective March 17, 2006, or earlier if the Fund’s assets decline more than 55% from the date of the Board’s approval.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and

22

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

23

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24

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25

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMTFBD1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Micro-Cap
Equity Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
23	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Some of the Fund’s holdings are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. This Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2005, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Robert Crosby, Julie Hollinshead and John Richardson

    The Fund earned a return of 9.79% for the six months ended December 31, 2005, relative to the 7.40% return for the Russell Microcap Index, the 5.88% return for the Russell 2000 Index, the 9.33% return for the Wilshire Micro Cap Index and the 6.02%

ii

median return for the Lipper universe of small-cap core funds. The primary benchmark for the Fund changed from the Wilshire Micro-Cap Index to the Russell Microcap Index on October 31, 2005.

    The Fund’s absolute performance was helped by continued strength in smaller-cap stocks during the period. Strong relative performance of the Fund for the six-month period, compared to its Russell Microcap Index benchmark, was largely due to the performance of the Fund’s industrials and energy sectors. Ceradyne, Inc., (1.6% of the Fund) was the top performer in the industrials sector. The company manufactures advanced technical ceramic products as diverse as military armor, missile nose cones and orthodontic brackets. Other strong contributors to the performance of this sector included Old Dominion Freight Line, Inc. (1.9% of the Fund), Genesee & Wyoming, Inc. (1.9% of the Fund), The Middleby Corporation (1.0% of the Fund) and Universal Forest Products, Inc. (1.3% of the Fund). Old Dominion Freight Line is a trucking firm, while Genesee & Wyoming operates short line and regional freight railroads. Middleby is a manufacturer of commercial cooking equipment, and Universal Forest Products focuses on lumber and other building products.

    The top contributors to relative performance in the energy sector included Southwestern Energy Company (2.6% of the Fund), Pason Systems Inc. (1.8% of the Fund) and Brigham Exploration Company (1.5% of the Fund). Southwestern Energy is involved in oil and natural gas exploration and production, and natural gas distribution. Pason Systems is a Canadian oil services firm. Brigham Exploration focuses on oil and natural gas exploration, development and production.

    Partially offsetting these positive factors was the relative weakness in the information technology and consumer discretionary sectors. The top detractors from relative performance in the information technology sector were Stratasys, Inc. (0.8% of the Fund), Sonic Solutions (1.0% of the Fund) and Digi International, Inc. (1.0% of the Fund). Stratasys supplies equipment, material and software used in prototype modeling. Sonic Solutions develops computer-based tools that allow customers to make, play and back up CDs and DVDs. Digi International provides wired and wireless hardware and software connectivity products.

    The holdings contributing to relative weakness in the consumer discretionary sector included three homebuilders: Comstock Homebuilding Companies, Inc. (1.1% of the Fund), Orleans Homebuilders, Inc. (0.9% of the Fund) and Levitt Corporation (0.7% of the Fund). Tempur-Pedic International, Inc., a manufacturer of mattresses and pillows, also held back the performance of that sector. The holding was eliminated from the Fund in October.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell Microcap Index is an unmanaged index that measures the performance of the bottom 1,000 companies (based on market capitalization) in the Russell 2000 Index. The

iii

Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market. The Wilshire Micro Cap Index is an unmanaged index that measures the performance of all stocks in the bottom half (based on market capitalization) of the Dow Jones Wilshire 5000 Index, an index of all U.S. headquartered equity securities with readily available price data. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$1,096.90	$8.77	1.66%
Class B	$1,000.00	$1,092.80	$12.71	2.41%
Class C	$1,000.00	$1,092.80	$12.71	2.41%
Class K	$1,000.00	$1,096.90	$8.77	1.66%
Class R	$1,000.00	$1,095.70	$10.09	1.91%
Class Y	$1,000.00	$1,098.20	$7.46	1.41%

Hypothetical
Class A	$1,000.00	$1,016.84	$8.44	1.66%
Class B	$1,000.00	$1,013.06	$12.23	2.41%
Class C	$1,000.00	$1,013.06	$12.23	2.41%
Class K	$1,000.00	$1,016.84	$8.44	1.66%
Class R	$1,000.00	$1,015.58	$9.70	1.91%
Class Y	$1,000.00	$1,018.10	$7.17	1.41%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 93.8%
Consumer Discretionary — 15.8%
Auto Components — 4.2%
307,600	Drew Industries Incorporated †,(a)	$8,671,244
178,800	Noble International, Ltd. (a)	3,726,192
252,500	Quantum Fuel Systems Technologies Worldwide, Inc. †,(a)	676,700
93,400	R&B, Inc. †,(a)	885,432
217,300	Spartan Motors, Inc.	2,236,017
405,800	Tenneco Automotive, Inc. †,(a)	7,957,738

		24,153,323

Diversified Consumer Services — 0.1%
22,300	Steiner Leisure Limited †,(a)	792,988

Hotels, Restaurants & Leisure — 2.6%
544,221	Mikohn Gaming Corporation †,(a)	5,371,461
164,284	Monarch Casino & Resort, Inc. †,(a)	3,712,819
184,300	Nevada Gold & Casinos, Inc. †,(a)	1,914,877
12,300	Shuffle Master, Inc. †,(a)	309,222
748,700	Youbet.com, Inc. †	3,541,351

		14,849,730

Household Durables — 3.7%
69,600	Cavco Industries, Inc. †	2,664,288
461,600	Comstock Homebuilding Companies, Inc., Class A †,(a)	6,513,176
181,500	Levitt Corporation, Class A (a)	4,127,310
288,600	Orleans Homebuilders, Inc. (a)	5,295,810
120,000	Stanley Furniture Company, Inc. (a)	2,781,600

		21,382,184

Internet & Catalog Retail — 0.8%
121,600	Celebrate Express, Inc. †	1,641,600
90,000	Provide Commerce, Inc. †,(a)	2,979,900

		4,621,500

Leisure Equipment & Products — 0.9%
164,100	MarineMax, Inc. †,(a)	5,180,637

Multiline Retail — 1.0%
146,900	Conn’s, Inc. †,(a)	5,416,203

Specialty Retail — 2.2%
158,900	A.C. Moore Arts & Crafts, Inc. †,(a)	2,311,995
113,700	Hibbett Sporting Goods, Inc. †,(a)	3,238,176
230,065	Lithia Motors, Inc., Class A (a)	7,233,243

		12,783,414

See Notes to Financial Statements.

1

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Textiles, Apparel & Luxury Goods — 0.3%
85,029	Lakeland Industries, Inc. †,(a)	$1,597,695

Total Consumer Discretionary		90,777,674

Consumer Staples — 0.8%
Food Products — 0.8%
265,600	Darling International, Inc. †,(a)	1,054,432
116,976	Diamond Foods, Inc. (a)	2,312,615
38,700	Peet’s Coffee & Tea, Inc. †,(a)	1,174,545

Total Consumer Staples		4,541,592

Energy — 8.6%
Energy Equipment & Services — 2.7%
183,600	Enerflex Systems Ltd.	4,218,486
17,700	FMC Technologies, Inc. †,(a)	759,684
6,400	Oceaneering International, Inc. †,(a)	318,592
415,200	Pason Systems Inc.	10,272,037

		15,568,799

Oil, Gas & Consumable Fuels — 5.9%
30,500	Arlington Tankers Ltd. (a)	663,375
49,900	Atlas America, Inc. †,(a)	3,004,978
707,600	Brigham Exploration Company †,(a)	8,392,136
144,000	Mariner Energy, Inc. 144A †,(b),(c),(d),(e)	2,556,000
74,900	Nordic American Tanker Shipping Limited (a)	2,156,371
168,500	Petrohawk Energy Corporation †,(a)	2,227,570
423,200	Southwestern Energy Company †,(a),(g)	15,209,808

		34,210,238

Total Energy		49,779,037

Financials — 28.1%
Capital Markets — 0.4%
224,900	MarketAxess Holdings, Inc. †,(a)	2,570,607

Commercial Banks — 2.6%
88,600	Bank of the Ozarks, Inc. (a)	3,269,340
111,320	Capital Corp Of The West (a)	3,612,334
150,926	Center Financial Corporation (a)	3,797,298
58,609	Mercantile Bank Corporation (a)	2,256,447
57,700	Vineyard National Bancorp (a)	1,779,468

		14,714,887

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Consumer Finance — 2.9%
172,600	Ace Cash Express, Inc. †,(a)	$4,030,210
218,122	First Cash Financial Services, Inc. †,(a)	6,360,437
114,902	United PanAm Financial Corp. †,(a)	2,972,515
114,000	World Acceptance Corporation †,(a)	3,249,000

		16,612,162

Insurance — 4.7%
139,000	Hub International Limited	3,586,200
570,100	Meadowbrook Insurance Group, Inc. †,(a)	3,329,384
75,000	National Interstate Corporation (a)	1,430,250
299,700	Republic Companies Group, Inc. (a)	4,639,356
187,500	Scottish Re Group Limited (a)	4,603,125
210,200	SeaBright Insurance Holdings, Inc. †,(a)	3,495,626
274,678	Tower Group, Inc. (a)	6,037,422

		27,121,363

Real Estate — 15.7%
846,100	Aames Investment Corporation, REIT (a)	5,465,806
405,800	American Home Mortgage Investment Corp., REIT (a)	13,216,907
526,000	Ashford Hospitality Trust, Inc., REIT (a)	5,517,740
261,200	Asset Capital Corp., Inc., 144A †,(b),(c),(d),(e)	2,345,576
45,800	CentraCore Properties Trust, REIT (a)	1,230,646
162,800	Corporate Office Properties Trust, REIT (a)	5,785,912
235,917	Feldman Mall Properties, Inc., REIT (a)	2,833,363
120,400	First Potomac Realty Trust, REIT (a)	3,202,640
177,375	Gramercy Capital Corp., REIT (a)	4,040,603
271,500	Hersha Hospitality Trust, Class A, REIT (a)	2,446,215
765,000	HomeBanc Corp., REIT (a)	5,722,200
393,100	JER Investors Trust Inc., REIT (a)	6,663,045
131,100	KKR Financial Corp., REIT	3,145,089
327,600	Luminent Mortgage Capital, Inc., REIT (a)	2,460,276
408,400	Medical Properties Trust, Inc., REIT (a)	3,994,152
207,500	MortgageIT Holdings, Inc. REIT (a)	2,834,450
399,000	New York Mortgage Trust, Inc., REIT	2,641,380
267,330	Newcastle Investment Corp., REIT (a)	6,643,150
632,800	NorthStar Realty Finance Corp., REIT (a)	6,448,232
309,500	Taberna Realty Finance Trust, REIT, 144A (b),(c),(d),(e)	3,714,000

		90,351,382

See Notes to Financial Statements.

3

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Thrifts & Mortgage Finance — 1.8%
202,800	Accredited Home Lenders Holding Co. †,(a)	$10,054,824
3,000	Triad Guaranty, Inc. †,(a)	131,970

		10,186,794

Total Financials		161,557,195

Health Care — 6.9%
Health Care Equipment & Supplies — 3.6%
109,703	Kensey Nash Corporation †,(a)	2,416,757
336,921	Merit Medical Systems, Inc. †,(a)	4,090,221
13,900	Molecular Devices Corporation †,(a)	402,127
140,650	Neogen Corporation †,(a)	2,955,056
130,075	Orthofix International N.V. †	5,188,692
174,800	PolyMedica Corporation (a)	5,850,556

		20,903,409

Health Care Providers & Services — 2.1%
258,600	Air Methods Corporation †,(a)	4,473,780
195,300	American Dental Partners, Inc. †,(a)	3,531,024
48,800	LCA-Vision Inc. (a)	2,318,488
153,100	MEDTOX Scientific, Inc. †	1,160,498
11,000	National Medical Health Card Systems, Inc. †,(a)	299,200
21,900	Res-Care, Inc. †,(a)	380,403
8,400	SFBC International, Inc. †,(a)	134,484

		12,297,877

Pharmaceuticals — 1.2%
211,600	Matrixx Initiatives, Inc. †,(a)	4,433,020
10,200	Noven Pharmaceuticals, Inc. †,(a)	154,326
121,400	Salix Pharmaceuticals, Ltd. †,(a)	2,134,212

		6,721,558

Total Health Care		39,922,844

Industrials — 18.2%
Aerospace & Defense — 3.1%
203,973	Ceradyne, Inc. †,(a)	8,934,018
412,467	Essex Corporation †,(a)	7,032,562
450,000	TVI Corporation †	1,800,000

		17,766,580

Building Products — 1.3%
138,800	Universal Forest Products, Inc. (a)	7,668,700

See Notes to Financial Statements.

4

Shares		Value

Industrials (Continued)
Commercial Services & Supplies — 2.7%
197,300	Exponent, Inc. †,(a)	$5,599,374
17,600	Labor Ready, Inc. †,(a)	366,432
75,400	Portfolio Recovery Associates, Inc. †,(a)	3,501,576
179,300	Team, Inc. †,(a)	3,785,023
325,000	WCA Waste Corporation †,(a)	2,567,500

		15,819,905

Construction & Engineering — 0.2%
26,721	Stantec Inc. †	911,186

Industrial Conglomerates — 1.0%
202,700	Raven Industries, Inc. (a)	5,847,895

Machinery — 4.0%
118,400	Actuant Corporation, Class A (a)	6,606,720
76,800	Cascade Corporation (a)	3,602,688
357,400	Commercial Vehicle Group, Inc. †,(a)	6,711,972
7,400	Lincoln Electric Holdings, Inc. (a)	293,484
69,400	Middleby Corporation (The) †,(a)	6,003,100

		23,217,964

Road & Rail — 5.0%
293,650	Genesee & Wyoming, Inc., Class A †,(a)	11,026,557
344,700	Marten Transport, Ltd. †,(a)	6,280,434
414,420	Old Dominion Freight Line, Inc. †	11,181,052

		28,488,043

Trading Companies & Distributors — 0.9%
368,700	Rush Enterprises, Inc., Class B †	5,309,280

Total Industrials		105,029,553

Information Technology — 13.1%
Communications Equipment — 2.1%
13,900	Belden CDT, Inc. (a)	339,577
554,100	Digi International, Inc. †,(a)	5,812,509
300,400	NETGEAR, Inc. †,(a)	5,782,700

		11,934,786

Computers & Peripherals — 2.0%
6,100	Intergraph Corporation †,(a)	303,841
228,985	Rimage Corporation †,(a)	6,635,985
185,800	Stratasys, Inc. †,(a)	4,646,858

		11,586,684

See Notes to Financial Statements.

5

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Electronic Equipment & Instruments — 1.4%
92,549	ID Systems, Inc. †,(a)	$2,207,294
29,400	Multi-Fineline Electronix, Inc. †,(a)	1,416,198
435,300	TTM Technologies, Inc. †,(a)	4,091,820

		7,715,312

Information Technology Services — 1.8%
133,300	ManTech International Corporation, Class A †,(a)	3,713,738
217,400	SI International, Inc. †,(a)	6,645,918

		10,359,656

Internet Software & Services — 2.3%
23,100	Aladdin Knowledge Systems Ltd. †,(a)	397,782
205,900	HouseValues, Inc. †	2,682,877
175,436	Hurray! Holding Co., Ltd., ADR †	1,577,170
131,400	j2 Global Communications, Inc. †,(a)	5,616,036
78,000	LivePerson, Inc. †,(a)	437,580
40,000	Websense, Inc. †,(a)	2,625,600

		13,337,045

Semiconductors & Semiconductor Equipment — 1.9%
10,500	Actel Corporation †,(a)	133,665
60,200	ADE Corporation †,(a)	1,448,412
235,350	Diodes Incorporated †,(a)	7,307,617
27,000	Micrel Incorporated †,(a)	313,200
341,800	White Electronic Designs Corporation †	1,746,598

		10,949,492

Software — 1.6%
39,700	Epicor Software Corporation †,(a)	560,961
178,661	KongZhong Corporation, ADR †	2,233,263
393,400	Sonic Solutions †,(a)	5,944,274
31,300	Witness Systems, Inc. †,(a)	615,671

		9,354,169

Total Information Technology		75,237,144

Materials — 2.0%
Chemicals — 0.6%
488,691	Landec Corporation †	3,802,016

Metals & Mining — 1.4%
200,400	Novamerican Steel Inc. †,(a)	7,887,944

Total Materials		11,689,960

See Notes to Financial Statements.

6

Shares		Value

Telecommunication Services — 0.3%
Wireless Telecommunication Services — 0.3%
146,215	Linktone Ltd., ADR †	$1,520,636

TOTAL COMMON STOCKS
(Cost $394,217,795)		540,055,635

INVESTMENT COMPANY SECURITIES — 1.5%
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
174,500	NGP Capital Resources Company (a)	2,291,185

Industrials — 1.1%
Road & Rail — 1.1%
235,200	Mullen Group Income Fund	6,581,935

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $4,356,467)		8,873,120

Principal
Amount

REPURCHASE AGREEMENT — 5.2%
(Cost $29,694,000)
$29,694,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/31/2005, to be repurchased at $29,706,867 on 1/03/2006, collateralized by $30,140,000 FHLMC, 5.500% maturing 11/16/2015 (value $30,290,700)	29,694,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 22.7%
(Cost $130,943,278)
130,943,278	State Street Navigator Securities Trust – Prime Portfolio (f)	130,943,278

See Notes to Financial Statements.

7

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

		Value

TOTAL INVESTMENTS
(Cost $559,211,540)	123.2%	$709,566,033
OTHER ASSETS AND LIABILITIES (Net)	(23.2)	(133,748,040)

NET ASSETS	100.0%	$575,817,993

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2005 (See Notes to Financial Statements, Note 2). As of December 31, 2005, these securities represent $8,615,576, 1.5% of net assets.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $8,615,576, 1.5% of net assets.

Security	Acquisition Date	Cost

Asset Capital Corp., Inc. 144A	06/23/05	$2,220,200
Mariner Energy, Inc. 144A	03/04/05	2,016,000
Taberna Realty Finance Trust, REIT, 144A	08/04/05	1,892,400
	09/12/05	839,130
	09/14/05	112,050
	09/19/05	34,860
	09/21/05	903,870

(f)	As of December 31, 2005, the market value of the securities on loan is $126,934,123.

(g)	Security, or a portion thereof, is subject to written call options contracts.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
REIT  — Real Estate Investment Trust

OPEN OPTIONS CONTRACTS WRITTEN

	Number of	Exercise	Expiration
Name of Issuer	Contracts	Price	Date	Value

Southwestern Energy Co., Call Options	1,000	$40.00	3/17/2006	$195,000

See Notes to Financial Statements.

8

At December 31, 2005 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	86.4%	$497,632,581
Canada	4.1	23,289,653
Bermuda	1.3	7,422,871
China	0.9	5,331,068
Netherlands	0.9	5,188,692
Bahamas	0.1	792,988
Israel	0.1	397,782

TOTAL COMMON STOCKS	93.8	540,055,635
REPURCHASE AGREEMENT	5.2	29,694,000
COLLATERAL FOR SECURITIES ON LOAN	22.7	130,943,278
INVESTMENT COMPANY SECURITIES	1.5	8,873,120

TOTAL INVESTMENTS	123.2	709,566,033
OTHER ASSETS AND LIABILITIES (Net)	(23.2)	(133,748,040)

NET ASSETS	100.0%	$575,817,993

See Notes to Financial Statements.

9

Munder Micro-Cap Equity Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $126,934,123 of securities loaned)	$679,872,033
Repurchase agreement	29,694,000

Total Investments	709,566,033
Cash	563
Interest receivable	6,434
Dividends receivable	1,432,011
Receivable for Fund shares sold	6,284,610
Prepaid expenses and other assets	82,610

Total Assets	717,372,261

LIABILITIES:
Payable upon return of securities loaned	130,943,278
Payable for investment securities purchased	6,941,266
Payable for Fund shares redeemed	2,334,492
Investment advisory fees payable	473,656
Outstanding options written, at value (premiums received — $397,523)	195,000
Transfer agency/record keeping fees payable	286,988
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	210,111
Trustees’ fees and expenses payable	55,832
Administration fees payable	54,643
Custody fees payable	6,420
Shareholder servicing fees payable — Class K Shares	2,273
Accrued expenses and other payables	50,309

Total Liabilities	141,554,268

NET ASSETS	$575,817,993

Investments, at cost	$559,211,540

See Notes to Financial Statements.

10

NET ASSETS consist of:
Distributions in excess of net investment income	$(1,146,931)
Distributions in excess of net realized gains	(5,034,866)
Net unrealized appreciation of investments	150,556,385
Paid-in capital	431,443,405

$575,817,993

NET ASSETS:
Class A Shares	$363,062,269

Class B Shares	$63,686,881

Class C Shares	$102,552,659

Class K Shares	$9,492,409

Class R Shares	$1,680,032

Class Y Shares	$35,343,743

SHARES OUTSTANDING:
Class A Shares	8,396,520

Class B Shares	1,575,471

Class C Shares	2,536,371

Class K Shares	219,452

Class R Shares	38,889

Class Y Shares	800,869

CLASS A SHARES:
Net asset value and redemption price per share	$43.24

Maximum sales charge	5.50%
Maximum offering price per share	$45.76

CLASS B SHARES:
Net asset value and offering price per share*	$40.42

CLASS C SHARES:
Net asset value and offering price per share*	$40.43

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$43.26

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$43.20

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$44.13

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Micro-Cap Equity Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$333,739
Dividends(a)	4,839,034
Securities lending	219,106

Total Investment Income	5,391,879

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	391,300
Class B Shares	313,426
Class C Shares	444,674
Class R Shares	3,286
Shareholder servicing fees:
Class K Shares	11,898
Investment advisory fees	2,555,612
Transfer agency/record keeping fees	529,839
Administration fees	311,378
Printing and mailing fees	63,290
Custody fees	47,169
Registration and filing fees	36,309
Legal and audit fees	27,978
Trustees’ fees and expenses	18,986
Other	25,385

Total Expenses	4,780,530

NET INVESTMENT INCOME	611,349

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions	11,189,495
Options written	233,549
Foreign currency-related transactions	1,130
Net change in unrealized appreciation/(depreciation) of:
Securities	33,584,267
Options written	237,774
Foreign currency-related transactions	(1,156)

Net realized and unrealized gain on investments	45,245,059

NET INCREASE NET ASSETS RESULTING FROM OPERATIONS	$45,856,408

(a)	Net of foreign withholding taxes of $40,552.

See Notes to Financial Statements.

12

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Net investment income/(loss)	$611,349	$(1,429,553)
Net realized gain from security transactions, options written and foreign currency-related transactions	11,424,174	24,093,939
Net change in unrealized appreciation/(depreciation) of securities, options written and foreign currency-related transactions	33,820,885	34,202,531

Net increase in net assets resulting from operations	45,856,408	56,866,917
Dividends to shareholders from net investment income:
Class A Shares	(1,171,716)	—
Class K Shares	(31,067)	—
Class R Shares	(1,337)	—
Class Y Shares	(200,073)	—
Distributions to shareholders from net realized gains:
Class A Shares	(13,518,056)	—
Class B Shares	(2,858,204)	—
Class C Shares	(4,091,475)	—
Class K Shares	(407,047)	—
Class R Shares	(56,559)	—
Class Y Shares	(1,482,466)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	83,745,580	87,603,486
Class B Shares	285,991	(3,453,902)
Class C Shares	20,977,624	17,326,962
Class K Shares	(138,779)	2,447,755
Class R Shares	709,850	836,321
Class Y Shares	(147,358)	21,253,564
Short-term trading fees	29,143	48,961
Voluntary contribution from Advisor	82,370	—

Net increase in net assets	127,582,829	182,930,064
NET ASSETS:
Beginning of period	448,235,164	265,305,100

End of period	$575,817,993	$448,235,164

Distributions in excess of net investment income	$(1,146,931)	$—

Accumulated net investment loss	$—	$(354,087)

(a)	The Munder Micro-Cap Equity Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

13

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Amount
Class A Shares:
Sold*	$108,188,185	$146,613,998
Issued as reinvestment of dividends and distributions	11,483,786	—
Proceeds received in merger	—	6,119,287
Redeemed	(35,926,391)	(65,129,799)

Net increase	$83,745,580	$87,603,486

Class B Shares:
Sold	$7,254,558	$12,102,079
Issued as reinvestment of distributions	2,185,509	—
Proceeds received in merger	—	1,872,498
Redeemed*	(9,154,076)	(17,428,479)

Net increase/(decrease)	$285,991	$(3,453,902)

Class C Shares:
Sold	$25,960,102	$29,212,017
Issued as reinvestment of distributions	2,766,557	—
Proceeds received in merger	—	1,338,548
Redeemed	(7,749,035)	(13,223,603)

Net increase	$20,977,624	$17,326,962

Class K Shares:
Sold	$435,618	$2,380,536
Issued as reinvestment of dividends and distributions	98,561	—
Proceeds received in merger	—	3,503,784
Redeemed	(672,958)	(3,436,565)

Net increase/(decrease)	$(138,779)	$2,447,755

Class R Shares:
Sold	$789,846	$930,668
Issued as reinvestment of dividends and distributions	57,767	—
Redeemed	(137,763)	(94,347)

Net increase	$709,850	$836,321

Class Y Shares:
Sold	$2,092,548	$4,728,627
Issued as reinvestment of dividends and distributions	525,589	—
Proceeds received in merger	—	17,786,246
Redeemed	(2,765,495)	(1,261,309)

Net increase/(decrease)	$(147,358)	$21,253,564

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder Micro-Cap Equity Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Shares
Class A Shares:
Sold*	2,535,011	3,908,134
Issued as reinvestment of dividends and distributions	272,645	—
Issued in exchange for proceeds received in merger	—	152,411
Redeemed	(843,612)	(1,740,453)

Net increase	1,964,044	2,320,092

Class B Shares:
Sold	181,466	346,127
Issued as reinvestment of distributions	55,725	—
Issued in exchange for proceeds received in merger	—	49,576
Redeemed*	(229,650)	(492,157)

Net increase/(decrease)	7,541	(96,454)

Class C Shares:
Sold	651,612	826,574
Issued as reinvestment of distributions	70,461	—
Issued in exchange for proceeds received in merger	—	35,430
Redeemed	(195,013)	(371,281)

Net increase	527,060	490,723

Class K Shares:
Sold	10,193	59,967
Issued as reinvestment of dividends and distributions	2,342	—
Issued in exchange for proceeds received in merger	—	87,225
Redeemed	(15,644)	(86,954)

Net increase/(decrease)	(3,109)	60,238

Class R Shares:
Sold	18,597	24,528
Issued as reinvestment of dividends and distributions	1,376	—
Redeemed	(3,209)	(2,403)

Net increase	16,764	22,125

Class Y Shares:
Sold	48,351	124,050
Issued as reinvestment of dividends and distributions	12,206	—
Issued in exchange for proceeds received in merger	—	434,234
Redeemed	(62,920)	(33,107)

Net increase/(decrease)	(2,363)	525,177

*	May include amounts automatically converted from Class B Shares to Class A Shares.

(a)	The Munder Micro-Cap Equity Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

15

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/2005(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$41.30		$35.06	$23.96	$25.12	$25.38	$28.80

Income/(loss) from investment operations:
Net investment income/(loss)	0.10		(0.06)	(0.15)	(0.20)	(0.27)	(0.31)
Net realized and unrealized gain/(loss) on investments	3.82		6.30	11.24	(0.96)	0.01	(2.10)

Total from investment operations	3.92		6.24	11.09	(1.16)	(0.26)	(2.41)

Less distributions:
Dividends from net investment income	(0.14)		—	—	—	—	—
Distributions from net realized gains	(1.85)		—	—	—	—	(1.00)
Distributions in excess of net realized gains	—		—	—	—	—	(0.01)

Total distributions	(1.99)		—	—	—	—	(1.01)

Short-term trading fees	0.00	(d)	0.00 (d)	0.01	—	—	—

Voluntary contribution from Advisor	0.01		—	—	—	—	—

Net asset value, end of period	$43.24		$41.30	$35.06	$23.96	$25.12	$25.38

Total return(b)	9.69	%(f)	17.77%	46.33%	(4.66)%	(0.99)%	(8.43)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$363,062		$265,645	$144,184	$62,027	$56,222	$34,017
Ratio of operating expenses to average net assets	1.66	%(e)	1.74%	1.80%	1.98%	1.66%	1.65%
Ratio of net investment income/(loss) to average net assets	0.45	%(e)	(0.16)%	(0.47)%	(1.00)%	(1.12)%	(1.28)%
Portfolio turnover rate	11%		36%	52%	66%	118%	142%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.66	%(e)	1.74%	1.81%	1.99%	1.67%	1.65%

(a)	The Munder Micro-Cap Equity Fund Class A Shares and Class B Shares commenced operations on December 26, 1996 and February 24, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 9.69% for Class A Shares and 9.26% for Class B Shares.

See Notes to Financial Statements.

16

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

$38.74		$33.14	$22.81	$24.10	$24.52	$28.02

(0.06)		(0.33)	(0.37)	(0.34)	(0.43)	(0.47)
3.58		5.93	10.69	(0.95)	0.01	(2.02)

3.52		5.60	10.32	(1.29)	(0.42)	(2.49)

—		—	—	—	—	—
(1.85)		—	—	—	—	(1.00)
—		—	—	—	—	(0.01)

(1.85)		—	—	—	—	(1.01)

0.00	(d)	0.00 (d)	0.01	—	—	—

0.01		—	—	—	—	—

$40.42		$38.74	$33.14	$22.81	$24.10	$24.52

9.28	%(f)	16.90%	45.22%	(5.35)%	(1.67)%	(8.97)%

$63,687		$60,749	$55,158	$40,548	$49,062	$40,095
2.41	%(e)	2.49%	2.55%	2.73%	2.41%	2.40%
(0.32	)(e)	(0.95)%	(1.22)%	(1.75)%	(1.87)%	(2.03)%
11%		36%	52%	66%	118%	142%
2.41	%(e)	2.49%	2.56%	2.74%	2.42%	2.40%

See Notes to Financial Statements.

17

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/2005(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$38.75		$33.15	$22.82	$24.11	$24.53	$28.03

Income/(loss) from investment operations:
Net investment income/(loss)	(0.06)		(0.33)	(0.37)	(0.34)	(0.44)	(0.47)
Net realized and unrealized gain/(loss) on investments	3.58		5.93	10.69	(0.95)	0.02	(2.02)

Total from investment operations	3.52		5.60	10.32	(1.29)	(0.42)	(2.49)

Less distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(1.85)		—	—	—	—	(1.00)
Distributions in excess of net realized gains	—		—	—	—	—	(0.01)

Total distributions	(1.85)		—	—	—	—	(1.01)

Short-term trading fees	0.00	(d)	0.00 (d)	0.01	—	—	—

Voluntary contribution from Advisor	0.01		—	—	—	—	—

Net asset value, end of period	$40.43		$38.75	$33.15	$22.82	$24.11	$24.53

Total return(b)	9.28	%(f)	16.89%	45.20%	(5.35)%	(1.67)%	(8.93)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$102,553		$77,869	$50,341	$25,175	$28,050	$19,276
Ratio of operating expenses to average net assets	2.41	%(e)	2.49%	2.55%	2.73%	2.41%	2.40%
Ratio of net investment income/(loss) to average net assets	(0.30	)(e)	(0.92)%	(1.22)%	(1.75)%	(1.87)%	(2.03)%
Portfolio turnover rate	11%		36%	52%	66%	118%	142%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.41	%(e)	2.49%	2.56%	2.74%	2.42%	2.40%

(a)	The Munder Micro-Cap Equity Fund Class C Shares and Class K Shares commenced operations on March 31, 1997 and December 31, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 9.25% for Class C Shares and 9.66% for Class K Shares.

See Notes to Financial Statements.

18

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/2005(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

$41.31		$35.07	$23.96	$25.13	$25.37	$28.75

0.09		(0.06)	(0.15)	(0.20)	(0.27)	(0.31)
3.84		6.30	11.25	(0.97)	0.03	(2.06)

3.93		6.24	11.10	(1.17)	(0.24)	(2.37)

(0.14)		—	—	—	—	—
(1.85)		—	—	—	—	(1.00)
—		—	—	—	—	(0.01)

(1.99)		—	—	—	—	(1.01)

0.00	(d)	0.00 (d)	0.01	—	—	—

0.01		—	—	—	—	—

$43.26		$41.31	$35.07	$23.96	$25.13	$25.37

9.69	%(f)	17.79%	46.31%	(4.62)%	(0.95)%	(8.30)%

$9,492		$9,195	$5,693	$3,989	$5,300	$7,014
1.66	%(e)	1.74%	1.80%	1.98%	1.66%	1.65%
0.42	%(e)	(0.15)%	(0.47)%	(1.00)%	(1.12)%	(1.28)%
11%		36%	52%	66%	118%	142%
1.66	%(e)	1.74%	1.81%	1.99%	1.67%	1.65%

See Notes to Financial Statements.

19

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Period Ended		Period
	12/31/2005(c)		Ended
	(Unaudited)		6/30/05(c)

Net asset value, beginning of period	$41.21		$33.58

Income/(loss) from investment operations:
Net investment income/(loss)	0.04		(0.11)
Net realized and unrealized gain/(loss) on investments	3.82		7.74

Total from investment operations	3.86		7.63

Less distributions:
Dividends from net investment income	(0.03)		—
Distributions from net realized gains	(1.85)		—
Distributions in excess of net realized gains	—		—

Total distributions	(1.88)		—

Short-term trading fees	0.00	(d)	0.00	(d)

Voluntary contribution from Advisor	0.01		—

Net asset value, end of period	$43.20		$41.21

Total return(b)	9.57	%(f)	22.72%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,680		$912
Ratio of operating expenses to average net assets	1.91	%(e)	1.99	%(e)
Ratio of net investment income/(loss) to average net assets	0.20	%(e)	(0.31	)%(e)
Portfolio turnover rate	11%		36%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.91	%(e)	1.99	%(e)

(a)	The Munder Micro-Cap Equity Fund Class R Shares and Y Shares commenced operations on July 29, 2004 and December 26, 1996 respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 9.54% for Class R Shares and 9.79% for Class Y Shares.

See Notes to Financial Statements.

20

Y Shares

Period Ended		Year	Year	Year	Year	Year
12/31/2005(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

$42.16		$35.71	$24.34	$25.46	$25.63	$28.97

0.15		0.08	(0.07)	(0.15)	(0.21)	(0.25)
3.91		6.37	11.43	(0.97)	0.04	(2.08)

4.06		6.45	11.36	(1.12)	(0.17)	(2.33)

(0.25)		—	—	—	—	—
(1.85)		—	—	—	—	(1.00)
—		—	—	—	—	(0.01)

(2.10)		—	—	—	—	(1.01)

0.00	(d)	0.00 (d)	0.01	—	—	—

0.01		—	—	—	—	—

$44.13		$42.16	$35.71	$24.34	$25.46	$25.63

9.82	%(f)	18.06%	46.71%	(4.40)%	(0.66)%	(8.10)%

$35,344		$33,865	$9,928	$8,576	$13,515	$12,560
1.41	%(e)	1.49%	1.55%	1.73%	1.41%	1.40%
0.67	%(e)	0.20%	(0.22)%	(0.75)%	(0.87)%	(1.03)%
11%		36%	52%	66%	118%	142%
1.41	%(e)	1.49%	1.56%	1.74%	1.42%	1.40%

See Notes to Financial Statements.

21

[This Page Intentionally Left Blank]

22

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2005 (Unaudited)

1. Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Micro-Cap Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On February 25, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Munder Small Company Growth Fund in a tax-free exchange of shares of and the subsequent liquidation of the Munder Small Company Growth Fund. The Agreement and Plan of Reorganization was approved by the Shareholders of the Munder Small Company Growth Fund at a Special Meeting of the Shareholders held on February 24, 2005.

    Number of Shares outstanding of the Munder Small Company Growth Fund prior to merger:

Class A	449,254
Class B	153,698
Class C	108,095
Class K	261,359
Class Y	1,283,557

23

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    Number of Shares issued of the Fund for Shares of the Munder Small Company Growth Fund:

Class A	152,411
Class B	49,576
Class C	35,430
Class K	87,225
Class Y	434,234

    Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Munder Small Company Growth Fund was $6,203,795.

    There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Small Company Growth Fund.

	Prior to Merger	After Merger

Net assets of Munder Small Company Growth Fund
Class A	$6,119,287	$—
Class B	1,872,498	—
Class C	1,338,548	—
Class K	3,503,784	—
Class Y	17,786,246	—
Net assets of Fund
Class A	$232,702,601	$238,821,888
Class B	62,005,479	63,877,977
Class C	72,058,257	73,396,805
Class K	6,155,026	9,658,810
Class R	836,092	836,092
Class Y	14,749,492	32,535,738

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

24

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

25

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on

26

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Options: The Fund may write call options on securities it owns for hedging purposes. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s

27

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 1.00% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $311,378 before payment of sub-administration fees and $207,451 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1217% for administrative services.

    The Advisor made a voluntary capital contribution to the Fund during the period ended December 31, 2005 of $82,370 after completing a review of the application of the Fund’s redemption fee policy in prior years.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-

28

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,179 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $15 from commissions on sales of Class A Shares for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an quarterly annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

29

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $245 to Comerica Securities and $11,683 to Comerica Bank for shareholder services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $120,283,764 and $52,033,817, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $165,243,356, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $14,888,863 and net appreciation for financial reporting purposes was $150,354,493. At December 31, 2005, aggregate cost for financial reporting purposes was $559,211,540.

    For the period ended December 31, 2005, the Fund had the following written covered call option contracts:

	Number of Contracts	Premium Amount

Beginning of period	480	$233,549
Written during the period	1,000	397,523
Exercised during the period	—	—
Expired during the period	(480)	(233,549)
Closed during the period	—	—

Balance at end of period	1,000	$397,523

30

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

6. Investment Concentration

    As of December 31, 2005, more than 25% of the Fund’s assets were invested in issuers in the financials sector. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financials sector.

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005 total commitment fees for the Fund were $2,990.

8.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

31

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Long-Term	Capital	Unrealized
Gains	Loss Carryover	Appreciation	Total

$17,773,804	$(12,141,911)	$116,727,801	$122,359,694

    The differences between book and tax distributable earnings are primarily due to wash sales, PFIC basis adjustments, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes, $12,141,911 of unused capital losses expiring in 2010. These losses were inherited in the February 25, 2005 merger with the Munder Small Company Growth Fund and are subject to limitations.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2005 in the amount of $6,526,138.

10.	Subsequent Events

    Effective January 6, 2005, the Fund was closed to new investors, subject to certain limited exceptions as described in the Supplement to the Fund’s Prospectus dated December 16, 2005.

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

11.	Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

32

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

12.	Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13.	Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

33

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34

[This Page Intentionally Left Blank]

35

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMICRO1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Mid-Cap
Core Growth Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2005, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Tony Dong, Brian Matuszak and Andy Mui

    The Fund earned a return of 5.83% for the six months ended December 31, 2005, relative to the 8.38% return for the S&P MidCap 400® Index and the 9.46% median return for the Lipper universe of mid-cap growth funds.

    The Fund benefited from strength in mid-cap stocks in general during the period, but underperformed its S&P MidCap 400® benchmark largely due to relative weakness in the information technology, consumer discretionary and financials sectors. The primary

ii

detractors from returns in the information technology sector were Digital River, Inc., SRA International, Inc. (1.2% of the Fund), FormFactor, Inc. (0.7% of the Fund) and InfoSpace, Inc. Both Digital River and InfoSpace have been eliminated from the Fund. SRA International provides U.S. federal government agencies with information technology services, including strategic consulting, systems design and development, and contingency and disaster response planning. FormFactor develops and manufactures semiconductor wafer probe cards used in testing semiconductor devices.

    Tempur-Pedic International Inc., a manufacturer of mattresses and pillows, was the greatest source of weakness in the consumer discretionary sector. The stock was eliminated from the Fund in September. In the financials sector, Universal American Financial Corp., Asset Acceptance Capital Corp. (1.2% of the Fund) and New Century Financial Corporation were the primary detractors from the Fund’s relative performance. Both Universal American Financial and New Century Financial have been eliminated from the Fund. Asset Acceptance Capital purchases and attempts to collect charged-off accounts receivable portfolios from consumer credit originators, including credit card issuers, consumer finance companies and retail merchants.

    The negative impact on relative performance from the information technology, consumer discretionary and financials sectors was partially offset by the strong relative returns in the energy, materials and utilities sectors of the Fund.

    A number of holdings had a positive impact on returns in the energy sector, including Precision Drilling Trust (1.2% of the Fund), National Oilwell Varco, Inc. (1.9% of the Fund), XTO Energy Inc. (1.6% of the Fund) and Chesapeake Energy Corporation (1.4% of the Fund). Precision Drilling Trust is a Canadian income trust, operating in the oilfield services business. National Oilwell Varco provides oilfield supplies, services and equipment. XTO Energy and Chesapeake Energy Corp. are involved in the acquisition, exploration and development of oil and gas properties.

    Performance in the materials sector benefited from a position in Phelps Dodge Corporation (1.3% of the Fund), which is not represented in the S&P MidCap 400® Index. Phelps Dodge’s business activities include copper mining, the production of specialty chemicals and the manufacture of wire and cables. The utilities sector of the Fund benefited from its position in Aqua America, Inc. (1.4% of the Fund), a water utility.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the six-month period starting July 1, 2005 and ending December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other Funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$1,056.40	$6.58	1.27%
Class B	$1,000.00	$1,052.70	$10.45	2.02%
Class C	$1,000.00	$1,052.60	$10.45	2.02%
Class K	$1,000.00	$1,056.50	$6.58	1.27%
Class R	$1,000.00	$1,055.40	$7.87	1.52%
Class Y	$1,000.00	$1,058.30	$5.29	1.02%

Hypothetical
Class A	$1,000.00	$1,018.80	$6.46	1.27%
Class B	$1,000.00	$1,015.02	$10.26	2.02%
Class C	$1,000.00	$1,015.02	$10.26	2.02%
Class K	$1,000.00	$1,018.80	$6.46	1.27%
Class R	$1,000.00	$1,017.54	$7.73	1.52%
Class Y	$1,000.00	$1,020.06	$5.19	1.02%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 93.4%
Consumer Discretionary — 17.8%
Automobiles — 1.1%
324,300	Thor Industries, Inc. (a)	$12,994,701

Hotels, Restaurants & Leisure — 2.0%
733,500	Penn National Gaming, Inc. †	24,168,825

Household Durables — 5.3%
471,100	Jarden Corporation †,(a)	14,203,665
242,900	KB HOME (a)	17,649,114
447,900	Pulte Homes, Inc. (a)	17,629,344
341,400	Standard Pacific Corporation (a)	12,563,520

		62,045,643

Media — 1.7%
219,000	Getty Images, Inc. †,(a)	19,550,130

Specialty Retail — 7.7%
314,600	Chico’s FAS, Inc. †,(a)	13,820,378
439,900	Dick’s Sporting Goods, Inc. †,(a)	14,622,276
460,100	GameStop Corporation, Class A †,(a)	14,640,382
433,600	Jos. A. Bank Clothiers, Inc. †,(a)	18,822,576
336,300	Tiffany & Co. (a)	12,876,927
293,800	Tractor Supply Company †,(a)	15,553,772

		90,336,311

Total Consumer Discretionary		209,095,610

Consumer Staples — 3.4%
Beverages — 1.5%
691,000	Constellation Brands, Inc., Class A †,(a)	18,124,930

Food Products — 1.9%
794,400	Flowers Foods, Inc. (a)	21,893,664

Total Consumer Staples		40,018,594

Energy — 8.7%
Energy Equipment & Services — 5.7%
328,000	Helmerich & Payne, Inc. (a)	20,306,480
362,500	National Oilwell Varco, Inc. †,(a)	22,728,750
118,600	Noble Corporation (a)	8,366,044
257,100	Oil States International, Inc. †,(a)	8,144,928
186,824	Weatherford International Ltd. †	6,763,029

		66,309,231

See Notes to Financial Statements.

1

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels — 3.0%
506,100	Chesapeake Energy Corporation (a)	$16,058,553
434,333	XTO Energy Inc. (a)	19,084,592

		35,143,145

Total Energy		101,452,376

Financials — 14.6%
Capital Markets — 3.5%
237,800	Affiliated Managers Group, Inc. †,(a)	19,083,450
894,700	Ameritrade Holding Corporation †,(a)	21,472,800

		40,556,250

Commercial Banks — 1.1%
271,900	Compass Bancshares, Inc. (a)	13,130,051

Diversified Financials — 2.5%
604,200	Asset Acceptance Capital Corp. †,(a)	13,570,332
43,900	Chicago Mercantile Exchange Holdings Inc. (a)	16,132,811

		29,703,143

Insurance — 3.0%
131,500	American Equity Investment Life Holding Company (a)	1,716,075
310,885	AmerUs Group Co. (a)	17,617,853
336,200	ProAssurance Corporation †,(a)	16,352,768

		35,686,696

Real Estate — 4.5%
445,400	American Home Mortgage Investment Corp., REIT (a)	14,506,678
64,210	Global Signal Inc., REIT	2,771,304
638,200	KKR Financial Corp., REIT (a)	15,310,418
624,400	Ventas, Inc., REIT (a)	19,993,288

		52,581,688

Total Financials		171,657,828

Health Care — 10.8%
Biotechnology — 1.6%
363,100	Gilead Sciences, Inc. †	19,109,953

Health Care Equipment & Supplies — 4.1%
514,400	Cytyc Corporation †	14,521,512
387,100	Hologic, Inc. †,(a)	14,678,832
484,000	ResMed, Inc. †,(a)	18,542,040

		47,742,384

See Notes to Financial Statements.

2

Shares		Value

Health Care (Continued)
Health Care Providers & Services — 5.1%
460,100	Coventry Health Care, Inc. †,(a)	$26,207,296
220,900	Laboratory Corporation of America Holdings †,(a)	11,895,465
59,000	LifePoint Hospitals, Inc. †,(a)	2,212,500
693,200	VCA Antech, Inc. †,(a)	19,548,240

		59,863,501

Total Health Care		126,715,838

Industrials — 12.5%
Aerospace & Defense — 2.7%
426,600	L-3 Communications Holdings, Inc. (a)	31,717,710

Commercial Services & Supplies — 1.9%
365,600	Stericycle, Inc. †,(a)	21,526,528

Construction & Engineering — 3.0%
253,200	EMCOR Group, Inc. †,(a)	17,098,596
399,300	McDermott International, Inc. †,(a)	17,812,773

		34,911,369

Machinery — 3.8%
301,300	Graco Inc. (a)	10,991,424
502,300	Oshkosh Truck Corporation (a)	22,397,557
262,800	Toro Company (The) (a)	11,502,756

		44,891,737

Road & Rail — 1.1%
488,025	Old Dominion Freight Line, Inc. †	13,166,914

Total Industrials		146,214,258

Information Technology — 14.5%
Communications Equipment — 1.1%
494,400	Comverse Technology, Inc. †,(a)	13,146,096

Computers & Peripherals — 1.2%
286,900	Logitech International S.A., ADR †,(a)	13,418,313

Electronic Equipment & Instruments — 0.9%
471,900	Cogent, Inc. †,(a)	10,702,692

Information Technology Services — 5.0%
357,300	Cognizant Technology Solutions Corporation, Class A †,(a)	17,990,055
368,700	Euronet Worldwide, Inc. †,(a)	10,249,860
464,900	SRA International, Inc. †,(a)	14,198,046
740,000	Wright Express Corporation †,(a)	16,280,000

		58,717,961

See Notes to Financial Statements.

3

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Internet Software & Services — 3.1%
612,400	aQuantive, Inc. †,(a)	$15,456,976
486,500	j2 Global Communications, Inc. †,(a)	20,793,010

		36,249,986

Semiconductors & Semiconductor Equipment — 2.1%
358,700	FormFactor, Inc. †,(a)	8,763,041
349,700	Microchip Technology, Inc. (a)	11,242,855
922,100	ON Semiconductor Corporation †,(a)	5,099,213

		25,105,109

Software — 1.1%
756,700	Blackbaud, Inc. (a)	12,924,436

Total Information Technology		170,264,593

Materials — 5.2%
Chemicals — 2.3%
458,000	Airgas, Inc. (a)	15,068,200
224,700	Praxair, Inc. (a)	11,900,112

		26,968,312

Construction Materials — 1.6%
385,500	Florida Rock Industries, Inc. (a)	18,912,630

Metals & Mining — 1.3%
107,100	Phelps Dodge Corporation	15,408,477

Total Materials		61,289,419

Telecommunication Services — 2.0%
Wireless Telecommunication Services — 2.0%
816,700	Nextel Partners, Inc., Class A †,(a)	22,818,598

Utilities — 3.9%
Gas Utilities — 2.5%
453,400	Equitable Resources, Inc. (a)	16,635,246
290,200	New Jersey Resources Corporation (a)	12,156,478

		28,791,724

Water Utilities — 1.4%
608,300	Aqua America, Inc. (a)	16,606,590

Total Utilities		45,398,314

TOTAL COMMON STOCKS
(Cost $991,919,280)		1,094,925,428

See Notes to Financial Statements.

4

Shares		Value

INVESTMENT COMPANY SECURITIES — 2.2%
Energy — 1.2%
Energy Equipment & Services — 1.2%
442,900	Precision Drilling Trust (a)	$14,615,700
Multi-Sector — 1.0%
Multi-Industry — 1.0%
84,000	MidCap SPDRTM Trust, Series 1	11,313,960

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $10,834,817)		25,929,660

Principal
Amount

REPURCHASE AGREEMENT — 2.6%
(Cost $30,258,000)
$30,258,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $30,271,112 on 01/03/2006, collateralized by $30,710,000 FHLMC, 5.500% maturing 11/16/2015 (value $30,863,550)	30,258,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 21.5%
(Cost $252,097,671)
252,097,671	State Street Navigator Securities Trust – Prime Portfolio(b)	252,097,671

TOTAL INVESTMENTS
(Cost $1,285,109,768)	119.7%	1,403,210,759
OTHER ASSETS AND LIABILITIES (Net)	(19.7)	(230,578,888)

NET ASSETS	100.0%	$1,172,631,871

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	As of December 31, 2005, the market value of the securities on loan is $245,042,782.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

5

Munder Mid-Cap Core Growth Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $245,042,782 of securities loaned)	$1,372,952,759
Repurchase agreement	30,258,000

Total Investments	1,403,210,759
Cash	494
Foreign currency, at value	25,409
Interest receivable	6,556
Dividends receivable	796,812
Receivable for Fund shares sold	34,472,774
Prepaid expenses and other assets	123,249

Total Assets	1,438,636,053

LIABILITIES:
Payable for Fund shares redeemed	1,783,611
Payable for investment securities purchased	11,532,981
Payable upon return of securities loaned	252,097,671
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	278,063
Transfer agency/record keeping fees payable	115,894
Administration fees payable	80,672
Investment advisory fees payable	43,440
Trustees’ fees and expenses payable	32,471
Shareholder servicing fees payable — Class K Shares	20,390
Custody fees payable	10,533
Accrued expenses and other payables	8,456

Total Liabilities	266,004,182

NET ASSETS	$1,172,631,871

Investments, at cost	$1,285,109,768

Foreign currency , at cost	$29,681

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$847,897
Accumulated net realized loss on investments sold	(20,295,879)
Net unrealized appreciation of investments	118,096,625
Paid-in capital	1,073,983,228

$1,172,631,871

NET ASSETS:
Class A Shares	$591,471,314

Class B Shares	$39,166,114

Class C Shares	$156,144,952

Class K Shares	$95,302,419

Class R Shares	$3,084,184

Class Y Shares	$287,462,888

SHARES OUTSTANDING:
Class A Shares	26,204,778

Class B Shares	1,799,667

Class C Shares	7,160,745

Class K Shares	4,224,264

Class R Shares	136,843

Class Y Shares	12,582,995

CLASS A SHARES:
Net asset value and redemption price per share	$22.57

Maximum sales charge	5.50%
Maximum offering price per share	$23.88

CLASS B SHARES:
Net asset value and offering price per share*	$21.76

CLASS C SHARES:
Net asset value and offering price per share*	$21.81

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$22.56

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$22.54

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$22.85

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Mid-Cap Core Growth Fund

Statement of Operations, Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$410,046
Dividends(a)	11,198,221
Securities lending	87,708

Total Investment Income	11,695,975

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	492,558
Class B Shares	160,543
Class C Shares	539,829
Class R Shares	5,448
Shareholder servicing fees:
Class K Shares	117,537
Investment advisory fees	3,067,900
Administration fees	431,502
Transfer agency/record keeping fees	409,502
Custody fees	84,027
Registration and filing fees	46,113
Legal and audit fees	32,427
Trustees’ fees and expenses	18,862
Other	81,157

Total Expenses	5,487,405

NET INVESTMENT INCOME	6,208,570

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(17,596,943)
Foreign currency-related transactions	1,081
Net change in unrealized appreciation/(depreciation) of:
Securities	51,754,422
Foreign currency-related transactions	(4,366)

Net realized and unrealized gain on investments	34,154,194

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,362,764

(a)	Net of foreign withholding taxes of $32,473.

See Notes to Financial Statements.

8

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Net investment income/(loss)	$6,208,570	$(949,501)
Net realized loss from security transactions and foreign currency-related transactions	(17,595,862)	(1,017,205)
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	51,750,056	47,451,236

Net increase in net assets resulting from operations	40,362,764	45,484,530
Dividends to shareholders from net investment income:
Class A Shares	(2,833,267)	—
Class B Shares	—	—
Class C Shares	—	—
Class K Shares	(474,868)	—
Class R Shares	(7,520)	—
Class Y Shares	(2,025,878)	—
Net increase in net assets from Fund share transactions:
Class A Shares	377,523,735	166,701,407
Class B Shares	13,624,683	12,583,846
Class C Shares	93,574,416	49,173,155
Class K Shares	3,071,632	52,534,540
Class R Shares	1,981,529	931,085
Class Y Shares	155,713,466	68,896,545
Short-term trading fees	64,556	18,153

Net increase in net assets	680,575,248	396,323,261
NET ASSETS
Beginning of period	492,056,623	95,733,362

End of period	$1,172,631,871	$492,056,623

Undistributed net investment income/ (Accumulated net investment loss)	$847,897	$(19,140)

(a)	The Munder Mid-Cap Core Growth Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

9

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Amount
Class A Shares:
Sold	$410,887,533	$180,998,451
Issued as reinvestment of dividends	2,203,610	—
Redeemed	(35,567,408)	(14,297,044)

Net increase	$377,523,735	$166,701,407

Class B Shares:
Sold	$17,270,056	$16,440,627
Issued as reinvestment of dividends	—	—
Redeemed	(3,645,373)	(3,856,781)

Net increase	$13,624,683	$12,583,846

Class C Shares:
Sold	$97,029,607	$50,522,832
Issued as reinvestment of dividends	—	—
Redeemed	(3,455,191)	(1,349,677)

Net increase	$93,574,416	$49,173,155

Class K Shares:
Sold	$10,970,823	$59,453,289
Issued as reinvestment of dividends	32,670	—
Redeemed	(7,931,861)	(6,918,749)

Net increase	$3,071,632	$52,534,540

Class R Shares:
Sold	$2,420,164	$997,532
Issued as reinvestment of dividends	7,520	—
Redeemed	(446,155)	(66,447)

Net increase	$1,981,529	$931,085

Class Y Shares:
Sold	$163,196,530	$103,745,008
Issued as reinvestment of dividends	1,782,041	—
Redeemed	(9,265,105)	(34,848,463)

Net increase	$155,713,466	$68,896,545

(a)	The Munder Mid-Cap Core Growth Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Shares
Class A Shares:
Sold	18,513,582	9,100,749
Issued as reinvestment of dividends	97,075	—
Redeemed	(1,606,783)	(711,406)

Net increase	17,003,874	8,389,343

Class B Shares:
Sold	810,215	866,781
Issued as reinvestment of dividends	—	—
Redeemed	(170,114)	(204,614)

Net increase	640,101	662,167

Class C Shares:
Sold	4,540,708	2,628,752
Issued as reinvestment of dividends	—	—
Redeemed	(161,746)	(71,735)

Net increase	4,378,962	2,557,017

Class K Shares:
Sold	495,284	3,031,195
Issued as reinvestment of dividends	1,440	—
Redeemed	(357,167)	(352,455)

Net increase	139,557	2,678,740

Class R Shares:
Sold	109,458	50,848
Issued as reinvestment of dividends	332	—
Redeemed	(20,521)	(3,274)

Net increase	89,269	47,574

Class Y Shares:
Sold	7,205,648	5,147,180
Issued as reinvestment of dividends	77,547	—
Redeemed	(412,650)	(1,709,419)

Net increase	6,870,545	3,437,761

(a)	The Munder Mid-Cap Core Growth Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

11

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Period
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$21.47		$18.35	$13.94	$13.34	$14.62	$15.47

Income/(loss) from investment operations:
Net investment income/(loss)	0.19		(0.08)	(0.14)	(0.19)	(0.12)	(0.08)
Net realized and unrealized gain/(loss) on investments	1.02		3.20	4.55	0.79	(1.16)	0.76

Total from investment operations	1.21		3.12	4.41	0.60	(1.28)	0.68

Less distributions:
Dividends from net investment income	(0.11)		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	(1.41)
Distributions in excess of net realized gains	—		—	—	—	—	(0.12)

Total distributions	(0.11)		—	—	—	—	(1.53)

Short-term trading fees	0.00	(e)	0.00 (e)	—	—	—	—

Net asset value, end of period	$22.57		$21.47	$18.35	$13.94	$13.34	$14.62

Total return(b)	5.64%		17.00%	31.64%	4.50%	(8.76)%	4.54%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$591,471		$197,523	$14,892	$3,570	$2,237	$2,351
Ratio of operating expenses to average net assets	1.27	%(d)	1.37%	1.57%	1.87%	1.43%	1.44	%(d)
Ratio of net investment income/(loss) to average net assets	1.68	%(d)	(0.41)%	(0.86)%	(1.46)%	(0.91)%	(0.85	)%(d)
Portfolio turnover rate	46%		45%	53%	58%	55%	81%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.27	%(d)	1.37%	1.57%	1.88%	1.43%	1.66	%(d)

(a)	The Munder Mid-Cap Core Growth Fund Class A Shares and Class B Shares commenced operations on July 3, 2000 and July 5, 2000, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year	Year	Year	Period
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

$20.68		$17.80	$13.63	$13.14	$14.51	$15.42

0.08		(0.21)	(0.27)	(0.27)	(0.23)	(0.13)
1.00		3.09	4.44	0.76	(1.14)	0.75

1.08		2.88	4.17	0.49	(1.37)	0.62

—		—	—	—	—	—
—		—	—	—	—	(1.41)
—		—	—	—	—	(0.12)

—		—	—	—	—	(1.53)

0.00	(e)	0.00 (e)	—	—	—	—

$21.76		$20.68	$17.80	$13.63	$13.14	$14.51

5.27%		16.12%	30.59%	3.73%	(9.44)%	4.12%

$39,166		$23,974	$8,855	$2,878	$2,339	$1,655
2.02	%(d)	2.12%	2.32%	2.62%	2.18%	2.19	%(d)
0.70	%(d)	(1.12)%	(1.64)%	(2.21)%	(1.66)%	(1.60	)%(d)
46%		45%	53%	58%	55%	81%
2.02	%(d)	2.12%	2.32%	2.63%	2.18%	2.41	%(d)

See Notes to Financial Statements.

13

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Period
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$20.72		$17.84	$13.65	$13.17	$14.53	$16.37

Income/(loss) from investment operations:
Net investment income/(loss)	0.09		(0.22)	(0.27)	(0.27)	(0.23)	(0.13)
Net realized and unrealized gain/(loss) on investments	1.00		3.10	4.46	0.75	(1.13)	(0.18)

Total from investment operations	1.09		2.88	4.19	0.48	(1.36)	(0.31)

Less distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	(1.41)
Distributions in excess of net realized gains	—		—	—	—	—	(0.12)

Total distributions	—		—	—	—	—	(1.53)

Short-term trading fees	0.00	(e)	0.00 (e)	—	—	—	—

Net asset value, end of period	$21.81		$20.72	$17.84	$13.65	$13.17	$14.53

Total return(b)	5.26%		16.14%	30.70%	3.64%	(9.36)%	(1.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$156,145		$57,628	$4,010	$1,252	$1,297	$838
Ratio of operating expenses to average net assets	2.02	%(d)	2.12%	2.32%	2.62%	2.18%	2.19	%(d)
Ratio of net investment income/(loss) to average net assets	0.87	%(d)	1.15%	(1.64)%	(2.21)%	(1.66)%	(1.60	)%(d)
Portfolio turnover rate	46%		45%	53%	58%	55%	81%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.02	%(d)	2.12%	2.32%	2.63%	2.18%	2.41	%(d)

(a)	Prior to the close of business on October 31, 2003 the Munder Mid-Cap Core Growth Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on July 14, 2000, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for Class II Shares and reflect the fees and expenses of the Class II Shares. The Munder Mid-Cap Core Growth Fund Class K Shares and Class R Shares commenced operations on December 17, 2002 and July 29, 2004, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

14

K Shares						R Shares

Period						Period
Ended		Year	Year	Period		Ended		Year
12/31/05(c)		Ended	Ended	Ended		12/31/05(c)		Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)		(Unaudited)		6/30/05(c)

$21.46		$18.34	$13.94	$12.38		$21.41		$17.33

0.15		(0.07)	(0.13)	(0.11)		0.17		(0.12)
1.06		3.19	4.53	1.67		1.02		4.20

1.21		3.12	4.40	1.56		1.19		4.08

(0.11)		—	—	—		(0.06)		—
—		—	—	—		—		—
—		—	—	—		—		—

(0.11)		—	—	—		(0.06)		—

0.00	(e)	0.00 (e)	—	—		0.00	(e)	0.00	(e)

$22.56		$21.46	$18.34	$13.94		$22.54		$21.41

5.65%		17.01%	31.56%	12.60%		5.54%		23.54%

$95,302		$87,649	$25,788	$70		$3,084		$1,019
1.27	%(d)	1.37%	1.57%	1.87	%(d)	1.52	%(d)	1.62	%(d)
1.34	%(d)	(0.38)%	(0.77)%	(1.46	)%(d)	0.76	%(d)	(0.63	)%(d)
46%		45%	53%	58%		46%		45%
1.27	%(d)	1.36%	1.57%	1.88	%(d)	1.52	%(d)	1.62	%(d)

See Notes to Financial Statements.

15

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$21.75		$18.55	$14.05	$13.42	$14.66	$15.47

Income/(loss) from investment operations:
Net investment income/(loss)	0.20		(0.03)	(0.11)	(0.15)	(0.09)	(0.06)
Net realized and unrealized gain/ (loss) on investments	1.07		3.23	4.61	0.78	(1.15)	0.78

Total from investment operations	1.27		3.20	4.50	0.63	(1.24)	0.72

Less distributions:
Dividends from net investment income	(0.17)		—	—	—	—	—
Distributions from net realized gains	—		—	—	—	—	(1.41)
Distributions in excess of net realized gains	—		—	—	—	—	(0.12)

Total distributions	(0.17)		—	—	—	—	(1.53)

Short-term trading fees	0.00	(e)	0.00 (e)	—	—	—	—

Net asset value, end of period	$22.85		$21.75	$18.55	$14.05	$13.42	$14.66

Total return(b)	5.83%		17.25%	32.03%	4.69%	(8.46)%	4.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$287,463		$124,264	$42,188	$26,948	$26,013	$25,800
Ratio of operating expenses to average net assets	1.02	%(d)	1.12%	1.32%	1.62%	1.18%	1.19%
Ratio of net investment income/(loss) to average net assets	1.77	%(d)	(0.13)%	(0.69)%	(1.21)%	(0.66)%	(0.60)%
Portfolio turnover rate	46%		45%	53%	58%	55%	81%
Ratio of operating expenses to average net assets without expense waivers and/ or reimbursements	1.02	%(d)	1.12%	1.32%	1.63%	1.18%	1.41%

(a)	The Munder Mid-Cap Core Growth Fund Class Y Shares commenced operation on June 24, 1998.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized

(e)	Amount is less than $0.01 per share.

See Notes to Financial Statements.

16

Munder Mid-Cap Core Growth Fund

Notes To Financial Statements, December 31, 2005 (Unaudited)

1.	Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Mid-Cap Core Growth Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

17

Munder Mid-Cap Core Growth Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to

18

Munder Mid-Cap Core Growth Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded

19

Munder Mid-Cap Core Growth Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. The Fund instructs the custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees:  A short-term trading fee of 2% will be assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

20

Munder Mid-Cap Core Growth Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $431,502 before payment of sub-administration fees and $288,061 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1054% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $18,608 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No

21

Munder Mid-Cap Core Growth Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R
Shares	Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $49 to Comerica Securities and $117,853 to Comerica Bank for shareholder services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $984,452,047 and $362,698,261, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $127,297,192, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was

22

Munder Mid-Cap Core Growth Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

$9,196,201 and net appreciation for financial reporting purposes was $118,100,991. At December 31, 2005, aggregate cost for financial reporting purposes was $1,285,109,768.

6. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $3,374.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Capital	Unrealized
Loss Carryover	Appreciation	Total

$(761,141)	$64,407,693	$63,646,552

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

23

Munder Mid-Cap Core Growth Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes, $761,141 of unused capital losses expiring in 2011.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2005 in the amount of $879,233.

9.	Subsequent Event

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

10.	Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

11.	Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

24

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25

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMCCG1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Power Plus Fund ®
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in energy and power-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, the power technology stocks in which the Fund invests are relatively volatile. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Investments by the Fund in foreign securities, which may make up the entire portfolio, involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by sub-industry. A complete list of holdings as of December 31, 2005 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SUB-INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Michael Bryk and John Kreiter

    The Fund generated a return of 14.75% for the six months ended December 31, 2005, relative to the 17.60% return for the Deutsche Bank Energy Index and the 22.95% return for the Lipper universe of natural resources funds.

    While the Fund had strong absolute performance for the six-month period, benefiting from an attractive market for energy investors in general, it lagged its Deutsche Bank Energy benchmark. This was largely due to the Fund’s holdings in alternative energy companies, which are not represented in the Deutsche Bank Energy Index.

    The largest detractors from returns among alternative energy companies included American Power Conversion Corporation (1.4% of the Fund), FuelCell Energy, Inc. (1.1% of the Fund), International Rectifier Corporation (0.8% of the Fund) and Plug Power, Inc. (0.8% of the Fund). American Power Conversion’s products include uninterruptible power supply products, electrical surge protection devices and precision cooling equipment. FuelCell Energy develops and manufactures fuel cell power plants. International Rectifier provides power semiconductors that help improve system efficiency by processing electricity into a form more usable by electrical products. Plug Power develops residential and automotive fuel cell products.

    Partially offsetting the weak performance of the alternative energy holdings was the relative strength of the Fund’s oil & gas exploration & production and integrated oil & gas holdings. Ultra Petroleum Corp. (1.1% of the Fund) was the top contributor to performance in the oil & gas exploration & production sub-industry. Ultra Petroleum’s oil and natural gas activities are focused primarily in the Green River Basin of southwest Wyoming and Bohai Bay, off the coast of China. Relative returns in the integrated oil & gas sub-industry were boosted by the strong performance of Royal Dutch Shell plc (1.6% of the Fund) and Murphy Oil Corporation (1.9% of the Fund). Royal Dutch Shell is a global energy producer that explores for, produces and markets oil, natural gas and chemicals, with operating companies in more than 100 countries. Murphy Oil explores, produces, refines and markets oil and gas.

    Other holdings that had a positive impact on the Fund’s relative performance for the quarter included Quanta Services, Inc. (1.6% of the Fund) and Peabody Energy Corporation (0.5% of the Fund). Quanta Services provides contracting services for the electric power and gas industries. Peabody Energy focuses on the mining of coal.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Deutsche Bank Energy Index is an equal-dollar weighted index of widely held companies involved in producing and providing oil and natural gas, including domestic and international oil producers, refiners and transmitters, oil equipment manufacturers and drillers, and natural gas producers. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of natural resources funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05 to 12/31/05	Ratio

Actual
Class A	$1,000.00	$1,146.10	$8.38	1.55%
Class B	$1,000.00	$1,141.80	$12.42	2.30%
Class C	$1,000.00	$1,141.60	$12.42	2.30%
Class K	$1,000.00	$1,146.30	$8.39	1.55%
Class Y	$1,000.00	$1,147.50	$7.04	1.30%

Hypothetical
Class A	$1,000.00	$1,017.39	$7.88	1.55%
Class B	$1,000.00	$1,013.61	$11.67	2.30%
Class C	$1,000.00	$1,013.61	$11.67	2.30%
Class K	$1,000.00	$1,017.39	$7.88	1.55%
Class Y	$1,000.00	$1,018.65	$6.61	1.30%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Power Plus Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 100.2%
Energy — 87.2%
Coal & Consumable Fuels — 0.5%
7,200	Peabody Energy Corporation	$593,424

Integrated Oil & Gas — 31.0%
22,900	Amerada Hess Corporation	2,904,178
17,000	BG Group PLC, ADR	844,390
34,600	BP PLC, ADR	2,222,012
40,325	Chevron Corporation	2,289,250
66,900	ConocoPhillips	3,892,242
12,700	ENI SPA, ADR	1,771,142
48,400	Exxon Mobil Corporation	2,718,628
39,400	Marathon Oil Corporation	2,402,218
40,000	Murphy Oil Corporation	2,159,600
48,000	Occidental Petroleum Corporation	3,834,240
90,000	Repsol YPF, SA, ADR	2,646,900
29,400	Royal Dutch Shell PLC, Class A, ADR	1,807,806
135,900	Statoil ASA, ADR	3,120,264
18,500	Total SA, ADR	2,338,400

		34,951,270

Oil & Gas Drilling — 12.1%
40,200	Diamond Offshore Drilling, Inc.	2,796,312
63,100	GlobalSantaFe Corporation	3,038,265
9,600	Helmerich & Payne, Inc.	594,336
47,350	Noble Corporation	3,340,069
55,700	Transocean, Inc. †	3,881,733

		13,650,715

Oil & Gas Equipment & Services — 12.1%
41,550	Baker Hughes, Incorporated	2,525,409
48,300	Halliburton Company	2,992,668
34,900	Oil States International, Inc. †	1,105,632
31,700	Schlumberger Limited	3,079,655
63,900	Smith International, Inc.	2,371,329
42,200	Weatherford International Ltd. †	1,527,640

		13,602,333

Oil & Gas Exploration & Production — 23.0%
29,400	Anadarko Petroleum Corporation	2,785,650
33,936	Apache Corporation	2,325,295
44,500	Burlington Resources Inc.	3,835,900
57,200	EOG Resources, Inc.	4,196,764
30,800	Kerr-McGee Corporation	2,798,488
32,900	KFx Inc †	562,919

See Notes to Financial Statements.

1

Munder Power Plus Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil & Gas Exploration & Production (Continued)
51,900	Noble Energy, Inc.	$2,091,570
21,300	Swift Energy Company †	959,991
22,800	Ultra Petroleum Corp. †	1,272,240
113,900	XTO Energy Inc.	5,004,766

		25,833,583

Oil & Gas Refining & Marketing — 8.5%
48,800	Sunoco, Inc.	3,824,944
110,400	Valero Energy Corporation	5,696,640

		9,521,584

Total Energy		98,152,909

Health Care — 1.1%
Health Care Equipment — 1.1%
39,882	Intermagnetics General Corporation †	1,272,236

Industrials — 8.8%
Construction & Engineering — 1.6%
135,700	Quanta Services, Inc. †	1,787,169

Electrical Components & Equipment — 4.6%
72,600	American Power Conversion Corporation	1,597,200
23,900	C&D Technologies, Inc.	182,118
18,300	Energy Conversion Devices, Inc. †	745,725
143,000	FuelCell Energy, Inc. †	1,211,210
138,500	Power-One, Inc. †	833,770
112,900	Valence Technology, Inc. †	173,866
31,700	Vicor Corporation	501,177

		5,245,066

Heavy Electrical Equipment — 2.6%
116,500	Active Power, Inc. †	448,525
78,100	Distributed Energy Systems Corp. †	590,436
180,000	Plug Power, Inc. †	923,400
58,200	Vestas Wind Systems AS †	952,597

		2,914,958

Total Industrials		9,947,193

Information Technology — 3.1%
Electronic Equipment Manufacturers — 0.8%
23,200	Itron, Inc. †	928,928

See Notes to Financial Statements.

2

Shares		Value

Information Technology (Continued)
Semiconductors — 2.3%
98,200	Infineon Technologies AG, ADR †	$893,620
29,800	International Rectifier Corporation †	950,620
56,900	IXYS Corporation †	665,161

		2,509,401

Total Information Technology		3,438,329

TOTAL COMMON STOCKS
(Cost $65,705,409)		112,810,667

WARRANTS — 0.0%#
Industrials — 0.0%#
Electrical Components & Equipment — 0.0%#
300,000	Electric City Corp., expires 12/10/07, (exercise price: $0.90) †,(a)	14,962
75,000	Electric City Corp., expires 4/17/08, (exercise price: $0.90) †,(a)	4,630

TOTAL WARRANTS
(Cost $126,156)		19,592

Principal
Amount

REPURCHASE AGREEMENT — 0.4%
(Cost $379,000)
$379,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $379,164 on 01/03/2006, collateralized by $385,000 FHLMC, 5.500% maturing 11/16/2015 (value $386,925)	379,000

TOTAL INVESTMENTS
(Cost $66,210,565)	100.6%	113,209,259
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(621,218)

NET ASSETS	100.0%	$112,588,041

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	Fair valued security as of December 31, 2005 (See Notes to Financial Statements, Note 2). As of December 31, 2005, these securities represent $19,592, less than 0.1% of net assets.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

3

Munder Power Plus Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

At December 31, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	85.5%	$96,213,536
Norway	2.8	3,120,264
United Kingdom	2.7	3,066,402
Spain	2.3	2,646,900
France	2.1	2,338,400
Netherlands	1.6	1,807,806
Italy	1.6	1,771,142
Denmark	0.8	952,597
Germany	0.8	893,620

TOTAL COMMON STOCKS	100.2	112,810,667
WARRANTS	0.0 #	19,592
REPURCHASE AGREEMENT	0.4	379,000

TOTAL INVESTMENTS	100.6	113,209,259
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(621,218)

NET ASSETS	100.0%	$112,588,041

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

4

[This Page Intentionally Left Blank]

5

Munder Power Plus Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investment, at value
See accompanying schedule:
Securities	$112,830,259
Repurchase agreement	379,000

Total Investments	113,209,259
Cash	411
Interest receivable	82
Dividends receivable	76,644
Receivable for Fund shares sold	252,846
Prepaid expenses and other assets	39,655

Total Assets	113,578,897

LIABILITIES:
Payable for Fund shares redeemed	713,847
Investment advisory fees payable	72,013
Transfer agency/record keeping fees payable	65,073
Distribution and shareholder servicing fees payable — Class A, B and C Shares	64,505
Trustees’ fees and expenses payable	35,212
Administration fees payable	14,212
Custody fees payable	1,593
Shareholder servicing fees payable — Class K Shares	1
Accrued expenses and other payables	24,400

Total Liabilities	990,856

NET ASSETS	$112,588,041

Investments, at cost	$66,210,565

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(620,003)
Accumulated net realized loss on investments sold	(46,218,002)
Net unrealized appreciation of investments	46,998,731
Paid-in capital	112,427,315

$112,588,041

NET ASSETS:
Class A Shares	$47,331,050

Class B Shares	$44,337,962

Class C Shares	$20,454,746

Class K Shares	$8,033

Class Y Shares	$456,250

SHARES OUTSTANDING:
Class A Shares	3,093,556

Class B Shares	3,008,709

Class C Shares	1,386,966

Class K Shares	526

Class Y Shares	29,479

CLASS A SHARES:
Net asset value and redemption price per share	$15.30

Maximum sales charge	5.50%
Maximum offering price per share	$16.19

CLASS B SHARES:
Net asset value and offering price per share*	$14.74

CLASS C SHARES:
Net asset value and offering price per share*	$14.75

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$15.28

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$15.48

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Power Plus Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$7,677
Dividends (a)	510,419

Total Investment Income	518,096

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	57,002
Class B Shares	229,547
Class C Shares	98,070
Shareholder servicing fees:
Class K Shares	10
Investment advisory fees	418,381
Transfer agency/record keeping fees	106,411
Administration fees	88,861
Legal and audit fees	22,549
Trustees’ fees and expenses	20,743
Registration and filing fees	18,322
Custody fees	14,299
Other	36,711

Total Expenses	1,110,906

NET INVESTMENT LOSS	(592,810)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	4,774,068
Foreign currency-related transactions	(32)
Net change in unrealized appreciation/(depreciation) of:
Securities	9,757,869
Foreign currency-related transactions	(4)

Net realized and unrealized gain on investments	14,531,901

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,939,091

(a)	Net of foreign withholding taxes of $14,977.

See Notes to Financial Statements.

8

Munder Power Plus Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Net investment loss	$(592,810)	$(779,168)
Net realized gain from security and foreign currency-related transactions	4,774,036	11,686,751
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	9,757,865	17,774,644

Net increase in net assets resulting from operations	13,939,091	28,682,227
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	3,134,749	6,083,977
Class B Shares	(4,397,142)	(9,784,611)
Class C Shares	1,101,950	(3,487,759)
Class K Shares	—	(2,909)
Class Y Shares	37,102	29,351
Short-term trading fees	8,979	7,341

Net increase in net assets	13,824,729	21,527,617
NET ASSETS
Beginning of period	98,763,312	77,235,695

End of period	$112,588,041	$98,763,312

Accumulated net investment loss	$(620,003)	$(27,193)

See Notes to Financial Statements.

9

Munder Power Plus Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Amount
Class A Shares:
Sold	$9,135,123	$15,654,319
Redeemed	(6,000,374)	(9,570,342)

Net increase	$3,134,749	$6,083,977

Class B Shares:
Sold	$3,343,016	$3,847,079
Redeemed	(7,740,158)	(13,631,690)

Net decrease	$(4,397,142)	$(9,784,611)

Class C Shares:
Sold	$3,476,144	$2,935,189
Redeemed	(2,374,194)	(6,422,948)

Net increase/(decrease)	$1,101,950	$(3,487,759)

Class K Shares:
Redeemed	$—	$(2,909)

Net decrease	$—	$(2,909)

Class Y Shares:
Sold	$47,409	$84,028
Redeemed	(10,307)	(54,677)

Net increase	$37,102	$29,351

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Shares
Class A Shares:
Sold	608,180	1,429,110
Redeemed	(402,751)	(858,585)

Net increase	205,429	570,525

Class B Shares:
Sold	230,929	342,628
Redeemed	(540,846)	(1,248,888)

Net decrease	(309,917)	(906,260)

Class C Shares:
Sold	238,275	262,866
Redeemed	(167,018)	(598,651)

Net increase/(decrease)	71,257	(335,785)

Class K Shares:
Redeemed	—	(276)

Net decrease	—	(276)

Class Y Shares:
Sold	3,189	7,274
Redeemed	(709)	(5,113)

Net increase	2,480	2,161

See Notes to Financial Statements.

11

Munder Power Plus Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year		Period
	12/31/05(d)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)		6/30/01

Net asset value, beginning of year	$13.35		$9.57	$6.79	$7.42	$9.86		$10.00

Income/(loss) from investment operations:
Net investment loss	(0.05)		(0.04)	(0.05)	(0.07)	(0.10)		(0.01)
Net realized and unrealized gain/(loss) on investments	2.00		3.82	2.83	(0.56)	(2.28)		(0.13)

Total from investment operations	1.95		3.78	2.78	(0.63)	(2.38)		(0.14)

Less distributions:
Distributions from net realized gains	—		—	—	—	(0.06)		—
Distributions from capital	—		—	—	—	(0.00	)(c)	—

Total distributions	—		—	—	—	(0.06)		—

Short-term trading fees	0.00	(c)	0.00 (c)	—	—	—		—

Net asset value, end of year	$15.30		$13.35	$9.57	$6.79	$7.42		$9.86

Total return(b)	14.61%		39.50%	40.94%	(8.49)%	(24.11)%		(1.40)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$47,331		$38,557	$22,182	$20,107	$33,446		$59,147
Ratio of operating expenses to average net assets	1.55	%(e)	1.68%	1.89%	1.96%	1.76%		1.50	%(e)
Ratio of net investment loss to average net assets	(0.62	)%(e)	(0.38)%	(0.65)%	(1.22)%	(1.15)%		(0.41	)(e)
Portfolio turnover rate	9%		38%	41%	93%	107%		36%
Ratio of operating expenses to average net assets without expense waivers	1.55	%(e)	1.68%	1.90%	1.97%	1.76%		1.50	%(e)

(a)	The Munder Power Plus Fund Class A Shares and Class B Shares commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year	Year	Year		Period
12/31/05(d)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)		6/30/01

$12.91		$9.32	$6.66	$7.34	$9.83		$10.00

(0.10)		(0.13)	(0.11)	(0.12)	(0.16)		(0.02)
1.93		3.72	2.77	(0.56)	(2.27)		(0.15)

1.83		3.59	2.66	(0.68)	(2.43)		(0.17)

—		—	—	—	(0.06)		—
—		—	—	—	(0.00	)(c)	—

—		—	—	—	(0.06)		—

0.00	(c)	0.00 (c)	—	—	—		—

$14.74		$12.91	$9.32	$6.66	$7.34		$9.83

14.18%		38.52%	39.94%	(9.26)%	(24.70)%		(1.70)%

$44,338		$42,838	$39,396	$33,404	$50,354		$73,409
2.30	%(e)	2.43%	2.64%	2.71%	2.51%		2.25	%(e)
(1.38	)%(e)	(1.18)%	(1.40)%	(1.97)%	(1.90)%		(1.16	)%(e)
9%		38%	41%	93%	107%		36%
2.30	%(e)	2.43%	2.65%	2.72%	2.51%		2.25	%(e)

See Notes to Financial Statements.

13

Munder Power Plus Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year		Period
	12/31/05(d)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)		6/30/01

Net asset value, beginning of year	$12.92		$9.33	$6.67	$7.35	$9.84		$10.00

Income/(loss) from investment operations:
Net investment loss	(0.10)		(0.13)	(0.11)	(0.12)	(0.16)		(0.02)
Net realized and unrealized gain/(loss) on investments	1.93		3.72	2.77	(0.56)	(2.27)		(0.14)

Total from investment operations	1.83		3.59	2.66	(0.68)	(2.43)		(0.16)

Less distributions:
Distributions from net realized gains	—		—	—	—	(0.06)		—
Distributions from capital	—		—	—	—	(0.00	)(c)	—

Total distributions	—		—	—	—	(0.06)		—

Short-term trading fees	0.00	(c)	0.00 (c)	—	—	—		—

Net asset value, end of year	$14.75		$12.92	$9.33	$6.67	$7.35		$9.84

Total return(b)	14.16%		38.48%	39.88%	(9.25)%	(24.67)%		(1.60)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$20,455		$16,996	$15,411	$13,768	$20,917		$29,928
Ratio of operating expenses to average net assets	2.30	%(e)	2.43%	2.64%	2.71%	2.51%		2.25	%(e)
Ratio of net investment loss to average net assets	(1.37	)%(e)	(1.18)%	(1.40)%	(1.97)%	(1.90)%		(1.16	)%(e)
Portfolio turnover rate	9%		38%	41%	93%	107%		36%
Ratio of operating expenses to average net assets without expense waivers	2.30	%(e)	2.43%	2.65%	2.72%	2.51%		2.25	%(e)

(a)	Prior to the close of business on October 31, 2003, the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on March 13, 2001, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares. Class K Shares commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year	Year	Year		Period
12/31/05(d)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)		6/30/01

$13.33		$9.56	$6.79	$7.42	$9.86		$10.00

(0.05)		(0.05)	(0.05)	(0.07)	(0.09)		(0.01)
2.00		3.82	2.82	(0.56)	(2.29)		(0.13)

1.95		3.77	2.77	(0.63)	(2.38)		(0.14)

—		—	—	—	(0.06)		—
—		—	—	—	(0.00	)(c)	—

—		—	—	—	(0.06)		—

0.00	(c)	0.00(c )	—	—	—		—

$15.28		$13.33	$9.56	$6.79	$7.42		$9.86

14.63%		39.44%	40.80%	(8.49)%	(24.11)%		(1.40)%

$8		$7	$8	$36	$43		$62
1.55	%(e)	1.68%	1.89%	1.96%	1.76%		1.50	%(e)
(0.66	)%(e)	(0.44)%	(0.65)%	(1.22)%	(1.15)%		(0.41	)%(e)
9%		38%	41%	93%	107%		36%
1.55	%(e)	1.68%	1.90%	1.97%	1.76%		1.50	%(e)

See Notes to Financial Statements.

15

Munder Power Plus Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Period
	12/31/05(d)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)	6/30/01

Net asset value, beginning of year	$13.49		$9.65	$6.83	$7.45	$9.87	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.03)		(0.02)	(0.03)	(0.06)	(0.07)	(0.00	)(c)
Net realized and unrealized gain/(loss) on investments	2.02		3.86	2.85	(0.56)	(2.29)	(0.13)

Total from investment operations	1.99		3.84	2.82	(0.62)	(2.36)	(0.13)

Less distributions:
Distributions from net realized gains	—		—	—	—	(0.06)	—
Distributions from capital	—		—	—	—	0.00 (c)	—

Total distributions	—		—	—	—	(0.06)	—

Short-term trading fees	0.00	(c)	0.00 (c)	—	—	—	—

Net asset value, end of year	$15.48		$13.49	$9.65	$6.83	$7.45	$9.87

Total return(b)	14.75%		39.79%	41.29%	(8.32)%	(23.89)%	(1.30)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$456		$364	$240	$149	$1,352	$2,039
Ratio of operating expenses to average net assets	1.30	%(e)	1.43%	1.64%	1.71%	1.51%	1.25	%(e)
Ratio of net investment loss to average net assets	(0.37	)%(e)	(0.14)%	(0.40)%	(0.97)%	(0.90)%	(0.16	)%(e)
Portfolio turnover rate	9%		38%	41%	93%	107%	36%
Ratio of operating expenses to average net assets without expense waivers	1.30	%(e)	1.43%	1.65%	1.72%	1.51%	1.25	%(e)

(a)	The Munder Power Plus Fund Class Y Shares commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

16

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2005 (Unaudited)

1. Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Power Plus Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

17

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign

18

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

19

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $88,861 before payment of sub-administration fees and $57,100 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1591% for administrative services.

20

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $6 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

21

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1	12b-1	12b-1	Service
Fees	Fees	Fees	Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended on December 31, 2005, the Fund paid $10 to Comerica Securities and $103 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $10,424,965 and $10,098,282, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $48,411,876, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,413,182 and net appreciation for financial reporting purposes was $46,998,694. At December 31, 2005, aggregate cost for financial reporting purposes was $66,210,565.

6. Investment Concentration

    The Fund invests most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not

22

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005 total commitment fees for the Fund were $675.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Post October
Loss/Capital Loss	Unrealized
Carryover	Appreciation	Total

$(50,148,639)	$36,391,738	$(13,756,901)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes, $50,142,910 of unused capital losses of which $30,974,044 and $19,168,866 expire in 2011 and 2012, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2004 and June 30, 2005 of $5,729.

23

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    The Fund utilized capital loss carryforwards during the year ended June 30, 2005 in the amount of $11,483,232.

10. Subsequent Events

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

    By approval of the Fund’s Board of Trustees on February 14, 2006, the name of the Fund will be changed to the Munder Energy Fund effective April 16, 2006.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

24

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNPP1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Real Estate
Equity Investment Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
4	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Statements of Changes in Net Assets — Capital Stock Activity
10	Financial Highlights
15	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in real estate-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, real estate investments are subject to special risks related to property tax rates, property values and borrower defaults.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by type of real estate. A complete list of holdings as of December 31, 2005 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 REAL ESTATE ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby and Brian Matuszak

    The Fund generated a return of 4.59% for the six months ended December 31, 2005, relative to the 5.44% return for the NAREIT Equity REIT Index and the 6.95% median return for the Lipper universe of real estate funds.

    During the period, real estate investment trusts (REITs) in general performed well and the Fund benefited. The lagging performance of the Fund compared to its NAREIT benchmark was largely due to the weak relative returns of the Fund’s holdings in the specialty segment of the Fund. New Century Financial Corporation and KKR Financial Corp. (3.7% of the Fund) were the primary detractors from returns among the specialty REITs. New Century Financial, which is involved in the servicing, selling, originating and purchasing of sub-prime mortgage loans, has been eliminated from the Fund. The activities of KKR Financial include investments in residential mortgage loans and commercial real estate loans. The regional malls segment also had relatively weak performance, largely due to Feldman Mall Properties, Inc. (1.7% of the Fund) and The Mills Corporation (0.4% of the Fund).

    These negative factors were partially offset by the relative strength of the Fund’s holdings of office REITs. Equity Office Properties Trust (1.4% of the Fund), Corporate Office Properties Trust (2.1% of the Fund) and SL Green Realty Corp. (2.9% of the Fund) were the top contributors to relative performance in this segment of the Fund. The Fund’s holdings of lodging/resort and apartment REITs also had a positive impact on the Fund’s relative performance.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The NAREIT Equity REIT Index is an unmanaged index that includes all equity REITs listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market System. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of real estate funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$1,044.50	$7.68	1.49%
Class B	$1,000.00	$1,041.70	$11.53	2.24%
Class C	$1,000.00	$1,040.50	$11.52	2.24%
Class K	$1,000.00	$1,044.70	$7.68	1.49%
Class Y	$1,000.00	$1,045.90	$6.39	1.24%

Hypothetical
Class A	$1,000.00	$1,017.69	$7.58	1.49%
Class B	$1,000.00	$1,013.91	$11.37	2.24%
Class C	$1,000.00	$1,013.91	$11.37	2.24%
Class K	$1,000.00	$1,017.69	$7.58	1.49%
Class Y	$1,000.00	$1,018.95	$6.31	1.24%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Real Estate Equity Investment Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 99.1%
Apartments — 13.2%
8,850	Apartment Investment and Management Company, Class A	$335,149
72,360	Archstone-Smith Trust	3,031,160
19,959	AvalonBay Communities, Inc.	1,781,341
37,350	Camden Property Trust	2,163,312
53,825	Equity Residential	2,105,634
5,750	Essex Property Trust, Inc.	530,150
24,700	Mid-America Apartment Communities, Inc.	1,197,950
10,175	Town and Country Trust (The)	344,017

		11,488,713

Diversified — 11.0%
203,800	JER Investors Trust Inc.	3,454,410
51,625	Newcastle Investment Corp.	1,282,881
42,725	RAIT Investment Trust	1,107,432
58,600	Taberna Realty Finance Trust, 144A (a),(b),(c),(d)	703,200
36,075	Vornado Realty Trust	3,011,180

		9,559,103

Healthcare — 5.3%
34,150	Health Care REIT, Inc.	1,157,685
129,300	Medical Properties Trust, Inc.	1,264,554
67,375	Ventas, Inc.	2,157,348

		4,579,587

Industrial — 6.6%
12,600	AMB Property Corporation	619,542
7,150	CenterPoint Properties Trust	353,782
54,050	First Potomac Realty Trust	1,437,730
70,650	ProLogis	3,300,768

		5,711,822

Lodging/Resorts — 8.8%
125,825	Ashford Hospitality Trust, Inc.	1,319,904
65,550	Hersha Hospitality Trust, Class A	590,606
159,750	Host Marriott Corporation	3,027,262
58,200	LaSalle Hotel Properties	2,137,104
23,300	Sunstone Hotel Investors, Inc.	619,081

		7,693,957

See Notes to Financial Statements.

1

Munder Real Estate Equity Investment Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Mixed — 1.2%
5,100	Duke Realty Corporation	$170,340
18,025	PS Business Parks, Inc.	886,830

		1,057,170

Office — 18.3%
20,050	Alexandria Real Estate Equities, Inc.	1,614,025
22,150	Arden Realty, Inc.	992,985
24,450	BioMed Realty Trust, Inc.	596,580
38,050	Boston Properties, Inc.	2,820,646
77,625	Columbia Equity Trust, Inc.	1,253,644
51,450	Corporate Office Properties Trust	1,828,533
41,424	Equity Office Properties Trust	1,256,390
60,075	Reckson Associates Realty Corp.	2,161,498
69,600	Republic Property Trust	835,200
33,100	SL Green Realty Corp.	2,528,509

		15,888,010

Regional Malls — 13.2%
26,825	CBL & Associates Properties, Inc.	1,059,856
124,800	Feldman Mall Properties, Inc.	1,498,848
90,795	General Growth Properties, Inc.	4,266,457
7,800	Mills Corporation (The)	327,132
57,119	Simon Property Group, Inc.	4,377,029

		11,529,322

Self Storage — 5.9%
41,900	Public Storage, Inc.	2,837,468
22,900	Sovran Self Storage, Inc.	1,075,613
56,600	U-Store-It Trust	1,191,430

		5,104,511

Shopping Centers — 10.0%
45,725	Developers Diversified Realty Corporation	2,149,989
53,775	Equity One, Inc.	1,243,278
74,374	Kimco Realty Corporation	2,385,918
15,700	Pan Pacific Retail Properties, Inc.	1,050,173
16,875	Regency Centers Corporation	994,781
23,450	Weingarten Realty Investors	886,645

		8,710,784

See Notes to Financial Statements.

2

Shares		Value

Specialty — 5.6%
10,925	CentraCore Properties Trust	$293,555
132,725	KKR Financial Corp.	3,184,073
136,000	NorthStar Realty Finance Corp.	1,385,840

		4,863,468

TOTAL COMMON STOCKS
(Cost $54,740,946)		86,186,447

PREFERRED STOCK — 1.2%
(Cost $1,000,000)
Mixed — 1.2%
20,000	Bedford Property Investors, Inc. 144A, 8.75%, due 08/05/2008 (a),(b),(c),(d)	1,055,000

TOTAL INVESTMENTS
(Cost $55,740,946)	100.3%	87,241,447
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(234,008)

NET ASSETS	100.0%	$87,007,439

(a)	Fair valued security as of December 31, 2005 (see Notes to Financial Statements, Note 2). As of December 31, 2005, these securities represent $1,758,200, 2.0% of net assets.

(b)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Munder Real Estate Equity Investment Fund (the “Fund”) does not have the right to demand that any of these securities be registered.

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,758,200, 2.0% of net assets.

Security	Acquisition Date	Cost

Bedford Property Investors, Inc., 144A, 8.75%, due 08/05/2008	07/29/03	$1,000,000
Taberna Realty Finance Trust, 144A	08/04/05	474,000
	09/12/05	210,405
	09/14/05	27,390

See Notes to Financial Statements.

3

Munder Real Estate Equity Investment Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$87,241,447
Dividends receivable	507,924
Receivable for investment securities sold	91,088
Receivable for Fund shares sold	35,789
Prepaid expenses and other assets	25,796

Total Assets	87,902,044

LIABILITIES:
Custodian overdraft payable	1,818
Payable for Fund shares redeemed	706,630
Payable for investment securities purchased	84,061
Trustees’ fees and expenses payable	33,227
Transfer agency/record keeping fees payable	24,786
Administration fees payable	11,621
Distribution and shareholder servicing fees payable — Class A, B and C Shares	8,018
Investment advisory fees payable	1,993
Custody fees payable	1,382
Shareholder servicing fees payable — Class K Shares	55
Accrued expenses and other payables	21,014

Total Liabilities	894,605

NET ASSETS	$87,007,439

Investments, at cost	$55,740,946

See Notes to Financial Statements.

4

Munder Real Estate Equity Investment Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

NET ASSETS consist of:
Undistributed net investment income	$306,147
Undistributed net realized gain on investments sold	1,012,238
Net unrealized appreciation of investments	31,500,501
Paid-in capital	54,188,553

$87,007,439

NET ASSETS:
Class A Shares	$8,754,792

Class B Shares	$4,674,532

Class C Shares	$2,819,872

Class K Shares	$249,634

Class Y Shares	$70,508,609

SHARES OUTSTANDING:
Class A Shares	405,796

Class B Shares	217,269

Class C Shares	130,232

Class K Shares	11,595

Class Y Shares	3,265,756

CLASS A SHARES:
Net asset value and redemption price per share	$21.57

Maximum sales charge	5.50%
Maximum offering price per share	$22.83

CLASS B SHARES:
Net asset value and offering price per share*	$21.51

CLASS C SHARES:
Net asset value and offering price per share*	$21.65

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$21.53

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$21.59

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

5

Munder Real Estate Equity Investment Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$33,109
Dividends	2,219,590

Total Investment Income	2,252,699

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	11,385
Class B Shares	27,490
Class C Shares	14,764
Shareholder servicing fees:
Class K Shares	334
Investment advisory fees	325,809
Administration fees	72,221
Transfer agency/record keeping fees	46,031
Legal and audit fees	21,885
Trustees’ fees and expenses	20,643
Registration and filing fees	18,396
Custody fees	12,607
Other	26,614

Total Expenses	598,179

NET INVESTMENT INCOME	1,654,520

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	3,215,452
Net change in unrealized appreciation/(depreciation) of securities	(1,003,354)

Net realized and unrealized gain on investments	2,212,098

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,866,618

See Notes to Financial Statements.

6

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Net investment income	$1,654,520	$2,652,910
Net realized gain from security transactions	3,215,452	8,055,132
Net change in unrealized appreciation/(depreciation) of securities	(1,003,354)	10,763,453

Net increase in net assets resulting from operations	3,866,618	21,471,495
Dividends to shareholders from net investment income
Class A Shares	(130,453)	(232,378)
Class B Shares	(58,202)	(185,097)
Class C Shares	(31,138)	(79,334)
Class K Shares	(3,844)	(22,606)
Class Y Shares	(1,104,993)	(2,285,629)
Distributions to shareholders from net realized gains:
Class A Shares	(785,007)	—
Class B Shares	(465,510)	—
Class C Shares	(248,782)	—
Class K Shares	(23,281)	—
Class Y Shares	(6,105,567)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	307,683	2,618,677
Class B Shares	(1,352,138)	(2,095,972)
Class C Shares	(69,636)	(419,984)
Class K Shares	(13,352)	(1,216,983)
Class Y Shares	6,228,452	(2,876,434)
Short-term trading fees	439	923

Net increase in net assets	11,289	14,676,678
NET ASSETS
Beginning of period	86,996,150	72,319,472

End of period	$87,007,439	$86,996,150

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$306,147	$(19,743)

See Notes to Financial Statements.

7

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Amount
Class A Shares:
Sold*	$1,753,760	$4,336,134
Issued as reinvestment of dividends and distributions	673,226	162,664
Redeemed	(2,119,303)	(1,880,121)

Net increase	$307,683	$2,618,677

Class B Shares:
Sold	$327,590	$1,700,118
Issued as reinvestment of dividends and distributions	383,192	120,925
Redeemed*	(2,062,920)	(3,917,015)

Net decrease	$(1,352,138)	$(2,095,972)

Class C Shares:
Sold	$249,658	$1,045,827
Issued as reinvestment of dividends and distributions	172,200	43,214
Redeemed	(491,494)	(1,509,025)

Net decrease	$(69,636)	$(419,984)

Class K Shares:
Sold	$7,233	$6,172
Redeemed	(20,585)	(1,223,155)

Net decrease	$(13,352)	$(1,216,983)

Class Y Shares:
Sold	$7,314,143	$4,211,876
Issued as reinvestment of dividends and distributions	1,001,380	299,627
Redeemed	(2,087,071)	(7,387,937)

Net increase/(decrease)	$6,228,452	$(2,876,434)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

8

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Shares
Class A Shares:
Sold*	78,242	208,036
Issued as reinvestment of dividends and distributions	31,435	7,876
Redeemed	(95,297)	(89,964)

Net increase	14,380	125,948

Class B Shares:
Sold	14,580	83,783
Issued as reinvestment of dividends and distributions	17,967	5,902
Redeemed*	(92,593)	(190,157)

Net decrease	(60,046)	(100,472)

Class C Shares:
Sold	11,268	51,394
Issued as reinvestment of dividends and distributions	8,022	2,110
Redeemed	(21,800)	(73,336)

Net decrease	(2,510)	(19,832)

Class K Shares:
Sold	339	298
Redeemed	(908)	(57,329)

Net decrease	(569)	(57,031)

Class Y Shares:
Sold	337,298	204,125
Issued as reinvestment of dividends and distributions	46,721	14,546
Redeemed	(93,997)	(356,396)

Net increase/(decrease)	290,022	(137,725)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

9

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$22.94		$18.17	$14.96	$14.65	$13.22	$12.09

Income from investment operations:
Net investment income	0.41		0.65	0.60	0.58	0.58	0.44
Net realized and unrealized gain on investments	0.54		4.82	3.26	0.39	1.52	1.30

Total from investment operations	0.95		5.47	3.86	0.97	2.10	1.74

Less distributions:
Dividends from net investment income	(0.33)		(0.70)	(0.65)	(0.66)	(0.50)	(0.43)
Distributions from net realized gains	(1.99)		—	—	—	—	—
Distributions from capital	—		—	—	—	(0.17)	(0.18)

Total distributions	(2.32)		(0.70)	(0.65)	(0.66)	(0.67)	(0.61)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—	—

Net asset value, end of period	$21.57		$22.94	$18.17	$14.96	$14.65	$13.22

Total return(b)	4.45%		30.69%	26.11%	7.22%	16.52%	14.80%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$8,755		$8,978	$4,824	$3,599	$3,441	$3,155
Ratio of operating expenses to average net assets	1.49	%(e)	1.47%	1.48%	1.51%	1.20%	1.30%
Ratio of net investment income to average net assets	3.61	%(e)	3.13%	3.45%	4.32%	4.33%	4.83%
Portfolio turnover rate	17%		34%	22%	19%	39%	30%
Ratio of operating expenses to average net assets without expense waivers	1.49	%(e)	1.47%	1.48%	1.51%	1.21%	1.30%

(a)	The Munder Real Estate Equity Investment Fund Class A Shares and Class B Shares commenced operations on September 30, 1994 and October 3, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

10

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

$22.89		$18.13	$14.92	$14.62	$13.19	$12.10

0.31		0.52	0.47	0.48	0.48	0.34
0.54		4.79	3.26	0.38	1.52	1.27

0.85		5.31	3.73	0.86	2.00	1.61

(0.24)		(0.55)	(0.52)	(0.56)	(0.40)	(0.34)
(1.99)		—	—	—	—	—
—		—	—	—	(0.17)	(0.18)

(2.23)		(0.55)	(0.52)	(0.56)	(0.57)	(0.52)

0.00	(d)	0.00 (d)	—	—	—	—

$21.51		$22.89	$18.13	$14.92	$14.62	$13.19

4.17%		29.62%	25.24%	6.36%	15.69%	13.67%

$4,675		$6,348	$6,848	$5,790	$4,569	$3,571
2.24	%(e)	2.22%	2.23%	2.26%	1.95%	2.05%
2.76	%(e)	2.51%	2.72%	3.57%	3.58%	4.08%
17%		34%	22%	19%	39%	30%
2.24	%(e)	2.22%	2.23%	2.26%	1.96%	2.05%

See Notes to Financial Statements.

11

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$23.02		$18.23	$15.01	$14.70	$13.26	$12.16

Income from investment operations:
Net investment income	0.32		0.51	0.45	0.48	0.48	0.34
Net realized and unrealized gain on investments	0.54		4.83	3.29	0.39	1.53	1.28

Total from investment operations	0.86		5.34	3.74	0.87	2.01	1.62

Less distributions:
Dividends from net investment income	(0.24)		(0.55)	(0.52)	(0.56)	(0.40)	(0.34)
Distributions from net realized gains	(1.99)		—	—	—	—	—
Distributions from capital	—		—	—	—	(0.17)	(0.18)

Total distributions	(2.23)		(0.55)	(0.52)	(0.56)	(0.57)	(0.52)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—	—

Net asset value, end of period	$21.65		$23.02	$18.23	$15.01	$14.70	$13.26

Total return(b)	4.05%		29.73%	25.16%	6.40%	15.68%	13.68%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$2,820		$3,056	$2,781	$1,211	$1,252	$938
Ratio of operating expenses to average net assets	2.24	%(e)	2.22%	2.23%	2.26%	1.95%	2.05%
Ratio of net investment income to average net assets	2.83	%(e)	2.46%	2.58%	3.57%	3.58%	4.08%
Portfolio turnover rate	17%		34%	22%	19%	39%	30%
Ratio of operating expenses to average net assets without expense waivers	2.24	%(e)	2.22%	2.23%	2.26%	1.96%	2.05%

(a)	The Munder Real Estate Equity Investment Fund Class C shares and Class K shares commenced operations on January 5, 1996 and October 3, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

12

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

$22.91		$18.14	$14.93	$14.63	$13.20	$12.09

0.41		0.64	0.61	0.58	0.58	0.43
0.53		4.83	3.25	0.38	1.52	1.29

0.94		5.47	3.86	0.96	2.10	1.72

(0.33)		(0.70)	(0.65)	(0.66)	(0.50)	(0.43)
(1.99)		—	—	—	—	—
—		—	—	—	(0.17)	(0.18)

(2.32)		(0.70)	(0.65)	(0.66)	(0.67)	(0.61)

0.00	(d)	0.00 (d)	—	—	—	—

$21.53		$22.91	$18.14	$14.93	$14.63	$13.20

4.47%		30.69%	26.16%	7.16%	16.55%	14.73%

$250		$279	$1,255	$3,166	$2,331	$1,712
1.49	%(e)	1.47%	1.48%	1.51%	1.20%	1.30%
3.60	%(e)	3.18%	3.64%	4.32%	4.33%	4.83%
17%		34%	22%	19%	39%	30%
1.49	%(e)	1.47%	1.48%	1.51%	1.21%	1.30%

See Notes to Financial Statements.

13

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03	6/30/02(b)	6/30/01

Net asset value, beginning of period	$22.96		$18.18	$14.97	$14.66	$13.23	$12.13

Income from investment operations:
Net investment income	0.44		0.71	0.63	0.62	0.61	0.47
Net realized and unrealized gain on investments	0.53		4.83	3.27	0.38	1.52	1.28

Total from investment operations	0.97		5.54	3.90	1.00	2.13	1.75

Less distributions:
Dividends from net investment income	(0.35)		(0.76)	(0.69)	(0.69)	(0.53)	(0.47)
Distributions from net realized gains	(1.99)		—	—	—	—	—
Distributions from capital	—		—	—	—	(0.17)	(0.18)

Total distributions	(2.34)		(0.76)	(0.69)	(0.69)	(0.70)	(0.65)

Short-term trading fees	0.00	(d)	0.00 (d)	—	—	—	—

Net asset value, end of period	$21.59		$22.96	$18.18	$14.97	$14.66	$13.23

Total return(b)	4.59%		31.06%	26.40%	7.48%	16.80%	14.89%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$70,509		$68,335	$56,612	$43,871	$49,066	$49,483
Ratio of operating expenses to average net assets	1.24	%(e)	1.22%	1.23%	1.26%	0.95%	1.05%
Ratio of net investment income to average net assets	3.89	%(e)	3.46%	3.67%	4.57%	4.58%	5.08%
Portfolio turnover rate	17%		34%	22%	19%	39%	30%
Ratio of operating expenses to average net assets without expense waivers	1.24	%(e)	1.22%	1.23%	1.26%	0.96%	1.05%

(a)	The Munder Real Estate Equity Investment Fund Class Y shares commenced operations on October 3, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2005 (Unaudited)

1.	Organization

    As of December 31, 2005, The Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Real Estate Equity Investment Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

15

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and the relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any)

16

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.74% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $72,221 before payment of sub-administration fees and $45,789 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1640% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-

17

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,986 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

18

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $0 to Comerica Securities and $334 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $14,912,330 and $15,067,875, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $31,976,675, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $476,174 and net appreciation for financial reporting purposes was $31,500,501. At December 31, 2005, aggregate cost for financial reporting purposes was $55,740,946.

6. Investment Concentration

    The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting that industry could have a major effect on the value of the Fund’s investments. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

19

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $570.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2005 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2005	$1,790,443	$1,014,601	$2,805,044

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Long-Term	Unrealized
Gain	Appreciation	Total

$5,505,867	$32,422,919	$37,928,786

20

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2005 in the amount of $2,383,173.

10. Reclassification

    Certain distributions from the prior year have been reclassified to conform with current year financial statement presentation.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

21

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNREIT1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Small-Cap
Value Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
23	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Further, value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. Some of the Fund’s holdings are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. The Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2005, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby, Julie Hollinshead and John Richardson

    The Fund earned a return of 6.80% for the six months ended December 31, 2005, relative to the 3.78% return for the Russell 2000 Value Index, the 5.03% return for the Lipper universe of small-cap value funds and the 6.02% median return for the Lipper universe of small-cap core funds. (Lipper includes the Fund in the small-cap core universe.)

    The strong performance of the Fund for the six-month period, relative to its Russell 2000 Value benchmark was largely due to holdings in the industrials and energy sectors. Ceradyne, Inc. (1.4% of the Fund) was the top performer in the industrials sector. The company manufactures advanced technical ceramic products as diverse as military armor, missile nose cones and orthodontic brackets. Other strong contributors to the performance of this sector included Old Dominion Freight Line, Inc. (1.8% of the Fund), Genesee & Wyoming, Inc. (1.3% of the Fund) and The Middleby Corporation (1.1% of the Fund). Old Dominion Freight Line provides trucking services, while Genesee & Wyoming operates short line and regional freight railroads. Middleby manufactures and markets commercial cooking equipment.

    Relative performance in the energy sector was boosted by Southwestern Energy Company (2.3% of the Fund), Pason Systems, Inc. (1.5% of the Fund), FMC Technologies, Inc. (0.5% of the Fund) and TETRA Technologies, Inc. (0.5% of the Fund). Southwestern Energy is involved in oil and natural gas exploration and production, and natural gas distribution. Pason Systems is a Canadian oil services company. FMC Technologies supplies systems and services used in deepwater exploration and production of crude oil and natural gas. TETRA Technologies provides products and services to energy companies.

    The strong performance of the industrials and energy sectors was only partially offset by the weak relative performance of the financials and information technology sectors. Returns in the financials sector were negatively impacted by New Century Financial Corporation (0.7% of the Fund), Saxon Capital, Inc. (0.4% of the Fund), Newcastle Investment Corp. (1.5% of the Fund) and The Mills Corporation, which was eliminated from the Fund in November. New Century Financial is a sub-prime mortgage lender. Saxon Capital, Newcastle Investment and Mills are real estate investment trusts (REITs).

    In the information technology sector, detractors from relative performance included Sonic Solutions (1.0% of the Fund), CACI International, Inc. (1.4% of the Fund), SigmaTel, Inc. (0.4% of the Fund) and Digi International, Inc. (1.0% of the Fund). Sonic Solutions develops computer-based tools that allow customers to make, play and back up CDs and DVDs. CACI International focuses on systems integration, managed network services, knowledge management and engineering services. SigmaTel develops and markets semiconductor products used in devices such as MP3 players, desktop PCs and DVD players. Digi International provides wired and wireless hardware and software connectivity products.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to

iii

the accuracy thereof and the information is subject to correction. The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth rates. The Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) in the Russell 3000 Index, an index representing approximately 98% of the U.S. equity market). You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. The Lipper small-cap value funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$1,066.50	$6.98	1.34%
Class B	$1,000.00	$1,062.90	$10.87	2.09%
Class C	$1,000.00	$1,062.70	$10.87	2.09%
Class K	$1,000.00	$1,066.60	$6.98	1.34%
Class R	$1,000.00	$1,065.30	$8.28	1.59%
Class Y	$1,000.00	$1,068.00	$5.68	1.09%

Hypothetical
Class A	$1,000.00	$1,018.45	$6.82	1.34%
Class B	$1,000.00	$1,014.67	$10.61	2.09%
Class C	$1,000.00	$1,014.67	$10.61	2.09%
Class K	$1,000.00	$1,018.45	$6.82	1.34%
Class R	$1,000.00	$1,017.19	$8.08	1.59%
Class Y	$1,000.00	$1,019.71	$5.55	1.09%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

[This Page Intentionally Left Blank]

viii

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 96.0%
Consumer Discretionary — 17.3%
Auto Components — 3.9%
252,300	American Axle & Manufacturing Holdings, Inc. (a)	$4,624,659
402,800	BorgWarner, Inc. (a)	24,421,764
290,200	Drew Industries Incorporated †,(a)	8,180,738
231,613	Noble International, Ltd. (a)	4,826,815
320,200	Spartan Motors, Inc.	3,294,858

		45,348,834

Automobiles — 2.4%
390,500	Thor Industries, Inc. (a)	15,647,335
369,800	Winnebago Industries, Inc. (a)	12,306,944

		27,954,279

Hotels, Restaurants & Leisure — 1.1%
382,400	Penn National Gaming, Inc. †,(a)	12,600,080

Household Durables — 5.6%
383,900	Comstock Homebuilding Companies, Inc., Class A †,(a)	5,416,829
276,200	Meritage Homes Corporation †,(a)	17,378,504
365,600	Ryland Group, Inc. (The) (a)	26,370,728
528,100	Technical Olympic USA, Inc. (a)	11,137,629
386,900	Tempur-Pedic International Inc. †,(a)	4,449,350

		64,753,040

Specialty Retail — 3.6%
494,000	Cabela’s Incorporated †,(a)	8,200,400
180,800	Guitar Center, Inc. †,(a)	9,041,808
286,400	Lithia Motors, Inc., Class A (a)	9,004,416
428,200	United Auto Group, Inc. (a)	16,357,240

		42,603,864

Textiles, Apparel & Luxury Goods — 0.7%
376,500	Wolverine World Wide, Inc. (a)	8,456,190

Total Consumer Discretionary		201,716,287

Consumer Staples — 0.6%
Food & Staples Retailing — 0.6%
195,700	Ruddick Corporation (a)	4,164,496
109,200	United Natural Foods, Inc. †,(a)	2,882,880

		7,047,376

Energy — 10.2%
Energy Equipment & Services — 5.6%
283,400	Core Laboratories N.V. †,(a)	10,587,824
136,700	FMC Technologies, Inc. †,(a)	5,867,164

See Notes to Financial Statements.

1

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
413,750	Oil States International, Inc. †,(a)	$13,107,600
699,700	Pason Systems Inc.	17,310,559
194,599	TETRA Technologies, Inc. †,(a)	5,939,162
220,000	Unit Corporation †	12,106,600

		64,918,909

Oil, Gas & Consumable Fuels — 4.6%
891,300	Brigham Exploration Company †,(a)	10,570,818
204,973	Cimarex Energy Co. †,(a)	8,815,889
130,175	Nordic American Tanker Shipping Limited (a)	3,747,738
270,000	Rosetta Resources, Inc., 144A †,(b),(c),(d),(e)	4,860,000
731,400	Southwestern Energy Company †,(a)	26,286,516

		54,280,961

Total Energy		119,199,870

Financials — 30.1%
Capital Markets — 1.6%
226,250	Affiliated Managers Group, Inc. †,(a)	18,156,563

Commercial Banks — 1.5%
204,100	Bank of the Ozarks, Inc. (a)	7,531,290
260,600	Cathay General Bancorp (a)	9,365,964

		16,897,254

Consumer Finance — 1.8%
540,500	Ace Cash Express, Inc. †,(a)	12,620,675
273,800	First Cash Financial Services, Inc. †,(a)	7,984,008

		20,604,683

Diversified Financials — 0.5%
278,800	Asset Acceptance Capital Corp. †,(a)	6,261,848

Insurance — 3.0%
140,400	American Equity Investment Life Holding Co. (a)	1,832,220
386,100	Aspen Insurance Holdings Limited	9,138,987
288,000	Assured Guaranty Ltd. (a)	7,312,320
204,000	Hub International Limited	5,263,200
226,600	Max Re Capital Ltd.	5,884,802
226,700	Scottish Re Group Limited (a)	5,565,485

		34,997,014

Real Estate — 17.8%
1,465,000	Aames Investment Corporation, REIT (a)	9,463,900
875,700	American Home Mortgage Investment Corp., REIT (a)	28,521,549

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Real Estate (Continued)
292,200	Anthracite Capital, Inc., REIT (a)	$3,076,866
1,127,300	Ashford Hospitality Trust, Inc., REIT (a)	11,825,377
63,800	CentraCore Properties Trust, REIT (a)	1,714,306
254,000	Corporate Office Properties Trust, REIT (a)	9,027,160
464,400	Equity One, Inc., REIT (a)	10,736,928
97,600	First Potomac Realty Trust, REIT (a)	2,596,160
227,600	Gramercy Capital Corp., REIT (a)	5,184,728
758,600	JER Investors Trust Inc., REIT (a)	12,858,270
981,700	KKR Financial Corp., REIT	23,550,983
367,700	LaSalle Hotel Properties, REIT (a)	13,501,944
446,200	Luminent Mortgage Capital, Inc., REIT (a)	3,350,962
430,300	MortgageIT Holdings, Inc. REIT (a)	5,877,898
233,415	New Century Financial Corporation, REIT (a)	8,419,279
716,800	Newcastle Investment Corp., REIT (a)	17,812,480
755,000	People’s Choice Financial Corporation, 144A, REIT (b),(c),(d),(e)	5,790,850
474,400	RAIT Investment Trust, REIT (a)	12,296,448
260,000	Redwood Trust, Inc., REIT (a)	10,727,600
449,340	Saxon Capital, Inc., REIT (a)	5,091,022
540,000	Taberna Realty Finance Trust, 144A, REIT (b),(c),(d),(e)	6,480,000

		207,904,710

Thrifts & Mortgage Finance — 3.9%
394,900	Accredited Home Lenders Holding Co. †,(a)	19,579,142
816,900	Commercial Capital Bancorp, Inc. (a)	13,985,328
154,900	Harbor Florida Bancshares, Inc. (a)	5,739,045
146,000	Triad Guaranty, Inc. †,(a)	6,422,540

		45,726,055

Total Financials		350,548,127

Health Care — 4.2%
Health Care Equipment & Supplies — 3.4%
189,100	Kensey Nash Corporation †,(a)	4,165,873
623,876	Merit Medical Systems, Inc. †,(a)	7,573,855
303,895	Orthofix International N.V. †	12,122,371
316,500	PolyMedica Corporation (a)	10,593,255
137,900	Respironics, Inc. †,(a)	5,111,953

		39,567,307

See Notes to Financial Statements.

3

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services — 0.8%
314,200	VCA Antech, Inc. †,(a)	$8,860,440

Total Health Care		48,427,747

Industrials — 19.1%
Aerospace & Defense — 2.0%
77,700	Alliant Techsystems, Inc. †,(a)	5,918,409
383,955	Ceradyne, Inc. †,(a)	16,817,229

		22,735,638

Airlines — 0.3%
481,000	ExpressJet Holdings, Inc. †,(a)	3,891,290

Building Products — 2.5%
728,300	Builders FirstSource, Inc. †,(a)	15,563,771
237,200	Universal Forest Products, Inc. (a)	13,105,300

		28,669,071

Commercial Services & Supplies — 0.4%
118,100	Ritchie Bros. Auctioneers Incorporated	4,989,725

Electrical Equipment — 1.7%
462,000	AMETEK, Inc. (a)	19,653,480

Industrial Conglomerates — 1.9%
189,800	Carlisle Companies Incorporated (a)	13,124,670
301,300	Raven Industries, Inc. (a)	8,692,505

		21,817,175

Machinery — 6.2%
251,500	Actuant Corporation, Class A (a)	14,033,700
603,700	Commercial Vehicle Group, Inc. †,(a)	11,337,486
285,700	Graco, Inc. (a)	10,422,336
145,500	Middleby Corporation (The) †,(a)	12,585,750
527,800	Oshkosh Truck Corporation (a)	23,534,602

		71,913,874

Road & Rail — 3.5%
404,825	Genesee & Wyoming, Inc., Class A †,(a)	15,201,179
135,100	Landstar System, Inc. (a)	5,639,074
760,450	Old Dominion Freight Line, Inc. †	20,516,941

		41,357,194

See Notes to Financial Statements.

4

Shares		Value

Industrials (Continued)
Trading Companies & Distributors — 0.6%
497,219	Rush Enterprises, Inc., Class B †	$7,159,953

Total Industrials		222,187,400

Information Technology — 8.7%
Communications Equipment — 2.0%
1,081,297	Digi International, Inc. †,(a)	11,342,805
634,900	NETGEAR, Inc. †,(a)	12,221,825

		23,564,630

Electronic Equipment & Instruments — 0.9%
250,600	FLIR Systems, Inc. †,(a)	5,595,898
495,800	TTM Technologies, Inc. †,(a)	4,660,520

		10,256,418

Information Technology Services — 2.0%
292,200	CACI International, Inc. †,(a)	16,766,436
195,500	SRA International, Inc. †,(a)	5,970,570

		22,737,006

Internet Software & Services — 1.1%
142,000	j2 Global Communications, Inc. †,(a)	6,069,080
168,500	TOM Online, Inc., ADR †	3,339,670
59,100	Websense, Inc. †,(a)	3,879,324

		13,288,074

Semiconductors & Semiconductor Equipment — 1.7%
499,776	Diodes Incorporated †,(a)	15,518,045
316,300	SigmaTel, Inc. †,(a)	4,143,530

		19,661,575

Software — 1.0%
788,300	Sonic Solutions †,(a)	11,911,213

Total Information Technology		101,418,916

Materials — 4.9%
Construction Materials — 1.0%
51,000	Eagle Materials Inc. (a)	6,240,360
165,600	Headwaters Incorporated †,(a)	5,868,864

		12,109,224

Containers & Packaging — 0.5%
103,300	AptarGroup, Inc. (a)	5,392,260

See Notes to Financial Statements.

5

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Metals & Mining — 3.4%
612,300	AMCOL International Corporation (a)	$12,564,396
419,900	Century Aluminum Company †,(a)	11,005,579
131,700	Quanex Corporation (a)	6,581,049
154,900	Reliance Steel & Aluminum Company (a)	9,467,488

		39,618,512

Total Materials		57,119,996

Utilities — 0.9%
Electric Utilities — 0.4%
117,233	ALLETE, Inc. (a)	5,158,252

Gas Utilities — 0.5%
134,600	New Jersey Resources Corporation (a)	5,638,394

Total Utilities		10,796,646

TOTAL COMMON STOCKS
(Cost $952,336,985)		1,118,462,365

INVESTMENT COMPANY SECURITY — 1.0%
(Cost $9,882,732)
Multi-Sector — 1.0%
Multi-Industry — 1.0%
173,900	iShares Russell 2000 Value Index Fund	11,465,227

Principal
Amount

REPURCHASE AGREEMENT — 1.5%
(Cost $17,402,000)
$17,402,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $17,409,541 on 01/03/2006, collateralized by $17,665,000 FHLMC, 5.500% maturing 11/16/2015 (value $17,753,325)	17,402,000

See Notes to Financial Statements.

6

Shares		Value

COLLATERAL FOR SECURITIES ON LOAN — 22.9%
(Cost $267,187,515)
267,187,515	State Street Navigator Securities Trust — Prime Portfolio (f)	$267,187,515

TOTAL INVESTMENTS
(Cost $1,246,809,232)	121.4%	1,414,517,107
OTHER ASSETS AND LIABILITIES (Net)	(21.4)	(249,699,586)

NET ASSETS	100.0%	$1,164,817,521

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2005 (see Notes to Financial Statements, Note 2). As of December 31, 2005, these securities represent $17,130,850, 1.5% of net assets.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Munder Small-Cap Value Fund (the “Fund”) does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $17,130,850, 1.5% of net assets.

Security	Acquisition Date	Cost

People’s Choice Financial Corporation, 144A, REIT	12/21/2004	$4,750,000
	06/30/2005	1,202,500
	09/19/2005	1,192,500
Rosetta Resources, Inc., 144A	06/28/2005	4,320,000
Taberna Realty Finance Trust, 144A, REIT	04/21/2005	2,890,000
	08/04/2005	1,533,600
	09/12/2005	681,015
	09/14/2005	90,885
	09/19/2005	27,390
	09/21/2005	734,550

(f)	As of December 31, 2005, the market value of the securities on loan is $258,601,595.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

7

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

At December 31, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Munder Small-Cap Value Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.2%	$1,038,462,883
Bermuda	2.7	31,649,332
Netherlands	1.9	22,710,196
Canada	1.9	22,300,284
China	0.3	3,339,670

TOTAL COMMON STOCKS	96.0	1,118,462,365
INVESTMENT COMPANY SECURITY	1.0	11,465,227
REPURCHASE AGREEMENT	1.5	17,402,000
COLLATERAL FOR SECURITIES ON LOAN	22.9	267,187,515

TOTAL INVESTMENTS	121.4	1,414,517,107
OTHER ASSETS AND LIABILITIES (Net)	(21.4)	(249,699,586)

NET ASSETS	100.0%	$1,164,817,521

See Notes to Financial Statements.

8

[This Page Intentionally Left Blank]

9

Munder Small-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $258,601,595 of securities loaned)	$1,397,115,107
Repurchase agreement	17,402,000

Total Investments	1,414,517,107
Cash	742
Interest receivable	3,770
Dividends receivable	3,369,918
Receivable for investment securities sold	21,707,256
Receivable for Fund shares sold	1,822,892
Prepaid expenses and other assets	96,150

Total Assets	1,441,517,835

LIABILITIES:
Payable for Fund shares redeemed	2,013,251
Payable for investment securities purchased	6,475,432
Payable upon return of securities loaned	267,187,515
Transfer agency/record keeping fees payable	479,322
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	335,993
Administration fees payable	87,904
Investment advisory fees payable	40,035
Trustees’ fees and expenses payable	33,983
Shareholder servicing fees payable — Class K Shares	12,471
Custody fees payable	10,705
Accrued expenses and other payables	23,703

Total Liabilities	276,700,314

NET ASSETS	$1,164,817,521

Investments, at cost	$1,246,809,232

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$951,485
Undistributed net realized gain on investments sold	45,563,586
Net unrealized appreciation of investments	167,707,129
Paid-in capital	950,595,321

$1,164,817,521

NET ASSETS:
Class A Shares	$500,776,378

Class B Shares	$68,751,015

Class C Shares	$197,433,923

Class K Shares	$59,683,458

Class R Shares	$7,523,923

Class Y Shares	$330,648,824

SHARES OUTSTANDING:
Class A Shares	18,313,253

Class B Shares	2,608,046

Class C Shares	7,513,659

Class K Shares	2,184,940

Class R Shares	275,789

Class Y Shares	12,024,417

CLASS A SHARES:
Net asset value and redemption price per share	$27.35

Maximum sales charge	5.50%
Maximum offering price per share	$28.94

CLASS B SHARES:
Net asset value and offering price per share*	$26.36

CLASS C SHARES:
Net asset value and offering price per share*	$26.28

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$27.32

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$27.28

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$27.50

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Small-Cap Value Fund

Statement of Operations, Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$797,095
Dividends(a)	14,166,208
Securities lending	308,396

Total Investment Income	15,271,699

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	598,398
Class B Shares	359,335
Class C Shares	984,172
Class R Shares	16,690
Shareholder servicing fees:
Class K Shares	75,513
Investment advisory fees	4,442,132
Transfer agency/record keeping fees	1,101,820
Administration fees	557,463
Custody fees	82,609
Registration and filing fees	53,108
Legal and audit fees	42,811
Trustees’ fees and expenses	18,982
Other	154,318

Total Expenses	8,487,351

NET INVESTMENT INCOME	6,784,348

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions	30,401,999
Foreign currency-related transactions	786
In-kind redemption	35,201,068
Net change in unrealized appreciation/(depreciation) of:
Securities	(5,878,588)
Foreign currency-related transactions	(1,765)

Net realized and unrealized gain on investments	59,723,500

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,507,848

(a)	Net of foreign withholding taxes of $21,128.

See Notes to Financial Statements.

12

Munder Small-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Net investment income	$6,784,348	$4,701,885
Net realized gain from security transactions, foreign currency-related transactions and in-kind redemption	65,603,853	12,828,832
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(5,880,353)	91,355,747

Net increase in net assets resulting from operations	66,507,848	108,886,464
Dividends to shareholders from net investment income:
Class A Shares	(3,008,886)	(821,061)
Class B Shares	(195,500)	—
Class C Shares	(564,063)	—
Class K Shares	(367,955)	(250,207)
Class R Shares	(30,577)	(28)
Class Y Shares	(3,102,859)	(1,800,666)
Distributions to shareholders from net realized gains:
Class A Shares	(13,623,899)	(2,354,500)
Class B Shares	(2,013,850)	(1,103,906)
Class C Shares	(5,683,070)	(1,263,641)
Class K Shares	(1,672,075)	(1,055,171)
Class R Shares	(203,084)	(110)
Class Y Shares	(10,041,358)	(4,404,612)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	82,186,712	299,284,611
Class B Shares	(3,368,514)	12,876,424
Class C Shares	14,544,536	120,100,903
Class K Shares	(401,035)	3,277,996
Class R Shares	2,290,192	4,787,132
Class Y Shares	(5,831,441)	105,712,790
Short-term trading fees	32,130	72,476
Voluntary contribution from Advisor	46,145	—

Net increase in net assets	115,499,397	641,944,894
NET ASSETS:
Beginning of period	1,049,318,124	407,373,230

End of period	$1,164,817,521	$1,049,318,124

Undistributed net investment income	$951,485	$1,436,977

(a)	The Munder Small-Cap Value Fund Class R Shares commenced operations on July 29, 2004.

See Notes to Financial Statements.

13

Munder Small-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Amount
Class A Shares:
Sold*	$116,868,684	$355,095,603
Issued as reinvestment of dividends and distributions	11,620,891	2,584,485
Redeemed	(46,302,863)	(58,395,477)

Net increase	$82,186,712	$299,284,611

Class B Shares:
Sold	$5,613,073	$31,736,609
Issued as reinvestment of dividends and distributions	1,427,448	669,687
Redeemed*	(10,409,035)	(19,529,872)

Net increase/(decrease)	$(3,368,514)	$12,876,424

Class C Shares:
Sold	$21,657,151	$129,200,804
Issued as reinvestment of dividends and distributions	3,646,986	716,070
Redeemed	(10,759,601)	(9,815,971)

Net increase	$14,544,536	$120,100,903

Class K Shares:
Sold	$4,451,261	$12,960,371
Issued as reinvestment of dividends and distributions	378,246	3,652
Redeemed	(5,230,542)	(9,686,027)

Net increase/(decrease)	$(401,035)	$3,277,996

Class R Shares:
Sold	$2,674,245	$4,909,579
Issued as reinvestment of dividends and distributions	136,356	138
Redeemed	(520,409)	(122,585)

Net increase	$2,290,192	$4,787,132

Class Y Shares:
Sold	$107,510,462	$119,935,260
Issued as reinvestment of dividends and distributions	9,020,397	3,811,222
Redeemed	(12,089,551)	(18,033,692)
In-kind redemption	(110,272,749)	—

Net increase/(decrease)	$(5,831,441)	$105,712,790

(a)	The Munder Small-Cap Value Fund Class R Shares commenced operations on July 29, 2004.

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005(a)

Shares
Class A Shares:
Sold*	4,262,924	14,230,964
Issued as reinvestment of dividends and distributions	424,829	108,401
Redeemed	(1,691,032)	(2,331,642)

Net increase	2,996,721	12,007,723

Class B Shares:
Sold	212,171	1,325,387
Issued as reinvestment of dividends and distributions	54,125	29,942
Redeemed*	(392,685)	(816,593)

Net increase/(decrease)	(126,389)	538,736

Class C Shares:
Sold	821,375	5,384,563
Issued as reinvestment of dividends and distributions	138,713	32,092
Redeemed	(408,538)	(410,508)

Net increase	551,550	5,006,147

Class K Shares:
Sold	163,279	532,885
Issued as reinvestment of dividends and distributions	13,840	140
Redeemed	(190,968)	(393,379)

Net increase/(decrease)	(13,849)	139,646

Class R Shares:
Sold	98,031	196,685
Issued as reinvestment of dividends and distributions	4,993	6
Redeemed	(18,959)	(4,967)

Net increase	84,065	191,724

Class Y Shares:
Sold	3,874,257	4,834,398
Issued as reinvestment of dividends and distributions	329,174	156,033
Redeemed	(437,409)	(731,291)
In-kind redemption	(4,183,336)	—

Net increase/(decrease)	(417,314)	4,259,140

(a)	The Munder Small-Cap Value Fund Class R Shares commenced operations on July 29, 2004.

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

15

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period
	Ended		Year	Year	Year	Year	Year
	12/31/05		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$26.52		$23.12	$16.84	$16.95	$16.43	$12.19

Income/(loss) from investment operations:
Net investment income/(loss)	0.16		0.20	0.07	0.05	0.09	0.14
Net realized and unrealized gain/(loss) on investments	1.61		3.80	6.21	(0.04)*	1.42	4.22

Total from investment operations	1.77		4.00	6.28	0.01	1.51	4.36

Less distributions:
Dividends from net investment income	(0.17)		(0.11)	—	—	(0.05)	(0.12)
Distributions from net realized gains	(0.77)		(0.49)	—	(0.12)	(0.94)	—

Total distributions	(0.94)		(0.60)	—	(0.12)	(0.99)	(0.12)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	0.00	(d)	—	—	—	—	—

Net asset value, end of period	$27.35		$26.52	$23.12	$16.84	$16.95	$16.43

Total return(b)	6.65%		17.67%	37.29%	0.20%	10.50%	35.89%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$500,776		$406,154	$76,498	$20,593	$15,143	$7,872
Ratio of operating expenses to average net assets	1.34	%(e)	1.33%	1.39%	1.65%	1.41%	1.29%
Ratio of net investment income/(loss) to average net assets	1.26	%(e)	0.78%	0.33%	0.36%	0.56%	0.92%
Portfolio turnover rate	21%		26%	43%	70%	85%	140%
Ratio of operating expenses to average net assets without expense waivers	1.34	%(e)	1.33%	1.39%	1.66%	1.42%	1.29%

(a)	The Munder Small-Cap Value Fund Class A Shares and Class B Shares commenced operations on January 10, 1997 and February 11, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

16

B Shares

Period
Ended		Year	Year	Year	Year	Year
12/31/05		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

$25.60		$22.41	$16.45	$16.68	$16.24	$12.06

0.06		0.01	(0.09)	(0.05)	(0.03)	0.12
1.55		3.67	6.05	(0.06)*	1.42	4.07

1.61		3.68	5.96	(0.11)	1.39	4.19

(0.08)		—	—	—	(0.01)	(0.01)
(0.77)		(0.49)	—	(0.12)	(0.94)	—

(0.85)		(0.49)	—	(0.12)	(0.95)	(0.01)

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

0.00	(d)	—	—	—	—	—

$26.36		$25.60	$22.41	$16.45	$16.68	$16.24

6.29%		16.76%	36.23%	(0.52)%	9.75%	34.80%

$68,751		$70,013	$49,204	$28,525	$35,505	$15,063
2.09	%(e)	2.08%	2.14%	2.40%	2.16%	2.04%
0.48	%(e)	0.05%	(0.42)%	(0.39)%	(0.19)%	0.17%
21%		26%	43%	70%	85%	140%
2.09	%(e)	2.08%	2.14%	2.41%	2.17%	2.04%

See Notes to Financial Statements.

17

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period
	Ended		Year	Year	Year	Year	Year
	12/31/05		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$25.53		$22.34	$16.40	$16.63	$16.19	$12.02

Income/(loss) from investment operations:
Net investment income/(loss)	0.07		0.01	(0.09)	(0.05)	(0.03)	0.13
Net realized and unrealized gain/(loss) on investments	1.53		3.67	6.03	(0.06)*	1.42	4.05

Total from investment operations	1.60		3.68	5.94	(0.11)	1.39	4.18

Less distributions:
Dividends from net investment income	(0.08)		—	—	—	(0.01)	(0.01)
Distributions from net realized gains	(0.77)		(0.49)	—	(0.12)	(0.94)	—

Total distributions	(0.85)		(0.49)	—	(0.12)	(0.95)	(0.01)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	0.00	(d)	—	—	—	—	—

Net asset value, end of period	$26.28		$25.53	$22.34	$16.40	$16.63	$16.19

Total return(b)	6.27%		16.76%	36.22%	(0.52)%	9.78%	34.83%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$197,434		$177,709	$43,699	$11,008	$11,289	$4,772
Ratio of operating expenses to average net assets	2.09	%(e)	2.08%	2.14%	2.40%	2.16%	2.04%
Ratio of net investment income/(loss) to average net assets	0.50	%(e)	0.04%	(0.42)%	(0.39)%	(0.19)%	0.17%
Portfolio turnover rate	21%		26%	43%	70%	85%	140%
Ratio of operating expenses to average net assets without expense waivers	2.09	%(e)	2.08%	2.14%	2.41%	2.17%	2.04%

(a)	The Munder Small-Cap Value Fund Class C Shares and Class K Shares commenced operations on January 13, 1997 and December 31, 1996, respectively.
(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Amount represents less than $0.01 per share.
(e)	Annualized.
*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

18

K Shares

Period
Ended		Year	Year	Year	Year	Year
12/31/05		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/2001

$26.49		$23.10	$16.83	$16.93	$16.40	$12.17

0.17		0.19	0.07	0.05	0.09	0.18
1.60		3.80	6.20	(0.03)*	1.43	4.17

1.77		3.99	6.27	0.02	1.52	4.35

(0.17)		(0.11)	—	—	(0.05)	(0.12)
(0.77)		(0.49)	—	(0.12)	(0.94)	—

(0.94)		(0.60)	—	(0.12)	(0.99)	(0.12)

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

0.00	(d)	—	—	—	—	—

$27.32		$26.49	$23.10	$16.83	$16.93	$16.40

6.66%		17.64%	37.25%	0.32%	10.52%	35.87%

$59,683		$58,248	$47,561	$25,547	$6,530	$9,673
1.34	%(e)	1.33%	1.39%	1.65%	1.41%	1.29%
1.25	%(e)	0.80%	0.33%	0.36%	0.56%	0.92%
21%		26%	43%	70%	85%	140%
1.34	%(e)	1.33%	1.39%	1.66%	1.42%	1.29%

See Notes to Financial Statements.

19

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Period
	Ended		Period
	12/31/05		Ended
	(Unaudited)		6/30/05(c)

Net asset value, beginning of period	$26.44		$22.52

Income/(loss) from investment operations:
Net investment income	0.13		0.09
Net realized and unrealized gain/(loss) on investments	1.59		4.44

Total from investment operations	1.72		4.53

Less distributions:
Dividends from net investment income	(0.11)		(0.12)
Distributions from net realized gains	(0.77)		(0.49)

Total distributions	(0.88)		(0.61)

Short-term trading fees	0.00	(d)	0.00	(d)

Voluntary contribution from Advisor	0.00	(d)	—

Net asset value, end of period	$27.28		$26.44

Total return(b)	6.53%		20.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,524		$5,069
Ratio of operating expenses to average net assets	1.59	%(e)	1.75	%(e)
Ratio of net investment income to average net assets	1.04	%(e)	0.37	%(e)
Portfolio turnover rate	21%		26%
Ratio of operating expenses to average net assets without expense waivers	1.59	%(e)	1.75	%(e)

(a)	The Munder Small-Cap Value Fund Class R Shares and Class Y Shares commenced operations on July 29, 2004 and December 26, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

20

Y Shares

Period
Ended		Year	Year	Year	Year	Year
12/31/05		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01

$26.69		$23.27	$16.92	$16.98	$16.44	$12.20

0.21		0.26	0.12	0.09	0.13	0.16
1.61		3.83	6.24	(0.03)*	1.42	4.23

1.82		4.09	6.36	0.06	1.55	4.39

(0.24)		(0.18)	(0.01)	—	(0.07)	(0.15)
(0.77)		(0.49)	—	(0.12)	(0.94)	—

(1.01)		(0.67)	(0.01)	(0.12)	(1.01)	(0.15)

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

0.00	(d)	—	—	—	—	—

$27.50		$26.69	$23.27	$16.92	$16.98	$16.44

6.80%		17.93%	37.62%	0.50%	10.84%	36.11%

$330,649		$332,125	$190,411	$80,212	$45,122	$44,955
1.09	%(e)	1.08%	1.14%	1.40%	1.16%	1.04%
1.45	%(e)	1.04%	0.58%	0.61%	0.81%	1.17%
21%		26%	43%	70%	85%	140%
1.09	%(e)	1.08%	1.14%	1.41%	1.17%	1.04%

See Notes to Financial Statements.

21

[This Page Intentionally Left Blank]

22

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited)

1.	Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Small-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund currently is closed to new investors, subject to certain limited exceptions. The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

23

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

24

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with

25

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased on a when-issued or delayed delivery basis may be settled after the customary settlement period. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchased commitments.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

26

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $557,463 before payment of sub-administration fees and $372,647 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.0940% for administrative services.

    The Advisor made a voluntary capital contribution to the Fund during the period ended December 31, 2005 of $46,145 after completing a review of the application of the Fund’s redemption fee policy in prior years.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $9,174 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is

27

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the

28

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

period ended December 31, 2005, the Fund paid $63 to Comerica Securities and $75,797 to Comerica Bank for shareholder services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $431,644,493 and $234,007,768, respectively, for the period ended December 31, 2005. For the period ended December 31, 2005, the Fund had a redemption in kind which resulted in a redemption out of the Fund of $110,272,749. The redemption was comprised of securities and cash in the amount of $101,962,684 and $8,310,065, respectively.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $217,456,420, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $49,748,545 and net appreciation for financial reporting purposes was $167,707,875. At December 31, 2005, aggregate cost for financial reporting purposes was $1,246,809,232.

6. Investment Concentration

    As of December 31, 2005, more than 25% of the Fund’s assets were invested in issuers in the financials sector. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financials sector.

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund

29

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $6,932.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2005 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2005	$10,145,614	$2,908,288	$13,053,902

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-Term	Unrealized
Income	Gain	Appreciation	Total

$2,143,440	$13,101,525	$172,999,790	$188,244,755

    The differences between book and tax distributable earnings are primarily due to dividends payable, wash sales, real estate investment trust basis adjustments, passive foreign investment company (PFIC) basis adjustments and deferred trustees’ fees.

10.	Subsequent Event

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into

30

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

11.	Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNSCV1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Small-Mid Cap Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets
10	Statement of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
15	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. Some of the Fund’s holdings are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. The Fund may also invest in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2005, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby, Tony Dong, Julie Hollinshead, Brian Matuszak, Andy Mui and John Richardson

    The Fund earned a return of 2.80% for the six months ended December 31, 2005, relative to the 7.53% return for the Standard & Poor’s (S&P) 1000® Index.

    The Fund lagged its S&P 1000® benchmark for the six-month period, largely because of the weak relative performance in the financials and information technology sectors. In addition, during its first months of operation the Fund experienced large cash flows relative to its assets. These flows held back returns, especially during periods of strong performance in the small-cap and mid-cap market segments.

    The largest detractors from the Fund’s return in the financials sector included Universal American Financial Corp., American Home Mortgage Investment Corp. (2.1% of the Fund), Asset Acceptance Capital Corp. (1.3% of the Fund) and New Century Financial Corporation. Both Universal American Financial and New Century Financial have been eliminated from the Fund. American Home Mortgage is an independent retail mortgage banking company. Asset Acceptance Capital purchases and attempts to collect charged-off accounts receivable portfolios from consumer credit originators, including credit card issuers, consumer finance companies and retail merchants.

    Performance in the information technology sector was negatively impacted by its holdings of Digital River, Inc., SRA International, Inc. (1.9% of the Fund), FormFactor, Inc. (2.1% of the Fund) and InfoSpace, Inc. Both Digital River and InfoSpace have been eliminated from the Fund. SRA International provides U.S. federal government agencies with information technology services, including strategic consulting, systems design and development, and contingency and disaster response planning. FormFactor develops and manufactures semiconductor wafer probe cards, used in testing semiconductor devices.

    Partially offsetting these negative factors was the strong relative performance of the Fund’s health care and utilities sectors. Coventry Health Care, Inc. (2.6% of the Fund), Gilead Sciences, Inc. (2.4% of the Fund) and Hologic, Inc. (1.0% of the Fund) were among the top contributors to relative returns in the health care sector. Coventry Health Care provides managed care products and services. Gilead Sciences focuses on drugs for conditions such as AIDS, influenza and Kaposi’s Sarcoma. Hologic manufactures and markets diagnostic and medical imaging systems focused primarily on the health care needs of women, including mammography and bone densitometry. The relative strength in the utilities sector for the six-month period was largely due to Aqua America, Inc. (0.5% of the Fund), a water utility.

    Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard and Poor’s (S&P) 1000® Index combines the S&P MidCap 400® Index and the S&P SmallCap 600® Index. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000	$1,027.00	$7.41	1.45%
Class B	$1,000	$1,023.00	$11.22	2.20%
Class C	$1,000	$1,023.00	$11.22	2.20%
Class K	$1,000	$1,026.00	$7.40	1.45%
Class R	$1,000	$1,025.00	$8.68	1.70%
Class Y	$1,000	$1,028.00	$6.13	1.20%

Hypothetical
Class A	$1,000	$1,017.90	$7.37	1.45%
Class B	$1,000	$1,014.12	$11.17	2.20%
Class C	$1,000	$1,014.12	$11.17	2.20%
Class K	$1,000	$1,017.90	$7.37	1.45%
Class R	$1,000	$1,016.64	$8.64	1.70%
Class Y	$1,000	$1,019.16	$6.11	1.20%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder Small-Mid Cap Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 93.5%
Consumer Discretionary — 18.6%
Auto Components — 1.4%
3,765	Drew Industries Incorporated †	$106,135

Automobiles — 1.6%
3,025	Thor Industries, Inc.	121,212

Hotels, Restaurants & Leisure — 1.5%
3,450	Penn National Gaming, Inc. †	113,678

Household Durables — 5.7%
3,200	Jarden Corporation †	96,480
2,425	KB HOME	176,200
1,780	Pulte Homes, Inc.	70,061
2,665	Standard Pacific Corporation	98,072

		440,813

Specialty Retail — 8.4%
2,490	Chico’s FAS, Inc. †	109,386
2,670	GameStop Corporation, Class A †	84,959
6,320	Hibbett Sporting Goods, Inc. †	179,994
2,510	Jos. A. Bank Clothiers, Inc. †	108,959
425	Tiffany & Co.	16,273
3,745	United Auto Group, Inc.	143,059

		642,630

Total Consumer Discretionary		1,424,468

Energy — 11.6%
Energy Equipment & Services — 5.1%
1,875	Helmerich & Payne, Inc.	116,081
2,510	National Oilwell Varco, Inc. †	157,377
3,660	Oil States International, Inc. †	115,949

		389,407

Oil, Gas & Consumable Fuels — 6.5%
4,855	Cimarex Energy Co. †	208,813
3,340	Southwestern Energy Company †	120,040
3,855	XTO Energy Inc.	169,389

		498,242

Total Energy		887,649

Financials — 13.9%
Capital Markets — 1.5%
1,460	Affiliated Managers Group, Inc. †	117,165

See Notes to Financial Statements.

1

Munder Small-Mid Cap Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Diversified Financials — 1.3%
4,235	Asset Acceptance Capital Corp. †	$95,118

Insurance — 3.8%
3,015	AmerUs Group Co.	170,860
1,905	Delphi Financial Group, Inc.	87,649
1,090	Hub International Limited	28,122

		286,631

Real Estate — 7.3%
4,815	American Home Mortgage Investment Corp., REIT	156,825
415	Global Signal Inc., REIT	17,911
1,540	KKR Financial Corp., REIT	36,945
2,620	LaSalle Hotel Properties, REIT	96,206
2,540	Newcastle Investment Corp., REIT	63,119
5,930	Ventas, Inc., REIT	189,879

		560,885

Total Financials		1,059,799

Health Care — 9.5%
Biotechnology — 2.4%
3,425	Gilead Sciences, Inc. †	180,258

Health Care Equipment & Supplies — 1.0%
2,125	Hologic, Inc. †	80,580

Health Care Providers & Services — 6.1%
3,452	Coventry Health Care, Inc. †	196,626
2,065	Laboratory Corporation of America Holdings †	111,200
5,610	VCA Antech, Inc. †	158,202

		466,028

Total Health Care		726,866

Industrials — 17.9%
Aerospace & Defense — 4.6%
2,150	Alliant Techsystems Inc. †	163,765
2,790	Ceradyne, Inc. †	122,202
845	L-3 Communications Holdings, Inc.	62,826

		348,793

Commercial Services & Supplies — 3.2%
2,375	Portfolio Recovery Associates, Inc. †	110,295
2,275	Stericycle, Inc. †	133,952

		244,247

See Notes to Financial Statements.

2

Shares		Value

Industrials (Continued)
Construction & Engineering — 3.2%
1,675	EMCOR Group, Inc. †	$113,113
2,975	McDermott International, Inc. †	132,715

		245,828

Machinery — 3.2%
2,000	Graco Inc.	72,960
3,790	Oshkosh Truck Corporation	168,996

		241,956

Road & Rail — 0.9%
2,577	Old Dominion Freight Line, Inc. †	69,528

Trading Companies & Distributors — 2.8%
4,680	Beacon Roofing Supply, Inc. †	134,456
5,260	Rush Enterprises, Inc., Class A †	78,269

		212,725

Total Industrials		1,363,077

Information Technology — 15.9%
Computers & Peripherals — 0.9%
1,525	Logitech International S.A., ADR †	71,324

Electronic Equipment & Instruments — 1.0%
3,155	Cogent, Inc. †	71,555

Information Technology Services — 4.8%
2,285	Cognizant Technology Solutions Corporation, Class A †	115,050
4,745	SRA International, Inc. †	144,912
4,890	Wright Express Corporation †	107,580

		367,542

Internet Software & Services — 4.0%
3,675	aQuantive, Inc. †	92,757
4,280	j2 Global Communications, Inc. †	182,927
1,515	TOM Online, Inc., ADR †	30,028

		305,712

Semiconductors & Semiconductor Equipment — 5.2%
4,955	Diodes Incorporated †	153,853
6,505	FormFactor, Inc. †	158,917
15,225	ON Semiconductor Corporation †	84,194

		396,964

Total Information Technology		1,213,097

See Notes to Financial Statements.

3

Munder Small-Mid Cap Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials — 3.1%
Construction Materials — 3.1%
2,160	Florida Rock Industries, Inc.	$105,970
3,765	Headwaters Incorporated †	133,431

		239,401

Utilities — 3.0%
Gas Utilities — 2.5%
4,365	Equitable Resources, Inc.	160,152
725	New Jersey Resources Corporation	30,370

		190,522

Water Utilities — 0.5%
1,331	Aqua America, Inc.	36,336

Total Utilities		226,858

TOTAL COMMON STOCKS
(Cost $6,846,635)		7,141,215

INVESTMENT COMPANY SECURITIES — 2.5%
Financials — 1.5%
Capital Markets — 1.5%
3,110	American Capital Strategies, Ltd.	112,613

Multi-Sector — 1.0%
Multi-Industry — 1.0%
420	iShares S&P® SmallCap 600 Index Fund	24,276
370	MidCap SPDR™ Trust, Series 1	49,835

		74,111

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $188,738)		186,724

Principal
Amount

REPURCHASE AGREEMENT — 4.2%
(Cost $323,000)
$323,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $323,140 on 01/03/2006, collateralized by $330,000 FHLMC, 5.500% maturing 11/16/2015 (value $331,650)	323,000

See Notes to Financial Statements.

4

		Value

TOTAL INVESTMENTS
(Cost $7,358,373)	100.2%	$7,650,939
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(11,609)

NET ASSETS	100.0%	$7,639,330

†	Non-income producing security.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
REIT  — Real Estate Investment Trust

See Notes to Financial Statements.

5

Munder Small-Mid Cap Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$7,327,939
Repurchase agreement	323,000

Total Investments	7,650,939
Cash	685
Interest receivable	70
Dividends receivable	5,152
Receivable from Advisor	40,337
Receivable for Fund shares sold	140,599
Prepaid expenses and other assets	60,505

Total Assets	7,898,287

LIABILITIES:
Payable for Fund shares redeemed	108
Payable for investment securities purchased	188,542
Transfer agency/record keeping fees payable	28,230
Trustees’ fees and expenses payable	8,822
Administration fees payable	7,652
Custody fees payable	5,531
Investment advisory fees payable	4,656
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	2,652
Shareholder servicing fees payable — Class K Shares	7
Accrued expenses and other payables	12,757

Total Liabilities	258,957

NET ASSETS	$7,639,330

Investments, at cost	$7,358,373

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(10,603)
Accumulated net realized loss on investments sold	(169,713)
Net unrealized appreciation of investments	292,566
Paid-in capital	7,527,080

$7,639,330

NET ASSETS:
Class A Shares	$3,954,370

Class B Shares	$424,425

Class C Shares	$1,849,456

Class K Shares	$34,214

Class R Shares	$34,171

Class Y Shares	$1,342,694

SHARES OUTSTANDING:
Class A Shares	385,127

Class B Shares	41,499

Class C Shares	180,789

Class K Shares	3,334

Class R Shares	3,333

Class Y Shares	130,642

CLASS A SHARES:
Net asset value and redemption price per share	$10.27

Maximum sales charge	5.50%
Maximum offering price per share	$10.87

CLASS B SHARES:
Net asset value and offering price per share*	$10.23

CLASS C SHARES:
Net asset value and offering price per share*	$10.23

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.26

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$10.25

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.28

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Small-Mid Cap Fund

Statement of Operations, For the Period Ended December 31, 2005(a) (Unaudited)

INVESTMENT INCOME:
Interest	$3,698
Dividends	18,031

Total Investment Income	21,729

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	2,338
Class B Shares	1,246
Class C Shares	4,959
Class R Shares	85
Shareholder servicing fees:
Class K Shares	43
Administration fees	45,187
Legal and audit fees	43,482
Registration and filing fees	33,020
Transfer agency/record keeping fees	30,689
Custody fees	29,802
Investment advisory fees	14,889
Trustees’ fees and expenses	14,543
Other	12,332

Total Expenses	232,615
Expenses reimbursed by Advisor	(200,283)

Net Expenses	32,332

NET INVESTMENT LOSS	(10,603)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from security transactions	(169,713)
Net change in unrealized appreciation/(depreciation) of securities	292,566

Net realized and unrealized gain on investments	122,853

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$112,250

(a)	The Munder Small-Mid Cap Fund commenced operations on July 1, 2005.

See Notes to Financial Statements.

8

Munder Small-Mid Cap Fund

Statement of Changes in Net Assets

Period Ended
December 31, 2005(a)
(Unaudited)

Net investment loss	$(10,603)
Net realized loss from security transactions	(169,713)
Net change in unrealized appreciation/(depreciation) of securities	292,566

Net increase in net assets resulting from operations	112,250
Net increase in net assets from Fund share transactions:
Class A Shares	3,889,617
Class B Shares	421,259
Class C Shares	1,832,064
Class K Shares	33,680
Class R Shares	33,679
Class Y Shares	1,316,701
Short-term trading fees	80

Net increase in net assets	7,639,330
NET ASSETS:
Beginning of period	—
End of period	$7,639,330

Accumulated net investment loss	$(10,603)

(a)	The Munder Small-Mid Cap Fund commenced operations on July 1, 2005.

See Notes to Financial Statements.

9

Munder Small-Mid Cap Fund

Statement of Changes in Net Assets — Capital Stock Activity

Period Ended
December 31, 2005(a)
(Unaudited)

Amount
Class A Shares:
Sold	$4,215,343
Redeemed	(325,726)

Net increase	$3,889,617

Class B Shares:
Sold	$425,088
Redeemed	(3,829)

Net increase	$421,259

Class C Shares:
Sold	$1,836,655
Redeemed	(4,591)

Net increase	$1,832,064

Class K Shares:
Sold	$33,680

Net increase	$33,680

Class R Shares:
Sold	$33,679

Net increase	$33,679

Class Y Shares:
Sold	$1,321,804
Redeemed	(5,103)

Net increase	$1,316,701

(a)	The Munder Small-Mid Cap Fund commenced operations on July 1, 2005.

See Notes to Financial Statements.

10

Period Ended
December 31, 2005(a)
(Unaudited)

Shares
Class A Shares:
Sold	418,368
Redeemed	(33,241)

Net increase	385,127

Class B Shares:
Sold	41,884
Redeemed	(385)

Net increase	41,499

Class C Shares:
Sold	181,234
Redeemed	(445)

Net increase	180,789

Class K Shares:
Sold	3,334

Net increase	3,334

Class R Shares:
Sold	3,333

Net increase	3,333

Class Y Shares:
Sold	131,132
Redeemed	(490)

Net increase	130,642

(a)	The Munder Small-Mid Cap Fund commenced operations on July 1, 2005.

See Notes to Financial Statements.

11

Munder Small-Mid Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares		B Shares

	Period Ended		Period Ended
	12/31/05(c)		12/31/05(c)
	(Unaudited)		(Unaudited)

Net asset value, beginning of period	$10.00		$10.00

Income/(loss) from investment operations:
Net investment loss	(0.01)		(0.06)
Net realized and unrealized gain on investments	0.28		0.29

Total from investment operations	0.27		0.23

Short-term trading fees	0.00	(d)	0.00	(d)

Net asset value, end of period	$10.27		$10.23

Total return(b)	2.70%		2.30%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,954		$424
Ratio of operating expenses to average net assets	1.45	%(e)	2.20	%(e)
Ratio of net investment loss to average net assets	(0.36	)%(e)	(1.11	)(e)
Portfolio turnover rate	50%		50%
Ratio of operating expenses to average net assets without expense reimbursements	11.62	%(e)	12.37	%(e)

(a)	The Munder Small-Mid Cap Fund commenced operations on July 1, 2005.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

12

C Shares		K Shares		R Shares		Y Shares

Period Ended		Period Ended		Period Ended		Period Ended
12/31/05(c)		12/31/05(c)		12/31/05(c)		12/31/05(c)
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$10.00		$10.00		$10.00		$10.00

	(0.06)	(0.02)		(0.03)		(0.01)
0.29		0.28		0.28		0.29

0.23		0.26		0.25		0.28

0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)

$10.23		$10.26		$10.25		$10.28

	2.30%	2.60%		2.50%		2.80%

$1,849		$34		$34		$1,343
2.20	%(e)	1.45	%(e)	1.70	%(e)	1.20	%(e)
(1.11	)%(e)	(0.36	)%(e)	(0.61	)%(e)	(0.11	)%(e)
	50%	50%		50%		50%
12.37	%(e)	11.62	%(e)	11.87	%(e)	11.37	%(e)

See Notes to Financial Statements.

13

[This Page Intentionally Left Blank]

14

Munder Small-Mid Cap Fund

Notes To Financial Statements, December 31, 2005 (Unaudited)

1.	Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Small-Mid Cap Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

15

Munder Small-Mid Cap Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. The Fund instructs the custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

16

Munder Small-Mid Cap Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statement of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required. Applicable Federal income tax information for the Fund’s first fiscal year ended June 30, 2006 will be disclosed in the corresponding Annual Report.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    Pursuant to a contract with the Fund, the Advisor agreed to reimburse certain expenses of the Fund. For the period ended December 31, 2005, such reimbursements totaled $200,283 and are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

17

Munder Small-Mid Cap Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $45,187 before payment of sub-administration fees and $27,274 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 2.275% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $0 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to

18

Munder Small-Mid Cap Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B, Class C and Class R Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12 b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $9,336,325 and $2,131,194, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $416,670, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $124,104 and net appreciation for financial reporting purposes was $292,566. At December 31, 2005, aggregate cost for financial reporting purposes was $7,358,373.

6.	Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended

19

Munder Small-Mid Cap Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $5.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Subsequent Event

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

9.	Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10.	Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

20

Munder Small-Mid Cap Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

11.	Proxy Voting Record

    The Fund will file with the Securities and Exchange Commission its proxy voting record on Form N-PX for the 12 -month period ending June 30, 2006, and thereafter for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recently filed Form N-PX or voting record information will be available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

21

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNSMC1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Tax-Free
Money Market Fund
Class A, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%. The three-month Treasury bill, a proxy for money market performance, had a 1.75% return for the six months ended December 31, 2005, higher than its 1.29% return for the first half of the year.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information about the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
21	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$1,009.70	$3.44	0.68%
Class K	$1,000.00	$1,009.10	$4.05	0.80%
Class Y	$1,000.00	$1,009.90	$3.29	0.65%

Hypothetical
Class A	$1,000.00	$1,021.78	$3.47	0.68%
Class K	$1,000.00	$1,021.17	$4.08	0.80%
Class Y	$1,000.00	$1,021.93	$3.31	0.65%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Munder Tax-Free Money Market Fund

Investment Allocation, December 31, 2005 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by maturity. A complete list of holdings as of December 31, 2005 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Principal
Amount		Value

TAX-EXEMPT COMMERCIAL PAPER — 10.3%
Minnesota — 1.7%
$3,000,000	City of Rochester, Minnesota, Series 2000-B, 2.780% due 01/12/2006	$3,000,000

Nevada — 1.7%
3,000,000	Clark County, Nevada, Flood Control, Series 2003-A, 2.780% due 01/04/2006	3,000,000

Pennsylvania — 1.7%
3,000,000	Delaware County Industrial Development Authority, Pollution Control Revenue Refunding Bonds, Series 2001-A, (Wachovia Bank, N.A.,LOC), 2.920% due 02/02/2006	3,000,000

Tennessee — 1.2%
2,000,000	Tennessee State Tax Exempt, Series 1997-A, 3.050% due 01/10/2006	2,000,000

Texas — 2.3%
2,000,000	San Antonio, Texas, Electric & Gas, Series A, 2.750% due 01/12/2006	2,000,000
2,000,000	Texas Public Financing Authority, Series 02-A, 2.850% due 03/07/2006	2,000,000

		4,000,000

Washington — 1.7%
3,000,000	King County, Washington, Sewer Revenue, Series A, (Bayerische Landesbank, LOC), 3.100% due 02/06/2006	3,000,000

TOTAL TAX-EXEMPT COMMERCIAL PAPER
(Cost $18,000,000)		18,000,000

MUNICIPAL BONDS AND NOTES — 86.2%
Alaska — 1.7%
3,000,000	Alaska State, GO, Series A, (FSA Insured), 5.250% due 08/01/2006	3,038,103

Arizona — 4.0%
2,000,000	Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, Tucson Electric Power, Series 83-A, (Credit Suisse, LOC), 3.550% due 12/15/2018 (a)	2,000,000

See Notes to Financial Statements.

1

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Arizona (Continued)
$1,190,000	Arizona Health Facilities Authority Revenue, Community Behavioral Health Property, (Wells Fargo Bank, N.A., LOC), 3.530% due 08/01/2025 (a)	$1,190,000
3,750,000	Pima County, Arizona, Industrial Development Authority, (Tucson Electric), (Bank of New York, LOC), 3.550% due 12/01/2022 (a)	3,749,985

		6,939,985

California — 3.7%
1,500,000	California State Department of Water Resources, Power Supply Revenue, Series C-9, (Citibank, N.A., LOC), 3.450% due 05/01/2022 (a)	1,500,000
1,900,000	Santa Clara County, California, El Camino Hospital District, Hospital Facilities Authority Revenue, Aces Lease Valley Medical Center Project, Series A, (State Street Bank & Trust Co., LOC), 3.400% due 08/01/2015 (a)	1,900,000
	State of California:
2,000,000	Bond Anticipation Notes Revenue, 4.500% due 06/30/2006	2,014,348
1,100,000	Economic Recovery, Series C-8, (Lloyds TSB Bank Plc, LOC), 3.650% due 07/01/2023 (a)	1,100,000

		6,514,348

Colorado — 3.4%
1,500,000	Adams County, Colorado, Industrial Development Revenue, Clear Creek Business (Citibank, LOC), 3.500% due 11/01/2008 (a)	1,500,000
	Colorado Educational & Cultural Facilities Authority Revenue:
1,250,000	Denver Art Museum Project, (Wells Fargo N.A., LOC), 3.530% due 01/01/2034 (a)	1,250,000
2,200,000	Regis Jesuit High School Project, (Wells Fargo Bank, N.A., LOC), 3.530% due 12/01/2033 (a)	2,200,000

See Notes to Financial Statements.

2

Principal
Amount		Value

Colorado (Continued)
$1,000,000	Galleria Metropolitan District, Colorado, (Wells Fargo Bank, N.A., LOC), 3.530% due 12/01/2029 (a)	$1,000,000

		5,950,000

Florida — 6.4%
2,995,000	Dade County, Florida, Water & Sewer Systems Revenue, (FGIC Insured), (Lloyds TSB Bank, SPA), 3.380% due 10/05/2022 (a)	2,995,000
2,875,000	Florida Gulf Coast University Financing Corporation, Florida Capital Improvement Revenue, (Wachovia Bank, N.A., LOC), 3.550% due 12/01/2033 (a)	2,875,000
2,500,000	Palm Beach County, Florida, Revenue, GO, Norton Gallery, Inc. Project, (Northern Trust Company, LOC), 3.430% due 05/01/2025 (a)	2,500,000
2,800,000	Pinellas County, Florida, Educational Facilities Authority Revenue, Shorecrest Preparation School Project, (SunTrust Bank, LOC), 3.520% due 07/01/2020 (a)	2,800,000

		11,170,000

Georgia — 2.5%
940,000	Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corporation, Series A, (FGIC Insured), (Bayerische Landesbank, SPA), 3.540% due 01/01/2016 (a)	940,000
2,000,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC), 3.550% due 03/01/2022 (a)	2,000,000
1,400,000	De Kalb Private Hospital, Hospital Authority, Georgia, Revenue Anticipation Certificates, Egleston Children’s Hospital, Series A (SunTrust Bank, Atlanta, LOC), 3.500% due 03/01/2024 (a)	1,400,000

		4,340,000

See Notes to Financial Statements.

3

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Idaho — 1.1%
$2,000,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Multiple Mode Community School Project, (Bank of New York, LOC), 3.510% due 08/01/2035 (a)	$2,000,000

Illinois — 8.8%
	City of Chicago IL:
2,700,000	Neighborhoods Alive, Series 21-B, GO (MBIA Insured), (Lloyds TSB Bank, SPA), 3.550% due 01/01/2037 (a)	2,700,000
1,000,000	Water Revenue (Bank One N.A., LOC), 3.550% due 11/01/2030 (a)	1,000,000
1,000,000	Du Page, Illinois, Water Commission, GO, Refunding, 5.000% due 03/01/2006	1,003,488
3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (Lasalle Bank, N.A., LOC), 3.580% due 08/01/2015 (a)	3,500,000
1,700,000	Illinois Educational Facilities Authority Revenue, Field Museum National History, (Northern Trust Company, LOC), 3.580% due 11/01/2025 (a)	1,700,000
4,000,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Refunding, Series B, (MBIA Insured), (Societe Generale, LOC), 3.480% due 01/01/2010 (a)	4,000,000
1,400,000	Schaumburg, Illinois, GO, Series A, (Northern Trust Company, SPA), 3.510% due 12/01/2013 (a)	1,400,000

		15,303,488

Kansas — 0.6%
1,000,000	Wamego, Kansas, Pollution Control Revenue, Refunding, Utilicorp United Inc. Project, (Bank One Chicago, N.A., LOC), 3.580% due 03/01/2026 (a)	1,000,000

See Notes to Financial Statements.

4

Principal
Amount		Value

Louisiana — 1.9%
	Louisiana Public Facilities Authority Revenue:
$1,650,000	College & University Equipment and Capital, Series A, (FGIC Insured), (Societe Generale, SPA), 3.550% due 09/01/2010 (a)	$1,650,000
1,600,000	Industrial Development, Kenner Hotel Limited, (Bank of America, LOC), 3.720% due 12/01/2015 (a)	1,600,000

		3,250,000

Massachusetts — 7.0%
1,500,000	Lynnfield, Massachusetts, Bond Anticipation Notes, GO, 3.500% due 03/01/2006	1,502,516
1,000,000	Massachusetts Bay Transportation Authority, Massachusetts, General Transportation Systems, Series A (FSA Insured), 5.625% due 03/01/2026, Pre-refunded 03/01/2006	1,014,522
2,940,000	Massachusetts State Development Finance Agency, Charles River School, (Citizens Bank of MA, LOC), 3.490% due 10/01/2032 (a)	2,940,000
3,045,000	Massachusetts State Water Resources Authority, Multi-Model Subordinated General, Series B, (AMBAC Insured), (Scotiabank, SPA), 3.540% due 04/01/2028 (a)	3,045,000
2,000,000	Massachusetts State, GO, Refunding Series B, 5.000% due 02/01/2006	2,003,473
1,800,000	Peabody, Massachusetts, Bond Anticipation Notes, GO, 3.500% due 02/09/2006	1,802,194

		12,307,705

Michigan — 2.7%
1,700,000	Michigan State Strategic Fund Limited Obligation Revenue, Roeper School Project, (Standard Federal Bank, LOC), 3.490% due 05/01/2032 (a)	1,700,000
2,000,000	Michigan State, GO, Series A, 4.500% due 09/29/2006	2,017,783

See Notes to Financial Statements.

5

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$1,000,000	Van Dyke, Michigan, Public Schools, GO, Refunding, (FGIC Insured, Q-SBLF), 5.100% due 05/01/2009, Pre-refunded 05/01/2006	$1,017,120

		4,734,903

Minnesota — 2.7%
1,000,000	Metropolitan Council Minneapolis, Minneapolis St. Paul Metropolitan Area, Transit Series A, GO, 2.000% due 02/01/2006 (a)	999,596
2,045,000	Midwest Consortium of Municipal Utilities, Minnesota Revenue, Draw-Down Financing Program, Series B, (U.S. Bank, N.A., LOC), 3.530% due 10/01/2035 (a)	2,045,000
1,675,000	Minnesota State Higher Educational Facilities Authority Revenue, William Mitchell, Five-S, (U.S. Bank, N.A., LOC), 3.530% due 10/01/2033 (a)	1,675,000

		4,719,596

Missouri — 1.8%
2,140,000	Missouri State Health & Educational Facilities Revenue, Cox Health Systems (Bank of Nova Scotia, LOC), (AMBAC Insured), 3.750% due 06/01/2022 (a)	2,140,000
1,000,000	St. Louis County, Missouri, GO, Refunding, 5.000% due 02/01/2006	1,001,688

		3,141,688

Nevada — 1.4%
1,330,000	Clark County, Nevada, GO, Series B, 5.000% due 02/01/2006	1,332,256
1,130,000	Clark County, Nevada, School District, GO, Series B, (FGIC Insured), 5.000% due 06/15/2006	1,140,957

		2,473,213

See Notes to Financial Statements.

6

Principal
Amount		Value

New Jersey — 0.6%
$1,100,000	Middlesex County, New Jersey, GO, General Improvement, Series A, 3.000% due 06/15/2006	$1,101,828

New York — 4.0%
	City of New York, New York, GO:
3,000,000	Sub-Series C-3, (BNP Paribas, LOC), 3.500% due 08/01/2020 (a)	3,000,000
1,100,000	Sub-Series H-3, (Bank of New York, LOC), 3.500% due 03/01/2034 (a)	1,100,000
1,900,000	New York State Housing, Financial Agency Service Contract Revenue, Refunding, Series D, (State Street Bank & Trust Co., LOC), 3.520% due 03/15/2026 (a)	1,900,000
1,000,000	New York State Housing, Finance Agency Revenue, Maiden Lane Housing, Series A, (Bank of New York, LOC), 3.560% due 11/01/2037 (a)	1,000,000

		7,000,000

North Carolina — 5.2%
1,040,000	Greensboro, North Carolina, Public Improvement, (Bank of America, N.A., SPA), 3.500% due 04/01/2019 (a)	1,040,000
1,460,000	North Carolina Medical Care Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC), 3.550% due 09/01/2021 (a)	1,460,000
	North Carolina Medical Care, Community Hospital Revenue:
1,640,000	J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 3.550% due 05/01/2018 (a)	1,640,000
2,000,000	Northeast Medical Center Project, Series B, (SunTrust Bank, LOC), 3.480% due 11/01/2032 (a)	2,000,000
2,900,000	State of North Carolina, GO, Highway, 5.000% due 05/01/2006	2,922,189

		9,062,189

See Notes to Financial Statements.

7

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Ohio — 5.2%
$1,485,000	Akron Bath Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 3.560% due 11/01/2034 (a)	$1,485,000
2,930,000	Cleveland, Ohio, Waterworks Revenue, Refunding, IMPT — First Mortgage, Series H, (MBIA Insured), 6.000% due 01/01/2006	2,930,000
1,870,000	Franklin County, Ohio, Hospital Revenue, Refunding U.S. Health Corp., Series B, (Citibank, N.A., LOC), 3.490% due 12/01/2020 (a)	1,870,000
925,000	Middleburg Heights, Ohio, Hospital Revenue, Southwest General Health, (Fifth Third Bank, LOC), 3.550% due 08/15/2022 (a)	925,000
1,870,000	Montgomery County, Ohio, Society Saint Vincent DePaul, (National City Bank, LOC), 3.560% due 12/01/2010 (a)	1,870,000

		9,080,000

Oregon — 2.0%
3,440,000	Oregon State Health Housing Educational & Cultural Facilities Authority, (Assumption Village Project, Series A), (Keybank, N.A., LOC), 3.540% due 03/01/2033 (a)	3,440,000

Pennsylvania — 6.6%
3,000,000	Beaver County Industrial Development Authority Pollution Control Revenue, Refunding, (Barclays Bank, LOC), 3.540% due 06/01/2030 (a)	3,000,000
1,475,000	Chester County, Pennsylvania, Health & Educational Facilities Authority Revenue, Barclay Friends Project, Series A, (Wachovia Bank, N.A., LOC), 3.500% due 08/01/2025 (a)	1,475,000
2,000,000	Luzerne County Industrial Development Authority Lease Revenue, (PNC Bank N.A., LOC), 3.530% due 11/01/2026 (a)	2,000,000
2,000,000	Philadelphia, Pennsylvania, Authority Industrial Development (a), Newcourtland Elder Services Project (PNC Bank, N.A., LOC), 3.650% due 03/01/2027 (a)	2,000,000

See Notes to Financial Statements.

8

Principal
Amount		Value

Pennsylvania (Continued)
$3,000,000	Westmoreland County Industrial Development Authority, Refunding, Thermal Series A, (PNC Bank N.A., LOC), 3.530% due 12/01/2024 (a)	$3,000,000

		11,475,000

South Carolina — 0.7%
1,300,000	Piedmont Municipal Power Agency South Carolina, Electric Revenue, Refunding, Series A, (Credit Suisse, First Boston, SPA) (MBIA Insured), 3.450% due 01/01/2024 (a)	1,300,000

Tennessee — 1.5%
1,470,000	Clarksville, Tennessee, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, (Bank of America, LOC), 3.750% due 07/01/2034 (a)	1,470,000
1,200,000	Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, (Bank of America, LOC), 3.750% due 07/01/2034 (a)	1,200,000

		2,670,000

Texas — 2.6%
1,485,000	Midlothian, Texas, Independent School District, GO, Refunding, (PSFG Insured), 5.200% due 02/15/2013, Pre-refunded 02/15/2006	1,489,131
3,000,000	Texas State, Tax & Revenue Anticipation Notes, GO, 4.500% due 08/31/2006	3,028,721

		4,517,852

Utah — 0.5%
900,000	Duchesne School District, Utah, Building Authority Lease Revenue, (U.S. Bank, N.A., LOC), 3.580% due 06/01/2021 (a)	900,000

See Notes to Financial Statements.

9

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Virginia — 2.3%
$4,000,000	Clarke County, Virginia, Industrial Development Authority, Hospital Facilities Revenue, Winchester Medical Center, Inc., (FSA Insured), (Chase Manhattan Bank, SPA), 3.550% due 01/01/2030 (a)	$4,000,000

Washington — 2.7%
1,000,000	University of Washington, University Revenues, General Series B, (AMBAC Insured), (Bank of America N.A., SPA), 3.480% due 12/01/2036 (a)	1,000,000
2,620,000	Washington State Public Power Supply System Project Number 2, Electric Revenue, Refunding, Series 2A-1, (MBIA Insured), (Credit Suisse, SPA), 3.480% due 07/01/2012 (a)	2,620,000
1,000,000	Washington State, GO, Motor Vehicle Fuel Tax, Series B, 5.600% due 06/01/2013, Pre-refunded 06/01/2006	1,011,279

		4,631,279

West Virginia — 0.6%
1,000,000	West Virginia University Revenue, State University System, Marshall University Library, (AMBAC Insured), 5.750% due 04/01/2016, Pre-refunded 04/01/2006	1,016,030

Wisconsin — 0.8%
1,310,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries, North Central, (Wells Fargo Bank N.A., LOC), 3.530% due 11/01/2025 (a)	1,310,000

Wyoming — 1.2%
2,095,000	Sweetwater County, Wyoming, Pollution Control Revenue, Refunding, (Barclays Bank, LOC), 3.750% due 01/01/2014 (a)	2,095,000

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $150,482,207)		150,482,207

See Notes to Financial Statements.

10

Shares		Value

INVESTMENT COMPANY SECURITIES — 3.1%
2,874,472	Dreyfus Tax Exempt Cash Management Fund	$2,874,472
2,573,304	Valiant Tax Exempt Money Market Fund	2,573,304

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $5,447,776)		5,447,776

TOTAL INVESTMENTS
(Cost $173,929,983)	99.6%	173,929,983
OTHER ASSETS AND LIABILITIES (Net)	0.4	755,491

NET ASSETS	100.0%	$174,685,474

(a)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2005.

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation

FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
LOC   — Instruments supported by bank letter of credit
MBIA  — Municipal Bond Investors Assurance
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund
SPA   — Stand-by Purchase Agreement

At December 31, 2005, the sector diversification of the Munder Tax-Free Money Market Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	67.0%	$117,094,985
General Obligations	10.7	18,715,732
Insured	4.1	7,109,060
Pre-Refunded	3.2	5,548,082
Revenue	1.2	2,014,348

TOTAL MUNICIPAL BONDS AND NOTES	86.2	150,482,207
TAX-EXEMPT COMMERCIAL PAPER	10.3	18,000,000
INVESTMENT COMPANY SECURITIES	3.1	5,447,776

TOTAL INVESTMENTS	99.6	173,929,983
OTHER ASSETS AND LIABILITIES (Net)	0.4	755,491

NET ASSETS	100.0%	$174,685,474

See Notes to Financial Statements.

11

Munder Tax-Free Money Market Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$173,929,983
Interest receivable	1,039,784
Receivable for Fund shares sold	29,508
Dividends receivable	22,855
Prepaid expenses and other assets	22,602

Total Assets	175,044,732

LIABILITIES:
Dividends payable	233,393
Trustees’ fees and expenses payable	39,522
Transfer agency/record keeping fees payable	28,365
Administration fees payable	21,461
Shareholder servicing fees payable — Class K Shares	9,536
Investment advisory fees payable	4,018
Custody fees payable	3,933
Accrued expenses and other payables	19,030

Total Liabilities	359,258

NET ASSETS	$174,685,474

Investments, at cost	$173,929,983

See Notes to Financial Statements.

12

NET ASSETS consist of:
Accumulated net realized loss on investments sold	$(8,960)
Paid-in capital	174,694,434

$174,685,474

NET ASSETS:
Class A Shares	$62,591,425

Class K Shares	$97,281,138

Class Y Shares	$14,812,911

SHARES OUTSTANDING:
Class A Shares	62,560,087

Class K Shares	97,339,667

Class Y Shares	14,820,624

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

13

Munder Tax-Free Money Market Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$2,300,669
Dividends	98,035

Total Investment Income	2,398,704

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	85,966
Shareholder servicing fees:
Class K Shares	75,893
Investment advisory fees	324,929
Administration fees	136,291
Transfer agency/record keeping fees	45,688
Custody fees	22,186
Legal and audit fees	20,837
Trustees’ fees and expenses	20,439
Registration and filing fees	9,897
Other	26,967

Total Expenses	769,093
Fees waived by distributor	(74,389)

Net Expenses	694,704

NET INVESTMENT INCOME	1,704,000

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,704,000

See Notes to Financial Statements.

14

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Net investment income	$1,704,000	$2,133,194
Net realized loss from security transactions	—	(870)

Net increase in net assets resulting from operations	1,704,000	2,132,324
Dividends to shareholders from net investment income:
Class A Shares	(648,347)	(833,209)
Class K Shares	(900,458)	(1,242,823)
Class Y Shares	(155,195)	(57,162)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(2,369,716)	(24,319,763)
Class K Shares	(16,713,586)	(39,801,879)
Class Y Shares	10,269,716	(4,159,906)

Net decrease in net assets	(8,813,586)	(68,282,418)
NET ASSETS:
Beginning of period	183,499,060	251,781,478

End of period	$174,685,474	$183,499,060

See Notes to Financial Statements.

15

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets — Capital Stock Activity

Since the Munder Tax-Free Money Market Fund has sold, redeemed and reinvested shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments are the same as the amounts shown below for such transactions.

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Amount
Class A Shares:
Sold	$88,638,306	$222,911,640
Issued as reinvestment of dividends	648,347	831,161
Redeemed	(91,656,369)	(248,062,564)

Net decrease	$(2,369,716)	$(24,319,763)

Class K Shares:
Sold	$53,804,839	$158,582,354
Issued as reinvestment of dividends	328	1,250
Redeemed	(70,518,753)	(198,385,544)

Net decrease	$(16,713,586)	$(39,801,940)

Class Y Shares:
Sold	$16,365,108	$18,524,087
Issued as reinvestment of dividends	9,971	10,718
Redeemed	(6,105,363)	(22,694,711)

Net increase/(decrease)	$10,269,716	$(4,159,906)

See Notes to Financial Statements.

16

[This Page Intentionally Left Blank]

17

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Class A

	Period Ended		Year		Year	Year	Year	Year
	12/31/05		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05		6/30/04	6/30/03	6/30/02	6/30/01

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.010		0.014		0.004	0.005	0.012	0.031

Net realized loss on investments	—		(0.000	)(c)	—	—	—	—

Total from investment operations	0.010		0.014		0.004	0.005	0.012	0.031

Less distributions:
Dividends from net investment income	(0.010)		(0.014)		(0.004)	(0.005)	(0.012)	(0.031)

Total distributions	(0.010)		(0.014)		(0.004)	(0.005)	(0.012)	(0.031)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(b)	0.97%		1.14%		0.40%	0.52%	1.24%	3.09%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$62,591		$64,961		$89,281	$88,891	$75,422	$81,414
Ratio of operating expenses to average net assets	0.68	%(d)	0.62%		0.59%	0.82%	0.75%	0.81%
Ratio of net investment income to average net assets	1.89	%(d)	1.07%		0.40%	0.54%	1.24%	3.03%
Ratio of operating expenses to average net assets without expense waivers	0.90	%(d)	0.87%		0.84%	0.82%	0.75%	0.81%

(a)	The Munder Tax-Free Money Market Fund Class A Shares and Class K Shares commenced operations on November 29, 1992 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount is less than $0.001 per share.

(d)	Annualized.

See Notes to Financial Statements.

18

Class K

Period Ended		Year		Year	Year	Year	Year
12/31/05		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/05		6/30/04	6/30/03	6/30/02	6/30/01

$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

0.009		0.010		0.003	0.006	0.013	0.031

—		(0.000	)(c)	—	—	—	—

0.009		0.010		0.003	0.006	0.013	0.031

(0.009)		(0.010)		(0.003)	(0.006)	(0.013)	(0.031)

(0.009)		(0.010)		(0.003)	(0.006)	(0.013)	(0.031)

$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

0.91%		0.99%		0.26%	0.62%	1.34%	3.19%

$97,281		$113,995		$153,797	$198,402	$195,584	$246,089
0.80	%(d)	0.77%		0.74%	0.72%	0.65%	0.71%
1.78	%(d)	0.98%		0.25%	0.64%	1.34%	3.16%
0.80	%(d)	0.77%		0.74%	0.72%	0.65%	0.71%

See Notes to Financial Statements.

19

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/05		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05		6/30/04	6/30/03	6/30/02	6/30/01

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.010		0.011		0.004	0.008	0.015	0.033

Net realized loss on investments	—		(0.000	)(c)	—	—	—	—

Total from investment operations	0.010		0.011		0.004	0.008	0.015	0.033

Less distributions:
Dividends from net investment income	(0.010)		(0.011)		(0.004)	(0.008)	(0.015)	(0.033)

Total distributions	(0.010)		(0.011)		(0.004)	(0.008)	(0.015)	(0.033)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return(b)	0.99%		1.15%		0.41%	0.77%	1.49%	3.34%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$14,813		$4,543		$8,703	$14,107	$19,819	$11,879
Ratio of operating expenses to average net assets	0.65	%(d)	0.62%		0.59%	0.57%	0.50%	0.56%
Ratio of net investment income to average net assets	1.92	%(d)	1.04%		0.40%	0.79%	1.49%	3.31%
Ratio of operating expenses to average net assets without expense waivers	0.65	%(d)	0.62%		0.59%	0.57%	0.50%	0.56%

(a)	The Munder Tax-Free Money Market Fund Class Y Shares commenced operations on March 14, 1990.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount is less than $0.001 per share.

(d)	Annualized.

See Notes to Financial Statements.

20

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2005 (Unaudited)

1. Organization

    As of December 31, 2005, the Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Money Market Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 3 classes of shares — Class A, Class K and Class Y Shares. Class A Shares of the Fund are sold without a front-end sales charge. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at

21

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

22

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $137,705 before payment of sub-administration fees and $89,061 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1483% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $7,798 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit

23

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A
Shares	Class K
12b-1	Shares
Fees	Service Fees

0.25%	0.15%

    No payments are made under the Plan with regard to Class Y Shares.

    The Distributor voluntarily waived a portion of its 12b-1 fees for Class A Shares during the period ended December 31, 2005 in the amount of $74,389. This amount is reflected as fees waived by distributor in the accompanying Statement of Operations. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement for the portion of this waiver and other waivers that occurred on or after August 12, 2003 and represents amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At December 31, 2005, no portion of any waived amounts was eligible for reimbursement. The Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the

24

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

period ended December 31, 2005, the Fund paid $0 to Comerica Securities and $75,906 to Comerica Bank for shareholder services provided to Class A and Class K shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends paid to shareholders during the year ended June 30, 2005 were as follows:

	Tax Exempt	Ordinary
	Income	Income	Total

June 30, 2005	$2,131,280	$1,914	$2,133,194

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Tax-Exempt	Ordinary	Capital
Income	Income	Loss Carryover	Total

$189,521	$3,699	$(8,960)	$184,260

    The differences between book and tax distributable earnings are primarily due to dividends payable at year end and deferred trustees’ fees.

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes, $8,960 of unused capital losses of which $8,085, $5 and $870 expire in 2008, 2010 and 2013, respectively.

    At December 31, 2005, aggregate cost for financial reporting purposes was $173,929,983.

25

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

7. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

8. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

9. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

26

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27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer, and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTFMM1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Tax-Free Short &
Intermediate Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08% for the six-month period ended December 31, 2005. This was a significant contrast to the first half of the year, during which the Lehman Brothers Aggregate Bond Index earned 2.51%.

    The Lehman Brothers Municipal Bond Index, which measures the performance of the investment-grade municipal bond market, also had its strongest performance during the first half of the year, returning 2.91%. Unlike the taxable bond market, however, it avoided negative returns during the latter half of 2005, posting a 0.60% return for that period.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Tax-Free Short & Intermediate Bond Fund.

    If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Statements of Changes in Net Assets — Capital Stock Activity
20	Financial Highlights
25	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments geographically within the state of Michigan, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Further, a portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes. Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by maturity range. A complete list of holdings as of December 31, 2005 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 MATURITY ALLOCATION *

*	For all municipal securities, maturity allocation is based on stated final maturity, except in the case of pre-refunded bonds, which use the pre-refunded date. No specific maturity is assigned to investment company securities.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Roger Soderstrom and Adam Thayer

    The Fund earned a return of -0.17% for the six months ended December 31, 2005, relative to the 0.23% return for its blended Lehman Brothers Managed Money benchmark (50% Lehman Brothers Municipal Managed Money Short Term and 50% Lehman Brothers Municipal Managed Money Short/ Intermediate Indexes), and the 0.31% median return for the Lipper universe of short/intermediate municipal debt funds. The Fund’s benchmark was changed in August. The Fund’s former benchmark, a 65%/35% blend of the Lehman Brothers Municipal Short Index and Lehman Brothers Municipal Intermediate Index, had a 0.34% return for the six-month period.

    The market for investors in municipal debt securities was weak during the period, and the Fund’s performance suffered as a result. On a relative basis, compared to its blended Lehman Brothers Managed Money benchmark, the Fund’s barbelled maturity structure, with an overweight of both shorter-term and longer-term securities, had a positive impact on returns. This benefit was not, however, sufficient to offset the impact of expenses, which are not deducted from the benchmark’s return.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Municipal Managed Money Short Term Index and Lehman Brothers Municipal Managed Money Short/ Intermediate Index are made up of municipal bonds, other than alternative minimum tax (AMT) bonds and airline, hospital, housing and tobacco bonds, which were issued within the last five years and are rated at least Aa3. The Short Term Index is limited to bonds with maturities between one and five years, while the Short/ Intermediate Index is limited to bonds with maturities between one and ten years. The Lehman Brothers Municipal Short Index and the Lehman Brothers Municipal Intermediate Index are total return benchmarks that include investment-grade, tax-exempt municipal bonds with at least $5 million outstanding that were issued in deals of at least $50 million and that have maturities ranging from 1-5 years and 5-10 years, respectively. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short/intermediate municipal debt funds represents the universe of existing mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$998.00	$5.59	1.11%
Class B	$1,000.00	$994.20	$9.35	1.86%
Class C	$1,000.00	$993.30	$9.35	1.86%
Class K	$1,000.00	$997.00	$5.59	1.11%
Class Y	$1,000.00	$998.30	$4.33	0.86%
Hypothetical
Class A	$1,000.00	$1,019.61	$5.65	1.11%
Class B	$1,000.00	$1,015.83	$9.45	1.86%
Class C	$1,000.00	$1,015.83	$9.45	1.86%
Class K	$1,000.00	$1,019.61	$5.65	1.11%
Class Y	$1,000.00	$1,020.87	$4.38	0.86%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES — 98.3%
Alabama — 2.4%
	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured):
$1,500,000	5.000% due 02/01/2033 Pre-refunded 02/01/2009	$1,586,550
2,000,000	5.125% due 02/01/2042 Pre-refunded 08/01/2012	2,177,040

		3,763,590

Arizona — 4.0%
300,000	Arizona School Facilities Board Certificates, Series B, (FSA Insured), 5.250% due 09/01/2018, Pre-Refunded 09/01/2014	332,751
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	1,249,201
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	1,777,661
1,000,000	Mesa, Arizona, Utility System Revenue, (FGIC Insured), 6.125% due 07/01/2013, Pre-Refunded 07/01/2007	1,050,980
1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	1,939,266

		6,349,859

Arkansas — 1.2%
1,965,000	Arkansas State, GO, Capital Appreciation Bond, Series C, 3.084% due 06/01/2006 (a)	1,938,748

California — 4.0%
2,000,000	Golden State Tobacco Securitization Corp, Series B, (FGIC-TCRS Insured), 5.625% due 06/01/2038, Pre-Refunded 06/01/2013	2,236,340
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue, ETM, 3.249% due 01/01/2014 (a)	1,827,375

See Notes to Financial Statements.

1

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
California (Continued)
$2,000,000	San Jose, California, Evergreen Community College District, Series D, (MBIA Insured), 5.000% due 09/01/2024, Pre-Refunded 09/01/2013	$2,188,620

		6,252,335

Colorado — 2.0%
2,000,000	Colorado Department of Transportation Revenue, (MBIA Insured), 4.000% due 06/15/2011	2,045,160
1,000,000	El Paso County, Colorado, School District Number 2, GO, (FGIC Insured), 5.125% due 12/01/2021	1,057,000

		3,102,160

Delaware — 2.3%
	Delaware State, GO: Series A
1,000,000	4.250% due 03/01/2009	1,029,420
2,500,000	5.000% due 01/01/2007	2,543,200

		3,572,620

Florida — 2.5%
	Dade County, Florida, Special Obligation:
3,600,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 2.990% due 10/01/2025 Pre-refunded 10/01/2008 (a)	1,157,760
3,000,000	Refunding, Capital Appreciation Bond, Series B, (AMBAC Insured), 3.549% due 10/01/2015 Pre-refunded 10/01/2008 (a)	1,838,850
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	1,019,930

		4,016,540

See Notes to Financial Statements.

2

Principal
Amount		Value

Georgia — 2.2%
$1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	$1,095,330
	Georgia State, GO:
1,090,000	5.500% due 07/01/2012	1,210,892
1,045,000	6.250% due 08/01/2013	1,223,308

		3,529,530

Hawaii — 2.2%
1,875,000	Hawaii State, GO, (MBIA Insured), 5.250% due 09/01/2013	2,063,194
180,000	Kauai County, Hawaii, Series A, (MBIA Insured), ETM, 4.375% due 08/01/2010	187,214
1,215,000	Kauai County, Hawaii, Series A, (MBIA Insured) 4.375% due 08/01/2010	1,262,130

		3,512,538

Illinois — 7.2%
500,000	Chicago, Illinois, Board of Education, (AMBAC Insured), 5.250% due 12/01/2022	524,580
2,500,000	Du Page County, Illinois, Forest Preserve District, GO, 4.750% due 10/01/2010, Pre-refunded 10/01/2008	2,588,750
1,760,000	Illinois State, GO, (MBIA Insured), 5.750% due 12/01/2014, Pre-refunded 12/01/2010	1,939,520
1,000,000	Illinois State, GO, (MBIA Insured), 5.500% due 04/01/2025	1,059,490
4,000,000	Illinois State, Sales Tax Revenue, Series Y, 5.250% due 06/15/2007	4,105,080
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	538,210
500,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	581,560

		11,337,190

Iowa — 0.9%
1,500,000	Cedar Rapids, Iowa, GO, 3.400% due 06/01/2012	1,472,835

See Notes to Financial Statements.

3

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Kansas — 0.7%
$1,000,000	Wichita, Kansas, GO, 5.000% due 10/01/2008	$1,042,790

Kentucky — 1.4%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	2,168,520

Maryland — 3.3%
1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	1,126,300
3,000,000	Maryland State, State & Local Facilities Series 2, GO, 5.250% due 06/15/2006	3,027,360
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	1,081,650

		5,235,310

Massachusetts — 4.1%
1,500,000	Boston, Massachusetts, GO, Series A, 5.250% due 02/01/2009	1,582,515
1,000,000	Lowell, Massachusetts, GO, (MBIA Insured), 5.000% due 10/15/2007	1,028,550
	Massachusetts State, GO:
1,100,000	5.250% due 04/01/2011 Pre-refunded 04/01/2008	1,156,584
1,400,000	5.500% due 11/01/2020 Pre-refunded 11/01/2012	1,538,236
1,000,000	Worcester Massachusetts, (FGIC Insured) 5.250% due 08/15/2020 Pre-refunded 08/15/2012	1,085,970

		6,391,855

Michigan — 14.6%
1,335,000	Ann Arbor, Michigan, Refunding, GO, 4.000% due 09/01/2009	1,350,726
1,175,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 4.800% due 05/01/2010	1,235,724
840,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-Refunded 05/01/2010	915,508

See Notes to Financial Statements.

4

Principal
Amount		Value

Michigan (Continued)
$1,425,000	Chippewa Valley, Michigan, School District, GO, School Building & Site Development, Series I, (Q-SBLF), 4.000% due 05/01/2009	$1,450,251
1,000,000	Clarkston, Michigan, Community Schools, GO, (Q-SBLF), 4.000% due 05/01/2012	1,017,300
1,000,000	East Lansing, Michigan, School District, GO, (Q-SBLF), 4.700% due 05/01/2009	1,039,510
1,110,000	Grand Rapids, Michigan, Building Authority, GO, 4.800% due 08/01/2009	1,160,305
1,000,000	Huron Valley, Michigan, School District, GO, (FGIC Insured) (Q-SBLF), 5.875% due 05/01/2016, Pre-refunded 05/01/2007 (a)	1,033,650
425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	470,862
1,080,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 4.500% due 01/01/2011	1,127,034
400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	438,576
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	1,023,940
2,500,000	Michigan State, Building Authority Revenue, Series I, ETM, (AMBAC Insured), 6.000% due 10/01/2006	2,550,200
500,000	Rochester Community School District, Michigan, GO, (Q-SBLF), (MBIA Insured), 5.000% due 05/01/2019	547,425
1,430,000	Utica, Michigan, Community Schools, GO, (Q-SBLF), 4.050% due 05/01/2008	1,451,808
3,900,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 4.800% due 05/01/2010	4,101,552

See Notes to Financial Statements.

5

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$500,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-Refunded 05/01/2010	$545,995
1,510,000	Wayne County, Michigan, Transportation Fund Series A, GO, 5.000% due 10/01/2007	1,552,189

		23,012,555

Minnesota — 2.6%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	2,221,588
1,720,000	Minnesota State, GO, 5.250% due 11/01/2011	1,853,197

		4,074,785

Mississippi — 1.3%
2,000,000	Mississippi State, GO, 5.000% due 11/01/2006	2,027,260

Nebraska — 1.3%
	Omaha, Nebraska, GO:
1,000,000	4.400% due 12/01/2008	1,029,650
1,000,000	4.500% due 12/01/2010	1,046,070

		2,075,720

Nevada — 1.6%
1,500,000	Clark County, Nevada, GO, Series A, (AMBAC Insured), 5.000% due 12/01/2014	1,631,325
750,000	Henderson, Nevada, GO, Series B, (AMBAC Insured), 5.250% due 04/01/2016	831,413

		2,462,738

New Hampshire — 1.0%
1,500,000	Nashua, New Hampshire, GO, 4.750% due 09/15/2009	1,570,740

See Notes to Financial Statements.

6

Principal
Amount		Value

New Jersey — 2.8%
$1,170,000	Mount Holly, New Jersey, Municipal Utilities, Authority Sewer Revenue, (MBIA Insured), 4.750% due 12/01/2028, Pre-refunded 12/01/2008	$1,216,601
2,000,000	New Jersey Environmental Infrastructure Trust, 5.000% due 09/01/2009	2,106,920
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	1,116,350

		4,439,871

New Mexico — 2.2%
1,125,000	New Mexico Finance Authority, State Office Building Tax, Series A 5.250% due 06/01/2010	1,208,497
2,100,000	New Mexico State Highway Commission, Tax Revenue, 6.000% due 06/15/2010, Pre-refunded 06/15/2009	2,276,022

		3,484,519

New York — 2.0%
2,000,000	City of New York NY, Series D, (FGIC-TCRS Insured), 5.000% due 08/01/2015	2,164,320
1,000,000	Clarence, New York, Central School District, Series I, (FSA Insured), 4.000% due 05/15/2008	1,017,340

		3,181,660

North Carolina — 2.1%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	700,700
2,360,000	Charlotte, North Carolina, GO, 5.000% due 06/01/2014	2,581,604

		3,282,304

Ohio — 4.1%
	Cleveland, Ohio, Waterworks Revenue:
1,225,000	Series I, (FSA Insured), 5.000% due 01/01/2008	1,265,008
275,000	Series I, ETM, (FSA Insured), 5.000% due 01/01/2008	284,034

See Notes to Financial Statements.

7

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Ohio (Continued)
$1,000,000	Columbus, Ohio, GO, 5.000% due 07/01/2013	$1,085,710
300,000	Columbus, Ohio, GO, Refunding, Series B, 5.000% due 06/15/2016	326,847
500,000	Forest Hills, Ohio, Local School District, GO, (MBIA Insured), 6.250% due 12/01/2020, Pre-Refunded 12/01/2006	523,110
1,725,000	Ohio State, Water Development Authority, Water Quality Series 2003, Revenue, 5.000% due 12/01/2012	1,867,054
1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027, Pre-Refunded 12/01/2010	1,096,400

		6,448,163

Rhode Island — 0.7%
1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,087,790

South Carolina — 1.4%
1,000,000	Anderson County, South Carolina, School District Number 002, GO, Series B, (MBIA Insured), 5.125% due 03/01/2025	1,057,350
1,000,000	South Carolina State, State Institution, GO, Series A, 5.400% due 03/01/2019, Pre-Refunded 03/01/2010	1,085,950

		2,143,300

Tennessee — 1.0%
475,000	Johnson City, Tennessee, Water & Sewer, (FGIC Insured), 4.750% due 06/01/2013	508,307
1,000,000	Knox County, Tennessee, Public Improvement, GO, 5.200% due 05/01/2010, Pre-refunded 05/01/2008	1,051,820

		1,560,127

See Notes to Financial Statements.

8

Principal
Amount		Value

Texas — 7.0%
$1,700,000	Austin, Texas, Independent School District, Refunding, GO, (PSFG), 4.100% due 08/01/2008	$1,729,869
500,000	Galena Park, Texas, Independent School District, GO, (PSFG), 6.625% due 08/15/2015, Pre-refunded 08/15/2010	566,665
1,730,000	Houston, Texas, Independent School District, Public Property Finance-Contractual Obligation, GO, 4.750% due 07/15/2008	1,784,824
2,335,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	2,356,505
5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	5,376
500,000	Texas State, Refunding Water Financial Assistance, GO, Series C, 5.000% due 08/01/2018	516,540
1,700,000	Travis County, Texas, Certificates of Obligation, GO, 4.250% due 03/01/2008	1,733,269
200,000	Travis County, Texas, GO, Refunding, 5.500% due 03/01/2017	226,388
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	2,159,660

		11,079,096

Utah — 1.4%
1,000,000	Alpine, Utah, School District, GO, 3.000% due 03/15/2010	974,410
1,245,000	Logan City Utah School District, GO, 3.500% due 06/15/2011	1,241,315

		2,215,725

See Notes to Financial Statements.

9

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Utah (Continued)
Virginia — 0.7%
	Virginia State, Public School Authority:
$575,000	5.250% due 08/01/2008	$597,937
565,000	Series I, GO,
	5.250% due 08/01/2008
	Pre-refunded 08/01/2007	587,538

		1,185,475

Washington — 2.8%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	1,080,450
250,000	Seattle, Washington, GO, Refunding, (MBIA Insured), 4.750% due 01/01/2016	261,842
3,000,000	Washington State, GO, Series A, 5.000% due 07/01/2008	3,112,170

		4,454,462

West Virginia — 1.6%
3,000,000	West Virginia State, (FGIC Insured), 3.002% due 11/01/2009 (a)	2,597,010

Wisconsin — 5.7%
1,400,000	Blackhaw, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	1,429,414
1,000,000	Eau Claire, Wisconsin, Area School District, GO, (FSA Insured), 5.000% due 04/01/2008	1,035,470
2,450,000	Milwaukee County, Wisconsin, GO, Refunding, Corporate Purpose, Series A, 4.000% due 12/01/2010	2,491,429
1,025,000	Westfield, Wisconsin, School District, GO, (FSA Insured), 6.500% due 03/15/2014, Pre-Refunded 03/15/2008	1,094,270

See Notes to Financial Statements.

10

Principal
Amount		Value

Wisconsin (Continued)
$1,000,000	Wisconsin State, Clean Water Revenue, 5.500% due 06/01/2014, Pre-Refunded 06/01/2009	$1,066,960
	Wisconsin State, GO:
1,500,000	5.000% due 11/01/2007	1,543,590
250,000	Refunding, Series 1, (MBIA Insured),
	5.500% due 05/01/2015	281,830

		8,942,963

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $152,660,505)		155,012,683

Shares

INVESTMENT COMPANY SECURITY — 0.9%
(Cost $1,484,172)
1,484,172	Valiant Tax Exempt Money Market Fund	1,484,172

TOTAL INVESTMENTS
(Cost $154,144,677)	99.2%	156,496,855
OTHER ASSETS AND LIABILITIES (Net)	0.8	1,251,693

NET ASSETS	100.0%	$157,748,548

(a)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:

AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund
TCRS  — Transferable Custodial Receipts

See Notes to Financial Statements.

11

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

At December 31, 2005, the sector diversification of the Munder Tax-Free Short & Intermediate Bond Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligations	41.1%	$64,877,438
Pre-Refunded	27.0	42,526,035
Insured	23.9	37,723,722
Revenue	6.3	9,885,488

TOTAL MUNICIPAL BONDS AND NOTES	98.3	155,012,683
INVESTMENT COMPANY SECURITY	0.9	1,484,172

TOTAL INVESTMENTS	99.2	156,496,855
OTHER ASSETS AND LIABILITIES (Net)	0.8	1,251,693

NET ASSETS	100.0%	$157,748,548

See Notes to Financial Statements.

12

[This Page Intentionally Left Blank]

13

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$156,496,855
Interest receivable	1,763,927
Dividends receivable	7,847
Receivable for Fund shares sold	3,672
Prepaid expenses and other assets	35,040

Total Assets	158,307,341

LIABILITIES:
Payable for Fund shares redeemed	360,255
Trustees’ fees and expenses	69,309
Transfer agency/record keeping fees payable	38,510
Shareholder servicing fees payable — Class K Shares	31,113
Administration fees payable	18,569
Distribution and shareholder servicing fees payable — Class A, B and C Shares	8,859
Investment advisory fees payable	5,892
Custody fees payable	5,377
Accrued expenses and other payables	20,909

Total Liabilities	558,793

NET ASSETS	$157,748,548

Investments, at cost	$154,144,677

See Notes to Financial Statements.

14

NET ASSETS consist of:
Undistributed net investment income	$35,830
Accumulated net realized loss on investments sold	(151,684)
Net unrealized appreciation of investments	2,352,178
Paid-in capital	155,512,224

$157,748,548

NET ASSETS:
Class A Shares	$14,035,837

Class B Shares	$2,410,577

Class C Shares	$4,267,358

Class K Shares	$133,545,041

Class Y Shares	$3,489,735

SHARES OUTSTANDING:
Class A Shares	1,384,836

Class B Shares	238,283

Class C Shares	418,309

Class K Shares	13,176,766

Class Y Shares	344,056

CLASS A SHARES:
Net asset value and redemption price per share	$10.14

Maximum sales charge	4.00%
Maximum offering price per share	$10.56

CLASS B SHARES:
Net asset value and offering price per share*	$10.12

CLASS C SHARES:
Net asset value and offering price per share*	$10.20

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.13

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.14

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

15

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$3,226,047
Dividends	45,519

Total Investment Income	3,271,566

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	16,245
Class B Shares	13,638
Class C Shares	22,671
Shareholder servicing fees
Class K Shares	184,690
Investment advisory fees	428,392
Administration fees	127,128
Transfer agency/record keeping fees	48,965
Custody fees	27,584
Trustees’ fees and expenses	27,083
Legal and audit fees	20,863
Registration and filing fees	18,244
Other	35,642

Total Expenses	971,145

NET INVESTMENT INCOME	2,300,421

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions	(157,795)
Net change in unrealized appreciation/(depreciation) of securities	(2,550,612)

Net realized and unrealized loss on investments	(2,708,407)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(407,986)

See Notes to Financial Statements.

16

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Net investment income	$2,300,421	$5,240,888
Net realized loss from security transactions	(157,795)	(113,994)
Net change in unrealized appreciation/(depreciation) of securities	(2,550,612)	257,481

Net increase/(decrease) in net assets resulting from operations	(407,986)	5,384,375
Dividends to shareholders from net investment income:
Class A Shares	(196,073)	(302,253)
Class B Shares	(31,217)	(63,591)
Class C Shares	(51,976)	(108,283)
Class K Shares	(2,248,973)	(4,523,476)
Class Y Shares	(56,013)	(87,317)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	4,617,965	(3,829,468)
Class B Shares	62,317	(1,623,154)
Class C Shares	168,754	(2,985,658)
Class K Shares	(9,722,849)	(28,298,231)
Class Y Shares	647,845	119,560

Net decrease in net assets	(7,218,206)	(36,317,496)
NET ASSETS:
Beginning of period	164,966,754	201,284,250

End of period	$157,748,548	$164,966,754

Undistributed net investment income	$35,830	$319,661

See Notes to Financial Statements.

17

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Amount
Class A Shares:
Sold*	$2,937,681	$1,865,429
Issued as reinvestment of dividends	79,411	89,340
Proceeds received in merger	3,676,401	—
Redeemed	(2,075,528)	(5,784,237)

Net increase/(decrease)	$4,617,965	$(3,829,468)

Class B Shares:
Sold	$230,378	$486,743
Issued as reinvestment of dividends	12,102	23,034
Proceeds received in merger	824,860	—
Redeemed*	(1,005,023)	(2,132,931)

Net increase/(decrease)	$62,317	$(1,623,154)

Class C Shares:
Sold	$252,169	$254,977
Issued as reinvestment of dividends	26,692	47,868
Proceeds received in merger	480,490	—
Redeemed	(590,597)	(3,288,503)

Net increase/(decrease)	$168,754	$(2,985,658)

Class K Shares:
Sold	$6,199,476	$13,362,322
Issued as reinvestment of dividends	2,845	5,200
Proceeds received in merger	15,669,094	—
Redeemed	(31,594,264)	(41,665,753)

Net decrease	$(9,722,849)	$(28,298,231)

Class Y Shares:
Sold	$702,783	$231,817
Issued as reinvestment of dividends	5,746	10,397
Proceeds received in merger	75,168	—
Redeemed	(135,852)	(122,654)

Net increase	$647,845	$119,560

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

18

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Shares
Class A Shares:
Sold*	287,612	179,184
Issued as reinvestment of dividends	7,813	8,622
Issued in exchange for proceeds received in merger	360,445	—
Redeemed	(203,242)	(556,064)

Net increase/(decrease)	452,628	(368,258)

Class B Shares:
Sold	22,604	46,728
Issued as reinvestment of dividends	1,192	2,226
Issued in exchange for proceeds received in merger	81,025	—
Redeemed*	(98,962)	(205,454)

Net increase/(decrease)	5,859	(156,500)

Class C Shares:
Sold	24,592	24,340
Issued as reinvestment of dividends	2,608	4,591
Issued in exchange for proceeds received in merger	46,786	—
Redeemed	(57,917)	(314,078)

Net increase/(decrease)	16,069	(285,147)

Class K Shares:
Sold	609,751	1,287,180
Issued as reinvestment of dividends	279	503
Issued in exchange for proceeds received in merger	1,536,205	—
Redeemed	(3,106,753)	(4,014,497)

Net decrease	(960,518)	(2,726,814)

Class Y Shares:
Sold	68,909	22,296
Issued as reinvestment of dividends	565	1,003
Issued in exchange for proceeds received in merger	7,362	—
Redeemed	(13,311)	(11,825)

Net increase	63,525	11,474

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

19

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/05(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/05	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$10.32		$10.32	$10.67		$10.54	$10.40	$10.05

Income/(loss) from investment operations:
Net investment income	0.14		0.30	0.27		0.33	0.37	0.39
Net realized and unrealized gain/(loss) on investments	(0.16)		(0.01)	(0.35)		0.22	0.20	0.35

Total from investment operations	(0.02)		0.29	(0.08)		0.55	0.57	0.74

Less distributions:
Dividends from net investment income	(0.16)		(0.29)	(0.27)		(0.33)	(0.37)	(0.39)
Distributions from net realized gains	—		—	(0.00	)(d)	(0.09)	(0.06)	—

Total distributions	(0.16)		(0.29)	(0.27)		(0.42)	(0.43)	(0.39)

Net asset value, end of period	$10.14		$10.32	$10.32		$10.67	$10.54	$10.40

Total return(b)	(0.20)%		2.86%	(0.75)%		5.29%	5.60%	7.51%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$14,036		$9,620	$13,414		$28,980	$8,207	$5,899
Ratio of operating expenses to average net assets	1.11	%(e)	0.87%	1.04%		1.02%	0.94%	0.97%
Ratio of net investment income to average net assets	2.72	%(e)	2.85%	2.52%		3.11%	3.55%	3.79%
Portfolio turnover rate	5%		10%	23%		15%	10%	23%
Ratio of operating expenses to average net assets without expense waivers	1.11	%(e)	1.06%	1.04%		1.02%	0.94%	0.97%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class A Shares and Class B Shares commenced operations on November 30, 1992 and May 16, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

20

B Shares

Period Ended		Year		Year		Year	Year	Year
12/31/05(c)		Ended		Ended		Ended	Ended	Ended
(Unaudited)		6/30/05		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)

$10.30		$10.30		$10.65		$10.53	$10.38	$10.03

0.10		0.21		0.19		0.25	0.29	0.31
(0.16)		(0.00	)(d)	(0.35)		0.21	0.22	0.36

(0.06)		0.21		(0.16)		0.46	0.51	0.67

(0.12)		(0.21)		(0.19)		(0.25)	(0.30)	(0.32)
—		—		(0.00	)(d)	(0.09)	(0.06)	—

(0.12)		(0.21)		(0.19)		(0.34)	(0.36)	(0.32)

$10.12		$10.30		$10.30		$10.65	$10.53	$10.38

(0.58)%		2.09%		(1.49)%		4.41%	4.91%	6.72%

$2,411		$2,394		$4,005		$5,926	$3,401	$1,987
1.86	%(e)	1.62%		1.79%		1.77%	1.69%	1.72%
1.97	%(e)	2.08%		1.77%		2.36%	2.80%	3.04%
5%		10%		23%		15%	10%	23%
1.86	%(e)	1.81%		1.79%		1.77%	1.69%	1.72%

See Notes to Financial Statements.

21

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year		Year	Year	Year
	12/31/05(c)		Ended		Ended		Ended	Ended	Ended
	(Unaudited)		6/30/05		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$10.39		$10.38		$10.74		$10.61	$10.46	$10.10

Income/(loss) from investment operations:
Net investment income	0.10		0.22		0.19		0.25	0.29	0.32
Net realized and unrealized gain/(loss) on investments	(0.17)		(0.00	)(d)	(0.36)		0.22	0.22	0.36

Total from investment operations	(0.07)		0.22		(0.17)		0.47	0.51	0.68

Less distributions:
Dividends from net investment income	(0.12)		(0.21)		(0.19)		(0.25)	(0.30)	(0.32)
Distributions from net realized gains	—		—		(0.00	)(d)	(0.09)	(0.06)	—

Total distributions	(0.12)		(0.21)		(0.19)		(0.34)	(0.36)	(0.32)

Net asset value, end of period	$10.20		$10.39		$10.38		$10.74	$10.61	$10.46

Total return(b)	(0.67)%		2.17%		(1.57)%		4.48%	4.88%	6.78%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$4,267		$4,178		$7,136		$8,313	$2,197	$302
Ratio of operating expenses to average net assets	1.86	%(e)	1.62%		1.79%		1.77%	1.69%	1.72%
Ratio of net investment income to average net assets	1.96	%(e)	2.08%		1.77%		2.36%	2.80%	3.04%
Portfolio turnover rate	5%		10%		23%		15%	10%	23%
Ratio of operating expenses to average net assets without expense waivers	1.86	(e)	1.81%		1.79%		1.77%	1.69%	1.72%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class C Shares and Class K Shares commenced operations on July 8, 1998 and February 9, 1987, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

22

K Shares

Period Ended		Year		Year		Year	Year	Year
12/31/05(c)		Ended		Ended		Ended	Ended	Ended
(Unaudited)		6/30/05		6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)

$10.32		$10.31		$10.67		$10.55	$10.40	$10.05

0.14		0.30		0.27		0.33	0.37	0.39
(0.17)		(0.00	)(d)	(0.36)		0.21	0.21	0.35

(0.03)		0.30		(0.09)		0.54	0.58	0.74

(0.16)		(0.29)		(0.27)		(0.33)	(0.37)	(0.39)
—		—		(0.00	)(d)	(0.09)	(0.06)	—

(0.16)		(0.29)		(0.27)		(0.42)	(0.43)	(0.39)

$10.13		$10.32		$10.31		$10.67	$10.55	$10.40

(0.30)%		2.96%		(0.84)%		5.19%	5.70%	7.51%

$133,545		$145,878		$173,952		$148,315	$152,770	$171,009
1.11	%(e)	0.87%		1.04%		1.02%	0.94%	0.97%
2.71	%(e)	2.86%		2.52%		3.11%	3.55%	3.79%
5%		10%		23%		15%	10%	23%
1.11	%(e)	1.06%		1.04%		1.02%	0.94%	0.97%

See Notes to Financial Statements.

23

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/05(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/05	6/30/04(c)		6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$10.33		$10.32	$10.68		$10.55	$10.41	$10.06

Income/(loss) from investment operations:
Net investment income	0.15		0.32	0.29		0.36	0.40	0.41
Net realized and unrealized gain/(loss) on investments	(0.17)		0.01	(0.35)		0.22	0.20	0.36

Total from investment operations	(0.02)		0.33	(0.06)		0.58	0.60	0.77

Less distributions:
Dividends from net investment income	(0.17)		(0.32)	(0.30)		(0.36)	(0.40)	(0.42)
Distributions from net realized gains	—		—	(0.00	)(d)	(0.09)	(0.06)	—

Total distributions	(0.17)		(0.32)	(0.30)		(0.45)	(0.46)	(0.42)

Net asset value, end of period	$10.14		$10.33	$10.32		$10.68	$10.55	$10.41

Total return(b)	(0.17)%		3.22%	(0.60)%		5.55%	5.86%	7.77%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,490		$2,897	$2,777		$2,615	$2,923	$3,309
Ratio of operating expenses to average net assets	0.86	%(e)	0.62%	0.79%		0.77%	0.69%	0.72%
Ratio of net investment income to average net assets	2.96	%(e)	3.12%	2.77%		3.36%	3.80%	4.04%
Portfolio turnover rate	5%		10%	23%		15%	10%	23%
Ratio of operating expenses to average net assets without expense waivers	0.86	%(e)	0.81%	0.79%		0.77%	0.69%	0.72%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class Y Shares commenced operations on December 17, 1992.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

24

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited)

1. Organization

    As of December 31, 2005, The Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Short & Intermediate Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the return provided by tax-free money market instruments. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On August 12, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Munder Tax-Free Bond Fund in a tax-free exchange of shares of and the subsequent liquidation of the Munder Tax-Free Bond Fund. The Agreement and Plan of Reorganization was approved by the shareholders of the Munder Tax-Free Bond Fund at a Special Meeting of the Shareholders held on August 11, 2005.

Number of Shares outstanding of the Munder Tax-Free Bond Fund prior to merger:
Class A	416,794
Class B	93,742
Class C	54,300
Class K	1,775,356
Class Y	8,528

25

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

Number of Shares issued of the Fund for Shares of the Munder Tax-Free Bond Fund:
Class A	360,445
Class B	81,025
Class C	46,786
Class K	1,536,205
Class Y	7,362
Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Munder Tax-Free Bond Fund	$1,152,450

There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Tax-Free Bond Fund.

	Prior to Merger	After Merger

Net assets of Munder Tax-Free Bond Fund
Class A	$3,676,401	$—
Class B	824,860	—
Class C	480,490	—
Class K	15,669,094	—
Class Y	75,168	—
Net assets of Fund
Class A	$10,253,311	$13,929,712
Class B	2,425,492	3,250,352
Class C	4,197,751	4,678,241
Class K	141,947,950	157,617,044
Class Y	3,358,659	3,433,827

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a

26

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $200 million, and 0.40% on assets exceeding $200 million. During the

27

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

period ended December 31, 2005, the Fund paid an annual effective rate of 0.5000% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $127,128 before payment of sub-administration fees and $83,110 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1484% for administrative services.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $7,570 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are

28

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $0 to Comerica Securities and $185,942 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $8,132,153 and $25,644,021, respectively, for the period ended December 31, 2005.

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,188,826 and aggregate gross unrealized depreciation for all securities

29

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

for which there was an excess of financial reporting cost over value was $836,648 and net appreciation for financial reporting purposes was $2,352,178. At December 31, 2005, aggregate cost for financial reporting purposes was $154,144,677.

6. Geographic Concentration

    The Fund may invest more than 25% of its assets in municipal obligations issued by the State of Michigan and its political subdivisions. The Fund, therefore, may be subject to additional risks compared to funds that invest more broadly in multiple states. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. Although Michigan has diversified its economy, the state is still heavily dependent upon certain industries, especially automobile manufacturing and related industries. Any downturn in these industries may adversely affect Michigan’s economy. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At December 31, 2005, investments in these insured securities represented 23.9% of the Fund.

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005 total commitment fees for the Fund were $1,215.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing

30

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2005 were as follows:

	Tax-Exempt	Ordinary
	Income	Income	Total

June 30, 2005	$5,045,424	$39,496	$5,084,920

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Tax-Exempt	Capital Loss	Unrealized
Income	Carryover	Appreciation	Total

$342,103	$(66,670)	$3,823,122	$4,098,555

    The differences between book and tax distributable earnings are primarily due to premium amortization and deferred trustees’ fees.

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes $40,848 of unused capital losses which expire in 2013.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2004 and June 30, 2005 of $25,822.

10. Shareholder Meeting Results

    A Special Meeting of Shareholders (the “Special Meeting”) of the Munder Tax-Free Bond Fund, a series of MST, was held on August 11, 2005. The purpose of the Special Meeting was to seek the approval or disapproval from the shareholders of the Munder Tax-Free Bond Fund of an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and the assumption of all of the liabilities of the Munder Tax-Free Bond Fund by the Fund in exchange for shares of the Fund and the subsequent liquidation of the Munder Tax-Free Bond Fund. The Agreement and Plan of Reorganization was approved by the shareholders. The results of the vote were 1,947,714 votes For, 0 votes Against, 13,816 Abstentions and 0 Broker Non-Votes.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of

31

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2005 (Unaudited) (continued)

each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

32

[This Page Intentionally Left Blank]

33

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTFSIBD1205

SEMI-ANNUAL REPORT
December 31, 2005
Munder Technology Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    The stock and bond markets parted ways during the last six months of 2005. The S&P 500® Index, a widely recognized measure of the performance of the U.S. stock market, generated a positive return of 5.77%, while the Lehman Brothers Aggregate Bond Index, which measures the performance of the investment-grade U.S. taxable bond market, posted a negative return of -0.08%. This was a significant contrast to the first half of the year, during which the S&P 500® posted a negative return of -0.81% while the Lehman Brothers Aggregate Bond Index earned 2.51%.

    Other shifts were seen during the last half of 2005 as well. In the equity market, according to the Russell indexes, which measure the performance of various segments of nearly all of the U.S. equity market, growth stocks outperformed value stocks, while the reverse was true during the prior six months. In the fixed income market, longer-term yields declined during the first half of the year and then rose during the second half of 2005. We feel these crosscurrents in the market provide strong support for the value of portfolio diversification.

    Given the continual shifts in the relative performance of various investment styles, our investment strategies, which have strong institutional roots, are designed to be applied consistently across market environments. Each Fund adheres to a clearly defined investment discipline representing a particular segment of the stock or bond market. Investment parameters are established to help manage risk. Although there is no guarantee that we will achieve our goal, this disciplined approach to investing is designed to reduce the variability of returns and to focus on security selection. We believe that the selection of securities is a key strength of our investment management teams.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER (468-6337) or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment goals.

Very Truly Yours,

Enrique Chang
President and Principal Executive Officer, The Munder Funds
President and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in technology securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. This Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities, which increases the Fund’s risk because each investment has a greater effect on performance.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2005. The following pie chart illustrates the allocation of the Fund’s investments by industry. A complete list of holdings as of December 31, 2005 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2005. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Mark Lebovitz, Kenneth Smith and Jonathan Woodley

    The Fund earned an 11.54% return for the six months ended December 31, 2005, compared to the 10.09% return for the Goldman Sachs Technology Composite and the 11.37% median return for the Lipper universe of science and technology funds.

    During the period, the Fund benefited from strength in technology investing in general. On a relative basis, three industries within the information technology sector, including computers & peripherals, semiconductors & semiconductor equipment, and Internet software & services, were primarily responsible for the strong performance of the Fund compared to its Goldman Sachs benchmark.

    An overweight in Apple Computer, Inc. (5.7% of the Fund) boosted returns in the computers & peripherals industry, while an overweight in Advanced Micro Devices, Inc. (4.2% of the Fund) was the principal driver of strong relative returns in the semiconductors & semiconductor equipment industry.

    In the Internet software & services industry, an overweighted position in Google Inc. (5.0% of the Fund) and a position in HomeStore, Inc. (1.0% of the Fund), which is not represented in the Goldman Sachs Technology Composite, boosted returns. Google provides global Internet search solutions, and HomeStore provides products and services that help to connect real estate professionals to consumers through websites such as REALTOR.com.

    The largest detractors from relative returns during the six-month period came from the Fund’s holdings in the software industry and in the Internet & catalog retail industry within the consumer discretionary sector. Performance in the software industry was held back by a position in Shanda Interactive Entertainment Limited, (0.3% of the Fund), which is not represented in the Goldman Sachs Technology Composite, and an overweight in Mercury Interactive Corporation (0.4% of the Fund). Shanda Interactive Entertainment operates online games in China. Mercury Interactive focuses on web-based tools that facilitate automated testing and quality assurance for client software, and Internet and Internet solution developers. In the Internet & catalog retail industry, the Fund’s underweight in eBay, Inc. (2.9% of the Fund) had a negative impact on relative performance.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Goldman Sachs Technology Composite is a modified capitalization-weighted index designed to measure the performance of selected U.S.-traded technology and Internet-related stocks. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of mutual funds that are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/05	12/31/05	7/1/05-12/31/05	Ratio

Actual
Class A	$1,000.00	$1,113.00	$12.89	2.42%
Class B	$1,000.00	$1,108.80	$16.85	3.17%
Class C	$1,000.00	$1,107.50	$16.84	3.17%
Class K	$1,000.00	$1,109.10	$13.50	2.54%
Class Y	$1,000.00	$1,115.40	$11.57	2.17%

Hypothetical
Class A	$1,000.00	$1,013.01	$12.28	2.42%
Class B	$1,000.00	$1,009.23	$16.05	3.17%
Class C	$1,000.00	$1,009.23	$16.05	3.17%
Class K	$1,000.00	$1,012.40	$12.88	2.54%
Class Y	$1,000.00	$1,014.27	$11.02	2.17%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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Munder Technology Fund

Portfolio of Investments, December 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS — 99.7%
Consumer Discretionary — 4.5%
Hotels, Restaurants & Leisure — 0.3%
8,000	Ctrip.com International Ltd., ADR (a)	$462,000

Internet & Catalog Retail — 4.2%
107,000	eBay, Inc. †	4,627,750
17,500	priceline.com Incorporated †,(a)	390,600
72,000	Stamps.com Inc. (a)	1,653,120

		6,671,470

Total Consumer Discretionary		7,133,470

Industrials — 0.3%
Commercial Services & Supplies — 0.3%
10,000	Monster Worldwide, Inc. †	408,200

Information Technology — 94.9%
Communications Equipment — 15.6%
341,200	Cisco Systems, Inc. †	5,841,344
45,000	Comverse Technology, Inc. †	1,196,550
94,000	Corning, Incorporated †	1,848,040
170,000	JDS Uniphase Corporation †,(a)	401,200
61,939	Juniper Networks, Inc. †	1,381,239
386,000	Lucent Technologies Inc. †,(a)	1,026,760
208,000	Motorola, Inc.	4,698,720
88,000	Nokia Corporation, ADR	1,610,400
11,500	Option N.V. †	851,193
134,700	QUALCOMM Incorporated	5,802,876

		24,658,322

Computers & Peripherals — 20.7%
125,500	Apple Computer, Inc. †	9,022,195
160,500	Dell, Inc. †	4,813,395
462,000	EMC Corporation †	6,292,440
119,130	Hewlett-Packard Company	3,410,692
45,500	International Business Machines Corporation	3,740,100
25,000	M-Systems Flash Disk Pioneers Ltd. †,(a)	828,000
26,000	Network Appliance, Inc. †	702,000
130,500	Novatel Wireless, Inc. (a)	1,580,355
21,000	SanDisk Corporation †	1,319,220

See Notes to Financial Statements.

1

Munder Technology Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Computers & Peripherals (Continued)
38,000	Seagate Technology (a)	$759,620
18,000	Western Digital Corporation †	334,980

		32,802,997

Electronic Equipment & Instruments — 3.3%
51,000	Agilent Technologies, Inc. †	1,697,790
160,000	Flextronics International Ltd. †	1,670,400
51,000	Jabil Circuit, Inc. †	1,891,590

		5,259,780

Information Technology Services — 2.3%
60,000	Accenture Ltd., Class A	1,732,200
20,000	First Data Corporation	860,200
30,000	Satyam Computer Services Ltd., ADR	1,097,700

		3,690,100

Internet Software & Services — 13.7%
17,500	Digital River, Inc. (a)	520,450
19,050	Google Inc., Class A †	7,903,083
311,000	HomeStore, Inc. †	1,586,100
54,000	HouseValues, Inc. †	703,620
14,000	j2 Global Communications, Inc. †,(a)	598,360
49,000	Openwave Systems Inc. (a)	856,030
66,000	SINA Corporation (a)	1,594,560
390,000	Tencent Holdings Ltd †	417,486
23,000	ValueClick, Inc. †,(a)	416,530
180,000	Yahoo! Inc. †	7,052,400

		21,648,619

Semiconductors & Semiconductor Equipment — 23.7%
217,000	Advanced Micro Devices, Inc. †	6,640,200
61,500	Analog Devices, Inc.	2,206,005
112,000	Applied Materials, Inc.	2,009,280
41,000	Broadcom Corporation, Class A †	1,933,150
32,000	Freescale Semiconductor, Inc., Class B †	805,440
23,000	Genesis Microchip, Incorporated †,(a)	416,070
231,000	Intel Corporation	5,765,760
29,000	KLA-Tencor Corporation	1,430,570
24,000	Linear Technology Corporation	865,680

See Notes to Financial Statements.

2

Shares		Value

Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
21,000	Marvell Technology Group Ltd. †	$1,177,890
80,000	Maxim Integrated Products, Inc.	2,899,200
19,000	MEMC Electronic Materials, Inc. †	421,230
42,000	Microchip Technology, Inc.	1,350,300
28,000	National Semiconductor Corporation	727,440
44,000	Novellus Systems, Inc. †	1,061,280
31,000	PortalPlayer, Inc. (a)	877,920
65,000	Silicon Motion Technology Corporation, ADR (a)	780,000
125,270	Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,241,426
34,000	Teradyne, Inc. †	495,380
102,700	Texas Instruments Incorporated	3,293,589
44,000	Xilinx, Inc.	1,109,240

		37,507,050

Software — 15.6%
53,333	Activision, Inc. †	732,796
92,980	Adobe Systems Incorporated	3,436,541
47,000	Check Point Software Technologies Ltd. †	944,700
44,000	Cognos Incorporated †,(a)	1,527,240
24,500	Electronic Arts, Inc. †	1,281,595
93,014	Intermap Technologies Corp. †	398,125
19,000	JAMDAT Mobile Inc. †	505,020
28,000	McAfee, Inc. †	759,640
21,000	Mercury Interactive Corporation †,(a)	583,590
235,400	Microsoft Corporation	6,155,710
332,625	Oracle Corporation †	4,061,351
107,000	Quest Software, Inc. †,(a)	1,561,130
31,000	Red Hat, Inc. (a)	844,440
21,000	salesforce.com, inc. †,(a)	673,050
36,000	Shanda Interactive Entertainment Limited, ADR †,(a)	548,640
34,340	Symantec Corporation †	600,950

		24,614,518

Total Information Technology		150,181,386

TOTAL COMMON STOCKS
(Cost $194,686,510)		157,723,056

See Notes to Financial Statements.

3

Munder Technology Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

Shares		Value

LIMITED PARTNERSHIP — 1.1%
(Cost $1,870,262)
Information Technology — 1.1%
Multi-Industry — 1.1%
2,400,000	New Enterprise Associates 10, L.P. †,(b),(c),(d)	$1,735,430

Principal
Amount

REPURCHASE AGREEMENT — 0.1%
(Cost $112,000)
$112,000	Agreement with State Street Bank and Trust Company, 3.900% dated 12/30/2005, to be repurchased at $112,049 on 01/03/2006, collateralized by $115,000 FHLMC, 5.500% maturing 11/16/2015 (value $115,575)	112,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 9.5%
(Cost $15,072,550)
15,072,550	State Street Navigator Securities Trust — Prime Portfolio (e)	15,072,550

TOTAL INVESTMENTS
(Cost $211,741,322)	110.4%	174,643,036
OTHER ASSETS AND LIABILITIES (Net)	(10.4)	(16,463,499)

NET ASSETS	100.0%	$158,179,537

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2005 (see Notes to Financial Statements, Note 2). As of December 31, 2005, these securities represent $1,735,430, 1.1% of net assets.

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

See Notes to Financial Statements.

4

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2005, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,735,430, 1.1% of net assets.

Security	Acquisition Date	Cost

New Enterprises Associates 10, L.P.	10/26/00	$216,444
	01/05/01	108,222
	07/27/01	54,111
	09/26/01	108,222
	01/16/02	114,502
	04/23/02	114,502
	07/12/02	114,502
	11/12/02	114,502
	02/04/03	115,785
	07/16/03	117,365
	09/19/03	121,104
	12/10/03	121,485
	04/19/04	121,913
	08/16/04	123,397
	12/28/04	131,667
	07/11/05	72,539

(e)	As of December 31, 2005, the market value of the securities on loan is $14,474,306.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

5

Munder Technology Fund

Portfolio of Investments, December 31, 2005 (Unaudited) (continued)

At December 31, 2005, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.6%	$140,081,476
China	1.9	3,022,686
Bermuda	1.8	2,910,090
Taiwan	1.3	2,021,426
Canada	1.2	1,925,365
Israel	1.1	1,772,700
Singapore	1.1	1,670,400
Finland	1.0	1,610,400
India	0.7	1,097,700
Belgium	0.5	851,193
Cayman Islands	0.5	759,620

TOTAL COMMON STOCKS	99.7	157,723,056
LIMITED PARTNERSHIP	1.1	1,735,430
REPURCHASE AGREEMENT	0.1	112,000
COLLATERAL FOR SECURITIES ON LOAN	9.5	15,072,550

TOTAL INVESTMENTS	110.4	174,643,036
OTHER ASSETS AND LIABILITIES (Net)	(10.4)	(16,463,499)

NET ASSETS	100.0%	$158,179,537

See Notes to Financial Statements.

6

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7

Munder Technology Fund

Statement of Assets and Liabilities, December 31, 2005 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $14,474,306 of securities loaned)	$174,531,036
Repurchase agreement	112,000

Total Investments	174,643,036
Cash	610
Interest receivable	24
Dividends receivable	33,306
Receivable for investment securities sold	3,797,405
Receivable for Fund shares sold	31,125
Prepaid expenses and other assets	31,610

Total Assets	178,537,116

LIABILITIES:
Payable for Fund shares redeemed	1,569,686
Payable for investment securities purchased	2,863,114
Payable upon return of securities loaned	15,072,550
Transfer agency/record keeping fees payable	490,983
Investment advisory fees payable	141,314
Distribution and shareholder servicing fees payable — Class A, B and C Shares	90,979
Trustees’ fees and expenses payable	47,308
Administration fees payable	9,172
Custody fees payable	2,961
Accrued expenses and other payables	69,512

Total Liabilities	20,357,579

NET ASSETS	$158,179,537

Investments, at cost	$211,741,322

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(2,091,733)
Accumulated net realized loss on investments sold	(1,528,035,492)
Net unrealized depreciation of investments	(37,098,286)
Paid-in capital	1,725,405,048

$158,179,537

NET ASSETS:
Class A Shares	$67,694,862

Class B Shares	$55,301,956

Class C Shares	$33,382,005

Class K Shares	$1,343

Class Y Shares	$1,799,371

SHARES OUTSTANDING:
Class A Shares	17,161,180

Class B Shares	14,668,938

Class C Shares	9,811,708

Class K Shares	315

Class Y Shares	413,770

CLASS A SHARES:
Net asset value and redemption price per share	$3.94

Maximum sales charge	5.50%
Maximum offering price per share	$4.17

CLASS B SHARES:
Net asset value and offering price per share*	$3.77

CLASS C SHARES:
Net asset value and offering price per share*	$3.40

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$4.26

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$4.35

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Technology Fund

Statement of Operations, For the Period Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest	$3,837
Dividends (a)	315,288
Securities lending	28,540

Total Investment Income	347,665

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	77,700
Class B Shares	333,951
Class C Shares	177,580
Shareholder servicing fees:
Class K Shares	4
Investment advisory fees	831,316
Transfer agency/record keeping fees	683,558
Administration fees	122,232
Printing and mailing fees	71,395
Legal and audit fees	28,521
Custody fees	27,384
Trustees’ fees and expenses	20,017
Registration and filing fees	19,976
Other	12,889

Total Expenses	2,406,523

NET INVESTMENT LOSS	(2,058,858)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
Security transactions	(11,072,421)
Foreign currency-related transactions	(374)
Net change in unrealized appreciation/(depreciation) of securities	30,524,276

Net realized and unrealized gain on investments	19,451,481

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,392,623

(a)	Net of foreign withholding taxes of $268

See Notes to Financial Statements.

10

Munder Technology Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Net investment loss	$(2,058,858)	$(3,541,376)
Net realized loss from security and foreign currency-related transactions	(11,072,795)	(38,812,591)
Net change in unrealized appreciation/(depreciation) of securities	30,524,276	23,358,852

Net increase/(decrease) in net assets resulting from operations	17,392,623	(18,995,115)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	2,377,824	(20,818,929)
Class B Shares	(21,732,465)	(30,930,618)
Class C Shares	(5,833,782)	(15,161,830)
Class K Shares	(9,181)	(27,347)
Class Y Shares	(130,701)	(1,448,918)
Short-term trading fees	668	2,869
Voluntary contribution from Advisor	38,276	—

Net decrease in net assets	(7,896,738)	(87,379,888)
NET ASSETS:
Beginning of period	166,076,275	253,456,163

End of period	$158,179,537	$166,076,275

Accumulated net investment loss	$(2,091,733)	$(32,875)

See Notes to Financial Statements.

11

Munder Technology Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Amount
Class A Shares:
Sold*	$13,403,498	$4,453,507
Redeemed	(11,025,674)	(25,272,436)

Net increase/(decrease)	$2,377,824	$(20,818,929)

Class B Shares:
Sold	$840,517	$1,779,566
Redeemed*	(22,572,982)	(32,710,184)

Net decrease	$(21,732,465)	$(30,930,618)

Class C Shares:
Sold	$254,597	$808,100
Redeemed	(6,088,379)	(15,969,930)

Net decrease	$(5,833,782)	$(15,161,830)

Class K Shares:
Redeemed	$(9,181)	$(27,347)

Net decrease	$(9,181)	$(27,347)

Class Y Shares:
Sold	$14,009	$99,071
Redeemed	(144,710)	(1,547,989)

Net decrease	$(130,701)	$(1,448,918)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2005	Year Ended
	(Unaudited)	June 30, 2005

Shares
Class A Shares:
Sold*	3,481,197	1,245,437
Redeemed	(2,902,258)	(7,062,205)

Net increase/(decrease)	578,939	(5,816,768)

Class B Shares:
Sold	231,584	516,053
Redeemed*	(6,164,988)	(9,502,234)

Net decrease	(5,933,404)	(8,986,181)

Class C Shares:
Sold	78,020	259,789
Redeemed	(1,851,422)	(5,126,025)

Net decrease	(1,773,402)	(4,866,236)

Class K Shares:
Redeemed	(2,311)	(7,021)

Net decrease	(2,311)	(7,021)

Class Y Shares:
Sold	3,386	25,281
Redeemed	(34,761)	(400,110)

Net decrease	(31,375)	(374,829)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

13

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$3.54		$3.83	$3.26	$3.12	$6.02	$16.66

Income/(loss) from investment operations:
Net investment loss	(0.05)		(0.05)	(0.09)	(0.08)	(0.10)	(0.15)
Net realized and unrealized gain/(loss) on investments	0.45		(0.24)	0.66	0.22	(2.80)	(10.49)

Total from investment operations	0.40		(0.29)	0.57	0.14	(2.90)	(10.64)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	0.00	(d)	—	—	—	—	—

Net asset value, end of period	$3.94		$3.54	$3.83	$3.26	$3.12	$6.02

Total return(b)	11.30%		(7.33)%	17.18%	4.49%	(48.17)%	(63.87)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$67,695		$58,757	$85,682	$90,905	$106,583	$268,665
Ratio of operating expenses to average net assets	2.42	%(e)	2.56%	2.68%	3.00%	2.56%	1.89%
Ratio of net investment loss to average net assets	(1.97	)%(e)	(1.28)%	(2.33)%	(2.68)%	(2.25)%	(1.37)%
Portfolio turnover rate	62%		90%	53%	44%	89%	145%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.42	%(e)	2.59%	2.78%	3.13%	2.59%	1.95%

(a)	The Munder Technology Fund Class A Shares and Class B Shares commenced operations on October 26, 1999.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

$3.40		$3.70	$3.17	$3.06	$5.95	$16.58

(0.06)		(0.07)	(0.11)	(0.10)	(0.13)	(0.22)
0.43		(0.23)	0.64	0.21	(2.76)	(10.41)

0.37		(0.30)	0.53	0.11	(2.89)	(10.63)

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

0.00	(d)	—	—	—	—	—

$3.77		$3.40	$3.70	$3.17	$3.06	$5.95

10.88%		(8.11)%	16.72%	3.59%	(48.57)%	(64.11)%

$55,302		$70,035	$109,400	$112,580	$133,166	$324,763
3.17	%(e)	3.31%	3.43%	3.75%	3.31%	2.64%
(2.80	)%(e)	(2.03)%	(3.08)%	(3.43)%	(3.00)%	(2.12)%
62%		90%	53%	44%	89%	145%
3.17	%(e)	3.34%	3.53%	3.88%	3.34%	2.70%

See Notes to Financial Statements.

15

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$3.07		$3.34	$2.86	$2.76	$5.38	$15.00

Income/(loss) from investment operations:
Net investment loss	(0.06)		(0.06)	(0.10)	(0.09)	(0.12)	(0.20)
Net realized and unrealized gain/(loss) on investments	0.39		(0.21)	0.58	0.19	(2.50)	(9.42)

Total from investment operations	0.33		(0.27)	0.48	0.10	(2.62)	(9.62)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	0.00	(d)	—	—	—	—	—

Net asset value, end of period	$3.40		$3.07	$3.34	$2.86	$2.76	$5.38

Total return(b)	10.75%		(7.81)%	16.43%	3.62%	(48.70)%	(64.13)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$33,382		$35,538	$54,891	$61,337	$71,303	$185,063
Ratio of operating expenses to average net assets	3.17	%(e)	3.31%	3.43%	3.75%	3.31%	2.64%
Ratio of net investment loss to average net assets	(2.77	)%(e)	(2.03)%	(3.08)%	(3.43)%	(3.00)%	(2.12)%
Portfolio turnover rate	62%		90%	53%	44%	89%	145%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.17	%(e)	3.34%	3.53%	3.88%	3.34%	2.70%

(a)	Prior to the close of business of October 31, 2003 the Munder Technology Fund offered Class II shares, which were converted and/or reclassified as Class C shares on that date. Class II shares, which commenced operations on November 16, 1999, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II shares and reflect the fees and expenses of the Class II shares. Class K Shares commenced operations on May 25, 2000.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/05(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

$3.85		$4.15	$3.54	$3.39	$6.54	$18.10

(0.05)		(0.05)	(0.09)	(0.08)	(0.11)	(0.14)
0.46		(0.25)	0.70	0.23	(3.04)	(11.42)

0.41		(0.30)	0.61	0.15	(3.15)	(11.56)

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

0.00	(d)	—	—	—	—	—

$4.26		$3.85	$4.15	$3.54	$3.39	$6.54

10.91%		(7.23)%	17.23%	4.42%	(48.17)%	(63.87)%

$1		$10	$40	$175	$641	$9,400
2.54	%(e)	2.56%	2.68%	3.00%	2.56%	1.89%
(2.30	)%(e)	(1.19)%	(2.33)%	(2.68)%	(2.25)%	(1.37)%
62%		90%	53%	44%	89%	145%
2.54	%(e)	2.59%	2.78%	3.13%	2.59%	1.95%

See Notes to Financial Statements.

17

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/05 (c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)	6/30/01(c)

Net asset value, beginning of period	$3.90		$4.20	$3.57	$3.41	$6.56	$18.09

Income/(loss) from investment operations:
Net investment loss	(0.04)		(0.04)	(0.09)	(0.08)	(0.10)	(0.13)
Net realized and unrealized gain/(loss) on investments	0.49		(0.26)	0.72	0.24	(3.05)	(11.40)

Total from investment operations	0.45		(0.30)	0.63	0.16	(3.15)	(11.53)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	0.00	(d)	—	—	—	—	—

Net asset value, end of period	$4.35		$3.90	$4.20	$3.57	$3.41	$6.56

Total return(b)	11.54%		(7.14)%	17.65%	4.69%	(48.02)%	(63.74)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,799		$1,736	$3,444	$2,963	$4,160	$8,939
Ratio of operating expenses to average net assets	2.17	%(e)	2.31%	2.43%	2.75%	2.31%	1.64%
Ratio of net investment loss to average net assets	(1.75	)%(e)	(1.09)%	(2.08)%	(2.43)%	(2.00)%	(1.12)%
Portfolio turnover rate	62%		90%	53%	44%	89%	145%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.17	%(e)	2.34%	2.53%	2.88%	2.34%	1.70%

(a)	The Munder Technology Fund Class Y Shares commenced operations on August 26, 1999.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

18

Munder Technology Fund

Notes to Financial Statements, December 31, 2005 (Unaudited)

1.	Organization

    As of December 31, 2005, The Munder Funds (sometimes referred to as the “Funds”) consisted of 26 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Technology Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On July 17, 2005, the Fund changed its name from Munder Future Technology Fund to Munder Technology Fund.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

19

Munder Technology Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Securities for which market quotations are not readily available are valued using broker-dealer quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in the U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

20

Munder Technology Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with

21

Munder Technology Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% will be assessed on certain redemptions of Fund shares made within 60 days of purchase as described in the Fund’s prospectus. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% on the first $300 million; 0.90% on assets above $300 million up to $1 billion; and 0.80% on assets exceeding $1 billion. During the period ended December 31, 2005, the Fund paid an annual effective rate of 1.00% for advisory services.

22

Munder Technology Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2005, the Advisor earned $122,232 before payment of sub-administration fees and $80,894 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2005, the Fund paid an annual effective rate of 0.1469% for administrative services.

    The Advisor made a voluntary capital contribution to the Fund during the period ended December 31, 2005 of $38,276 after completing a review of certain shareholder trading activities in prior years.

    Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 96% of the Advisor (87% on a fully diluted basis) as of December 31, 2005. Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $50 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2005.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service.

23

Munder Technology Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2005, the Fund paid $51 to Comerica Securities and $60 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $102,484,879 and $128,707,926, respectively, for the period ended December 31, 2005.

24

Munder Technology Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

    At December 31, 2005, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $17,617,543, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $54,715,829 and net depreciation for financial reporting purposes was $37,098,286. At December 31, 2005, aggregate cost for financial reporting purposes was $211,741,322.

6.	Investment Concentration

    The Fund primarily invests in equity securities of technology-related companies. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

7. Revolving Line of Credit

    Effective December 14, 2005, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 13, 2006 on the daily amount of the unused commitment. During the period ended December 31, 2005, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2005, total commitment fees for the Fund were $1,135.

8. Commitments

    The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At December 31, 2005, the Fund had total commitments to contribute $600,000 to various issuers when and if required.

9. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

25

Munder Technology Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

10. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Post
October
Loss/Capital	Unrealized
Loss Carryover	Depreciation	Total

$(1,511,637,680)	$(72,948,755)	$(1,584,586,435)

    The differences between book and tax distributable earnings are primarily due to wash sales, deferred trustees’ fees and partnership basis adjustments.

    As determined at June 30, 2005, the Fund had available for Federal income tax purposes, $1,484,777,856 of unused capital losses of which $149,921,329, $1,053,993,850, $186,583,565, $75,068,939 and $19,210,173 expire in 2009, 2010, 2011, 2012 and 2013, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency and capital losses arising between November 1, 2004 and June 30, 2005 of $1,176 and $26,858,648, respectively.

11. Subsequent Event

    Effective March 1, 2006, foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern Time.

12. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and

26

Munder Technology Fund

Notes to Financial Statements, December 31, 2005 (Unaudited) (continued)

Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13. Proxy Voting Policies and Procedures

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

Enrique Chang, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTECH1205

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committees of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, Enrique Chang, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Chang and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.
(a)(3) Not applicable.
(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date: March 8, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Enrique Chang
Enrique Chang
President and Principal Executive Officer

Date: March 8, 2006

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: March 8, 2006